     As filed with the Securities and Exchange Commission on April 14, 2017

                                                            File Nos. 333-200256
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 3                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 637                            [X]


                        (Check Appropriate Box or Boxes)



                         Brighthouse Separate Account A

                           (Exact Name of Registrant)



                       Brighthouse Life Insurance Company

                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President

                       Brighthouse Life Insurance Company

                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:



              On May 1, 2017 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A

                        SUPPLEMENT DATED MAY 1, 2017
                    TO THE PROSPECTUSES DATED MAY 1, 2017

For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"): Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), 3-year Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated May 1, 2017 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

    When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information--Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

    PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits--Description of the Lifetime Withdrawal Guarantee II--Lifetime Withdrawal Guarantee and Annuitization" and "Living Benefits--Description of the Enhanced Guaranteed Withdrawal Benefit--Enhanced GWB and Annuitization" in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-343-8496

                                                                  SUPP-MLFAN0517

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND




                                                  BRIGHTHOUSE SEPARATE ACCOUNT A






                                                                       SERIES VA

                           (OFFERED BETWEEN MARCH 22, 2001 AND OCTOBER 7, 2011)






                                                                     MAY 1, 2017



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 62 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 61 Investment Portfolios listed below.



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)


     AB Global Dynamic Allocation Portfolio (Class B)*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B)* (formerly MetLife Balanced
         Plus Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly
         Met/Eaton Vance Floating Rate Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio (Class B)# (formerly
         Met/Templeton International Bond Portfolio)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*


     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)*

     Pyramis(R) Managed Risk Portfolio (Class B)*

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly
         Met/Artisan Mid Cap Value Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)* (formerly Barclays
         Aggregate Bond Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R)
         Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell
         2000(R) Index Portfolio)


     MetLife Stock Index Portfolio (Class B)


     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.


To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 114 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits


o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................   5
HIGHLIGHTS...............................................   7
FEE TABLES AND EXAMPLES..................................   9
1. THE ANNUITY CONTRACT..................................  17
2. PURCHASE..............................................  17
     Purchase Payments...................................  18
     Termination for Low Account Value...................  18
     Allocation of Purchase Payments.....................  19
     Investment Allocation Restrictions for Certain
       Riders............................................  20
     Free Look...........................................  25
     Accumulation Units..................................  26
     Account Value.......................................  26
     Replacement of Contracts............................  26
3. INVESTMENT OPTIONS....................................  27
     Investment Portfolios That Are Funds-of-Funds.......  30
     Transfers...........................................  31
     Dollar Cost Averaging Programs......................  34
     Three Month Market Entry Program....................  35
     Automatic Rebalancing Program.......................  35
     Voting Rights.......................................  36
     Substitution of Investment Options..................  36
4. EXPENSES..............................................  36
     Product Charges.....................................  36
     Account Fee.........................................  38
     Guaranteed Minimum Income
       Benefit -- Rider Charge...........................  38
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................  39
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge...........................  41
     Withdrawal Charge...................................  41
     Reduction or Elimination of the Withdrawal
       Charge............................................  42
     Premium and Other Taxes.............................  43
     Transfer Fee........................................  43
     Income Taxes........................................  43
     Investment Portfolio Expenses.......................  43
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  43
     Annuity Date........................................  43
     Annuity Payments....................................  44
     Annuity Options.....................................  44
     Variable Annuity Payments...........................  46
     Fixed Annuity Payments..............................  46
6. ACCESS TO YOUR MONEY..................................  47
     Systematic Withdrawal Program.......................  48
     Suspension of Payments or Transfers.................  48


7. LIVING BENEFITS.......................................  48
     Overview of Living Benefit Riders...................  48
     Guaranteed Income Benefits..........................  49
     Description of GMIB Max I...........................  50
     Description of GMIB Plus III........................  58
     Description of GMIB Plus II.........................  64
     Description of GMIB Plus I..........................  65
     Description of GMIB II..............................  67
     Description of GMIB I...............................  68
     Guaranteed Withdrawal Benefits......................  69
     Description of the Lifetime Withdrawal Guarantee
       II................................................  70
     Description of the Lifetime Withdrawal Guarantee
       I.................................................  76
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................  77
     Guaranteed Minimum Accumulation Benefit.............  82
8. PERFORMANCE...........................................  84
9. DEATH BENEFIT.........................................  85
     Upon Your Death.....................................  85
     Standard Death Benefit -- Principal Protection......  86
     Optional Death Benefit -- Annual Step-Up............  86
     Optional Death Benefit -- EDB Max I.................  86
     Optional Death Benefit -- Enhanced Death Benefit
       II................................................  92
     Description of Enhanced Death Benefit I.............  96
     Optional Death Benefit -- Compounded-Plus...........  97
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  97
     General Death Benefit Provisions....................  98
     Spousal Continuation................................  99
     Death of the Annuitant..............................  99
     Controlled Payout...................................  99
10. FEDERAL INCOME TAX STATUS............................  99
     Non-Qualified Contracts............................. 100
     Qualified Contracts................................. 103
11. OTHER INFORMATION.................................... 109
     BLIC................................................ 109
     Planned Separation from MetLife, Inc................ 109
     The Separate Account................................ 110
     Distributor......................................... 110
     Selling Firms....................................... 111
     Requests and Elections.............................. 112
     Ownership........................................... 113
     Legal Proceedings................................... 114
     Financial Statements................................ 114

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION................................. 114
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 26
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 26
Annual Benefit Payment..................................... 71 and 78
Annuitant.............................................................. 114
Annuity Date............................................................. 43
Annuity Options.......................................................... 44
Annuity Payments......................................................... 43
Annuity Service Center..................................................... 8
Annuity Units............................................................ 44
Beneficiary............................................................ 113
Benefit Base............................................................. 77
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base......................................... 87 and 92
Fixed Account............................................................ 17
Free Look................................................................ 25
Good Order............................................................. 112
Guaranteed Accumulation Amount........................................... 83
Guaranteed Withdrawal Amount............................................. 79
GWB Withdrawal Rate...................................................... 78
Income Base................................................ 51 and 58
Income Phase............................................................. 17
Investment Portfolios.................................................... 27
Joint Owners........................................................... 113
Owner.................................................................. 113
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 70
Separate Account....................................................... 110
Total Guaranteed Withdrawal Amount....................................... 70

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                                P.O. Box 10366

                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. BLIC is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   1.90%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for additional optional death benefit riders (EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))



  GMIB Max I, GMIB Plus III, and GMIB Plus II -- maximum charge       1.50%

  GMIB Max I, GMIB Plus III, and GMIB Plus II -- current charge       1.00%



  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%



  GMIB II and GMIB I                                                  0.50%


  LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))



  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%



  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Max I rider is the only living benefit rider that the EDB Max I rider may be elected with. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max I, GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))



  Enhanced Guaranteed Withdrawal Benefit -- maximum charge           1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge           0.55%



  Guaranteed Withdrawal Benefit I -- maximum charge                  0.95%

  Guaranteed Withdrawal Benefit I -- current charge                  0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))   0.75%


  ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))



  EDB Max I and EDB II -- maximum charge                             1.50%

  EDB Max I and EDB II (issue age 69 or younger) -- current charge   0.60%

  EDB Max I and EDB II (issue age 70-75) -- current charge           1.15%



  EDB I -- maximum charge                                            1.50%

  EDB I (issue age 69 or younger) -- current charge                  0.75%

  EDB I (issue age 70-75) -- current charge                          0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- EDB Max I" or "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II." The EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.07%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.09%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Goldman Sachs Mid Cap Value Portfolio        0.72%         0.25%        0.04%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse Small Cap Value Portfolio       0.06%       1.10%         0.01%         1.09%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.92%           --          0.92%
  Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Brighthouse/Templeton International           --        0.94%           --          0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Goldman Sachs Mid Cap Value Portfolio         --        1.01%         0.06%         0.95%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Harris Oakmark International Portfolio         0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation               0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio                0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.04%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.80%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.72%         0.25%        0.03%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Harris Oakmark International Portfolio          --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation              0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio               0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation               --        1.02%         0.04%         0.98%
  Portfolio

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.06%         0.93%

 PanAgora Global Diversified Risk              0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio          0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%           --          1.10%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.61%           --          0.61%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth          0.60%         0.25%        0.02%        --        0.87%         0.02%         0.85%
  Portfolio

 VanEck Global Natural Resources         0.78%         0.25%        0.03%        --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic      0.57%         0.25%        0.03%      0.01%       0.86%         0.05%         0.81%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.01%         0.74%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the GMIB Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years), the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), and the Additional Death Benefit -- Earnings Preservation Benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,319     $2,373      $3,459      $6,504
    minimum       $1,237     $2,135      $3,075      $5,817



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $619      $1,833      $3,099      $6,504
    minimum        $537      $1,595      $2,715      $5,817



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $994      $1,379      $1,771      $2,961
    minimum        $912      $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $294        $839      $1,411      $2,961
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT


This prospectus describes the variable annuity contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.





2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.



Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the GMIB Max I or EDB Max I riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus II, Guaranteed Minimum Income Benefit Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the

Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB MAX I AND EDB MAX I


If you elect the GMIB Max I rider and/or EDB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a)  AB Global Dynamic Allocation Portfolio


(b)  Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c)  AQR Global Risk Balanced Portfolio


(d)  BlackRock Global Tactical Strategies Portfolio



(e)  Brighthouse Balanced Plus Portfolio


(f)  Invesco Balanced-Risk Allocation Portfolio


(g)  JPMorgan Global Active Allocation Portfolio



(h)  MetLife Multi-Index Targeted Risk Portfolio


(i)  PanAgora Global Diversified Risk Portfolio


(j)  Pyramis(R) Managed Risk Portfolio


(k)  Schroders Global Multi-Asset Portfolio



In addition, you may allocate Purchase Payments and Account Value to the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max I rider and/or EDB Max I rider.


The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I and EDB Max I riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I and EDB Max I riders are not selected may offer the potential for higher returns. Before you select the GMIB Max I rider and/or EDB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I and EDB Max I riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GMIB Max I and/or EDB Max I riders, you may not participate in the Dollar Cost Averaging (DCA) program.


Restrictions on Investment Allocations After Rider Terminates. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or the EDB Max I rider terminates (see "Death Benefits - Enhanced Death Benefits - Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX I AND EDB MAX I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I and EDB Max I riders. As of the date of this prospectus, only contracts issued with the GMIB Max I rider or the GMIB Max I and EDB Max I riders during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent Purchase Payments.

Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (see your contract schedule for a list of the changes). We will notify Owners of contracts with the GMIB Max I and/or EDB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


Current Restrictions on Subsequent Purchase Payments



o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



Restrictions on Subsequent Purchase Payments After GMIB Max I Rider Terminates. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent Purchase Payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect the GMIB Max I rider and/or EDB Max I rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. (See the "Free Look" section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.

INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


Allocation. If you elect the GMIB Plus II, the GMIB Plus III, the Lifetime

Withdrawal Guarantee II, the Enhanced Death Benefit I, or the Enhanced Death

Benefit II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.



OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

     BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio

   MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

Platform 4
----------



   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your

Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II and GMIB Plus III after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II");

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Description of Enhanced Death Benefit I");

   3) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or

   4) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider" and "Death Benefit - Optional Death Benefit-Enhanced Death Benefit II - Terminating the EDB II Rider").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment
Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 61 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio


   (e)        Brighthouse Balanced Plus Portfolio

   (f)        Invesco Balanced-Risk Allocation Portfolio

   (g)        JPMorgan Global Active Allocation Portfolio


   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio

   (j)        Pyramis(R) Managed Risk Portfolio

   (k)        Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment

Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B)* (formerly MetLife Balanced
         Plus Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly
         Met/Eaton Vance Floating Rate Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio (Class B)# (formerly
         Met/Templeton International Bond Portfolio)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*


     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)*

     Pyramis(R) Managed Risk Portfolio (Class B)*

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly
         Met/Artisan Mid Cap Value Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)* (formerly Barclays
         Aggregate Bond Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R)
         Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell
         2000(R) Index Portfolio)


     MetLife Stock Index Portfolio (Class B)


     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     T. Rowe Price Large Cap Growth Portfolio (Class B)



     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   * If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/

     or the EDB Max I rider.



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":



     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be



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



effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio


      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee II, GMAB, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider.



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



2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.



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



An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max I or EDB Max I riders, the Fixed Account is not available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income

Phase -- although death benefit charges no longer continue in the Income
Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%*
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the EDB Max I or Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- EDB Max I" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I is 0.75% of the Death Benefit Base if you were age 69 or younger at issue and 0.95% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II, GMIB Plus III, or GMIB Max I); or

o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II, GMIB Plus III, and GMIB Max I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base.


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime

Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.



For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX, GMIB

PLUS, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment



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



option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



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



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and



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



availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max I


o Guaranteed Minimum Income Benefit Plus (GMIB Plus I, GMIB Plus II and GMIB Plus III)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a



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



minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max I, GMIB Plus III, and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB MAX I


The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. THE GMIB MAX I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE



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MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY
PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Max I rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 6%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract



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



anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Max I rider and the EDB Max I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max I investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.

The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.



Restrictions on Investment Allocations If the GMIB Max I Rider Terminates. If
-------------------------------------------------------------------------
the GMIB Max I rider terminates (see "Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

Restrictions on Subsequent Purchase Payments If the GMIB Max I Rider
--------------------------------------------------------------------
Terminates. If the GMIB Max I rider terminates (see "Terminating the GMIB Max I
-----------
Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the subsequent Purchase Payment restrictions described above will no longer apply. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the subsequent Purchase Payment restrictions described above will continue to apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Max I, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Rider Terminates"). If you elected both the GMIB Max I and EDB Max I riders, the EDB Max I investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX I RIDER. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max I rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES

MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY
     PURCHASE RATES.


If you exercise the GMIB Max I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.


If you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 70;


o your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and an Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX I RIDER. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation and subsequent Purchase Payment restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max I Rider Terminates"). However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will continue to apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of

GMIB Max I.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or



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



(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase



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



Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



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



INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus III investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



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



These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY
     PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------

o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:

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



o  you take no withdrawals prior to age 60;

o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes



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



payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.


GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event:
       (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the


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     Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (4) through (8) above apply, and the following replaces
----
differences (9) and (10):

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.



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



(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above (under "Terminating the GMIB Plus III Rider") does not apply, and the following replaces termination provision
       a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

    (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

    (c)        the American Funds(R) Balanced Allocation Portfolio

    (d)        the American Funds(R) Growth Allocation Portfolio

    (e)        the American Funds(R) Moderate Allocation Portfolio

    (f)        the AQR Global Risk Balanced Portfolio


    (g)        the BlackRock Global Tactical Strategies Portfolio

    (h)        the BlackRock Ultra-Short Term Bond Portfolio

    (i)        the Brighthouse Asset Allocation 20 Portfolio

    (j)        the Brighthouse Asset Allocation 40 Portfolio

    (k)        the Brighthouse Asset Allocation 60 Portfolio

    (l)        the Brighthouse Asset Allocation 80 Portfolio

    (m)        the Brighthouse Balanced Plus Portfolio

    (n)        the Invesco Balanced-Risk Allocation Portfolio

    (o)        the JPMorgan Global Active Allocation Portfolio

    (p)        the MetLife Aggregate Bond Index Portfolio


    (q)        the MetLife Multi-Index Targeted Risk Portfolio

    (r)        the PanAgora Global Diversified Risk Portfolio

    (s)        the Pyramis(R) Government Income Portfolio

    (t)        the Pyramis(R) Managed Risk Portfolio

    (u)        the Schroders Global Multi-Asset Portfolio

    (v)        the SSGA Growth and Income ETF Portfolio

    (w)        the SSGA Growth ETF Portfolio

If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.



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CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase
Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.



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



(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



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



GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or an Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to



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



7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available



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



under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your



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     Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed



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Withdrawal Amount (and Annual Benefit Payment) and it will reduce your
Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract



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and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance.The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



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(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if



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that would result in a higher Total Guaranteed Withdrawal Amount and Remaining
Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total



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Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        the American Funds(R) Balanced Allocation Portfolio

   (d)        the American Funds(R) Growth Allocation Portfolio

   (e)        the American Funds(R) Moderate Allocation Portfolio

   (f)        the AQR Global Risk Balanced Portfolio


   (g)        the BlackRock Global Tactical Strategies Portfolio

   (h)        the BlackRock Ultra-Short Term Bond Portfolio

   (i)        the Brighthouse Asset Allocation 20 Portfolio

   (j)        the Brighthouse Asset Allocation 40 Portfolio

   (k)        the Brighthouse Asset Allocation 60 Portfolio

   (l)        the Brighthouse Asset Allocation 80 Portfolio

   (m)        the Brighthouse Balanced Plus Portfolio

   (n)        the Invesco Balanced-Risk Allocation Portfolio

   (o)        the JPMorgan Global Active Allocation Portfolio

   (p)        the MetLife Aggregate Bond Index Portfolio


   (q)        the MetLife Multi-Index Targeted Risk Portfolio

   (r)        the PanAgora Global Diversified Risk Portfolio

   (s)        the Pyramis(R) Government Income Portfolio

   (t)        the Pyramis(R) Managed Risk Portfolio

   (u)        the Schroders Global Multi-Asset Portfolio

   (v)        the SSGA Growth and Income ETF Portfolio

   (w)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under



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the Enhanced GWB rider. Your Benefit Base will change with each Purchase
Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment.

YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION
                     ----
PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit



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



Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.



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If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the


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



interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years



      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.



The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.



Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB



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



or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your



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



Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the

GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures



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should not be interpreted to reflect actual historical performance of the
Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit, unless you select the EDB Max I or Enhanced Death Benefit II riders. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the



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request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


Standard Death Benefit -- Principal Protection


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or
(3);however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide:"The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- EDB MAX I


In states where approved, you may select the EDB Max I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Max I rider. If you select the EDB Max I rider, you may not select the Additional Death Benefit -- Earnings Preservation Benefit. The Enhanced



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Death Benefit (EDB) riders are referred to in your contract and rider as the
"Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB MAX I. If you select the EDB Max I, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max I rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday,the annual increase rate is the greater of:


(a) 6%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual



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        Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB Max I - Death Benefit Base").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix F for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up



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resets the Annual Increase Amount to the Account Value. After an Optional
Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB Max I investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the EDB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may



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elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the EDB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.



The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the EDB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the EDB Max I rider is not selected may offer the potential for higher returns. Before you select the EDB Max I rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.



Restrictions on Investment Allocations If the EDB Max I Rider Terminates. If
------------------------------------------------------------------------
the EDB Max I rider terminates (see "Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I. In the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (for example, if we change the EDB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the EDB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I



o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.



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TERMINATING THE EDB MAX I RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value(a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB Max I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB MAX I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB Max I rider, if you annuitize at the latest date permitted,you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max I. Any amounts above 6% of the Annual Increase Amount that need to be



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withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB Max I, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death
Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate(as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday,the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).



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Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9)
of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the



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Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in
(b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix F for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



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In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted,you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at



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



      the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9)of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


DESCRIPTION OF ENHANCED DEATH BENEFIT I


In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.


EDB I is identical to EDB II, with the following exceptions:


(1) The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.


(2) The rider charges for the EDB I rider are different. See "Expenses -- Death Benefit Rider Charges."


(3) The Additional Death Benefit -- Earnings Preservation Benefit could be elected with the EDB I rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation



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and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III,
Lifetime Withdrawal Guarantee II, EDB I, and EDB II"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider,the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value:On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details). If you select the Earnings Preservation Benefit, you may not select the EDB Max I or Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below)times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



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On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below)times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.



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If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income
Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Max I and EDB Max I riders, the Annual Increase Amount for the GMIB Max I rider is also reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled

Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS


INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to



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taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made


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available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.



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For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of



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investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.



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TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



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A withdrawal or distribution from a Qualified Contract other than an IRA
(including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover



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distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require



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that payments be made over a shorter period or may require that payments to the
Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



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Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



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You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.


11. OTHER INFORMATION


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife




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board of directors, receipt of a favorable IRS ruling and an opinion from
MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/

companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as MetLife Investors USA Separate Account A. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org.




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An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not



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receive additional compensation, or lower levels of additional compensation.
You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional
Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.167893         10.479837         115,205.7078
01/01/2013 to 12/31/2013        10.479837         11.428729         141,433.4337
01/01/2014 to 12/31/2014        11.428729         12.037639         152,027.2966
01/01/2015 to 12/31/2015        12.037639         11.879490         164,963.3303
01/01/2016 to 12/31/2016        11.879490         12.075067         179,274.5152
--------------------------      ---------         ---------         ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824              72.7429
01/01/2015 to 12/31/2015         1.036824          1.007302          26,234.5781
01/01/2016 to 12/31/2016         1.007302          1.008061          21,712.2854
--------------------------      ---------         ---------         ------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.007917          6.987538         970,399.0817
01/01/2009 to 12/31/2009         6.987538          8.866651       3,028,562.1600
01/01/2010 to 12/31/2010         8.866651          9.757837       4,823,543.6578
01/01/2011 to 12/31/2011         9.757837          9.370880       5,028,743.3085
01/01/2012 to 12/31/2012         9.370880         10.437432       4,546,110.1333
01/01/2013 to 12/31/2013        10.437432         12.138922       4,532,744.4810
01/01/2014 to 12/31/2014        12.138922         12.630942       4,115,668.8579
01/01/2015 to 12/31/2015        12.630942         12.305766       3,764,567.7660
01/01/2016 to 12/31/2016        12.305766         13.017151       3,480,729.4464
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.997918          6.337908       1,368,686.0602
01/01/2009 to 12/31/2009         6.337908          8.335439       2,931,775.0100
01/01/2010 to 12/31/2010         8.335439          9.281394       3,100,472.0845
01/01/2011 to 12/31/2011         9.281394          8.676032       2,852,080.9342
01/01/2012 to 12/31/2012         8.676032          9.887340       2,769,297.9821
01/01/2013 to 12/31/2013         9.887340         12.137129       2,595,787.5067
01/01/2014 to 12/31/2014        12.137129         12.669395       2,389,956.1187
01/01/2015 to 12/31/2015        12.669395         12.336982       2,190,798.8829
01/01/2016 to 12/31/2016        12.336982         13.189241       2,141,922.4455
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.987918          5.739826         128,522.1693
01/01/2009 to 12/31/2009         5.739826          7.821959         594,452.5700
01/01/2010 to 12/31/2010         7.821959          9.081346         872,697.2723
01/01/2011 to 12/31/2011         9.081346          8.500740       1,058,882.9740
01/01/2012 to 12/31/2012         8.500740          9.792130         978,125.4605
01/01/2013 to 12/31/2013         9.792130         12.469647         887,652.1077
01/01/2014 to 12/31/2014        12.469647         13.236223         829,048.5192
01/01/2015 to 12/31/2015        13.236223         13.830151         774,277.9126
01/01/2016 to 12/31/2016        13.830151         14.804645         719,042.3148
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.017917          7.658954         560,291.9481
01/01/2009 to 12/31/2009         7.658954          9.273025       1,828,678.4200
01/01/2010 to 12/31/2010         9.273025          9.999953       2,891,964.5242
01/01/2011 to 12/31/2011         9.999953          9.830917       3,038,277.7591
01/01/2012 to 12/31/2012         9.830917         10.690383       2,784,306.0771
01/01/2013 to 12/31/2013        10.690383         11.907408       2,641,279.1605
01/01/2014 to 12/31/2014        11.907408         12.395351       2,452,154.1286
01/01/2015 to 12/31/2015        12.395351         12.073754       2,189,869.3522
01/01/2016 to 12/31/2016        12.073754         12.677341       1,999,426.2913
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767         412,464.5659
01/01/2013 to 12/31/2013        11.462767         10.865597         296,431.2507
01/01/2014 to 12/31/2014        10.865597         11.087286         232,860.2072
01/01/2015 to 12/31/2015        11.087286          9.837128         214,927.4642
01/01/2016 to 12/31/2016         9.837128         10.516928         220,352.4128
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120         387,423.3866
01/01/2013 to 12/31/2013        10.211120         11.051764         613,319.3334
01/01/2014 to 12/31/2014        11.051764         11.485267         601,178.7372
01/01/2015 to 12/31/2015        11.485267         11.256840         557,709.9417
01/01/2016 to 12/31/2016        11.256840         11.534440         513,935.2557
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.860568         11.824810          15,145.7524
01/01/2009 to 12/31/2009        11.824810         17.014752          77,394.4900
01/01/2010 to 12/31/2010        17.014752         19.327799         157,202.9998
01/01/2011 to 12/31/2011        19.327799         19.409454         184,725.9053
01/01/2012 to 12/31/2012        19.409454         22.192562         194,335.0518
01/01/2013 to 12/31/2013        22.192562         23.807246         154,662.1456
01/01/2014 to 12/31/2014        23.807246         24.128934         143,825.9508
01/01/2015 to 12/31/2015        24.128934         22.716618         131,649.7614
01/01/2016 to 12/31/2016        22.716618         25.404742         110,005.0763
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.194490         16.005296         838,701.4795
01/01/2008 to 12/31/2008        16.005296          9.158910       1,032,932.1722
01/01/2009 to 12/31/2009         9.158910         12.107964       1,154,341.3400
01/01/2010 to 12/31/2010        12.107964         13.793766       1,196,279.0948
01/01/2011 to 12/31/2011        13.793766         12.778545       1,191,729.0761
01/01/2012 to 12/31/2012        12.778545         15.795183       1,103,759.1087
01/01/2013 to 12/31/2013        15.795183         16.047387       1,071,660.2910
01/01/2014 to 12/31/2014        16.047387         17.834403       1,026,274.2803
01/01/2015 to 12/31/2015        17.834403         17.253471         890,873.6811
01/01/2016 to 12/31/2016        17.253471         17.076757         806,216.6540
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007          7.568189          7.593294      1,049,433.6246
01/01/2008 to 12/31/2008          7.593294          4.540528        922,134.6950
01/01/2009 to 12/31/2009          4.540528          5.923534        908,753.1900
01/01/2010 to 12/31/2010          5.923534          7.194651        876,083.0246
01/01/2011 to 12/31/2011          7.194651          7.288773      1,533,710.7806
01/01/2012 to 12/31/2012          7.288773          8.474367      1,469,170.0876
01/01/2013 to 12/31/2013          8.474367         12.106716      1,954,796.9919
01/01/2014 to 12/31/2014         12.106716         14.123147      2,009,624.9772
01/01/2015 to 12/31/2015         14.123147         13.297951      1,998,392.1038
01/01/2016 to 12/31/2016         13.297951         13.397415      1,730,728.2302
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        131.356334        134.638716          4,454.1497
01/01/2011 to 12/31/2011        134.638716        122.141806          7,009.8517
01/01/2012 to 12/31/2012        122.141806        146.812700          7,415.9671
01/01/2013 to 12/31/2013        146.812700        185.516242         12,541.1047
01/01/2014 to 04/25/2014        185.516242        192.875375              0.0000
--------------------------      ----------        ----------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         11.103240         10.249680        927,582.9383
01/01/2008 to 12/31/2008         10.249680          4.563760        808,067.6676
01/01/2009 to 12/31/2009          4.563760          6.178104        826,513.6400
01/01/2010 to 12/31/2010          6.178104          6.506516        802,120.6085
01/01/2011 to 04/29/2011          6.506516          6.907176              0.0000
--------------------------      ----------        ----------      --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         14.956929         15.128293        787,469.3823
01/01/2008 to 12/31/2008         15.128293          9.487967        679,650.2546
01/01/2009 to 12/31/2009          9.487967         12.316594        617,685.5400
01/01/2010 to 12/31/2010         12.316594         15.013427        615,066.1835
01/01/2011 to 12/31/2011         15.013427         13.804291        633,592.9201
01/01/2012 to 12/31/2012         13.804291         15.996935        554,403.4402
01/01/2013 to 12/31/2013         15.996935         20.820775        484,805.9231
01/01/2014 to 12/31/2014         20.820775         23.131451        397,056.4607
01/01/2015 to 12/31/2015         23.131451         20.626426        346,274.4741
01/01/2016 to 12/31/2016         20.626426         22.906318        312,057.1209
--------------------------      ----------        ----------      --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         19.482154         18.899669      1,449,336.1099
01/01/2008 to 12/31/2008         18.899669         10.961554      1,210,140.8323
01/01/2009 to 12/31/2009         10.961554         16.677336      1,170,926.5200
01/01/2010 to 12/31/2010         16.677336         19.050574      1,229,062.6985
01/01/2011 to 12/31/2011         19.050574         16.027821      1,154,485.2312
01/01/2012 to 12/31/2012         16.027821         20.324615      1,056,194.2737
01/01/2013 to 12/31/2013         20.324615         26.022566        964,441.6782
01/01/2014 to 12/31/2014         26.022566         24.054404        892,332.7127
01/01/2015 to 12/31/2015         24.054404         22.534340        827,130.2350
01/01/2016 to 12/31/2016         22.534340         23.918345        682,988.7279
--------------------------      ----------        ----------      --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          1.010630          1.044394      3,594,597.3931
01/01/2013 to 12/31/2013          1.044394          1.043809      3,491,254.7100
01/01/2014 to 12/31/2014          1.043809          1.081320      2,670,502.0119
01/01/2015 to 12/31/2015          1.081320          1.016353      2,584,355.1338
01/01/2016 to 12/31/2016          1.016353          1.114068      2,999,834.6324
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.889440         11.373762         619,909.5147
01/01/2008 to 12/31/2008        11.373762          7.151498         777,925.3716
01/01/2009 to 12/31/2009         7.151498          8.882604       1,218,858.0100
01/01/2010 to 12/31/2010         8.882604         10.012092       1,238,932.9527
01/01/2011 to 12/31/2011        10.012092          9.680265       1,192,582.7872
01/01/2012 to 12/31/2012         9.680265         11.256169       1,085,759.6272
01/01/2013 to 12/31/2013        11.256169         14.953317         962,441.7649
01/01/2014 to 12/31/2014        14.953317         16.038166         935,688.5139
01/01/2015 to 12/31/2015        16.038166         14.796666         840,913.9021
01/01/2016 to 12/31/2016        14.796666         17.029548         741,705.5725
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        23.873923         15.676272         387,389.9873
01/01/2009 to 12/31/2009        15.676272         19.462534         495,079.9700
01/01/2010 to 12/31/2010        19.462534         23.971421         500,558.9013
01/01/2011 to 12/31/2011        23.971421         22.651279         503,987.0530
01/01/2012 to 12/31/2012        22.651279         25.488970         490,973.4236
01/01/2013 to 12/31/2013        25.488970         32.588543         470,706.4370
01/01/2014 to 12/31/2014        32.588543         35.058664         441,778.5653
01/01/2015 to 12/31/2015        35.058664         31.309254         418,942.3968
01/01/2016 to 12/31/2016        31.309254         35.482888         402,408.3816
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.260960         15.540130         658,878.2034
01/01/2008 to 12/31/2008        15.540130          9.341736         598,018.7953
01/01/2009 to 12/31/2009         9.341736         12.265817         575,330.3900
01/01/2010 to 12/31/2010        12.265817         15.186300         527,057.1915
01/01/2011 to 12/31/2011        15.186300         14.739946         526,928.0550
01/01/2012 to 12/31/2012        14.739946         17.097538         456,433.6971
01/01/2013 to 12/31/2013        17.097538         23.515801         383,927.9575
01/01/2014 to 12/31/2014        23.515801         24.898496         333,448.2757
01/01/2015 to 12/31/2015        24.898496         24.012162         297,227.7940
01/01/2016 to 12/31/2016        24.012162         26.254298         239,682.4277
--------------------------      ---------         ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.954907         10.385718         444,936.6343
01/01/2014 to 12/31/2014        10.385718         10.709149         477,151.1187
01/01/2015 to 12/31/2015        10.709149         10.558342         481,319.2000
01/01/2016 to 12/31/2016        10.558342         10.590644         457,690.9552
--------------------------      ---------         ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.037916          8.921633          21,238.3849
01/01/2009 to 12/31/2009         8.921633          9.814869         219,147.7500
01/01/2010 to 12/31/2010         9.814869         10.217690         396,462.3574
01/01/2011 to 12/31/2011        10.217690         10.606284         561,967.7485
01/01/2012 to 12/31/2012        10.606284         10.917179         583,545.9192
01/01/2013 to 04/26/2013        10.917179         10.888496               0.0000
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433       1,385,994.1922
01/01/2013 to 12/31/2013         1.046433          1.139546       3,121,335.4098
01/01/2014 to 12/31/2014         1.139546          1.196095       3,196,593.2200
01/01/2015 to 12/31/2015         1.196095          1.184079       3,029,122.6400
01/01/2016 to 12/31/2016         1.184079          1.195521       2,748,101.6068
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        10.304828         12.925932         226,717.8612
01/01/2008 to 12/31/2008        12.925932          7.702959         346,834.6688
01/01/2009 to 12/31/2009         7.702959         10.643023         345,937.2900
01/01/2010 to 12/31/2010        10.643023         12.741635         417,777.4201
01/01/2011 to 12/31/2011        12.741635         12.316924         452,896.3742
01/01/2012 to 12/31/2012        12.316924         14.129974         435,450.3626
01/01/2013 to 12/31/2013        14.129974         16.238754         345,147.9717
01/01/2014 to 12/31/2014        16.238754         16.485555         309,010.6454
01/01/2015 to 12/31/2015        16.485555         16.373858         277,267.1562
01/01/2016 to 12/31/2016        16.373858         16.833187         258,594.0658
--------------------------      ---------         ---------         ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R) EMERGING
MARKETS EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.443386         13.997877         201,857.8366
01/01/2008 to 12/31/2008        13.997877          6.107034       1,300,719.6577
01/01/2009 to 12/31/2009         6.107034         10.123524       1,462,628.7900
01/01/2010 to 12/31/2010        10.123524         12.282999       1,786,338.1089
01/01/2011 to 12/31/2011        12.282999          9.797930       2,024,954.4151
01/01/2012 to 12/31/2012         9.797930         11.429024       2,018,493.4298
01/01/2013 to 12/31/2013        11.429024         10.655323       1,926,858.6268
01/01/2014 to 12/31/2014        10.655323          9.772978       1,818,098.1317
01/01/2015 to 12/31/2015         9.772978          8.264436       1,878,170.0568
01/01/2016 to 12/31/2016         8.264436          9.041601       1,703,354.0622
--------------------------      ---------         ---------       --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997397         10.188191          49,027.1917
01/01/2011 to 12/31/2011        10.188191         10.197595         244,905.6364
01/01/2012 to 12/31/2012        10.197595         10.738104         301,208.4937
01/01/2013 to 12/31/2013        10.738104         10.940191         436,372.2187
01/01/2014 to 12/31/2014        10.940191         10.813302         367,374.6625
01/01/2015 to 12/31/2015        10.813302         10.521188         304,997.0252
01/01/2016 to 12/31/2016        10.521188         11.280024         255,479.2502
--------------------------      ---------         ---------       --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987399          9.734008          17,094.4875
01/01/2012 to 12/31/2012         9.734008          9.969859          78,545.6735
01/01/2013 to 12/31/2013         9.969859          9.895765         262,660.2080
01/01/2014 to 12/31/2014         9.895765          9.812226         250,821.9915
01/01/2015 to 12/31/2015         9.812226          9.567621         263,192.4524
01/01/2016 to 12/31/2016         9.567621          9.681708         228,981.5551
--------------------------      ---------         ---------       --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.997918         10.860673          12,894.3000
01/01/2010 to 12/31/2010        10.860673         12.099496          42,193.3755
01/01/2011 to 12/31/2011        12.099496         11.832988          45,159.2258
01/01/2012 to 12/31/2012        11.832988         13.267839          52,225.0028
01/01/2013 to 12/31/2013        13.267839         13.153181          48,005.7569
01/01/2014 to 12/31/2014        13.153181         13.052813          44,127.6874
01/01/2015 to 12/31/2015        13.052813         12.274357          42,560.2834
01/01/2016 to 12/31/2016        12.274357         12.148681          40,479.7483
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.903002         13.024293       4,667,961.0060
01/01/2008 to 12/31/2008        13.024293          7.562984       3,454,855.6278
01/01/2009 to 12/31/2009         7.562984          9.843201       3,062,483.7900
01/01/2010 to 12/31/2010         9.843201         11.251762       3,024,990.1784
01/01/2011 to 12/31/2011        11.251762         10.402724       2,831,813.9350
01/01/2012 to 12/31/2012        10.402724         11.914653       2,404,388.4325
01/01/2013 to 12/31/2013        11.914653         15.140008       2,428,531.5256
01/01/2014 to 12/31/2014        15.140008         15.610967       2,298,297.9660
01/01/2015 to 12/31/2015        15.610967         15.009529       2,085,354.1657
01/01/2016 to 12/31/2016        15.009529         16.049290       1,871,437.4034
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.950891         10.377682         465,313.9961
01/01/2013 to 12/31/2013        10.377682         11.644752         626,337.9692
01/01/2014 to 12/31/2014        11.644752         12.527974         920,064.8752
01/01/2015 to 12/31/2015        12.527974         11.789721         847,936.5705
01/01/2016 to 12/31/2016        11.789721         12.535500         845,855.9206
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470         361,449.6658
01/01/2014 to 12/31/2014         1.122470          1.203340         417,185.2498
01/01/2015 to 12/31/2015         1.203340          1.166383         653,487.7156
01/01/2016 to 12/31/2016         1.166383          1.194346         673,901.0941
--------------------------      ---------         ---------       --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        17.775216         16.911972       1,570,748.0957
01/01/2008 to 12/31/2008        16.911972         11.644231       1,420,010.1661
01/01/2009 to 12/31/2009        11.644231         14.447080       1,421,514.0300
01/01/2010 to 12/31/2010        14.447080         16.995902       1,385,790.3624
01/01/2011 to 12/31/2011        16.995902         15.178255       1,244,939.9329
01/01/2012 to 12/31/2012        15.178255         17.569665       1,102,051.2136
01/01/2013 to 12/31/2013        17.569665         22.832759         968,971.6880
01/01/2014 to 12/31/2014        22.832759         22.787306         837,799.4538
01/01/2015 to 12/31/2015        22.787306         21.149125         749,572.1141
01/01/2016 to 12/31/2016        21.149125         27.237071         575,692.0816
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.577096         17.313567       1,552,782.6006
01/01/2008 to 12/31/2008        17.313567          9.790126       1,860,865.9098
01/01/2009 to 12/31/2009         9.790126         12.638051       1,831,273.0100
01/01/2010 to 12/31/2010        12.638051         13.814584       1,852,657.4975
01/01/2011 to 12/31/2011        13.814584         12.102702       1,649,352.8241
01/01/2012 to 12/31/2012        12.102702         13.857650       1,527,719.5204
01/01/2013 to 12/31/2013        13.857650         16.215302       1,341,707.2310
01/01/2014 to 12/31/2014        16.215302         14.804391       1,226,589.4498
01/01/2015 to 12/31/2015        14.804391         14.268067       1,208,618.7345
01/01/2016 to 12/31/2016        14.268067         13.876982       1,120,559.8966
--------------------------      ---------         ---------       --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019               0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133         100,005.6951
01/01/2016 to 12/31/2016         0.957133          1.043583         186,465.8253
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        10.901283         11.849895       2,236,803.2418
01/01/2008 to 12/31/2008        11.849895         10.825292       2,714,510.4740
01/01/2009 to 12/31/2009        10.825292         12.538680       2,750,405.7900
01/01/2010 to 12/31/2010        12.538680         13.257567       2,994,793.5010
01/01/2011 to 12/31/2011        13.257567         14.458039       3,078,403.6880
01/01/2012 to 12/31/2012        14.458039         15.479838       3,053,907.5742
01/01/2013 to 12/31/2013        15.479838         13.779703       2,664,983.4952
01/01/2014 to 12/31/2014        13.779703         13.911521       2,396,248.0904
01/01/2015 to 12/31/2015        13.911521         13.225162       2,264,103.1525
01/01/2016 to 12/31/2016        13.225162         13.622990       2,064,820.0146
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.207117         12.882116       3,224,156.4153
01/01/2008 to 12/31/2008        12.882116         12.690839       3,616,771.0148
01/01/2009 to 12/31/2009        12.690839         14.697007       4,246,494.4100
01/01/2010 to 12/31/2010        14.697007         15.598687       4,921,326.1826
01/01/2011 to 12/31/2011        15.598687         15.791031       4,846,763.3064
01/01/2012 to 12/31/2012        15.791031         16.928614       4,786,387.3779
01/01/2013 to 12/31/2013        16.928614         16.291852       4,216,092.4431
01/01/2014 to 12/31/2014        16.291852         16.655315       3,795,124.3934
01/01/2015 to 12/31/2015        16.655315         16.342669       3,496,437.7512
01/01/2016 to 12/31/2016        16.342669         16.453573       3,199,204.7900
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         171,413.3271
01/01/2013 to 12/31/2013        10.847689         10.162484          33,756.5796
01/01/2014 to 12/31/2014        10.162484         10.724718          37,985.5908
01/01/2015 to 12/31/2015        10.724718         10.568127          42,240.9766
01/01/2016 to 12/31/2016        10.568127         10.505826          85,941.6169
--------------------------      ---------         ---------       --------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214701         10.715574           1,268.0091
01/01/2014 to 12/31/2014        10.715574         11.422414          31,679.2802
01/01/2015 to 12/31/2015        11.422414         11.067180          59,959.9503
01/01/2016 to 12/31/2016        11.067180         11.354701          51,235.4200
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484         922,147.5267
01/01/2013 to 12/31/2013         1.064484          1.150055       1,165,314.4847
01/01/2014 to 12/31/2014         1.150055          1.215740       1,020,785.2955
01/01/2015 to 12/31/2015         1.215740          1.182372       1,331,196.9597
01/01/2016 to 12/31/2016         1.182372          1.225704       1,319,262.8053
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.275322          8.432790           8,450.5884
01/01/2009 to 12/31/2009         8.432790         10.333272         372,386.6900
01/01/2010 to 12/31/2010        10.333272         11.379782       1,137,189.5583
01/01/2011 to 12/31/2011        11.379782         11.284534       1,543,545.0436
01/01/2012 to 12/31/2012        11.284534         12.493215       1,497,238.5663
01/01/2013 to 12/31/2013        12.493215         13.843262       1,416,253.4492
01/01/2014 to 12/31/2014        13.843262         14.372133       1,313,649.8292
01/01/2015 to 12/31/2015        14.372133         13.824780       1,198,138.1768
01/01/2016 to 12/31/2016        13.824780         14.349197       1,074,045.0611
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.662185          7.731167           4,983.1147
01/01/2009 to 12/31/2009         7.731167          9.793025         230,591.4000
01/01/2010 to 12/31/2010         9.793025         10.968848         533,364.7483
01/01/2011 to 12/31/2011        10.968848         10.533672         688,400.2127
01/01/2012 to 12/31/2012        10.533672         11.887953         592,942.3603
01/01/2013 to 12/31/2013        11.887953         13.772261         583,951.4606
01/01/2014 to 12/31/2014        13.772261         14.239920         622,135.8008
01/01/2015 to 12/31/2015        14.239920         13.648996         574,701.0501
01/01/2016 to 12/31/2016        13.648996         14.313447         539,078.6910
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        55.062455         56.030982         787,206.9374
01/01/2008 to 12/31/2008        56.030982         35.000443         743,454.8873
01/01/2009 to 12/31/2009        35.000443         40.658099         726,750.6900
01/01/2010 to 12/31/2010        40.658099         46.682755         675,431.4776
01/01/2011 to 12/31/2011        46.682755         43.968920         619,361.2073
01/01/2012 to 12/31/2012        43.968920         50.892669         553,995.3733
01/01/2013 to 12/31/2013        50.892669         66.801095         507,078.7948
01/01/2014 to 12/31/2014        66.801095         74.248500         473,196.1533
01/01/2015 to 12/31/2015        74.248500         70.238602         429,081.4561
01/01/2016 to 12/31/2016        70.238602         79.904768         389,707.2267
--------------------------      ---------         ---------         ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         8.180513          9.441318       1,687,942.5475
01/01/2008 to 12/31/2008         9.441318          5.580999       1,581,354.0428
01/01/2009 to 12/31/2009         5.580999          7.966011       1,735,952.8900
01/01/2010 to 12/31/2010         7.966011          9.979980       1,901,190.0442
01/01/2011 to 12/31/2011         9.979980          9.631171       1,934,151.3471
01/01/2012 to 12/31/2012         9.631171         10.741882       1,731,930.3601
01/01/2013 to 12/31/2013        10.741882         14.395139       1,549,859.5897
01/01/2014 to 12/31/2014        14.395139         15.928538       1,301,821.2878
01/01/2015 to 12/31/2015        15.928538         16.671745       1,179,779.3582
01/01/2016 to 12/31/2016        16.671745         17.374744       1,094,557.2053
--------------------------      ---------         ---------       --------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.651256         12.743071         379,136.4704
01/01/2014 to 12/31/2014        12.743071         12.085188         343,570.5417
01/01/2015 to 12/31/2015        12.085188         11.600386         305,803.8439
01/01/2016 to 12/31/2016        11.600386         11.956952         277,893.3062
--------------------------      ---------         ---------       --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.087913          6.034090          63,667.9142
01/01/2009 to 12/31/2009         6.034090          8.440167         316,541.3900
01/01/2010 to 12/31/2010         8.440167          8.852245         531,694.2403
01/01/2011 to 12/31/2011         8.852245          7.445105         532,602.1463
01/01/2012 to 12/31/2012         7.445105          8.578318         479,478.1111
01/01/2013 to 04/26/2013         8.578318          8.882788               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        13.680406         14.113833          23,126.3300
01/01/2010 to 12/31/2010        14.113833         14.630748          86,567.8353
01/01/2011 to 12/31/2011        14.630748         15.382633         180,811.2466
01/01/2012 to 12/31/2012        15.382633         15.632356         263,494.0771
01/01/2013 to 12/31/2013        15.632356         14.943885         101,683.8549
01/01/2014 to 12/31/2014        14.943885         15.463191         136,778.8338
01/01/2015 to 12/31/2015        15.463191         15.163609         120,217.3006
01/01/2016 to 12/31/2016        15.163609         15.188656         143,236.1036
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.083779         10.369277       2,552,182.5580
01/01/2008 to 12/31/2008        10.369277         10.438029       3,598,289.2836
01/01/2009 to 12/31/2009        10.438029         10.267507       2,473,849.9300
01/01/2010 to 12/31/2010        10.267507         10.074259       1,780,190.5077
01/01/2011 to 12/31/2011        10.074259          9.885163       1,843,687.0391
01/01/2012 to 12/31/2012         9.885163          9.698101       1,457,940.6865
01/01/2013 to 12/31/2013         9.698101          9.515570       1,498,331.9133
01/01/2014 to 12/31/2014         9.515570          9.336475       1,246,880.0135
01/01/2015 to 12/31/2015         9.336475          9.160750       1,238,882.1101
01/01/2016 to 12/31/2016         9.160750          8.998413       1,111,521.7243
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.360064         17.061098         352,705.9170
01/01/2014 to 12/31/2014        17.061098         18.560625         329,018.2530
01/01/2015 to 12/31/2015        18.560625         18.685549         305,094.3752
01/01/2016 to 12/31/2016        18.685549         19.279483         155,374.3813
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.598415         15.344884         405,066.0009
01/01/2008 to 12/31/2008        15.344884          7.783610         399,907.8934
01/01/2009 to 12/31/2009         7.783610         11.239190         428,032.5400
01/01/2010 to 12/31/2010        11.239190         14.023333         451,660.0464
01/01/2011 to 12/31/2011        14.023333         12.732671         461,043.0970
01/01/2012 to 12/31/2012        12.732671         13.243738         399,757.6681
01/01/2013 to 04/26/2013        13.243738         14.267902               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.588731         12.664321       1,152,722.9121
01/01/2008 to 12/31/2008        12.664321          7.884117       1,205,306.5843
01/01/2009 to 12/31/2009         7.884117         10.796267       1,267,227.0800
01/01/2010 to 12/31/2010        10.796267         11.791672       1,209,148.2077
01/01/2011 to 12/31/2011        11.791672         11.595850       1,169,936.9893
01/01/2012 to 12/31/2012        11.595850         13.146384       2,050,566.0165
01/01/2013 to 12/31/2013        13.146384         17.637135       1,690,461.6550
01/01/2014 to 12/31/2014        17.637135         18.818245       1,509,597.1111
01/01/2015 to 12/31/2015        18.818245         20.410115       1,317,929.3919
01/01/2016 to 12/31/2016        20.410115         19.999994       1,069,629.1041
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007         9.563975          9.975512          35,042.6801
01/01/2008 to 12/31/2008         9.975512          5.695473          75,802.4502
01/01/2009 to 12/31/2009         5.695473          6.887615          93,043.7700
01/01/2010 to 12/31/2010         6.887615          7.797745         140,136.7396
01/01/2011 to 12/31/2011         7.797745          7.357485         170,978.4485
01/01/2012 to 12/31/2012         7.357485          8.133087         114,368.3566
01/01/2013 to 04/26/2013         8.133087          8.726468               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         8.896428          9.975273       2,475,304.2300
01/01/2008 to 12/31/2008         9.975273          5.290726       2,165,339.9010
01/01/2009 to 12/31/2009         5.290726          7.459833       1,922,818.3800
01/01/2010 to 12/31/2010         7.459833          8.007296       1,691,155.4967
01/01/2011 to 12/31/2011         8.007296          7.748428       1,493,748.8321
01/01/2012 to 04/27/2012         7.748428          8.702779               0.0000
--------------------------       --------          --------       --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        17.574617         16.022131       1,327,881.8231
01/01/2008 to 12/31/2008        16.022131          8.467499       1,203,861.5748
01/01/2009 to 12/31/2009         8.467499         11.730917       1,088,931.6500
01/01/2010 to 12/31/2010        11.730917         13.209181         964,994.9224
01/01/2011 to 12/31/2011        13.209181         13.802315         847,166.5925
01/01/2012 to 12/31/2012        13.802315         15.109494         752,189.5417
01/01/2013 to 12/31/2013        15.109494         20.237803         664,862.0136
01/01/2014 to 12/31/2014        20.237803         20.189271         594,187.3934
01/01/2015 to 12/31/2015        20.189271         17.894681         540,224.5980
01/01/2016 to 12/31/2016        17.894681         21.535162         425,288.8278
--------------------------      ---------         ---------       --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.064240         10.127304               0.0000
01/01/2009 to 12/31/2009        10.127304         14.181330          32,349.2700
01/01/2010 to 12/31/2010        14.181330         17.057883          39,887.9809
01/01/2011 to 12/31/2011        17.057883         14.017102          49,191.1241
01/01/2012 to 12/31/2012        14.017102         16.214180          74,045.2024
01/01/2013 to 12/31/2013        16.214180         20.300375          82,908.9989
01/01/2014 to 12/31/2014        20.300375         18.584810          97,429.1691
01/01/2015 to 12/31/2015        18.584810         19.284466         108,125.2609
01/01/2016 to 12/31/2016        19.284466         20.023987          87,297.2341
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        21.455469         21.766073          32,819.2457
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        12.413929         15.168928           8,757.5200
01/01/2010 to 12/31/2010        15.168928         17.254736          20,247.1606
01/01/2011 to 12/31/2011        17.254736         16.105760          38,813.3962
01/01/2012 to 12/31/2012        16.105760         17.440825          20,826.4930
01/01/2013 to 12/31/2013        17.440825         22.710843          23,137.3941
01/01/2014 to 12/31/2014        22.710843         24.719350          21,327.1930
01/01/2015 to 12/31/2015        24.719350         24.193312          20,934.4417
01/01/2016 to 04/29/2016        24.193312         24.304401               0.0000
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.183373         14.531708       2,645,006.5433
01/01/2008 to 12/31/2008        14.531708          8.631580       2,438,465.2348
01/01/2009 to 12/31/2009         8.631580         11.164658       2,337,369.1200
01/01/2010 to 12/31/2010        11.164658         12.249141       2,181,034.6373
01/01/2011 to 12/31/2011        12.249141         11.516763       2,019,002.5810
01/01/2012 to 12/31/2012        11.516763         12.734053       1,783,847.5063
01/01/2013 to 12/31/2013        12.734053         16.683680       1,475,752.0543
01/01/2014 to 12/31/2014        16.683680         18.079754       1,297,319.0654
01/01/2015 to 12/31/2015        18.079754         18.141560       1,136,243.8256
01/01/2016 to 12/31/2016        18.141560         19.073254         989,699.8498
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.332149         13.550342           34,046.8044
01/01/2015 to 12/31/2015        13.550342         13.217456          104,382.8233
01/01/2016 to 12/31/2016        13.217456         13.556197          231,077.6441
--------------------------      ---------         ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.910122         14.251064       13,233,544.1837
01/01/2015 to 12/31/2015        14.251064         13.832750       11,530,200.7337
01/01/2016 to 12/31/2016        13.832750         14.398682       10,047,268.3155
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.040211         11.472478        2,881,371.6356
01/01/2008 to 12/31/2008        11.472478          8.931449        5,099,553.2363
01/01/2009 to 12/31/2009         8.931449         10.770887        5,638,102.8500
01/01/2010 to 12/31/2010        10.770887         11.720442        6,056,174.3935
01/01/2011 to 12/31/2011        11.720442         11.704503        5,433,067.3327
01/01/2012 to 12/31/2012        11.704503         12.736086        5,521,098.9318
01/01/2013 to 12/31/2013        12.736086         13.631012        4,376,725.6168
01/01/2014 to 04/25/2014        13.631012         13.721523                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.481355         11.963296       10,373,135.2116
01/01/2008 to 12/31/2008        11.963296          8.636307       10,424,759.4122
01/01/2009 to 12/31/2009         8.636307         10.684293       11,021,715.7200
01/01/2010 to 12/31/2010        10.684293         11.783178       11,561,635.3415
01/01/2011 to 12/31/2011        11.783178         11.548371       11,592,598.2179
01/01/2012 to 12/31/2012        11.548371         12.734194       10,990,047.7320
01/01/2013 to 12/31/2013        12.734194         14.271995       10,475,095.4624
01/01/2014 to 04/25/2014        14.271995         14.312622                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.304806         14.766474       18,311,297.3104
01/01/2015 to 12/31/2015        14.766474         14.304850       16,611,806.1368
01/01/2016 to 12/31/2016        14.304850         15.032907       15,065,176.9825
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.996419         12.344089       25,810,255.4351
01/01/2008 to 12/31/2008        12.344089          8.243149       22,472,965.6791
01/01/2009 to 12/31/2009         8.243149         10.379836       23,080,724.8300
01/01/2010 to 12/31/2010        10.379836         11.568201       23,789,764.4591
01/01/2011 to 12/31/2011        11.568201         11.157644       22,872,629.0183
01/01/2012 to 12/31/2012        11.157644         12.471587       21,118,543.3157
01/01/2013 to 12/31/2013        12.471587         14.613171       19,466,620.4407
01/01/2014 to 04/25/2014        14.613171         14.610666                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.278990         14.824869       19,242,085.6773
01/01/2015 to 12/31/2015        14.824869         14.299108       17,577,564.9110
01/01/2016 to 12/31/2016        14.299108         15.172150       16,048,315.7966
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.648785         12.993010      30,109,928.2965
01/01/2008 to 12/31/2008        12.993010          7.920380      27,654,881.5165
01/01/2009 to 12/31/2009         7.920380         10.110345      26,569,204.9200
01/01/2010 to 12/31/2010        10.110345         11.456775      24,544,073.4816
01/01/2011 to 12/31/2011        11.456775         10.806138      22,658,847.4672
01/01/2012 to 12/31/2012        10.806138         12.268357      20,535,676.9221
01/01/2013 to 12/31/2013        12.268357         15.156984      19,891,636.0004
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------      ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          7.009436         163,700.2002
01/01/2009 to 12/31/2009         7.009436          8.841161         551,098.4600
01/01/2010 to 12/31/2010         8.841161          9.546299         711,927.2036
01/01/2011 to 12/31/2011         9.546299          9.202085         784,193.4550
01/01/2012 to 12/31/2012         9.202085         10.483706         694,965.7851
01/01/2013 to 04/26/2013        10.483706         11.268352               0.0000
--------------------------      ---------         ---------      ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.601666         13.171307           3,848.9200
01/01/2010 to 12/31/2010        13.171307         16.273172          28,657.9125
01/01/2011 to 12/31/2011        16.273172         15.609908          62,164.5000
01/01/2012 to 12/31/2012        15.609908         17.958955          36,192.3839
01/01/2013 to 12/31/2013        17.958955         23.392505          50,318.3970
01/01/2014 to 12/31/2014        23.392505         25.066670          42,352.1536
01/01/2015 to 12/31/2015        25.066670         23.936353          40,629.3672
01/01/2016 to 12/31/2016        23.936353         28.202533          42,211.2392
--------------------------      ---------         ---------      ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.947028         13.333947         811,550.3591
01/01/2008 to 12/31/2008        13.333947          8.207703         713,686.1818
01/01/2009 to 12/31/2009         8.207703         10.140674         666,656.4900
01/01/2010 to 12/31/2010        10.140674         11.391722         680,454.5945
01/01/2011 to 12/31/2011        11.391722         11.360548         658,836.7869
01/01/2012 to 12/31/2012        11.360548         12.865299         598,042.4109
01/01/2013 to 12/31/2013        12.865299         16.624657         569,238.9067
01/01/2014 to 12/31/2014        16.624657         18.448430         570,058.0141
01/01/2015 to 12/31/2015        18.448430         18.266536         537,996.6482
01/01/2016 to 12/31/2016        18.266536         19.962856         517,982.4149
--------------------------      ---------         ---------      ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.550580         20.437846         177,872.0371
01/01/2014 to 12/31/2014        20.437846         22.171216         157,434.2258
01/01/2015 to 12/31/2015        22.171216         21.674637         176,878.6862
01/01/2016 to 12/31/2016        21.674637         24.264399         190,030.2709
--------------------------      ---------         ---------      ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.577412          36,972.9255
01/01/2009 to 12/31/2009         6.577412          8.059563         171,710.3600
01/01/2010 to 12/31/2010         8.059563          8.779668         285,582.1238
01/01/2011 to 12/31/2011         8.779668          8.567648         417,461.9916
01/01/2012 to 12/31/2012         8.567648          9.575332         368,682.2455
01/01/2013 to 04/26/2013         9.575332         10.472267               0.0000
--------------------------      ---------         ---------      ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         8.756520         11.246923        25,126.9000
01/01/2010 to 12/31/2010        11.246923         11.892205        64,189.2644
01/01/2011 to 12/31/2011        11.892205         10.192314        89,993.4112
01/01/2012 to 12/31/2012        10.192314         11.793437        79,284.3117
01/01/2013 to 12/31/2013        11.793437         14.052125        81,093.7936
01/01/2014 to 12/31/2014        14.052125         12.914782        84,309.7782
01/01/2015 to 12/31/2015        12.914782         12.505582        90,827.9396
01/01/2016 to 12/31/2016        12.505582         12.389076        99,410.4946
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825335         23.429616       542,020.0220
01/01/2014 to 12/31/2014        23.429616         22.919543       456,657.6720
01/01/2015 to 12/31/2015        22.919543         22.573626       414,021.5132
01/01/2016 to 12/31/2016        22.573626         26.222946       356,517.7867
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2007 to 12/31/2007        15.927114         15.202206       776,179.4275
01/01/2008 to 12/31/2008        15.202206          9.202464       859,127.6895
01/01/2009 to 12/31/2009         9.202464         12.348579       862,876.0700
01/01/2010 to 12/31/2010        12.348579         14.886019       837,887.9147
01/01/2011 to 12/31/2011        14.886019         13.835741       797,356.2318
01/01/2012 to 12/31/2012        13.835741         14.291465       721,954.0860
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.854595         13.316341         8,709.3500
01/01/2010 to 12/31/2010        13.316341         16.534381        46,673.8379
01/01/2011 to 12/31/2011        16.534381         15.521640        65,552.4069
01/01/2012 to 12/31/2012        15.521640         17.656228        63,636.3439
01/01/2013 to 12/31/2013        17.656228         23.928209        98,023.9118
01/01/2014 to 12/31/2014        23.928209         24.588359       102,230.0793
01/01/2015 to 12/31/2015        24.588359         23.031100       101,209.8089
01/01/2016 to 12/31/2016        23.031100         27.326380        99,344.7922
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        38.936080         48.998491       116,037.6148
01/01/2014 to 12/31/2014        48.998491         52.319497       114,965.4750
01/01/2015 to 12/31/2015        52.319497         56.731474       108,232.0525
01/01/2016 to 12/31/2016        56.731474         56.516415        93,704.6880
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         4.795367          6.187776       868,987.5489
01/01/2008 to 12/31/2008         6.187776          3.372242       691,949.8158
01/01/2009 to 12/31/2009         3.372242          5.260154       717,141.5200
01/01/2010 to 12/31/2010         5.260154          6.590395       755,137.9379
01/01/2011 to 12/31/2011         6.590395          5.826713       835,506.5027
01/01/2012 to 12/31/2012         5.826713          6.409230       724,313.6718
01/01/2013 to 04/26/2013         6.409230          6.691623             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.597882         14.700819          23,852.8200
01/01/2010 to 12/31/2010        14.700819         18.610935          68,757.1328
01/01/2011 to 12/31/2011        18.610935         15.216237         124,221.7968
01/01/2012 to 12/31/2012        15.216237         15.313235         155,405.7168
01/01/2013 to 12/31/2013        15.313235         16.640946         138,759.6829
01/01/2014 to 12/31/2014        16.640946         13.254085         150,737.4125
01/01/2015 to 12/31/2015        13.254085          8.744354         175,389.4816
01/01/2016 to 12/31/2016         8.744354         12.332648         138,546.3920
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        26.932953         27.842929         340,059.3536
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        17.976644         18.791730       1,042,212.6471
01/01/2008 to 12/31/2008        18.791730         15.007127         810,719.3162
01/01/2009 to 12/31/2009        15.007127         20.139535         715,187.3100
01/01/2010 to 12/31/2010        20.139535         22.322745         670,642.2883
01/01/2011 to 12/31/2011        22.322745         22.880277         684,098.2260
01/01/2012 to 12/31/2012        22.880277         25.353812         669,153.3596
01/01/2013 to 12/31/2013        25.353812         26.861582         467,132.6102
01/01/2014 to 12/31/2014        26.861582         27.628783         411,053.8039
01/01/2015 to 12/31/2015        27.628783         26.519298         375,047.5757
01/01/2016 to 04/29/2016        26.519298         27.280436               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        27.482890         28.436333         191,532.3538
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.712733         12.262151         186,996.9260
01/01/2011 to 12/31/2011        12.262151         12.447946         283,265.4430
01/01/2012 to 12/31/2012        12.447946         13.611429         355,521.9008
01/01/2013 to 12/31/2013        13.611429         13.543678         446,234.6113
01/01/2014 to 12/31/2014        13.543678         13.879160         494,001.9468
01/01/2015 to 12/31/2015        13.879160         13.419475         453,497.5371
01/01/2016 to 04/29/2016        13.419475         13.729658               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.222294         15.536642         140,960.3651
01/01/2008 to 12/31/2008        15.536642         15.162330         179,344.5048
01/01/2009 to 12/31/2009        15.162330         15.484010         198,771.0800
01/01/2010 to 12/31/2010        15.484010         16.027078         214,528.5420
01/01/2011 to 12/31/2011        16.027078         16.554340         212,384.0655
01/01/2012 to 12/31/2012        16.554340         16.736131         147,056.0759
01/01/2013 to 12/31/2013        16.736131         16.272485         146,200.7119
01/01/2014 to 12/31/2014        16.272485         16.373384         113,942.0727
01/01/2015 to 12/31/2015        16.373384         16.114547          99,369.4345
01/01/2016 to 12/31/2016        16.114547         15.972741          87,098.3015

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998575          9.742614        87,472,237.4879
01/01/2012 to 12/31/2012         9.742614         10.585963       152,978,381.8960
01/01/2013 to 12/31/2013        10.585963         11.613923       169,731,736.2495
01/01/2014 to 12/31/2014        11.613923         12.306308       164,964,623.0732
01/01/2015 to 12/31/2015        12.306308         12.217725       162,609,556.9882
01/01/2016 to 12/31/2016        12.217725         12.493591       158,250,043.6551
--------------------------      ---------         ---------       ----------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127        13,339,373.5367
01/01/2015 to 12/31/2015         1.041127          1.017571        44,065,273.8574
01/01/2016 to 12/31/2016         1.017571          1.024465        63,784,420.7744
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008575          7.016504         6,280,262.1197
01/01/2009 to 12/31/2009         7.016504          8.956971        29,427,103.4100
01/01/2010 to 12/31/2010         8.956971          9.916506        63,963,111.6993
01/01/2011 to 12/31/2011         9.916506          9.580447        88,414,204.6982
01/01/2012 to 12/31/2012         9.580447         10.735389        85,232,171.0952
01/01/2013 to 12/31/2013        10.735389         12.560555        81,824,939.1748
01/01/2014 to 12/31/2014        12.560555         13.148320        77,952,963.3815
01/01/2015 to 12/31/2015        13.148320         12.886937        75,571,899.2980
01/01/2016 to 12/31/2016        12.886937         13.713937        72,457,411.3281
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998575          6.364205         9,033,896.4224
01/01/2009 to 12/31/2009         6.364205          8.420381        24,628,292.9700
01/01/2010 to 12/31/2010         8.420381          9.432345        30,134,443.3746
01/01/2011 to 12/31/2011         9.432345          8.870103        33,789,739.8558
01/01/2012 to 12/31/2012         8.870103         10.169637        32,240,225.3491
01/01/2013 to 12/31/2013        10.169637         12.558744        31,724,135.7482
01/01/2014 to 12/31/2014        12.558744         13.188399        30,921,086.7910
01/01/2015 to 12/31/2015        13.188399         12.919678        29,601,976.0504
01/01/2016 to 12/31/2016        12.919678         13.895293        26,582,964.2742
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988576          5.763664         1,089,941.7315
01/01/2009 to 12/31/2009         5.763664          7.901709         5,989,885.4800
01/01/2010 to 12/31/2010         7.901709          9.229087        13,233,691.1092
01/01/2011 to 12/31/2011         9.229087          8.690929        17,807,338.5059
01/01/2012 to 12/31/2012         8.690929         10.071748        16,242,611.5614
01/01/2013 to 12/31/2013        10.071748         12.902859        14,509,677.2773
01/01/2014 to 12/31/2014        12.902859         13.778493        13,413,550.6458
01/01/2015 to 12/31/2015        13.778493         14.483400        12,469,257.5184
01/01/2016 to 12/31/2016        14.483400         15.597199        11,593,787.8128
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018575          7.690677         3,535,438.6817
01/01/2009 to 12/31/2009         7.690677          9.367447        17,906,952.5700
01/01/2010 to 12/31/2010         9.367447         10.162530        36,787,680.4868
01/01/2011 to 12/31/2011        10.162530         10.050728        49,359,885.5178
01/01/2012 to 12/31/2012        10.050728         10.995520        47,394,261.0616
01/01/2013 to 12/31/2013        10.995520         12.320964        44,429,541.9266
01/01/2014 to 12/31/2014        12.320964         12.903037        41,968,621.1743
01/01/2015 to 12/31/2015        12.903037         12.643921        39,881,136.1368
01/01/2016 to 12/31/2016        12.643921         13.355892        40,722,131.7977
--------------------------      ---------         ---------        ---------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011        10.344864         10.612678        92,377,226.2777
01/01/2012 to 12/31/2012        10.612678         11.580699       182,954,259.3071
01/01/2013 to 12/31/2013        11.580699         11.043464       179,578,910.9757
01/01/2014 to 12/31/2014        11.043464         11.336607       162,576,429.0834
01/01/2015 to 12/31/2015        11.336607         10.118925       153,890,672.1672
01/01/2016 to 12/31/2016        10.118925         10.883282       144,527,479.1088
--------------------------      ---------         ---------       ----------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998575          9.574992       150,119,851.8443
01/01/2012 to 12/31/2012         9.574992         10.314536       267,185,872.6713
01/01/2013 to 12/31/2013        10.314536         11.230860       288,760,981.4790
01/01/2014 to 12/31/2014        11.230860         11.741626       278,734,527.4473
01/01/2015 to 12/31/2015        11.741626         11.577379       274,490,236.4925
01/01/2016 to 12/31/2016        11.577379         11.934264       264,467,510.6006
--------------------------      ---------         ---------       ----------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.010615         12.733893            52,715.4289
01/01/2009 to 12/31/2009        12.733893         18.432949           808,856.4100
01/01/2010 to 12/31/2010        18.432949         21.064711         1,606,629.7651
01/01/2011 to 12/31/2011        21.064711         21.280670         2,063,412.1328
01/01/2012 to 12/31/2012        21.280670         24.479242         2,173,964.9521
01/01/2013 to 12/31/2013        24.479242         26.418292         1,956,185.1807
01/01/2014 to 12/31/2014        26.418292         26.936384         1,742,852.0107
01/01/2015 to 12/31/2015        26.936384         25.512415         1,569,536.6692
01/01/2016 to 12/31/2016        25.512415         28.703002         1,479,079.8749
--------------------------      ---------         ---------       ----------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.503665         16.361582           625,721.8632
01/01/2008 to 12/31/2008        16.361582          9.419490           679,699.9161
01/01/2009 to 12/31/2009         9.419490         12.527414           946,010.2900
01/01/2010 to 12/31/2010        12.527414         14.357371         1,476,563.4478
01/01/2011 to 12/31/2011        14.357371         13.380587         2,036,653.1730
01/01/2012 to 12/31/2012        13.380587         16.639355         1,979,620.9871
01/01/2013 to 12/31/2013        16.639355         17.006799         1,965,252.6964
01/01/2014 to 12/31/2014        17.006799         19.014356         1,859,976.6715
01/01/2015 to 12/31/2015        19.014356         18.505723         1,715,800.4373
01/01/2016 to 12/31/2016        18.505723         18.426333         1,635,766.1258
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007          7.835262          7.908830        1,836,123.3787
01/01/2008 to 12/31/2008          7.908830          4.757828        1,697,101.2210
01/01/2009 to 12/31/2009          4.757828          6.244386        1,847,531.9800
01/01/2010 to 12/31/2010          6.244386          7.629941        2,402,632.9603
01/01/2011 to 12/31/2011          7.629941          7.776185        5,492,614.1341
01/01/2012 to 12/31/2012          7.776185          9.095753        5,155,379.8146
01/01/2013 to 12/31/2013          9.095753         13.072561        5,302,990.5592
01/01/2014 to 12/31/2014         13.072561         15.341606        6,729,304.9980
01/01/2015 to 12/31/2015         15.341606         14.532204        6,544,656.2609
01/01/2016 to 12/31/2016         14.532204         14.729019        5,901,986.9214
--------------------------       ---------         ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        155.513964        160.035224           51,666.2510
01/01/2011 to 12/31/2011        160.035224        146.053290          104,844.0340
01/01/2012 to 12/31/2012        146.053290        176.615267          124,871.9776
01/01/2013 to 12/31/2013        176.615267        224.517975          111,375.7953
01/01/2014 to 04/25/2014        224.517975        233.865730                0.0000
--------------------------      ----------        ----------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         11.180916         10.383877          268,142.2292
01/01/2008 to 12/31/2008         10.383877          4.651552          368,399.0913
01/01/2009 to 12/31/2009          4.651552          6.334860          834,293.0700
01/01/2010 to 12/31/2010          6.334860          6.711722        1,634,290.2852
01/01/2011 to 04/29/2011          6.711722          7.138968                0.0000
--------------------------      ----------        ----------        --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         15.197948         15.465093        1,098,494.8422
01/01/2008 to 12/31/2008         15.465093          9.757880          864,977.6075
01/01/2009 to 12/31/2009          9.757880         12.743199          747,002.4400
01/01/2010 to 12/31/2010         12.743199         15.626784        1,164,792.7899
01/01/2011 to 12/31/2011         15.626784         14.454596        1,852,406.6525
01/01/2012 to 12/31/2012         14.454596         16.851844        1,790,691.5035
01/01/2013 to 12/31/2013         16.851844         22.065390        1,664,596.4167
01/01/2014 to 12/31/2014         22.065390         24.661707        1,580,185.4063
01/01/2015 to 12/31/2015         24.661707         22.123409        1,518,844.5600
01/01/2016 to 12/31/2016         22.123409         24.716601        1,377,119.3182
--------------------------      ----------        ----------        --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         20.102385         19.619410        2,901,790.3525
01/01/2008 to 12/31/2008         19.619410         11.447839        2,450,961.5737
01/01/2009 to 12/31/2009         11.447839         17.522037        2,794,270.6300
01/01/2010 to 12/31/2010         17.522037         20.135790        4,148,808.2964
01/01/2011 to 12/31/2011         20.135790         17.042734        5,791,977.6310
01/01/2012 to 12/31/2012         17.042734         21.742292        5,578,264.7818
01/01/2013 to 12/31/2013         21.742292         28.005076        5,190,349.5723
01/01/2014 to 12/31/2014         28.005076         26.042827        5,176,800.9096
01/01/2015 to 12/31/2015         26.042827         24.544028        5,120,686.3344
01/01/2016 to 12/31/2016         24.544028         26.208231        4,642,461.5392
--------------------------      ----------        ----------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          1.010730          1.048710      406,581,215.1460
01/01/2013 to 12/31/2013          1.048710          1.054430      570,007,161.8909
01/01/2014 to 12/31/2014          1.054430          1.098896      558,935,279.8899
01/01/2015 to 12/31/2015          1.098896          1.039093      567,364,683.7622
01/01/2016 to 12/31/2016          1.039093          1.145846      608,136,880.1280
--------------------------      ----------        ----------      ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.009028         11.557695           526,684.2776
01/01/2008 to 12/31/2008        11.557695          7.311136           527,691.4793
01/01/2009 to 12/31/2009         7.311136          9.134319         1,150,403.5300
01/01/2010 to 12/31/2010         9.134319         10.355646         2,334,816.0500
01/01/2011 to 12/31/2011        10.355646         10.070573         3,635,992.5356
01/01/2012 to 12/31/2012        10.070573         11.772115         3,660,409.0134
01/01/2013 to 12/31/2013        11.772115         15.732268         3,487,293.0674
01/01/2014 to 12/31/2014        15.732268         16.975188         3,189,299.3656
01/01/2015 to 12/31/2015        16.975188         15.755453         2,706,845.6211
01/01/2016 to 12/31/2016        15.755453         18.242135         2,367,432.4620
--------------------------      ---------         ---------         --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        25.455600         16.783097            65,746.4846
01/01/2009 to 12/31/2009        16.783097         20.962123           325,555.0300
01/01/2010 to 12/31/2010        20.962123         25.973598           730,777.6401
01/01/2011 to 12/31/2011        25.973598         24.690661         1,134,352.2745
01/01/2012 to 12/31/2012        24.690661         27.951905         1,058,435.7372
01/01/2013 to 12/31/2013        27.951905         35.952432           928,966.7351
01/01/2014 to 12/31/2014        35.952432         38.910287           860,540.0746
01/01/2015 to 12/31/2015        38.910287         34.958219           855,911.0606
01/01/2016 to 12/31/2016        34.958219         39.856711           812,039.3104
--------------------------      ---------         ---------         --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.715075         16.132011         1,583,272.0426
01/01/2008 to 12/31/2008        16.132011          9.756232         1,413,076.3492
01/01/2009 to 12/31/2009         9.756232         12.887153         1,568,022.0300
01/01/2010 to 12/31/2010        12.887153         16.051479         1,856,708.9120
01/01/2011 to 12/31/2011        16.051479         15.673293         2,352,540.4881
01/01/2012 to 12/31/2012        15.673293         18.290124         2,197,109.9668
01/01/2013 to 12/31/2013        18.290124         25.307315         2,044,616.4242
01/01/2014 to 12/31/2014        25.307315         26.956630         1,858,824.6651
01/01/2015 to 12/31/2015        26.956630         26.153535         1,923,450.9163
01/01/2016 to 12/31/2016        26.153535         28.767679         1,756,724.4423
--------------------------      ---------         ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.289575         10.746382         8,656,716.7311
01/01/2014 to 12/31/2014        10.746382         11.147721         9,604,091.1771
01/01/2015 to 12/31/2015        11.147721         11.056883         9,662,198.1561
01/01/2016 to 12/31/2016        11.056883         11.157448         9,503,136.7618
--------------------------      ---------         ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038574          8.958531           379,988.2081
01/01/2009 to 12/31/2009         8.958531          9.914745         2,913,518.4300
01/01/2010 to 12/31/2010         9.914745         10.383763         6,607,312.9574
01/01/2011 to 12/31/2011        10.383763         10.843343         9,321,045.1516
01/01/2012 to 12/31/2012        10.843343         11.228709         8,506,997.8243
01/01/2013 to 04/26/2013        11.228709         11.199946                 0.0000
--------------------------      ---------         ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758       210,248,693.9742
01/01/2013 to 12/31/2013         1.050758          1.151141       434,943,247.7967
01/01/2014 to 12/31/2014         1.151141          1.215536       505,522,023.0796
01/01/2015 to 12/31/2015         1.215536          1.210567       574,058,318.9557
01/01/2016 to 12/31/2016         1.210567          1.229620       622,014,480.2328
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        10.346428         13.056584         306,643.1941
01/01/2008 to 12/31/2008        13.056584          7.827887         571,241.0052
01/01/2009 to 12/31/2009         7.827887         10.880671         900,772.8000
01/01/2010 to 12/31/2010        10.880671         13.104428       1,787,006.9564
01/01/2011 to 12/31/2011        13.104428         12.743706       2,764,511.7597
01/01/2012 to 12/31/2012        12.743706         14.707991       2,711,798.8262
01/01/2013 to 12/31/2013        14.707991         17.004709       2,492,541.0173
01/01/2014 to 12/31/2014        17.004709         17.367049       2,531,406.6060
01/01/2015 to 12/31/2015        17.367049         17.353207       2,369,218.6535
01/01/2016 to 12/31/2016        17.353207         17.947357       2,126,184.6692
--------------------------      ---------         ---------       --------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R) EMERGING
MARKETS EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.485576         14.139404         389,137.7826
01/01/2008 to 12/31/2008        14.139404          6.206168         650,804.9060
01/01/2009 to 12/31/2009         6.206168         10.349730       1,957,757.3500
01/01/2010 to 12/31/2010        10.349730         12.632893       4,272,774.8448
01/01/2011 to 12/31/2011        12.632893         10.137634       6,209,556.0465
01/01/2012 to 12/31/2012        10.137634         11.896795       6,117,748.3955
01/01/2013 to 12/31/2013        11.896795         11.158201       6,910,295.0813
01/01/2014 to 12/31/2014        11.158201         10.295853       6,724,921.3246
01/01/2015 to 12/31/2015        10.295853          8.759074       6,933,543.4287
01/01/2016 to 12/31/2016         8.759074          9.640401       6,535,734.0474
--------------------------      ---------         ---------       --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.998219         10.229633         286,312.4117
01/01/2011 to 12/31/2011        10.229633         10.300527       1,016,810.4853
01/01/2012 to 12/31/2012        10.300527         10.912106       1,178,875.3482
01/01/2013 to 12/31/2013        10.912106         11.184364       1,411,861.6434
01/01/2014 to 12/31/2014        11.184364         11.121170       1,398,529.4912
01/01/2015 to 12/31/2015        11.121170         10.885868       1,248,742.5249
01/01/2016 to 12/31/2016        10.885868         11.741222       1,257,747.5592
--------------------------      ---------         ---------       --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988220          9.773621         760,289.1640
01/01/2012 to 12/31/2012         9.773621         10.070996       1,373,041.7623
01/01/2013 to 12/31/2013        10.070996         10.056309       3,792,084.7793
01/01/2014 to 12/31/2014        10.056309         10.031423       4,658,638.8099
01/01/2015 to 12/31/2015        10.031423          9.840222       4,439,463.8957
01/01/2016 to 12/31/2016         9.840222         10.017480       4,221,160.9352
--------------------------      ---------         ---------       --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.998575         10.904481         153,833.0700
01/01/2010 to 12/31/2010        10.904481         12.221348         882,010.0352
01/01/2011 to 12/31/2011        12.221348         12.023913       1,387,277.0915
01/01/2012 to 12/31/2012        12.023913         13.563466       1,410,153.4088
01/01/2013 to 12/31/2013        13.563466         13.527178       1,428,928.6292
01/01/2014 to 12/31/2014        13.527178         13.504760       1,307,395.2997
01/01/2015 to 12/31/2015        13.504760         12.775823       1,277,808.0783
01/01/2016 to 12/31/2016        12.775823         12.721108       1,220,417.5578
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.070727         13.273444         5,847,450.7799
01/01/2008 to 12/31/2008        13.273444          7.754319         5,257,507.7050
01/01/2009 to 12/31/2009         7.754319         10.152970         6,201,350.0100
01/01/2010 to 12/31/2010        10.152970         11.675624         8,522,330.0195
01/01/2011 to 12/31/2011        11.675624         10.859463        10,617,078.6573
01/01/2012 to 12/31/2012        10.859463         12.512996         9,600,012.6941
01/01/2013 to 12/31/2013        12.512996         15.995949         8,739,894.1708
01/01/2014 to 12/31/2014        15.995949         16.592811         8,141,965.3596
01/01/2015 to 12/31/2015        16.592811         16.049593         7,725,493.0246
01/01/2016 to 12/31/2016        16.049593         17.264665         6,996,340.8164
--------------------------      ---------         ---------        ---------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998575          9.389789       146,291,235.5407
01/01/2012 to 12/31/2012         9.389789         10.482770       272,622,115.9848
01/01/2013 to 12/31/2013        10.482770         11.833440       340,774,034.3895
01/01/2014 to 12/31/2014        11.833440         12.807579       354,418,597.6621
01/01/2015 to 12/31/2015        12.807579         12.125407       354,220,502.2487
01/01/2016 to 12/31/2016        12.125407         12.969983       352,122,726.5062
--------------------------      ---------         ---------       ----------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318       131,942,122.1762
01/01/2014 to 12/31/2014         1.130318          1.219045       239,396,746.4395
01/01/2015 to 12/31/2015         1.219045          1.188718       356,155,153.3213
01/01/2016 to 12/31/2016         1.188718          1.224540       445,052,801.9737
--------------------------      ---------         ---------       ----------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.279602         17.497164         2,329,908.1628
01/01/2008 to 12/31/2008        17.497164         12.120015         2,124,702.2222
01/01/2009 to 12/31/2009        12.120015         15.127915         2,607,975.7400
01/01/2010 to 12/31/2010        15.127915         17.903836         3,008,084.6894
01/01/2011 to 12/31/2011        17.903836         16.085167         2,967,182.7139
01/01/2012 to 12/31/2012        16.085167         18.732062         2,790,437.3336
01/01/2013 to 12/31/2013        18.732062         24.489743         2,493,308.5288
01/01/2014 to 12/31/2014        24.489743         24.588118         2,240,624.8847
01/01/2015 to 12/31/2015        24.588118         22.957881         2,022,554.6639
01/01/2016 to 12/31/2016        22.957881         29.744314         1,788,528.5788
--------------------------      ---------         ---------       ----------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.126532         18.032713         2,060,385.5071
01/01/2008 to 12/31/2008        18.032713         10.258478         2,082,214.2319
01/01/2009 to 12/31/2009        10.258478         13.322358         2,237,866.1300
01/01/2010 to 12/31/2010        13.322358         14.650114         2,642,435.2485
01/01/2011 to 12/31/2011        14.650114         12.911869         2,998,295.0149
01/01/2012 to 12/31/2012        12.911869         14.873560         2,791,702.8217
01/01/2013 to 12/31/2013        14.873560         17.508739         2,555,128.8351
01/01/2014 to 12/31/2014        17.508739         16.081541         2,467,021.5075
01/01/2015 to 12/31/2015        16.081541         15.592263         2,359,727.7530
01/01/2016 to 12/31/2016        15.592263         15.256154         2,246,489.4805
--------------------------      ---------         ---------       ----------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303         5,250,027.9683
01/01/2015 to 12/31/2015         1.036303          0.966894        14,287,869.4008
01/01/2016 to 12/31/2016         0.966894          1.060567        59,612,936.5963
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.143728         12.186705         2,361,952.3491
01/01/2008 to 12/31/2008        12.186705         11.200179         2,626,165.3759
01/01/2009 to 12/31/2009        11.200179         13.050909         5,720,116.2700
01/01/2010 to 12/31/2010        13.050909         13.882186        10,052,885.2830
01/01/2011 to 12/31/2011        13.882186         15.230028        13,844,801.7556
01/01/2012 to 12/31/2012        15.230028         16.405011        14,454,848.7169
01/01/2013 to 12/31/2013        16.405011         14.691194        13,670,745.5495
01/01/2014 to 12/31/2014        14.691194         14.920994        12,640,585.3345
01/01/2015 to 12/31/2015        14.920994         14.270235        11,893,340.1815
01/01/2016 to 12/31/2016        14.270235         14.787955        11,104,079.2319
--------------------------      ---------         ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.637717         13.417201         3,792,176.8187
01/01/2008 to 12/31/2008        13.417201         13.297716         4,238,603.2480
01/01/2009 to 12/31/2009        13.297716         15.492431        10,012,630.4900
01/01/2010 to 12/31/2010        15.492431         16.541825        21,827,033.0237
01/01/2011 to 12/31/2011        16.541825         16.846289        30,697,925.6382
01/01/2012 to 12/31/2012        16.846289         18.169131        31,441,621.8671
01/01/2013 to 12/31/2013        18.169131         17.590952        30,240,734.4597
01/01/2014 to 12/31/2014        17.590952         18.091610        26,264,062.9241
01/01/2015 to 12/31/2015        18.091610         17.858847        24,225,481.2687
01/01/2016 to 12/31/2016        17.858847         18.088230        22,579,944.6156
--------------------------      ---------         ---------        ---------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998575         10.762701        22,924,667.0074
01/01/2012 to 12/31/2012        10.762701         10.957512        54,029,597.9339
01/01/2013 to 12/31/2013        10.957512         10.327163        46,476,556.2724
01/01/2014 to 12/31/2014        10.327163         10.964080        41,889,873.9642
01/01/2015 to 12/31/2015        10.964080         10.869017        41,311,137.4808
01/01/2016 to 12/31/2016        10.869017         10.869961        40,813,377.8195
--------------------------      ---------         ---------        ---------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216374         10.760741         4,340,240.8954
01/01/2014 to 12/31/2014        10.760741         11.539586         7,715,755.4309
01/01/2015 to 12/31/2015        11.539586         11.248011        18,627,535.5671
01/01/2016 to 12/31/2016        11.248011         11.609667        23,051,801.1977
--------------------------      ---------         ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883       123,242,009.3195
01/01/2013 to 12/31/2013         1.068883          1.161756       249,036,780.3617
01/01/2014 to 12/31/2014         1.161756          1.235499       264,365,328.3945
01/01/2015 to 12/31/2015         1.235499          1.208822       305,623,171.1416
01/01/2016 to 12/31/2016         1.208822          1.260662       314,830,655.3701
--------------------------      ---------         ---------       ----------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.431507          8.599158            18,126.1550
01/01/2009 to 12/31/2009         8.599158         10.600545         8,400,557.7000
01/01/2010 to 12/31/2010        10.600545         11.744313        26,042,807.1683
01/01/2011 to 12/31/2011        11.744313         11.715944        41,996,490.6075
01/01/2012 to 12/31/2012        11.715944         13.049283        39,621,347.3592
01/01/2013 to 12/31/2013        13.049283         14.546415        37,448,388.1264
01/01/2014 to 12/31/2014        14.546415         15.193036        34,793,844.1720
01/01/2015 to 12/31/2015        15.193036         14.702394        33,318,833.0488
01/01/2016 to 12/31/2016        14.702394         15.351912        32,058,147.7279
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.806825          7.883723           40,057.5754
01/01/2009 to 12/31/2009         7.883723         10.046366        4,279,290.4700
01/01/2010 to 12/31/2010        10.046366         11.320254        8,664,921.3819
01/01/2011 to 12/31/2011        11.320254         10.936433       11,813,491.2283
01/01/2012 to 12/31/2012        10.936433         12.417139       11,404,053.4972
01/01/2013 to 12/31/2013        12.417139         14.471865       11,140,414.1474
01/01/2014 to 12/31/2014        14.471865         15.053334       10,529,206.6596
01/01/2015 to 12/31/2015        15.053334         14.515517       10,113,012.4699
01/01/2016 to 12/31/2016        14.515517         15.313728        9,284,544.9438
--------------------------      ---------         ---------       ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        57.004744         58.358469        1,226,195.9076
01/01/2008 to 12/31/2008        58.358469         36.675084        1,101,275.5709
01/01/2009 to 12/31/2009        36.675084         42.859992        1,095,920.3900
01/01/2010 to 12/31/2010        42.859992         49.506793        1,212,047.0196
01/01/2011 to 12/31/2011        49.506793         46.908933        1,343,801.4715
01/01/2012 to 12/31/2012        46.908933         54.624034        1,259,984.4053
01/01/2013 to 12/31/2013        54.624034         72.130028        1,187,382.4744
01/01/2014 to 12/31/2014        72.130028         80.653967        1,196,506.4117
01/01/2015 to 12/31/2015        80.653967         76.757435        1,113,112.4757
01/01/2016 to 12/31/2016        76.757435         87.846057        1,025,334.1980
--------------------------      ---------         ---------       ---------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         8.469235          9.833670        3,861,948.9829
01/01/2008 to 12/31/2008         9.833670          5.848107        3,799,176.2981
01/01/2009 to 12/31/2009         5.848107          8.397496        5,428,989.7400
01/01/2010 to 12/31/2010         8.397496         10.583789        7,843,972.0856
01/01/2011 to 12/31/2011        10.583789         10.275240        9,475,129.6951
01/01/2012 to 12/31/2012        10.275240         11.529560        9,265,659.0795
01/01/2013 to 12/31/2013        11.529560         15.543598        8,144,985.8940
01/01/2014 to 12/31/2014        15.543598         17.302832        7,278,728.9882
01/01/2015 to 12/31/2015        17.302832         18.219154        6,618,863.6397
01/01/2016 to 12/31/2016        18.219154         19.101667        6,214,563.3583
--------------------------      ---------         ---------       ---------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.202025         10.105074        9,362,069.7249
01/01/2014 to 12/31/2014        10.105074          9.641081        9,037,438.8841
01/01/2015 to 12/31/2015         9.641081          9.310046        8,544,702.1915
01/01/2016 to 12/31/2016         9.310046          9.653948        7,906,960.7929
--------------------------      ---------         ---------       ---------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088572          6.059120        1,198,535.7218
01/01/2009 to 12/31/2009         6.059120          8.526167        3,936,382.1800
01/01/2010 to 12/31/2010         8.526167          8.996195        8,137,110.7514
01/01/2011 to 12/31/2011         8.996195          7.611678       11,131,746.8079
01/01/2012 to 12/31/2012         7.611678          8.823283       10,243,124.1380
01/01/2013 to 04/26/2013         8.823283          9.153894                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        14.569022         15.090255         317,792.2300
01/01/2010 to 12/31/2010        15.090255         15.737050       1,505,629.4893
01/01/2011 to 12/31/2011        15.737050         16.645052       2,281,058.8774
01/01/2012 to 12/31/2012        16.645052         17.017605       2,518,688.5814
01/01/2013 to 12/31/2013        17.017605         16.366043       3,330,053.8217
01/01/2014 to 12/31/2014        16.366043         17.036667       4,671,079.0862
01/01/2015 to 12/31/2015        17.036667         16.807150       5,870,655.1939
01/01/2016 to 12/31/2016        16.807150         16.936216       7,670,093.2321
--------------------------      ---------         ---------       --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.439484         10.800004       1,988,178.0359
01/01/2008 to 12/31/2008        10.800004         10.937212       5,268,153.0175
01/01/2009 to 12/31/2009        10.937212         10.823284       7,237,239.1900
01/01/2010 to 12/31/2010        10.823284         10.683489       6,125,103.8687
01/01/2011 to 12/31/2011        10.683489         10.545875       8,658,626.5751
01/01/2012 to 12/31/2012        10.545875         10.408921       7,797,131.7039
01/01/2013 to 12/31/2013        10.408921         10.274478       6,551,482.7046
01/01/2014 to 12/31/2014        10.274478         10.141771       5,026,162.4979
01/01/2015 to 12/31/2015        10.141771         10.010778       5,201,710.9996
01/01/2016 to 12/31/2016        10.010778          9.892559       4,667,627.2616
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.157349         18.081245         942,583.0922
01/01/2014 to 12/31/2014        18.081245         19.788822         842,235.0433
01/01/2015 to 12/31/2015        19.788822         20.041923         801,396.4422
01/01/2016 to 12/31/2016        20.041923         20.803413         736,875.9408
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.801545         15.686606         553,918.9023
01/01/2008 to 12/31/2008        15.686606          8.005137         581,221.2579
01/01/2009 to 12/31/2009         8.005137         11.628611         732,902.5400
01/01/2010 to 12/31/2010        11.628611         14.596416         948,516.5297
01/01/2011 to 12/31/2011        14.596416         13.332640       1,193,463.1923
01/01/2012 to 12/31/2012        13.332640         13.951718       1,145,420.7714
01/01/2013 to 04/26/2013        13.951718         15.059331               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.917701         13.102626       2,064,348.4206
01/01/2008 to 12/31/2008        13.102626          8.206347       1,927,116.8755
01/01/2009 to 12/31/2009         8.206347         11.305103       2,597,238.4600
01/01/2010 to 12/31/2010        11.305103         12.421672       3,286,036.0530
01/01/2011 to 12/31/2011        12.421672         12.288750       3,580,250.9853
01/01/2012 to 12/31/2012        12.288750         14.016187       5,266,191.8150
01/01/2013 to 12/31/2013        14.016187         18.917151       5,418,767.5380
01/01/2014 to 12/31/2014        18.917151         20.305444       4,439,360.1542
01/01/2015 to 12/31/2015        20.305444         22.155645       3,895,760.3049
01/01/2016 to 12/31/2016        22.155645         21.841099       3,628,669.8464
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007         9.565877          9.985542          51,490.4133
01/01/2008 to 12/31/2008         9.985542          5.735714         441,581.2252
01/01/2009 to 12/31/2009         5.735714          6.978023         631,572.4900
01/01/2010 to 12/31/2010         6.978023          7.947595       1,099,969.3348
01/01/2011 to 12/31/2011         7.947595          7.543923       1,668,809.3386
01/01/2012 to 12/31/2012         7.543923          8.389614       1,593,996.0493
01/01/2013 to 04/26/2013         8.389614          9.018898               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         9.210340         10.389731       4,381,936.1057
01/01/2008 to 12/31/2008        10.389731          5.543921       3,673,140.0528
01/01/2009 to 12/31/2009         5.543921          7.863859       3,221,581.2300
01/01/2010 to 12/31/2010         7.863859          8.491728       2,814,605.7081
01/01/2011 to 12/31/2011         8.491728          8.266547       2,365,849.9856
01/01/2012 to 04/27/2012         8.266547          9.302863               0.0000
--------------------------      ---------         ---------       --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.194413         16.687600       2,403,404.8355
01/01/2008 to 12/31/2008        16.687600          8.872604       2,146,823.0030
01/01/2009 to 12/31/2009         8.872604         12.366144       2,177,658.1700
01/01/2010 to 12/31/2010        12.366144         14.008178       2,289,185.6786
01/01/2011 to 12/31/2011        14.008178         14.725087       2,462,486.9054
01/01/2012 to 12/31/2012        14.725087         16.217189       2,262,710.0241
01/01/2013 to 12/31/2013        16.217189         21.852076       2,363,948.1777
01/01/2014 to 12/31/2014        21.852076         21.930914       2,017,705.6822
01/01/2015 to 12/31/2015        21.930914         19.555426       1,932,412.2034
01/01/2016 to 12/31/2016        19.555426         23.675354       1,826,210.2262
--------------------------      ---------         ---------       --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.066059         10.137618             498.4427
01/01/2009 to 12/31/2009        10.137618         14.281201         210,682.5200
01/01/2010 to 12/31/2010        14.281201         17.281226         471,865.9161
01/01/2011 to 12/31/2011        17.281226         14.286034         721,654.5882
01/01/2012 to 12/31/2012        14.286034         16.625196         706,488.8791
01/01/2013 to 12/31/2013        16.625196         20.940119         671,789.9159
01/01/2014 to 12/31/2014        20.940119         19.285912         783,724.8829
01/01/2015 to 12/31/2015        19.285912         20.132407         776,906.5469
01/01/2016 to 12/31/2016        20.132407         21.030225         714,045.6521
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        52.831122         53.809528         173,898.1591
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        13.603770         16.688680          32,260.4500
01/01/2010 to 12/31/2010        16.688680         19.097595         177,444.3843
01/01/2011 to 12/31/2011        19.097595         17.932990         301,345.6205
01/01/2012 to 12/31/2012        17.932990         19.536993         275,482.8319
01/01/2013 to 12/31/2013        19.536993         25.593388         240,952.6036
01/01/2014 to 12/31/2014        25.593388         28.024451         230,220.6701
01/01/2015 to 12/31/2015        28.024451         27.593167         222,512.3234
01/01/2016 to 04/29/2016        27.593167         27.774621               0.0000
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.683664         15.135328       6,289,293.8889
01/01/2008 to 12/31/2008        15.135328          9.044550       5,942,208.3072
01/01/2009 to 12/31/2009         9.044550         11.769227       6,885,440.6600
01/01/2010 to 12/31/2010        11.769227         12.990078       8,434,747.0696
01/01/2011 to 12/31/2011        12.990078         12.286766       9,297,772.1111
01/01/2012 to 12/31/2012        12.286766         13.667612       8,687,278.1193
01/01/2013 to 12/31/2013        13.667612         18.014463       7,800,429.2460
01/01/2014 to 12/31/2014        18.014463         19.639373       6,547,428.9960
01/01/2015 to 12/31/2015        19.639373         19.825102       5,803,674.4515
01/01/2016 to 12/31/2016        19.825102         20.968669       5,214,571.7547
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.138773         14.428629           681,585.2803
01/01/2015 to 12/31/2015        14.428629         14.158877         1,108,106.2032
01/01/2016 to 12/31/2016        14.158877         14.609129         1,813,502.1787
--------------------------      ---------         ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.522958         14.939452        81,441,438.4780
01/01/2015 to 12/31/2015        14.939452         14.588222        73,339,796.3045
01/01/2016 to 12/31/2016        14.588222         15.276432        66,011,842.9136
--------------------------      ---------         ---------        ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.183762         11.691964         5,303,478.6896
01/01/2008 to 12/31/2008        11.691964          9.157310        10,337,483.8232
01/01/2009 to 12/31/2009         9.157310         11.109695        17,354,176.8000
01/01/2010 to 12/31/2010        11.109695         12.161825        28,712,099.6408
01/01/2011 to 12/31/2011        12.161825         12.218191        36,217,134.5490
01/01/2012 to 12/31/2012        12.218191         13.375464        35,492,679.4109
01/01/2013 to 12/31/2013        13.375464         14.401451        30,208,570.5211
01/01/2014 to 04/25/2014        14.401451         14.524510                 0.0000
--------------------------      ---------         ---------        ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.630632         12.192163        14,749,472.3108
01/01/2008 to 12/31/2008        12.192163          8.854726        18,078,465.9154
01/01/2009 to 12/31/2009         8.854726         11.020404        28,418,169.9100
01/01/2010 to 12/31/2010        11.020404         12.226944        50,680,261.0206
01/01/2011 to 12/31/2011        12.226944         12.055244        66,435,970.8570
01/01/2012 to 12/31/2012        12.055244         13.373515        62,283,963.1356
01/01/2013 to 12/31/2013        13.373515         15.078692        58,723,746.7079
01/01/2014 to 04/25/2014        15.078692         15.150236                 0.0000
--------------------------      ---------         ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.464132         16.028157       107,387,594.3084
01/01/2015 to 12/31/2015        16.028157         15.620560       100,065,731.2478
01/01/2016 to 12/31/2016        15.620560         16.514354        92,322,507.6280
--------------------------      ---------         ---------       ----------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.152378         12.580234        49,522,416.6533
01/01/2008 to 12/31/2008        12.580234          8.451645        51,851,203.2132
01/01/2009 to 12/31/2009         8.451645         10.706411        67,642,643.2700
01/01/2010 to 12/31/2010        10.706411         12.003908        99,102,929.6821
01/01/2011 to 12/31/2011        12.003908         11.647420       127,703,620.4261
01/01/2012 to 12/31/2012        11.647420         13.097782       120,366,323.5889
01/01/2013 to 12/31/2013        13.097782         15.439211       114,360,016.4620
01/01/2014 to 04/25/2014        15.439211         15.465784                 0.0000
--------------------------      ---------         ---------       ----------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.941182         16.617936        62,925,398.6814
01/01/2015 to 12/31/2015        16.617936         16.125078        58,263,501.6232
01/01/2016 to 12/31/2016        16.125078         17.212553        53,479,316.6142
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.813215         13.241565       55,415,178.8218
01/01/2008 to 12/31/2008        13.241565          8.120740       59,590,942.9659
01/01/2009 to 12/31/2009         8.120740         10.428495       63,690,821.9600
01/01/2010 to 12/31/2010        10.428495         11.888337       65,639,038.3986
01/01/2011 to 12/31/2011        11.888337         11.280553       66,269,056.8510
01/01/2012 to 12/31/2012        11.280553         12.884423       62,176,669.1203
01/01/2013 to 12/31/2013        12.884423         16.013844       68,173,614.6624
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          7.038489        3,326,203.9835
01/01/2009 to 12/31/2009         7.038489          8.931219        7,978,778.6500
01/01/2010 to 12/31/2010         8.931219          9.701527       10,962,663.9552
01/01/2011 to 12/31/2011         9.701527          9.407894       12,466,850.7097
01/01/2012 to 12/31/2012         9.407894         10.783002       11,794,065.5368
01/01/2013 to 04/26/2013        10.783002         11.612168                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.179204         13.943832          129,822.1500
01/01/2010 to 12/31/2010        13.943832         17.331163          651,532.9876
01/01/2011 to 12/31/2011        17.331163         16.724655        1,131,956.7707
01/01/2012 to 12/31/2012        16.724655         19.357826        1,117,088.2789
01/01/2013 to 12/31/2013        19.357826         25.366238        1,031,143.5434
01/01/2014 to 12/31/2014        25.366238         27.345252        1,030,472.7377
01/01/2015 to 12/31/2015        27.345252         26.269357        1,049,353.4066
01/01/2016 to 12/31/2016        26.269357         31.137512        1,024,608.0284
--------------------------      ---------         ---------       ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.359298         13.841789        2,605,480.1759
01/01/2008 to 12/31/2008        13.841789          8.571864        2,492,754.0172
01/01/2009 to 12/31/2009         8.571864         10.654333        3,310,229.6700
01/01/2010 to 12/31/2010        10.654333         12.040704        4,522,368.4743
01/01/2011 to 12/31/2011        12.040704         12.079865        5,404,180.5489
01/01/2012 to 12/31/2012        12.079865         13.762624        5,471,722.6410
01/01/2013 to 12/31/2013        13.762624         17.891134        5,368,614.9179
01/01/2014 to 12/31/2014        17.891134         19.973301        5,489,855.8450
01/01/2015 to 12/31/2015        19.973301         19.895395        5,338,043.2958
01/01/2016 to 12/31/2016        19.895395         21.873786        5,222,193.3375
--------------------------      ---------         ---------       ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.178853         22.424400        2,344,935.5173
01/01/2014 to 12/31/2014        22.424400         24.472630        2,261,306.1352
01/01/2015 to 12/31/2015        24.472630         24.068496        2,413,167.0926
01/01/2016 to 12/31/2016        24.068496         27.106389        2,503,272.0620
--------------------------      ---------         ---------       ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.604697          332,239.1300
01/01/2009 to 12/31/2009         6.604697          8.141697        1,410,235.3100
01/01/2010 to 12/31/2010         8.141697          8.922471        3,326,710.2471
01/01/2011 to 12/31/2011         8.922471          8.759302        4,950,200.1876
01/01/2012 to 12/31/2012         8.759302          9.848736        4,414,960.7997
01/01/2013 to 04/26/2013         9.848736         10.791833                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         9.325674         12.025392         196,427.6200
01/01/2010 to 12/31/2010        12.025392         12.791765       1,026,499.4815
01/01/2011 to 12/31/2011        12.791765         11.029218       1,715,338.8147
01/01/2012 to 12/31/2012        11.029218         12.838985       1,794,653.1621
01/01/2013 to 12/31/2013        12.838985         15.389934       1,767,149.8685
01/01/2014 to 12/31/2014        15.389934         14.229479       1,869,240.0462
01/01/2015 to 12/31/2015        14.229479         13.861585       1,907,263.0914
01/01/2016 to 12/31/2016        13.861585         13.815092       1,997,687.7641
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.698150         20.866244       1,314,863.1582
01/01/2014 to 12/31/2014        20.866244         20.534857       1,249,068.0277
01/01/2015 to 12/31/2015        20.534857         20.346652       1,055,473.1782
01/01/2016 to 12/31/2016        20.346652         23.778142         957,180.6356
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2007 to 12/31/2007        16.434208         15.781153       1,013,729.6416
01/01/2008 to 12/31/2008        15.781153          9.610722         887,700.0304
01/01/2009 to 12/31/2009         9.610722         12.974017       1,041,910.0300
01/01/2010 to 12/31/2010        12.974017         15.733983       1,299,116.0411
01/01/2011 to 12/31/2011        15.733983         14.711750       1,493,215.8776
01/01/2012 to 12/31/2012        14.711750         15.288290       1,454,142.1046
01/01/2013 to 04/26/2013        15.288290         16.581985               0.0000
--------------------------      ---------         ---------       --------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.560189         14.238122         149,406.6900
01/01/2010 to 12/31/2010        14.238122         17.785176         577,553.2852
01/01/2011 to 12/31/2011        17.785176         16.796145       1,114,709.9698
01/01/2012 to 12/31/2012        16.796145         19.221546       1,110,495.9500
01/01/2013 to 12/31/2013        19.221546         26.206184       1,106,902.5049
01/01/2014 to 12/31/2014        26.206184         27.091268       1,117,632.2233
01/01/2015 to 12/31/2015        27.091268         25.528264       1,105,401.4608
01/01/2016 to 12/31/2016        25.528264         30.471454         996,096.4050
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         7.233206          9.139353       2,928,105.2634
01/01/2014 to 12/31/2014         9.139353          9.817527       3,529,625.1709
01/01/2015 to 12/31/2015         9.817527         10.709474       4,427,078.9120
01/01/2016 to 12/31/2016        10.709474         10.733076       4,534,392.5470
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         4.964676          6.444975       1,348,808.2667
01/01/2008 to 12/31/2008         6.444975          3.533678       1,304,269.2465
01/01/2009 to 12/31/2009         3.533678          5.545124       1,770,107.2500
01/01/2010 to 12/31/2010         5.545124          6.989172       2,454,720.1053
01/01/2011 to 12/31/2011         6.989172          6.216407       2,892,882.2026
01/01/2012 to 12/31/2012         6.216407          6.879245       2,767,817.1081
01/01/2013 to 04/26/2013         6.879245          7.196061               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.633525         14.804435         260,265.3300
01/01/2010 to 12/31/2010        14.804435         18.854763       1,046,273.7816
01/01/2011 to 12/31/2011        18.854763         15.508279       2,037,256.8484
01/01/2012 to 12/31/2012        15.508279         15.701587       2,190,737.7068
01/01/2013 to 12/31/2013        15.701587         17.165667       2,079,073.3232
01/01/2014 to 12/31/2014        17.165667         13.754473       2,259,163.9586
01/01/2015 to 12/31/2015        13.754473          9.129253       2,940,644.5919
01/01/2016 to 12/31/2016         9.129253         12.952943       2,385,022.2903
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.643753         31.805340       1,007,046.4236
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        18.610680         19.572206       1,859,195.1431
01/01/2008 to 12/31/2008        19.572206         15.724805       1,479,319.8866
01/01/2009 to 12/31/2009        15.724805         21.229513       1,479,724.3900
01/01/2010 to 12/31/2010        21.229513         23.672401       1,545,646.1486
01/01/2011 to 12/31/2011        23.672401         24.409263       1,517,330.8051
01/01/2012 to 12/31/2012        24.409263         27.211687       1,463,897.7166
01/01/2013 to 12/31/2013        27.211687         29.003412       1,332,272.6490
01/01/2014 to 12/31/2014        29.003412         30.011292       1,196,819.8370
01/01/2015 to 12/31/2015        30.011292         28.979536       1,072,540.4272
01/01/2016 to 04/29/2016        28.979536         29.870141               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        31.269438         32.483167         605,785.7281
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        24.171167         25.405794         305,233.6711
01/01/2011 to 12/31/2011        25.405794         25.945508         762,831.1800
01/01/2012 to 12/31/2012        25.945508         28.542174       1,001,452.1467
01/01/2013 to 12/31/2013        28.542174         28.571028         887,925.8301
01/01/2014 to 12/31/2014        28.571028         29.454919         830,557.2476
01/01/2015 to 12/31/2015        29.454919         28.650770         805,713.3097
01/01/2016 to 04/29/2016        28.650770         29.370884               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.375307         16.814588         143,538.5481
01/01/2008 to 12/31/2008        16.814588         16.508505         316,728.2401
01/01/2009 to 12/31/2009        16.508505         16.960174         755,944.8400
01/01/2010 to 12/31/2010        16.960174         17.660648       1,372,564.1669
01/01/2011 to 12/31/2011        17.660648         18.351099       1,993,868.7375
01/01/2012 to 12/31/2012        18.351099         18.664872       2,062,395.5090
01/01/2013 to 12/31/2013        18.664872         18.257014       1,803,733.8169
01/01/2014 to 12/31/2014        18.257014         18.480764       1,723,804.2597
01/01/2015 to 12/31/2015        18.480764         18.298079       1,671,140.5755
01/01/2016 to 12/31/2016        18.298079         18.246206       1,677,478.4277

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS



The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:



o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).



Effective as of April 28, 2014:



o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).



Effective as of May 1, 2016:



o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/


     Wellington Core Equity Opportunities Portfolio (Class B); and



o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western


     Asset Management Strategic Bond Opportunities Portfolio (Class E).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio (Class B)*
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)* (formerly MetLife Balanced        current income and growth of capital, with a
 Plus Portfolio)                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B) (formerly MetLife Small Cap
 Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B) (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B) (formerly Met/Eaton
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B) (formerly Met/    seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)# (formerly Met/          appreciation and growth of income.
 Templeton International Bond Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio (Class B)*              Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)* (formerly MetLife Balanced        Subadviser: Overlay Portion: Pacific
 Plus Portfolio)                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Small Cap        Subadvisers: Delaware Investments Fund
 Value Portfolio)                             Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B) (formerly Met/    Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Met/Eaton      Subadviser: Eaton Vance Management
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B) (formerly Met/    Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)# (formerly Met/          Subadviser: Franklin Advisers, Inc.
 Templeton International Bond Portfolio)
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Pyramis(R) Government Income Portfolio       Seeks a high level of current income,
 (Class B)*                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio            Seeks total return.
 (Class B)*
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)




             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Goldman Sachs Mid Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Pyramis(R) Government Income Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio            Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)


            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B) (formerly Met/Artisan
 Mid Cap Value Portfolio)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity        appreciation and current income.
 Opportunities Portfolio)
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)* (formerly Barclays Aggregate     Bloomberg Barclays U.S. Aggregate Bond
 Bond Index Portfolio)                       Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G) (formerly MSCI EAFE(R) Index      EAFE(R) Index.
 Portfolio)
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G) (formerly Russell 2000(R) Index   2000(R) Index.
 Portfolio)
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)# (formerly Van Eck      income as a secondary consideration.
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Baillie Gifford International Stock         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Met/Artisan   Subadviser: Artisan Partners Limited
 Mid Cap Value Portfolio)                    Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity        Company LLP
 Opportunities Portfolio)
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)* (formerly Barclays Aggregate     Subadviser: MetLife Investment Advisors,
 Bond Index Portfolio)                       LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G) (formerly MSCI EAFE(R) Index      Subadviser: MetLife Investment Advisors,
 Portfolio)                                  LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G) (formerly Russell 2000(R) Index   Subadviser: MetLife Investment Advisors,
 Portfolio)                                  LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)# (formerly Van Eck      Subadviser: Van Eck Associates Corporation
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus II or GMIB Plus I riders, the annual increase rate is 6% instead of 5%. See "Living
Benefits -- Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]







(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male,age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth.The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]








(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)




[GRAPHIC APPEARS HERE]







  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus III


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken.Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







      *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus III


Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]







(7) Required Minimum Distribution Examples -- GMIB Plus III



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9)of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000.On the second contract anniversary, the annual increase rate is the greater of:



     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2017 ($6,000)or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);



   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.



  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August
        2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)



  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be

      $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------



  Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



      No Withdrawals
      --------------



  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      This page intentionally left blank.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





D. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.

G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
$7350     $7,350        $100,000     $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit riders. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2016              $100,000
   B    Account Value                                  9/1/2017              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2017           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2018              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2018              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2018              $  9,000
   G    Percentage Reduction in Account                9/2/2018                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2018              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2018           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2018              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2016              $100,000
   B    Account Value                                       9/1/2017              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2017           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2018              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2018              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2018              $  9,000
   G    Percentage Reduction in Account                     9/2/2018                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2018              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2018           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2018              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2016             $100,000
    B    Account Value                           9/1/2017 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2017             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2017             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2017          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2018 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2018             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2018          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2018             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2018             $  9,000
    G    Percentage Reduction in Account                 9/2/2018                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2018             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2018          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2018          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2018             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with the EDB Max I rider or certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See "Death Benefit -- Optional Death Benefit -- EDB Max I" and "Death
Benefit -- Description of Enhanced Death Benefit I.") Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



 (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);



 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.



     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------



If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)



     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------



If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



     (iv) No Withdrawals
          --------------



If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                         BRIGHTHOUSE SEPARATE ACCOUNT A



                                      AND



                       BRIGHTHOUSE LIFE INSURANCE COMPANY



                                   SERIES VA
              (OFFERED BETWEEN MARCH 22, 2001 AND OCTOBER 7, 2011)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2017, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2017.


SAI-0517USAVA
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   13
  FINANCIAL STATEMENTS.....................................   97

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse

Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account A) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.



CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:





                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $568,161,672              $0
  2015            $568,720,128              $0
  2014            $463,545,565              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,322.* The amount of commissions paid to selected selling firms during 2016 ranged from $4,059 to $44,666,849. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $7,831 to $66,151,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investments Group, Inc.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.

Citizens Securities

Commonwealth Financial Network

Community America Financial Solutions, LLC
CUNA Brokerage Services

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.

First Heartland Capital, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates

Merrill Lynch, Inc.

MetLife Securities, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC

PFS Investments Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation

Signator Financial Services, Inc.

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services, Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:

 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998466           9.736046              0.0000
01/01/2012 to 12/31/2012          9.736046          10.568199          2,966.0704
01/01/2013 to 12/31/2013         10.568199          11.582847          4,255.7708
01/01/2014 to 12/31/2014         11.582847          12.261112         23,954.4873
01/01/2015 to 12/31/2015         12.261112          12.160685         23,733.5584
01/01/2016 to 12/31/2016         12.160685          12.422836         21,517.3167
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408              0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852              0.0000
01/01/2016 to 12/31/2016          1.015852           1.021713              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008465           7.011667        168,302.6125
01/01/2009 to 12/31/2009          7.011667           8.941853        156,496.7400
01/01/2010 to 12/31/2010          8.941853           9.889880        145,642.6089
01/01/2011 to 12/31/2011          9.889880           9.545193        133,974.4187
01/01/2012 to 12/31/2012          9.545193          10.685140        130,759.6912
01/01/2013 to 12/31/2013         10.685140          12.489271        103,262.5607
01/01/2014 to 12/31/2014         12.489271          13.060633        114,250.3689
01/01/2015 to 12/31/2015         13.060633          12.788193        120,797.1599
01/01/2016 to 12/31/2016         12.788193          13.595256         91,385.7852
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998466           6.359814        175,652.7475
01/01/2009 to 12/31/2009          6.359814           8.406163        182,580.0700
01/01/2010 to 12/31/2010          8.406163           9.407014        163,719.2002
01/01/2011 to 12/31/2011          9.407014           8.837455        126,542.8520
01/01/2012 to 12/31/2012          8.837455          10.122028        104,164.0297
01/01/2013 to 12/31/2013         10.122028          12.487463        100,266.1260
01/01/2014 to 12/31/2014         12.487463          13.100436         69,631.5662
01/01/2015 to 12/31/2015         13.100436          12.820674         80,528.7913
01/01/2016 to 12/31/2016         12.820674          13.775033         63,650.3372
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988466           5.759683         25,776.7827
01/01/2009 to 12/31/2009          5.759683           7.888359         47,705.1900
01/01/2010 to 12/31/2010          7.888359           9.204295         56,790.3822
01/01/2011 to 12/31/2011          9.204295           8.658934         47,940.4422
01/01/2012 to 12/31/2012          8.658934          10.024592         38,624.4864
01/01/2013 to 12/31/2013         10.024592          12.829618         25,956.6169
01/01/2014 to 12/31/2014         12.829618          13.686586         32,982.7954
01/01/2015 to 12/31/2015         13.686586          14.372409         35,413.4331
01/01/2016 to 12/31/2016         14.372409          15.462206         32,512.4752
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018465           7.685380         12,866.2192
01/01/2009 to 12/31/2009          7.685380           9.351642         21,018.2900
01/01/2010 to 12/31/2010          9.351642          10.135248         17,651.1770
01/01/2011 to 12/31/2011         10.135248          10.013751         21,368.4094
01/01/2012 to 12/31/2012         10.013751          10.944060         18,851.8496
01/01/2013 to 12/31/2013         10.944060          12.251046         12,665.4949
01/01/2014 to 12/31/2014         12.251046          12.816991          7,911.3922
01/01/2015 to 12/31/2015         12.816991          12.547047         12,305.1973
01/01/2016 to 12/31/2016         12.547047          13.240317         12,548.8606
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011         10.344469          10.605240              0.0000
01/01/2012 to 12/31/2012         10.605240          11.560958         58,439.3661
01/01/2013 to 12/31/2013         11.560958          11.013615         44,903.5825
01/01/2014 to 12/31/2014         11.013615          11.294663        103,073.1765
01/01/2015 to 12/31/2015         11.294663          10.071399        101,233.1140
01/01/2016 to 12/31/2016         10.071399          10.821342         95,642.5309
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998466           9.568536              0.0000
01/01/2012 to 12/31/2012          9.568536          10.297225          6,093.4415
01/01/2013 to 12/31/2013         10.297225          11.200807         11,970.4645
01/01/2014 to 12/31/2014         11.200807          11.698501         36,980.3189
01/01/2015 to 12/31/2015         11.698501          11.523323         39,389.7954
01/01/2016 to 12/31/2016         11.523323          11.866670         35,841.6719
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.813285          12.577648            689.0665
01/01/2009 to 12/31/2009         12.577648          18.188601         40,377.8800
01/01/2010 to 12/31/2010         18.188601          20.764713         43,117.0518
01/01/2011 to 12/31/2011         20.764713          20.956683         28,865.6032
01/01/2012 to 12/31/2012         20.956683          24.082343         34,118.7704
01/01/2013 to 12/31/2013         24.082343          25.963982         22,841.5238
01/01/2014 to 12/31/2014         25.963982          26.446703         17,218.6740
01/01/2015 to 12/31/2015         26.446703          25.023573         16,133.4228
01/01/2016 to 12/31/2016         25.023573          28.124895         18,336.0006
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.451786          16.301648         67,844.0339
01/01/2008 to 12/31/2008         16.301648           9.375546         63,943.7994
01/01/2009 to 12/31/2009          9.375546          12.456502         67,598.4100
01/01/2010 to 12/31/2010         12.456502          14.261852         66,711.2480
01/01/2011 to 12/31/2011         14.261852          13.278301         57,370.2930
01/01/2012 to 12/31/2012         13.278301          16.495575         50,677.5699
01/01/2013 to 12/31/2013         16.495575          16.842986         46,794.6783
01/01/2014 to 12/31/2014         16.842986          18.812389         41,948.0156
01/01/2015 to 12/31/2015         18.812389          18.290851         36,624.4270
01/01/2016 to 12/31/2016         18.290851          18.194191         35,541.1686
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.790114           7.855354       291,569.6083
01/01/2008 to 12/31/2008           7.855354           4.720908       267,410.2766
01/01/2009 to 12/31/2009           4.720908           6.189734       225,428.7000
01/01/2010 to 12/31/2010           6.189734           7.555612       205,898.7658
01/01/2011 to 12/31/2011           7.555612           7.692749       197,244.2055
01/01/2012 to 12/31/2012           7.692749           8.989117       174,862.8454
01/01/2013 to 12/31/2013           8.989117          12.906402       182,397.3402
01/01/2014 to 12/31/2014          12.906402          15.131470       204,780.7060
01/01/2015 to 12/31/2015          15.131470          14.318818       187,638.3090
01/01/2016 to 12/31/2016          14.318818          14.498235       175,307.1866
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         151.198798         155.491489           312.4880
01/01/2011 to 12/31/2011         155.491489         141.764919           326.0287
01/01/2012 to 12/31/2012         141.764919         171.257403         1,295.8721
01/01/2013 to 12/31/2013         171.257403         217.489397           348.2639
01/01/2014 to 04/25/2014         217.489397         226.473177             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          11.167932          10.361388        22,079.2475
01/01/2008 to 12/31/2008          10.361388           4.636803        24,069.9392
01/01/2009 to 12/31/2009           4.636803           6.308458        16,698.6100
01/01/2010 to 12/31/2010           6.308458           6.677074        17,290.1885
01/01/2011 to 04/29/2011           6.677074           7.099800             0.0000
--------------------------       ----------         ----------       ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          15.157506          15.408438        90,103.0206
01/01/2008 to 12/31/2008          15.408438           9.712362        68,319.1456
01/01/2009 to 12/31/2009           9.712362          12.671078        59,084.5900
01/01/2010 to 12/31/2010          12.671078          15.522834        51,747.1634
01/01/2011 to 12/31/2011          15.522834          14.344111        45,282.0553
01/01/2012 to 12/31/2012          14.344111          16.706235        42,725.2151
01/01/2013 to 12/31/2013          16.706235          21.852881        33,921.2551
01/01/2014 to 12/31/2014          21.852881          24.399781        33,331.3748
01/01/2015 to 12/31/2015          24.399781          21.866545        27,978.5892
01/01/2016 to 12/31/2016          21.866545          24.405211        25,477.3248
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.997636          19.497553       320,997.3809
01/01/2008 to 12/31/2008          19.497553          11.365303       233,904.2366
01/01/2009 to 12/31/2009          11.365303          17.378314       209,300.9900
01/01/2010 to 12/31/2010          17.378314          19.950688       182,672.4619
01/01/2011 to 12/31/2011          19.950688          16.869197       171,647.2610
01/01/2012 to 12/31/2012          16.869197          21.499286       138,362.2769
01/01/2013 to 12/31/2013          21.499286          27.664415       125,805.2529
01/01/2014 to 12/31/2014          27.664415          25.700308       113,243.8319
01/01/2015 to 12/31/2015          25.700308          24.196994       103,886.9004
01/01/2016 to 12/31/2016          24.196994          25.811840        97,223.8460
--------------------------       ----------         ----------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010713           1.047990       789,586.7627
01/01/2013 to 12/31/2013           1.047990           1.052652       452,429.1158
01/01/2014 to 12/31/2014           1.052652           1.095947       379,360.8757
01/01/2015 to 12/31/2015           1.095947           1.035267       368,156.6765
01/01/2016 to 12/31/2016           1.035267           1.140487       334,156.7420
--------------------------       ----------         ----------       ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.989012          11.526833         25,340.3839
01/01/2008 to 12/31/2008         11.526833           7.284283         11,385.4961
01/01/2009 to 12/31/2009          7.284283           9.091671         34,120.6100
01/01/2010 to 12/31/2010          9.091671          10.297003         34,952.5915
01/01/2011 to 12/31/2011         10.297003          10.003552         72,274.5994
01/01/2012 to 12/31/2012         10.003552          11.682023         74,859.0068
01/01/2013 to 12/31/2013         11.682023          15.596276         77,129.6532
01/01/2014 to 12/31/2014         15.596276          16.811629         57,671.7716
01/01/2015 to 12/31/2015         16.811629          15.588040         52,806.0533
01/01/2016 to 12/31/2016         15.588040          18.030259         44,952.3249
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         25.410560          16.742026            879.7831
01/01/2009 to 12/31/2009         16.742026          20.889916          8,092.4300
01/01/2010 to 12/31/2010         20.889916          25.858287          7,334.2336
01/01/2011 to 12/31/2011         25.858287          24.556513          5,319.0375
01/01/2012 to 12/31/2012         24.556513          27.772107          2,538.8333
01/01/2013 to 12/31/2013         27.772107          35.685485          2,290.1113
01/01/2014 to 12/31/2014         35.685485          38.582772            764.0336
01/01/2015 to 12/31/2015         38.582772          34.629296          4,893.5255
01/01/2016 to 12/31/2016         34.629296          39.442229          4,764.7491
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.638413          16.031837        289,705.8337
01/01/2008 to 12/31/2008         16.031837           9.685902        209,060.3770
01/01/2009 to 12/31/2009          9.685902          12.781463        201,736.3100
01/01/2010 to 12/31/2010         12.781463          15.903943        164,093.1790
01/01/2011 to 12/31/2011         15.903943          15.513737        134,434.2939
01/01/2012 to 12/31/2012         15.513737          18.085742        119,287.9974
01/01/2013 to 12/31/2013         18.085742          24.999529        108,101.1684
01/01/2014 to 12/31/2014         24.999529          26.602162         90,535.0402
01/01/2015 to 12/31/2015         26.602162          25.783820         81,176.4881
01/01/2016 to 12/31/2016         25.783820          28.332665         77,208.1549
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.233089          10.685407         39,589.3420
01/01/2014 to 12/31/2014         10.685407          11.073389         41,208.9007
01/01/2015 to 12/31/2015         11.073389          10.972178         31,548.5300
01/01/2016 to 12/31/2016         10.972178          11.060906         34,672.1648
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038464           8.952370          6,126.3691
01/01/2009 to 12/31/2009          8.952370           9.898027         34,266.5900
01/01/2010 to 12/31/2010          9.898027          10.355895         49,686.3257
01/01/2011 to 12/31/2011         10.355895          10.803464         48,760.5133
01/01/2012 to 12/31/2012         10.803464          11.176171         51,046.7989
01/01/2013 to 04/26/2013         11.176171          11.147420              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036         48,121.8155
01/01/2013 to 12/31/2013          1.050036           1.149200        159,480.5329
01/01/2014 to 12/31/2014          1.149200           1.212274        160,085.4927
01/01/2015 to 12/31/2015          1.212274           1.206111        203,593.4066
01/01/2016 to 12/31/2016          1.206111           1.223869        181,769.8500
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.339483          13.034716         28,249.7110
01/01/2008 to 12/31/2008         13.034716           7.806924         42,082.6901
01/01/2009 to 12/31/2009          7.806924          10.840694         22,821.0200
01/01/2010 to 12/31/2010         10.840694          13.043247         25,251.9039
01/01/2011 to 12/31/2011         13.043247          12.671555         31,019.4233
01/01/2012 to 12/31/2012         12.671555          14.610029         38,882.7625
01/01/2013 to 12/31/2013         14.610029          16.874573         35,494.2997
01/01/2014 to 12/31/2014         16.874573          17.216912         31,233.4152
01/01/2015 to 12/31/2015         17.216912          17.185990         33,467.5514
01/01/2016 to 12/31/2016         17.185990          17.756649         31,839.2583
--------------------------       ---------          ---------         -----------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.478532          14.115716         70,637.4919
01/01/2008 to 12/31/2008         14.115716           6.189533         75,779.1426
01/01/2009 to 12/31/2009          6.189533          10.311678         98,198.8200
01/01/2010 to 12/31/2010         10.311678          12.573888        102,181.0830
01/01/2011 to 12/31/2011         12.573888          10.080204         91,042.1454
01/01/2012 to 12/31/2012         10.080204          11.817517         75,797.2920
01/01/2013 to 12/31/2013         11.817517          11.072761         80,057.3297
01/01/2014 to 12/31/2014         11.072761          10.206795         81,188.6559
01/01/2015 to 12/31/2015         10.206795           8.674616         76,403.7731
01/01/2016 to 12/31/2016          8.674616           9.537906         68,995.8590
--------------------------       ---------          ---------        ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.998082          10.222713         16,614.4282
01/01/2011 to 12/31/2011         10.222713          10.283298          9,498.3626
01/01/2012 to 12/31/2012         10.283298          10.882908         15,267.5223
01/01/2013 to 12/31/2013         10.882908          11.143289         36,728.4301
01/01/2014 to 12/31/2014         11.143289          11.069251         16,721.2079
01/01/2015 to 12/31/2015         11.069251          10.824215         16,481.7041
01/01/2016 to 12/31/2016         10.824215          11.663058         22,143.6928
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988083           9.767007          8,426.9290
01/01/2012 to 12/31/2012          9.767007          10.054067         14,211.5637
01/01/2013 to 12/31/2013         10.054067          10.029369          2,186.2304
01/01/2014 to 12/31/2014         10.029369           9.994549          4,307.2924
01/01/2015 to 12/31/2015          9.994549           9.794250         12,020.0115
01/01/2016 to 12/31/2016          9.794250           9.960714          9,354.0363
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998466          10.897166              0.0000
01/01/2010 to 12/31/2010         10.897166          12.200953              0.0000
01/01/2011 to 12/31/2011         12.200953          11.991877              0.0000
01/01/2012 to 12/31/2012         11.991877          13.513736              0.0000
01/01/2013 to 12/31/2013         13.513736          13.464108              0.0000
01/01/2014 to 12/31/2014         13.464108          13.428355              0.0000
01/01/2015 to 12/31/2015         13.428355          12.690835              0.0000
01/01/2016 to 12/31/2016         12.690835          12.623854              0.0000
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.042619          13.231586        745,104.5513
01/01/2008 to 12/31/2008         13.231586           7.722094        485,912.7337
01/01/2009 to 12/31/2009          7.722094          10.100668        464,850.1300
01/01/2010 to 12/31/2010         10.100668          11.603880        378,331.9602
01/01/2011 to 12/31/2011         11.603880          10.781962        332,804.2004
01/01/2012 to 12/31/2012         10.781962          12.411214        293,506.3123
01/01/2013 to 12/31/2013         12.411214          15.849987        349,195.1218
01/01/2014 to 12/31/2014         15.849987          16.424966        331,816.0748
01/01/2015 to 12/31/2015         16.424966          15.871355        318,101.5145
01/01/2016 to 12/31/2016         15.871355          17.055870        304,702.8187
--------------------------       ---------          ---------        ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998466           9.383458              0.0000
01/01/2012 to 12/31/2012          9.383458          10.465180        114,083.5487
01/01/2013 to 12/31/2013         10.465180          11.801777        135,818.3168
01/01/2014 to 12/31/2014         11.801777          12.760543        118,687.5931
01/01/2015 to 12/31/2015         12.760543          12.068797        138,015.9067
01/01/2016 to 12/31/2016         12.068797          12.896529        129,274.9505
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006              0.0000
01/01/2014 to 12/31/2014          1.129006           1.216413          3,668.5859
01/01/2015 to 12/31/2015          1.216413           1.184966         97,998.8333
01/01/2016 to 12/31/2016          1.184966           1.219455         85,526.2655
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.194563          17.398251        305,625.0510
01/01/2008 to 12/31/2008         17.398251          12.039391        223,884.5737
01/01/2009 to 12/31/2009         12.039391          15.012256        223,638.1300
01/01/2010 to 12/31/2010         15.012256          17.749214        192,725.2707
01/01/2011 to 12/31/2011         17.749214          15.930335        165,754.0638
01/01/2012 to 12/31/2012         15.930335          18.533118        145,601.3908
01/01/2013 to 12/31/2013         18.533118          24.205448        123,674.4616
01/01/2014 to 12/31/2014         24.205448          24.278381        111,083.4355
01/01/2015 to 12/31/2015         24.278381          22.646009         94,143.4432
01/01/2016 to 12/31/2016         22.646009          29.310941         89,624.0335
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.033618          17.910797        381,250.9783
01/01/2008 to 12/31/2008         17.910797          10.178881        305,485.2667
01/01/2009 to 12/31/2009         10.178881          13.205770        280,922.8500
01/01/2010 to 12/31/2010         13.205770          14.507410        233,592.4157
01/01/2011 to 12/31/2011         14.507410          12.773327        183,543.6897
01/01/2012 to 12/31/2012         12.773327          14.699189        159,141.7500
01/01/2013 to 12/31/2013         14.699189          17.286187        133,184.1111
01/01/2014 to 12/31/2014         17.286187          15.861249        121,418.7052
01/01/2015 to 12/31/2015         15.861249          15.363294        111,764.0210
01/01/2016 to 12/31/2016         15.363294          15.017093        107,478.2790
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588              0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260              0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          2,526.2689
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.102944          12.129906        338,950.7205
01/01/2008 to 12/31/2008         12.129906          11.136801        262,804.9419
01/01/2009 to 12/31/2009         11.136801          12.964097        243,944.2900
01/01/2010 to 12/31/2010         12.964097          13.776063        239,388.5045
01/01/2011 to 12/31/2011         13.776063          15.098543        205,133.1937
01/01/2012 to 12/31/2012         15.098543          16.247044        191,116.1249
01/01/2013 to 12/31/2013         16.247044          14.535178        125,303.6947
01/01/2014 to 12/31/2014         14.535178          14.747780        105,077.4647
01/01/2015 to 12/31/2015         14.747780          14.090470         95,654.2608
01/01/2016 to 12/31/2016         14.090470          14.587073         85,635.0945
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.564918          13.326509        799,550.3875
01/01/2008 to 12/31/2008         13.326509          13.194597        654,679.4430
01/01/2009 to 12/31/2009         13.194597          15.356937        617,714.5800
01/01/2010 to 12/31/2010         15.356937          16.380770        559,013.0734
01/01/2011 to 12/31/2011         16.380770          16.665641        471,596.4723
01/01/2012 to 12/31/2012         16.665641          17.956240        416,457.9454
01/01/2013 to 12/31/2013         17.956240          17.367454        354,465.5809
01/01/2014 to 12/31/2014         17.367454          17.843899        314,776.8134
01/01/2015 to 12/31/2015         17.843899          17.596714        286,669.4075
01/01/2016 to 12/31/2016         17.596714          17.804916        253,607.8411
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998466          10.755453              0.0000
01/01/2012 to 12/31/2012         10.755453          10.939129              0.0000
01/01/2013 to 12/31/2013         10.939129          10.299529              0.0000
01/01/2014 to 12/31/2014         10.299529          10.923814              0.0000
01/01/2015 to 12/31/2015         10.923814          10.818275          2,616.1726
01/01/2016 to 12/31/2016         10.818275          10.808400          4,286.8815
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216095          10.753200              0.0000
01/01/2014 to 12/31/2014         10.753200          11.519972              0.0000
01/01/2015 to 12/31/2015         11.519972          11.217665          1,376.0683
01/01/2016 to 12/31/2016         11.217665          11.566774          1,286.8910
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149         95,981.7723
01/01/2013 to 12/31/2013          1.068149           1.159797        161,709.9037
01/01/2014 to 12/31/2014          1.159797           1.232184        184,973.2625
01/01/2015 to 12/31/2015          1.232184           1.204372        184,652.6894
01/01/2016 to 12/31/2016          1.204372           1.254766        178,164.2430
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.405270           8.571201              0.0000
01/01/2009 to 12/31/2009          8.571201          10.555519        174,986.9100
01/01/2010 to 12/31/2010         10.555519          11.682751        204,244.2645
01/01/2011 to 12/31/2011         11.682751          11.642906        223,466.3921
01/01/2012 to 12/31/2012         11.642906          12.954905        199,954.3369
01/01/2013 to 12/31/2013         12.954905          14.426778        144,733.5990
01/01/2014 to 12/31/2014         14.426778          15.053018        146,832.9167
01/01/2015 to 12/31/2015         15.053018          14.552333        122,931.5990
01/01/2016 to 12/31/2016         14.552333          15.180036         86,117.8922
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.782527           7.858087              0.0000
01/01/2009 to 12/31/2009          7.858087          10.003688         14,403.8800
01/01/2010 to 12/31/2010         10.003688          11.260907          4,809.5585
01/01/2011 to 12/31/2011         11.260907          10.868245         68,007.8776
01/01/2012 to 12/31/2012         10.868245          12.327324         70,045.1957
01/01/2013 to 12/31/2013         12.327324          14.352831         98,892.6448
01/01/2014 to 12/31/2014         14.352831          14.914593         56,063.1896
01/01/2015 to 12/31/2015         14.914593          14.367352         66,815.2345
01/01/2016 to 12/31/2016         14.367352          15.142268        101,474.5793
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.676303          57.963907        261,732.5402
01/01/2008 to 12/31/2008         57.963907          36.390485        223,836.1365
01/01/2009 to 12/31/2009         36.390485          42.484860        205,449.8400
01/01/2010 to 12/31/2010         42.484860          49.024477        167,520.4507
01/01/2011 to 12/31/2011         49.024477          46.405570        144,312.1092
01/01/2012 to 12/31/2012         46.405570          53.983597        127,229.7518
01/01/2013 to 12/31/2013         53.983597          71.213135        111,700.3891
01/01/2014 to 12/31/2014         71.213135          79.549130        108,986.6656
01/01/2015 to 12/31/2015         79.549130          75.630276         86,312.6819
01/01/2016 to 12/31/2016         75.630276          86.469568         77,654.6645
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.420410           9.767155        562,310.3382
01/01/2008 to 12/31/2008          9.767155           5.802712        414,861.4785
01/01/2009 to 12/31/2009          5.802712           8.323983        402,268.4100
01/01/2010 to 12/31/2010          8.323983          10.480662        330,145.8076
01/01/2011 to 12/31/2011         10.480662          10.164966        273,928.9496
01/01/2012 to 12/31/2012         10.164966          11.394364        246,017.1858
01/01/2013 to 12/31/2013         11.394364          15.345991        226,058.1313
01/01/2014 to 12/31/2014         15.345991          17.065785        202,142.5423
01/01/2015 to 12/31/2015         17.065785          17.951590        178,553.4027
01/01/2016 to 12/31/2016         17.951590          18.802330        169,734.5480
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          9.155952          10.047710         18,135.5656
01/01/2014 to 12/31/2014         10.047710           9.576765         16,676.0949
01/01/2015 to 12/31/2015          9.576765           9.238689         17,510.1019
01/01/2016 to 12/31/2016          9.238689           9.570382         12,866.5357
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088462           6.054941          9,507.2047
01/01/2009 to 12/31/2009          6.054941           8.511771         40,440.4700
01/01/2010 to 12/31/2010          8.511771           8.972039         60,199.2159
01/01/2011 to 12/31/2011          8.972039           7.583656         36,519.7534
01/01/2012 to 12/31/2012          7.583656           8.781971         26,521.2837
01/01/2013 to 04/26/2013          8.781971           9.108137              0.0000
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.416992          14.922931          5,161.0000
01/01/2010 to 12/31/2010         14.922931          15.547001         12,658.3565
01/01/2011 to 12/31/2011         15.547001          16.427651         23,343.2457
01/01/2012 to 12/31/2012         16.427651          16.778460         18,524.8586
01/01/2013 to 12/31/2013         16.778460          16.119922         11,392.9923
01/01/2014 to 12/31/2014         16.119922          16.763690         12,666.1161
01/01/2015 to 12/31/2015         16.763690          16.521318         10,906.6014
01/01/2016 to 12/31/2016         16.521318          16.631549          5,840.7151
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.379339          10.726990          326,599.4613
01/01/2008 to 12/31/2008         10.726990          10.852384          542,115.5178
01/01/2009 to 12/31/2009         10.852384          10.728603          264,634.1400
01/01/2010 to 12/31/2010         10.728603          10.579444          195,416.8670
01/01/2011 to 12/31/2011         10.579444          10.432759          168,258.2579
01/01/2012 to 12/31/2012         10.432759          10.286924          174,613.8049
01/01/2013 to 12/31/2013         10.286924          10.143906          153,920.9138
01/01/2014 to 12/31/2014         10.143906          10.002876          150,312.5042
01/01/2015 to 12/31/2015         10.002876           9.863807          106,327.0631
01/01/2016 to 12/31/2016          9.863807           9.737579           99,390.1904
--------------------------       ---------          ---------          ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.021444          17.907061           24,369.4344
01/01/2014 to 12/31/2014         17.907061          19.578596           17,420.3780
01/01/2015 to 12/31/2015         19.578596          19.809184           14,983.8690
01/01/2016 to 12/31/2016         19.809184          20.541278           14,539.4079
--------------------------       ---------          ---------          ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.767461          15.629122           64,668.2067
01/01/2008 to 12/31/2008         15.629122           7.967778           46,722.4657
01/01/2009 to 12/31/2009          7.967778          11.562776           45,291.4700
01/01/2010 to 12/31/2010         11.562776          14.499290           38,462.2475
01/01/2011 to 12/31/2011         14.499290          13.230706           36,150.2258
01/01/2012 to 12/31/2012         13.230706          13.831133           25,421.5601
01/01/2013 to 04/26/2013         13.831133          14.924427                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.862235          13.028539          251,039.9769
01/01/2008 to 12/31/2008         13.028539           8.151742          207,767.4871
01/01/2009 to 12/31/2009          8.151742          11.218662          244,745.2700
01/01/2010 to 12/31/2010         11.218662          12.314380          186,265.3396
01/01/2011 to 12/31/2011         12.314380          12.170454          173,376.2254
01/01/2012 to 12/31/2012         12.170454          13.867318          428,060.8822
01/01/2013 to 12/31/2013         13.867318          18.697531          351,298.5541
01/01/2014 to 12/31/2014         18.697531          20.049645          306,472.0180
01/01/2015 to 12/31/2015         20.049645          21.854672          266,815.7936
01/01/2016 to 12/31/2016         21.854672          21.522863          245,629.5983
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565560           9.983869            3,700.8992
01/01/2008 to 12/31/2008          9.983869           5.728987            7,164.1327
01/01/2009 to 12/31/2009          5.728987           6.962871            8,560.3200
01/01/2010 to 12/31/2010          6.962871           7.922419            3,699.6687
01/01/2011 to 12/31/2011          7.922419           7.512522           16,715.8897
01/01/2012 to 12/31/2012          7.512522           8.346300           10,971.0930
01/01/2013 to 04/26/2013          8.346300           8.969483                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.157247          10.319460        1,123,712.0953
01/01/2008 to 12/31/2008         10.319460           5.500886          823,910.0234
01/01/2009 to 12/31/2009          5.500886           7.795018          703,354.5500
01/01/2010 to 12/31/2010          7.795018           8.408984          596,326.0216
01/01/2011 to 12/31/2011          8.408984           8.177831          495,237.1795
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.089623          16.574803          544,768.1865
01/01/2008 to 12/31/2008         16.574803           8.803766          441,853.9319
01/01/2009 to 12/31/2009          8.803766          12.257933          408,571.8400
01/01/2010 to 12/31/2010         12.257933          13.871731          349,363.3656
01/01/2011 to 12/31/2011         13.871731          14.567112          305,644.7932
01/01/2012 to 12/31/2012         14.567112          16.027083          272,643.6362
01/01/2013 to 12/31/2013         16.027083          21.574346          245,884.8686
01/01/2014 to 12/31/2014         21.574346          21.630529          226,482.9956
01/01/2015 to 12/31/2015         21.630529          19.268288          210,960.3525
01/01/2016 to 12/31/2016         19.268288          23.304410          199,566.6785
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065756          10.135898                0.0000
01/01/2009 to 12/31/2009         10.135898          14.264505              534.0200
01/01/2010 to 12/31/2010         14.264505          17.243796            6,749.4747
01/01/2011 to 12/31/2011         17.243796          14.240851            5,539.4936
01/01/2012 to 12/31/2012         14.240851          16.555969              783.2837
01/01/2013 to 12/31/2013         16.555969          20.832100            1,551.6527
01/01/2014 to 12/31/2014         20.832100          19.167239            2,656.8111
01/01/2015 to 12/31/2015         19.167239          19.988522            3,130.2726
01/01/2016 to 12/31/2016         19.988522          20.859055            4,693.1521
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.964653          23.374446            1,953.4687
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.397802          16.425177            3,942.7800
01/01/2010 to 12/31/2010         16.425177          18.777287            4,138.6802
01/01/2011 to 12/31/2011         18.777287          17.614620            7,249.6912
01/01/2012 to 12/31/2012         17.614620          19.170865            1,379.0575
01/01/2013 to 12/31/2013         19.170865          25.088677              969.4814
01/01/2014 to 12/31/2014         25.088677          27.444340              773.9544
01/01/2015 to 12/31/2015         27.444340          26.994968              702.0076
01/01/2016 to 04/29/2016         26.994968          27.163552                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.599039          15.032974        1,009,913.5395
01/01/2008 to 12/31/2008         15.032974           8.974351          785,525.9906
01/01/2009 to 12/31/2009          8.974351          11.666208          714,058.7700
01/01/2010 to 12/31/2010         11.666208          12.863512          605,970.8934
01/01/2011 to 12/31/2011         12.863512          12.154912          502,810.1085
01/01/2012 to 12/31/2012         12.154912          13.507356          422,996.9193
01/01/2013 to 12/31/2013         13.507356          17.785459          366,082.9897
01/01/2014 to 12/31/2014         17.785459          19.370331          325,153.0584
01/01/2015 to 12/31/2015         19.370331          19.533971          284,922.6002
01/01/2016 to 12/31/2016         19.533971          20.640095          254,434.4290
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.947997          14.224312           19,853.6798
01/01/2015 to 12/31/2015         14.224312          13.944426            7,653.8790
01/01/2016 to 12/31/2016         13.944426          14.373477           14,559.2081
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.552711          14.959931          921,518.2661
01/01/2015 to 12/31/2015         14.959931          14.593613          742,727.9496
01/01/2016 to 12/31/2016         14.593613          15.266804          664,200.8164
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.159705          11.655090          517,011.3947
01/01/2008 to 12/31/2008         11.655090           9.119270          580,092.4236
01/01/2009 to 12/31/2009          9.119270          11.052490          376,828.8200
01/01/2010 to 12/31/2010         11.052490          12.087115          423,293.3190
01/01/2011 to 12/31/2011         12.087115          12.131028          375,792.3355
01/01/2012 to 12/31/2012         12.131028          13.266703          317,214.5440
01/01/2013 to 12/31/2013         13.266703          14.270071          248,832.9188
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.605616          12.153713        1,364,352.6728
01/01/2008 to 12/31/2008         12.153713           8.817939        1,228,152.6124
01/01/2009 to 12/31/2009          8.817939          10.963654        1,117,729.4900
01/01/2010 to 12/31/2010         10.963654          12.151831        1,153,936.8220
01/01/2011 to 12/31/2011         12.151831          11.969236        1,077,508.7918
01/01/2012 to 12/31/2012         11.969236          13.264763          870,044.5610
01/01/2013 to 12/31/2013         13.264763          14.941129          773,253.1402
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.965675          15.501026        1,604,203.9787
01/01/2015 to 12/31/2015         15.501026          15.091729        1,468,792.3444
01/01/2016 to 12/31/2016         15.091729          15.939318        1,305,076.8417
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.126242          12.540561        3,403,431.2772
01/01/2008 to 12/31/2008         12.540561           8.416529        3,061,405.9363
01/01/2009 to 12/31/2009          8.416529          10.651271        2,835,790.3000
01/01/2010 to 12/31/2010         10.651271          11.930159        2,478,992.7864
01/01/2011 to 12/31/2011         11.930159          11.564314        2,009,737.7091
01/01/2012 to 12/31/2012         11.564314          12.991262        1,770,400.8781
01/01/2013 to 12/31/2013         12.991262          15.298349        1,648,606.0723
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.938744          15.562407        1,220,438.7629
01/01/2015 to 12/31/2015         15.562407          15.085754        1,195,089.3940
01/01/2016 to 12/31/2016         15.085754          16.087043        1,117,748.7947
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.785659          13.199806        2,570,950.8382
01/01/2008 to 12/31/2008         13.199806           8.086995        1,991,168.1685
01/01/2009 to 12/31/2009          8.086995          10.374777        1,908,032.2400
01/01/2010 to 12/31/2010         10.374777          11.815290        1,743,452.8082
01/01/2011 to 12/31/2011         11.815290          11.200053        1,537,801.8362
01/01/2012 to 12/31/2012         11.200053          12.779627        1,397,394.5481
01/01/2013 to 12/31/2013         12.779627          15.867726        1,365,786.0125
01/01/2014 to 04/25/2014         15.867726          15.803613                0.0000
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           7.033638         73,472.7138
01/01/2009 to 12/31/2009          7.033638           8.916144         74,100.2300
01/01/2010 to 12/31/2010          8.916144           9.675478         68,290.5677
01/01/2011 to 12/31/2011          9.675478           9.373272         55,104.0626
01/01/2012 to 12/31/2012          9.373272          10.732527         55,265.9667
01/01/2013 to 04/26/2013         10.732527          11.554139              0.0000
--------------------------       ---------          ---------         -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.080797          13.811986          2,578.3200
01/01/2010 to 12/31/2010         13.811986          17.150152         15,818.0010
01/01/2011 to 12/31/2011         17.150152          16.533463          9,087.9265
01/01/2012 to 12/31/2012         16.533463          19.117308          5,837.5941
01/01/2013 to 12/31/2013         19.117308          25.026044         18,905.0613
01/01/2014 to 12/31/2014         25.026044          26.951547         20,001.8113
01/01/2015 to 12/31/2015         26.951547          25.865258         19,828.9877
01/01/2016 to 12/31/2016         25.865258          30.627897         28,442.7855
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.289654          13.755791        575,088.9353
01/01/2008 to 12/31/2008         13.755791           8.510045        512,009.3130
01/01/2009 to 12/31/2009          8.510045          10.566923        485,273.7000
01/01/2010 to 12/31/2010         10.566923          11.929994        384,194.6058
01/01/2011 to 12/31/2011         11.929994          11.956856        340,637.2106
01/01/2012 to 12/31/2012         11.956856          13.608796        358,687.7248
01/01/2013 to 12/31/2013         13.608796          17.673489        358,164.8500
01/01/2014 to 12/31/2014         17.673489          19.710608        323,350.5246
01/01/2015 to 12/31/2015         19.710608          19.614100        306,329.6351
01/01/2016 to 12/31/2016         19.614100          21.542970        302,149.4374
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.823667          12.646785         12,616.8274
01/01/2014 to 12/31/2014         12.646785          13.788140         12,263.5880
01/01/2015 to 12/31/2015         13.788140          13.546890         18,429.0428
01/01/2016 to 12/31/2016         13.546890          15.241514         43,485.7015
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.600141          4,462.4937
01/01/2009 to 12/31/2009          6.600141           8.127948         31,723.8000
01/01/2010 to 12/31/2010          8.127948           8.898507         16,482.7198
01/01/2011 to 12/31/2011          8.898507           8.727061         11,317.9343
01/01/2012 to 12/31/2012          8.727061           9.802627          9,970.8387
01/01/2013 to 04/26/2013          9.802627          10.737897              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.228298          11.891988              0.0000
01/01/2010 to 12/31/2010         11.891988          12.637230              0.0000
01/01/2011 to 12/31/2011         12.637230          10.885092            691.3337
01/01/2012 to 12/31/2012         10.885092          12.658483            688.7271
01/01/2013 to 12/31/2013         12.658483          15.158408          3,590.1273
01/01/2014 to 12/31/2014         15.158408          14.001393          9,817.1507
01/01/2015 to 12/31/2015         14.001393          13.625755         13,766.9942
01/01/2016 to 12/31/2016         13.625755          13.566478         13,778.3898
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.506136          20.612424         64,425.6091
01/01/2014 to 12/31/2014         20.612424          20.264784         56,661.0511
01/01/2015 to 12/31/2015         20.264784          20.058982         53,040.2069
01/01/2016 to 12/31/2016         20.058982          23.418531         48,050.3330
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.348558          15.683126        159,350.9153
01/01/2008 to 12/31/2008         15.683126           9.541425        132,437.6064
01/01/2009 to 12/31/2009          9.541425          12.867595        124,360.0300
01/01/2010 to 12/31/2010         12.867595          15.589341         96,981.7002
01/01/2011 to 12/31/2011         15.589341          14.561957         84,718.5518
01/01/2012 to 12/31/2012         14.561957          15.117416         71,263.1588
01/01/2013 to 04/26/2013         15.117416          16.391440              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.439470          14.080159            263.8000
01/01/2010 to 12/31/2010         14.080159          17.570302            184.2157
01/01/2011 to 12/31/2011         17.570302          16.576659          2,315.4918
01/01/2012 to 12/31/2012         16.576659          18.951311          5,041.8503
01/01/2013 to 12/31/2013         18.951311          25.811950          9,059.1452
01/01/2014 to 12/31/2014         25.811950          26.657041         16,313.2090
01/01/2015 to 12/31/2015         26.657041          25.093970         18,934.5043
01/01/2016 to 12/31/2016         25.093970          29.923138         18,812.6090
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          7.146042           9.023143        112,544.7512
01/01/2014 to 12/31/2014          9.023143           9.683004        114,347.0423
01/01/2015 to 12/31/2015          9.683004          10.552172        119,031.4808
01/01/2016 to 12/31/2016         10.552172          10.564857        133,183.9677
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.936039           6.401365        210,182.4942
01/01/2008 to 12/31/2008          6.401365           3.506238        171,030.5593
01/01/2009 to 12/31/2009          3.506238           5.496567        172,837.4700
01/01/2010 to 12/31/2010          5.496567           6.921055        154,783.5524
01/01/2011 to 12/31/2011          6.921055           6.149678        135,065.6297
01/01/2012 to 12/31/2012          6.149678           6.798564        125,996.4505
01/01/2013 to 04/26/2013          6.798564           7.109403              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.627576          14.787114              0.0000
01/01/2010 to 12/31/2010         14.787114          18.813900              0.0000
01/01/2011 to 12/31/2011         18.813900          15.459213              0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178              0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069              0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772              0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939              0.0000
01/01/2016 to 12/31/2016          9.063939          12.847424              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.991483          31.107718         93,679.4255
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.503458          19.439891           375,324.0130
01/01/2008 to 12/31/2008      19.439891          15.602834           308,942.6012
01/01/2009 to 12/31/2009      15.602834          21.043810           278,779.9400
01/01/2010 to 12/31/2010      21.043810          23.441889           235,615.2209
01/01/2011 to 12/31/2011      23.441889          24.147479           205,596.0056
01/01/2012 to 12/31/2012      24.147479          26.892804           169,750.4486
01/01/2013 to 12/31/2013      26.892804          28.634885           140,025.5780
01/01/2014 to 12/31/2014      28.634885          29.600344           126,417.5387
01/01/2015 to 12/31/2015      29.600344          28.554137           109,743.6710
01/01/2016 to 04/29/2016      28.554137          29.421994                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      30.603854          31.770682            13,968.9830
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      23.790141          24.988740             6,376.2557
01/01/2011 to 12/31/2011      24.988740          25.494157            10,831.3749
01/01/2012 to 12/31/2012      25.494157          28.017476            19,931.9175
01/01/2013 to 12/31/2013      28.017476          28.017763            16,469.9322
01/01/2014 to 12/31/2014      28.017763          28.855668            19,074.9113
01/01/2015 to 12/31/2015      28.855668          28.039819            20,206.4678
01/01/2016 to 04/29/2016      28.039819          28.735129                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      16.177236          16.594510             6,590.1017
01/01/2008 to 12/31/2008      16.594510          16.276104            31,928.8261
01/01/2009 to 12/31/2009      16.276104          16.704705            22,352.6500
01/01/2010 to 12/31/2010      16.704705          17.377242            17,783.0360
01/01/2011 to 12/31/2011      17.377242          18.038617            33,497.5619
01/01/2012 to 12/31/2012      18.038617          18.328610            21,355.0319
01/01/2013 to 12/31/2013      18.328610          17.910177            15,523.4642
01/01/2014 to 12/31/2014      17.910177          18.111555            12,980.7939
01/01/2015 to 12/31/2015      18.111555          17.914594             9,734.4859
01/01/2016 to 12/31/2016      17.914594          17.845951             8,970.0597

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.208984          10.550465        4,143,140.6040
01/01/2013 to 12/31/2013         10.550465          11.551854        4,696,321.6097
01/01/2014 to 12/31/2014         11.551854          12.216082        4,723,509.1592
01/01/2015 to 12/31/2015         12.216082          12.103911        4,882,209.1538
01/01/2016 to 12/31/2016         12.103911          12.352480        4,721,784.9845
--------------------------       ---------          ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690          320,504.1718
01/01/2015 to 12/31/2015          1.039690           1.014136        1,360,153.6564
01/01/2016 to 12/31/2016          1.014136           1.018967        1,497,790.0869
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008356           7.006834        1,509,911.5777
01/01/2009 to 12/31/2009          7.006834           8.926760        3,948,957.8400
01/01/2010 to 12/31/2010          8.926760           9.863326        6,726,642.1875
01/01/2011 to 12/31/2011          9.863326           9.510068        7,848,678.9738
01/01/2012 to 12/31/2012          9.510068          10.635126        7,869,259.0006
01/01/2013 to 12/31/2013         10.635126          12.418392        7,610,814.1950
01/01/2014 to 12/31/2014         12.418392          12.973529        7,624,828.5316
01/01/2015 to 12/31/2015         12.973529          12.690204        7,349,163.3843
01/01/2016 to 12/31/2016         12.690204          13.477601        6,946,224.6082
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998356           6.355426        2,150,457.0625
01/01/2009 to 12/31/2009          6.355426           8.391968        3,713,103.0500
01/01/2010 to 12/31/2010          8.391968           9.381751        4,421,357.0271
01/01/2011 to 12/31/2011          9.381751           8.804928        4,765,404.4829
01/01/2012 to 12/31/2012          8.804928          10.074643        4,712,993.3911
01/01/2013 to 12/31/2013         10.074643          12.416587        4,728,836.3127
01/01/2014 to 12/31/2014         12.416587          13.013058        5,130,971.9541
01/01/2015 to 12/31/2015         13.013058          12.722429        5,061,340.3916
01/01/2016 to 12/31/2016         12.722429          13.655813        4,914,177.9887
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988357           5.755706          149,391.1819
01/01/2009 to 12/31/2009          5.755706           7.875033          762,964.2700
01/01/2010 to 12/31/2010          7.875033           9.179570        1,271,911.6519
01/01/2011 to 12/31/2011          9.179570           8.627058        1,691,565.0984
01/01/2012 to 12/31/2012          8.627058           9.977656        1,423,737.5622
01/01/2013 to 12/31/2013          9.977656          12.756792        1,694,245.0337
01/01/2014 to 12/31/2014         12.756792          13.595291        2,176,664.8310
01/01/2015 to 12/31/2015         13.595291          14.262268        2,631,698.3359
01/01/2016 to 12/31/2016         14.262268          15.328379        2,822,401.7316
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018355           7.680087          999,541.6309
01/01/2009 to 12/31/2009          7.680087           9.335863        2,406,302.0200
01/01/2010 to 12/31/2010          9.335863          10.108040        4,045,450.3279
01/01/2011 to 12/31/2011         10.108040           9.976909        5,160,993.1005
01/01/2012 to 12/31/2012          9.976909          10.892841        5,029,709.1826
01/01/2013 to 12/31/2013         10.892841          12.181525        4,680,572.8982
01/01/2014 to 12/31/2014         12.181525          12.731520        4,639,647.3970
01/01/2015 to 12/31/2015         12.731520          12.450914        4,275,977.9263
01/01/2016 to 12/31/2016         12.450914          13.125741        3,974,729.3902
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.141882          11.541250       4,877,247.5486
01/01/2013 to 12/31/2013          11.541250          10.983847       4,931,878.5941
01/01/2014 to 12/31/2014          10.983847          11.252874       4,663,851.5129
01/01/2015 to 12/31/2015          11.252874          10.024096       4,437,913.2396
01/01/2016 to 12/31/2016          10.024096          10.759754       4,154,316.8081
--------------------------        ---------          ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.964181          10.279944       8,608,247.4439
01/01/2013 to 12/31/2013          10.279944          11.170834       9,566,370.7772
01/01/2014 to 12/31/2014          11.170834          11.655534       9,347,817.0068
01/01/2015 to 12/31/2015          11.655534          11.469519       9,198,154.8138
01/01/2016 to 12/31/2016          11.469519          11.799458       8,676,137.9046
--------------------------        ---------          ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.618242          12.423319          11,145.0575
01/01/2009 to 12/31/2009          12.423319          17.947491         147,763.8300
01/01/2010 to 12/31/2010          17.947491          20.468988         259,025.3440
01/01/2011 to 12/31/2011          20.468988          20.637627         266,936.7725
01/01/2012 to 12/31/2012          20.637627          23.691878         425,421.9648
01/01/2013 to 12/31/2013          23.691878          25.517482         550,674.6322
01/01/2014 to 12/31/2014          25.517482          25.965923         548,544.7489
01/01/2015 to 12/31/2015          25.965923          24.544095         577,493.2192
01/01/2016 to 12/31/2016          24.544095          27.558429         571,202.9498
--------------------------        ---------          ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.400065          16.241955         287,939.8016
01/01/2008 to 12/31/2008          16.241955           9.331819         278,864.3473
01/01/2009 to 12/31/2009           9.331819          12.386008         313,018.5900
01/01/2010 to 12/31/2010          12.386008          14.166987         333,307.3833
01/01/2011 to 12/31/2011          14.166987          13.176814         397,161.2049
01/01/2012 to 12/31/2012          13.176814          16.353057         396,461.5184
01/01/2013 to 12/31/2013          16.353057          16.680772         475,407.9900
01/01/2014 to 12/31/2014          16.680772          18.612590       2,462,248.0313
01/01/2015 to 12/31/2015          18.612590          18.078496       2,263,389.6494
01/01/2016 to 12/31/2016          18.078496          17.964995       2,088,879.1488
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.761627           7.818763         768,397.8206
01/01/2008 to 12/31/2008           7.818763           4.694194         652,050.7012
01/01/2009 to 12/31/2009           4.694194           6.148555         626,880.5400
01/01/2010 to 12/31/2010           6.148555           7.497853         677,490.9975
01/01/2011 to 12/31/2011           7.497853           7.626325       2,140,375.6815
01/01/2012 to 12/31/2012           7.626325           8.902546       1,982,488.0006
01/01/2013 to 12/31/2013           8.902546          12.769341       1,906,017.3686
01/01/2014 to 12/31/2014          12.769341          14.955819       2,030,750.0718
01/01/2015 to 12/31/2015          14.955819          14.138445       1,974,137.3057
01/01/2016 to 12/31/2016          14.138445          14.301289       1,796,796.3767
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         147.003346         151.076737           4,079.7711
01/01/2011 to 12/31/2011         151.076737         137.602439           8,742.5243
01/01/2012 to 12/31/2012         137.602439         166.062051          12,342.6378
01/01/2013 to 12/31/2013         166.062051         210.680814          16,504.3448
01/01/2014 to 04/25/2014         210.680814         219.314268               0.0000
--------------------------       ----------         ----------       --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.154963          10.338948           343,368.8306
01/01/2008 to 12/31/2008         10.338948           4.622100         1,172,425.6819
01/01/2009 to 12/31/2009          4.622100           6.282167         1,548,555.4900
01/01/2010 to 12/31/2010          6.282167           6.642605         1,716,221.8393
01/01/2011 to 04/29/2011          6.642605           7.060846                 0.0000
--------------------------       ---------          ---------         --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.117186          15.352009           420,766.6302
01/01/2008 to 12/31/2008         15.352009           9.667069           345,652.1080
01/01/2009 to 12/31/2009          9.667069          12.599381           314,821.2700
01/01/2010 to 12/31/2010         12.599381          15.419594           343,001.0723
01/01/2011 to 12/31/2011         15.419594          14.234488           384,796.8779
01/01/2012 to 12/31/2012         14.234488          16.561905           331,719.5053
01/01/2013 to 12/31/2013         16.561905          21.642446           348,674.3134
01/01/2014 to 12/31/2014         21.642446          24.140666           341,438.6840
01/01/2015 to 12/31/2015         24.140666          21.612689           298,752.3075
01/01/2016 to 12/31/2016         21.612689          24.097775           280,089.3352
--------------------------       ---------          ---------         --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.924541          19.406759         1,029,661.8912
01/01/2008 to 12/31/2008         19.406759          11.301010           830,200.2483
01/01/2009 to 12/31/2009         11.301010          17.262728           846,155.5900
01/01/2010 to 12/31/2010         17.262728          19.798205           913,908.6119
01/01/2011 to 12/31/2011         19.798205          16.723543           992,602.0566
01/01/2012 to 12/31/2012         16.723543          21.292247           951,824.8678
01/01/2013 to 12/31/2013         21.292247          27.370640         1,076,194.8016
01/01/2014 to 12/31/2014         27.370640          25.401962         1,188,485.7214
01/01/2015 to 12/31/2015         25.401962          23.892177         1,214,070.6206
01/01/2016 to 12/31/2016         23.892177          25.461206         1,192,814.2005
--------------------------       ---------          ---------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        11,179,133.2077
01/01/2013 to 12/31/2013          1.047269           1.050877        15,942,058.8987
01/01/2014 to 12/31/2014          1.050877           1.093005        15,348,463.1943
01/01/2015 to 12/31/2015          1.093005           1.031456        16,234,279.9822
01/01/2016 to 12/31/2016          1.031456           1.135152        17,068,136.9940
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.969030          11.496053           185,588.1520
01/01/2008 to 12/31/2008         11.496053           7.257528           209,152.8423
01/01/2009 to 12/31/2009          7.257528           9.050430         2,906,668.4200
01/01/2010 to 12/31/2010          9.050430          10.242106         3,428,373.7229
01/01/2011 to 12/31/2011         10.242106           9.942277         3,869,390.2064
01/01/2012 to 12/31/2012          9.942277          11.607402         3,894,963.3888
01/01/2013 to 12/31/2013         11.607402          15.481667         4,014,908.3476
01/01/2014 to 12/31/2014         15.481667          16.671405        10,442,672.8652
01/01/2015 to 12/31/2015         16.671405          15.442562        10,071,740.8040
01/01/2016 to 12/31/2016         15.442562          17.844135         9,326,322.7030
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.916874          16.405609             8,032.7341
01/01/2009 to 12/31/2009         16.405609          20.449682            45,422.6200
01/01/2010 to 12/31/2010         20.449682          25.288078            91,338.6787
01/01/2011 to 12/31/2011         25.288078          23.991042           123,548.8744
01/01/2012 to 12/31/2012         23.991042          27.105328            98,523.2956
01/01/2013 to 12/31/2013         27.105328          34.793920            98,606.7854
01/01/2014 to 12/31/2014         34.793920          37.581217           867,713.3207
01/01/2015 to 12/31/2015         37.581217          33.696628           900,188.7671
01/01/2016 to 12/31/2016         33.696628          38.341567           927,117.4706
--------------------------       ---------          ---------           ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.584886          15.957165           712,915.0942
01/01/2008 to 12/31/2008         15.957165           9.631096           686,333.4262
01/01/2009 to 12/31/2009          9.631096          12.696435           725,972.8200
01/01/2010 to 12/31/2010         12.696435          15.782371           733,793.5089
01/01/2011 to 12/31/2011         15.782371          15.379785         1,022,953.0961
01/01/2012 to 12/31/2012         15.379785          17.911571         1,116,176.2466
01/01/2013 to 12/31/2013         17.911571          24.734051         1,132,081.2091
01/01/2014 to 12/31/2014         24.734051          26.293351         1,096,516.4814
01/01/2015 to 12/31/2015         26.293351          25.459025         1,138,086.9728
01/01/2016 to 12/31/2016         25.459025          27.947803         1,129,583.2454
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.176886          10.624777           638,353.9626
01/01/2014 to 12/31/2014         10.624777          10.999554           718,310.1793
01/01/2015 to 12/31/2015         10.999554          10.888122           745,951.9139
01/01/2016 to 12/31/2016         10.888122          10.965199           805,840.0600
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038355           8.946214            45,033.1854
01/01/2009 to 12/31/2009          8.946214           9.881337           274,060.2000
01/01/2010 to 12/31/2010          9.881337          10.328102           637,822.7477
01/01/2011 to 12/31/2011         10.328102          10.763731           650,574.6668
01/01/2012 to 12/31/2012         10.763731          11.123879           626,913.3565
01/01/2013 to 04/26/2013         11.123879          11.095140                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314         5,979,899.4609
01/01/2013 to 12/31/2013          1.049314           1.147262        12,285,465.7740
01/01/2014 to 12/31/2014          1.147262           1.209021        15,099,035.4709
01/01/2015 to 12/31/2015          1.209021           1.201671        16,777,004.4545
01/01/2016 to 12/31/2016          1.201671           1.218145        16,380,643.8087
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.332542          13.012885           129,039.2612
01/01/2008 to 12/31/2008         13.012885           7.786017           208,532.8940
01/01/2009 to 12/31/2009          7.786017          10.800864           201,839.5700
01/01/2010 to 12/31/2010         10.800864          12.982352           317,025.5771
01/01/2011 to 12/31/2011         12.982352          12.599813           417,320.8888
01/01/2012 to 12/31/2012         12.599813          14.512719           384,412.7379
01/01/2013 to 12/31/2013         14.512719          16.745433           377,474.5358
01/01/2014 to 12/31/2014         16.745433          17.068072           353,059.2359
01/01/2015 to 12/31/2015         17.068072          17.020383           340,639.7804
01/01/2016 to 12/31/2016         17.020383          17.567967           327,020.3188
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.471493          14.092068           222,274.4968
01/01/2008 to 12/31/2008         14.092068           6.172943           573,951.4555
01/01/2009 to 12/31/2009          6.172943          10.273766         1,124,457.4500
01/01/2010 to 12/31/2010         10.273766          12.515157         1,824,961.8202
01/01/2011 to 12/31/2011         12.515157          10.023099         2,738,699.0357
01/01/2012 to 12/31/2012         10.023099          11.738767         3,276,569.2968
01/01/2013 to 12/31/2013         11.738767          10.987975         3,911,801.6936
01/01/2014 to 12/31/2014         10.987975          10.118507         4,235,651.7440
01/01/2015 to 12/31/2015         10.118507           8.590973         4,558,591.6078
01/01/2016 to 12/31/2016          8.590973           9.436499         4,289,804.7797
--------------------------       ---------          ---------         --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997945          10.215799            28,549.9084
01/01/2011 to 12/31/2011         10.215799          10.266097            94,478.1244
01/01/2012 to 12/31/2012         10.266097          10.853788           139,113.1928
01/01/2013 to 12/31/2013         10.853788          11.102365           193,833.3681
01/01/2014 to 12/31/2014         11.102365          11.017574           159,529.8394
01/01/2015 to 12/31/2015         11.017574          10.762911           163,092.6154
01/01/2016 to 12/31/2016         10.762911          11.585414           178,575.1065
--------------------------       ---------          ---------         --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987946           9.760397            31,575.8370
01/01/2012 to 12/31/2012          9.760397          10.037167           139,513.3781
01/01/2013 to 12/31/2013         10.037167          10.002501           223,748.8814
01/01/2014 to 12/31/2014         10.002501           9.957810           299,393.1543
01/01/2015 to 12/31/2015          9.957810           9.748493           366,505.4134
01/01/2016 to 12/31/2016          9.748493           9.904269           294,018.0424
--------------------------       ---------          ---------         --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998356          10.889857            20,503.4300
01/01/2010 to 12/31/2010         10.889857          12.180591           100,798.6054
01/01/2011 to 12/31/2011         12.180591          11.959925           117,515.7498
01/01/2012 to 12/31/2012         11.959925          13.464188           118,897.8323
01/01/2013 to 12/31/2013         13.464188          13.401332           105,992.1039
01/01/2014 to 12/31/2014         13.401332          13.352382            99,131.0154
01/01/2015 to 12/31/2015         13.352382          12.606413            80,138.8699
01/01/2016 to 12/31/2016         12.606413          12.527342            77,009.4471
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.014582          13.189874         3,303,842.0630
01/01/2008 to 12/31/2008         13.189874           7.690011         3,046,313.8093
01/01/2009 to 12/31/2009          7.690011          10.048645         3,041,105.0500
01/01/2010 to 12/31/2010         10.048645          11.532589         2,626,105.7128
01/01/2011 to 12/31/2011         11.532589          10.705026         2,695,716.4640
01/01/2012 to 12/31/2012         10.705026          12.310273         2,384,867.8748
01/01/2013 to 12/31/2013         12.310273          15.705375         2,113,520.3964
01/01/2014 to 12/31/2014         15.705375          16.258835         1,906,052.4416
01/01/2015 to 12/31/2015         16.258835          15.695113         1,823,764.1609
01/01/2016 to 12/31/2016         15.695113          16.849617         1,756,052.0864
--------------------------       ---------          ---------         --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.991105          10.447619         9,741,869.1952
01/01/2013 to 12/31/2013         10.447619          11.770200        11,539,883.2003
01/01/2014 to 12/31/2014         11.770200          12.713680        11,970,248.2312
01/01/2015 to 12/31/2015         12.713680          12.012451        12,133,173.9911
01/01/2016 to 12/31/2016         12.012451          12.823491        12,262,532.8953
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695        2,767,886.7539
01/01/2014 to 12/31/2014          1.127695           1.213787        5,443,645.5920
01/01/2015 to 12/31/2015          1.213787           1.181225        8,185,034.1867
01/01/2016 to 12/31/2016          1.181225           1.214390        9,392,618.5197
--------------------------        --------           --------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.128055          17.317227        1,108,343.4965
01/01/2008 to 12/31/2008         17.317227          11.971285          937,217.2225
01/01/2009 to 12/31/2009         11.971285          14.912405          926,217.7600
01/01/2010 to 12/31/2010         14.912405          17.613554          932,436.2940
01/01/2011 to 12/31/2011         17.613554          15.792798          916,113.9580
01/01/2012 to 12/31/2012         15.792798          18.354655          769,354.2937
01/01/2013 to 12/31/2013         18.354655          23.948419          692,956.4398
01/01/2014 to 12/31/2014         23.948419          23.996560          612,629.8606
01/01/2015 to 12/31/2015         23.996560          22.360751          545,752.6454
01/01/2016 to 12/31/2016         22.360751          28.912816          467,686.9697
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.975005          17.827392          981,756.7932
01/01/2008 to 12/31/2008         17.827392          10.121297        1,102,778.8241
01/01/2009 to 12/31/2009         10.121297          13.117935        1,248,072.5200
01/01/2010 to 12/31/2010         13.117935          14.396532        1,361,449.3782
01/01/2011 to 12/31/2011         14.396532          12.663042        1,432,480.6677
01/01/2012 to 12/31/2012         12.663042          14.557637        1,455,475.4558
01/01/2013 to 12/31/2013         14.557637          17.102618        1,409,196.6028
01/01/2014 to 12/31/2014         17.102618          15.677116        1,391,178.8766
01/01/2015 to 12/31/2015         15.677116          15.169757        1,334,744.0749
01/01/2016 to 12/31/2016         15.169757          14.813093        1,299,387.2582
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873          100,744.5348
01/01/2015 to 12/31/2015          1.034873           0.963629          300,906.4935
01/01/2016 to 12/31/2016          0.963629           1.054874        1,123,505.4480
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.062326          12.073393        1,176,094.6040
01/01/2008 to 12/31/2008         12.073393          11.073801          940,077.9847
01/01/2009 to 12/31/2009         11.073801          12.877885        1,253,694.6600
01/01/2010 to 12/31/2010         12.877885          13.670777        1,531,963.2254
01/01/2011 to 12/31/2011         13.670777          14.968220        1,670,858.7386
01/01/2012 to 12/31/2012         14.968220          16.090627        1,683,055.4807
01/01/2013 to 12/31/2013         16.090627          14.380845        1,522,064.6068
01/01/2014 to 12/31/2014         14.380845          14.576603        1,409,480.9273
01/01/2015 to 12/31/2015         14.576603          13.912994        1,300,742.5196
01/01/2016 to 12/31/2016         13.912994          14.388946        1,214,626.7226
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.518956          13.264424          987,878.3809
01/01/2008 to 12/31/2008         13.264424          13.119967        1,056,182.8372
01/01/2009 to 12/31/2009         13.119967          15.254824        1,792,974.4900
01/01/2010 to 12/31/2010         15.254824          16.255590        3,120,938.4598
01/01/2011 to 12/31/2011         16.255590          16.521798        3,497,551.3544
01/01/2012 to 12/31/2012         16.521798          17.783373        3,543,211.0029
01/01/2013 to 12/31/2013         17.783373          17.183060        3,301,338.7560
01/01/2014 to 12/31/2014         17.183060          17.636801        2,887,716.9711
01/01/2015 to 12/31/2015         17.636801          17.375096        2,630,623.1647
01/01/2016 to 12/31/2016         17.375096          17.563105        2,460,841.8890
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777        1,926,522.8965
01/01/2013 to 12/31/2013         10.920777          10.271969        1,740,910.0574
01/01/2014 to 12/31/2014         10.271969          10.883696        1,512,791.0218
01/01/2015 to 12/31/2015         10.883696          10.767769        1,556,280.2212
01/01/2016 to 12/31/2016         10.767769          10.747188        1,414,409.4117
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215816          10.745663           42,784.4198
01/01/2014 to 12/31/2014         10.745663          11.500391          153,643.6899
01/01/2015 to 12/31/2015         11.500391          11.187401          344,509.9482
01/01/2016 to 12/31/2016         11.187401          11.524039          500,471.2511
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415        3,415,814.9261
01/01/2013 to 12/31/2013          1.067415           1.157842        6,080,219.0090
01/01/2014 to 12/31/2014          1.157842           1.228877        7,468,473.1303
01/01/2015 to 12/31/2015          1.228877           1.199939        8,379,633.2743
01/01/2016 to 12/31/2016          1.199939           1.248899        8,758,486.1690
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.379115           8.543334              610.7628
01/01/2009 to 12/31/2009          8.543334          10.510685          818,025.6200
01/01/2010 to 12/31/2010         10.510685          11.621510        2,337,571.1162
01/01/2011 to 12/31/2011         11.621510          11.570323        3,393,241.9882
01/01/2012 to 12/31/2012         11.570323          12.861209        3,572,476.2807
01/01/2013 to 12/31/2013         12.861209          14.308123        3,469,083.5182
01/01/2014 to 12/31/2014         14.308123          14.914289        2,988,276.6663
01/01/2015 to 12/31/2015         14.914289          14.403802        2,735,881.7152
01/01/2016 to 12/31/2016         14.403802          15.010083        2,555,732.9007
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.758305           7.832534                0.0000
01/01/2009 to 12/31/2009          7.832534           9.961190          326,053.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          501,311.5060
01/01/2011 to 12/31/2011         11.201872          10.800482        1,051,101.0110
01/01/2012 to 12/31/2012         10.800482          12.238157        1,185,045.7070
01/01/2013 to 12/31/2013         12.238157          14.234775        1,172,791.3656
01/01/2014 to 12/31/2014         14.234775          14.777130        1,050,745.5564
01/01/2015 to 12/31/2015         14.777130          14.220698          994,802.3611
01/01/2016 to 12/31/2016         14.220698          14.972728          990,427.3199
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.469091          57.693957          507,883.6488
01/01/2008 to 12/31/2008         57.693957          36.184576          428,208.4418
01/01/2009 to 12/31/2009         36.184576          42.202212          402,058.2500
01/01/2010 to 12/31/2010         42.202212          48.649688          380,569.3515
01/01/2011 to 12/31/2011         48.649688          46.004846          363,012.0915
01/01/2012 to 12/31/2012         46.004846          53.463670          328,338.3094
01/01/2013 to 12/31/2013         53.463670          70.456816          301,263.1875
01/01/2014 to 12/31/2014         70.456816          78.625612          275,761.8652
01/01/2015 to 12/31/2015         78.625612          74.677507          250,240.4821
01/01/2016 to 12/31/2016         74.677507          85.294928          231,307.0311
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.389616           9.721661        1,271,289.4453
01/01/2008 to 12/31/2008          9.721661           5.769878        1,167,754.4522
01/01/2009 to 12/31/2009          5.769878           8.268610        1,354,095.0000
01/01/2010 to 12/31/2010          8.268610          10.400548        1,428,454.9729
01/01/2011 to 12/31/2011         10.400548          10.077199        1,457,156.4083
01/01/2012 to 12/31/2012         10.077199          11.284630        1,326,286.8833
01/01/2013 to 12/31/2013         11.284630          15.183024        1,251,965.6171
01/01/2014 to 12/31/2014         15.183024          16.867677        1,082,027.8028
01/01/2015 to 12/31/2015         16.867677          17.725462        1,050,518.5119
01/01/2016 to 12/31/2016         17.725462          18.546927          920,306.6762
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.723832          13.953689          598,006.4459
01/01/2014 to 12/31/2014         13.953689          13.286366          589,341.3089
01/01/2015 to 12/31/2015         13.286366          12.804516          557,625.2440
01/01/2016 to 12/31/2016         12.804516          13.250976          515,432.8091
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088353           6.050764          107,329.0906
01/01/2009 to 12/31/2009          6.050764           8.497400          412,799.6800
01/01/2010 to 12/31/2010          8.497400           8.947948          694,871.7322
01/01/2011 to 12/31/2011          8.947948           7.555737          880,722.6892
01/01/2012 to 12/31/2012          7.555737           8.740852          842,983.1870
01/01/2013 to 04/26/2013          8.740852           9.062608                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.266548          14.757461           51,175.2300
01/01/2010 to 12/31/2010         14.757461          15.359246          137,930.7132
01/01/2011 to 12/31/2011         15.359246          16.213088          182,174.6407
01/01/2012 to 12/31/2012         16.213088          16.542675          207,424.4744
01/01/2013 to 12/31/2013         16.542675          15.877502          253,644.6950
01/01/2014 to 12/31/2014         15.877502          16.495086          333,175.1523
01/01/2015 to 12/31/2015         16.495086          16.240346          463,509.6236
01/01/2016 to 12/31/2016         16.240346          16.332361          450,301.5124
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.341366          10.677005          463,556.3497
01/01/2008 to 12/31/2008         10.677005          10.790988        1,001,709.3579
01/01/2009 to 12/31/2009         10.790988          10.657244        1,199,681.6900
01/01/2010 to 12/31/2010         10.657244          10.498571          792,749.6308
01/01/2011 to 12/31/2011         10.498571          10.342686        1,296,819.8048
01/01/2012 to 12/31/2012         10.342686          10.187859          975,287.3787
01/01/2013 to 12/31/2013         10.187859          10.036175        1,222,437.7857
01/01/2014 to 12/31/2014         10.036175           9.886750        1,184,405.7394
01/01/2015 to 12/31/2015          9.886750           9.739549        1,378,122.8726
01/01/2016 to 12/31/2016          9.739549           9.605299        1,255,060.2567
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.886776          17.734578          176,200.7611
01/01/2014 to 12/31/2014         17.734578          19.370628          153,433.0970
01/01/2015 to 12/31/2015         19.370628          19.579172          131,500.5586
01/01/2016 to 12/31/2016         19.579172          20.282471          122,097.6568
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.733479          15.571869          281,775.0479
01/01/2008 to 12/31/2008         15.571869           7.930605          268,466.9860
01/01/2009 to 12/31/2009          7.930605          11.497328          248,684.6000
01/01/2010 to 12/31/2010         11.497328          14.402830          264,211.7357
01/01/2011 to 12/31/2011         14.402830          13.129568          259,815.5024
01/01/2012 to 12/31/2012         13.129568          13.711608          218,963.2902
01/01/2013 to 04/26/2013         13.711608          14.790750                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.818868          12.967866          856,242.3937
01/01/2008 to 12/31/2008         12.967866           8.105624          932,834.4034
01/01/2009 to 12/31/2009          8.105624          11.144049          960,751.0700
01/01/2010 to 12/31/2010         11.144049          12.220261          944,079.1595
01/01/2011 to 12/31/2011         12.220261          12.065387          919,636.0423
01/01/2012 to 12/31/2012         12.065387          13.733793        1,922,764.7277
01/01/2013 to 12/31/2013         13.733793          18.498998        1,760,857.6136
01/01/2014 to 12/31/2014         18.498998          19.816928        1,530,805.1615
01/01/2015 to 12/31/2015         19.816928          21.579412        1,358,785.5452
01/01/2016 to 12/31/2016         21.579412          21.230540        1,208,203.0691
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565243           9.982197           31,728.5190
01/01/2008 to 12/31/2008          9.982197           5.722267           68,952.7518
01/01/2009 to 12/31/2009          5.722267           6.947752           75,393.2500
01/01/2010 to 12/31/2010          6.947752           7.897323          141,990.9510
01/01/2011 to 12/31/2011          7.897323           7.481251          180,010.2315
01/01/2012 to 12/31/2012          7.481251           8.303209          127,624.1853
01/01/2013 to 04/26/2013          8.303209           8.920338                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.123759          10.271393        2,041,909.8369
01/01/2008 to 12/31/2008         10.271393           5.469755        2,032,539.1654
01/01/2009 to 12/31/2009          5.469755           7.743159        1,892,876.1200
01/01/2010 to 12/31/2010          7.743159           8.344698        1,839,185.2455
01/01/2011 to 12/31/2011          8.344698           8.107217        1,754,395.1770
01/01/2012 to 04/27/2012          8.107217           9.117621                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.023482          16.497600          919,954.8595
01/01/2008 to 12/31/2008         16.497600           8.753944          838,383.1873
01/01/2009 to 12/31/2009          8.753944          12.176376          810,627.5000
01/01/2010 to 12/31/2010         12.176376          13.765675          750,895.1539
01/01/2011 to 12/31/2011         13.765675          14.441321          695,059.6423
01/01/2012 to 12/31/2012         14.441321          15.872717          685,842.3308
01/01/2013 to 12/31/2013         15.872717          21.345210          588,496.8510
01/01/2014 to 12/31/2014         21.345210          21.379396          531,693.5524
01/01/2015 to 12/31/2015         21.379396          19.025532          487,429.7939
01/01/2016 to 12/31/2016         19.025532          22.987809          453,682.1446
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065452          10.134178                 0.0000
01/01/2009 to 12/31/2009         10.134178          14.247829            32,074.1900
01/01/2010 to 12/31/2010         14.247829          17.206447            48,330.4830
01/01/2011 to 12/31/2011         17.206447          14.195811            69,113.7160
01/01/2012 to 12/31/2012         14.195811          16.487030            61,002.9790
01/01/2013 to 12/31/2013         16.487030          20.724638            56,777.1355
01/01/2014 to 12/31/2014         20.724638          19.049295            64,233.1507
01/01/2015 to 12/31/2015         19.049295          19.845665            78,545.3379
01/01/2016 to 12/31/2016         19.845665          20.689278            75,549.6758
--------------------------       ---------          ---------            -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.654521          23.043498           548,606.4010
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.194952          16.165833             5,324.5200
01/01/2010 to 12/31/2010         16.165833          18.462348            16,114.1189
01/01/2011 to 12/31/2011         18.462348          17.301901            35,569.8282
01/01/2012 to 12/31/2012         17.301901          18.811597            25,482.1602
01/01/2013 to 12/31/2013         18.811597          24.593916           115,487.0413
01/01/2014 to 12/31/2014         24.593916          26.876234           275,863.8431
01/01/2015 to 12/31/2015         26.876234          26.409734           379,610.0170
01/01/2016 to 04/29/2016         26.409734          26.565924                 0.0000
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.545670          14.962968         2,155,727.5537
01/01/2008 to 12/31/2008         14.962968           8.923576         1,900,488.2003
01/01/2009 to 12/31/2009          8.923576          11.588607         1,834,889.7100
01/01/2010 to 12/31/2010         11.588607          12.765184         1,842,817.4148
01/01/2011 to 12/31/2011         12.765184          12.049965         1,788,118.0130
01/01/2012 to 12/31/2012         12.049965          13.377280         1,693,989.2407
01/01/2013 to 12/31/2013         13.377280          17.596592         1,529,178.4311
01/01/2014 to 12/31/2014         17.596592          19.145478         1,322,988.2443
01/01/2015 to 12/31/2015         19.145478          19.287919         1,169,968.5308
01/01/2016 to 12/31/2016         19.287919          20.359742         1,034,132.9139
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.886487          14.152003            80,770.6272
01/01/2015 to 12/31/2015         14.152003          13.859669            82,477.6965
01/01/2016 to 12/31/2016         13.859669          14.271834           143,659.6704
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.249987          14.638826        11,525,979.2159
01/01/2015 to 12/31/2015         14.638826          14.266092        10,395,971.6014
01/01/2016 to 12/31/2016         14.266092          14.909258         9,384,649.0809
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.135709          11.618345         1,665,556.5249
01/01/2008 to 12/31/2008         11.618345           9.081397         3,086,366.5598
01/01/2009 to 12/31/2009          9.081397          10.995591         3,555,247.3600
01/01/2010 to 12/31/2010         10.995591          12.012878         4,425,031.5455
01/01/2011 to 12/31/2011         12.012878          12.044499         4,367,250.3225
01/01/2012 to 12/31/2012         12.044499          13.158840         4,323,830.8705
01/01/2013 to 12/31/2013         13.158840          14.139905         3,734,749.7108
01/01/2014 to 04/25/2014         14.139905          14.251744                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.580662          12.115397         5,335,534.1478
01/01/2008 to 12/31/2008         12.115397           8.781314         6,152,802.3731
01/01/2009 to 12/31/2009          8.781314          10.907208         7,435,411.3900
01/01/2010 to 12/31/2010         10.907208          12.077193         8,957,906.6892
01/01/2011 to 12/31/2011         12.077193          11.883856         9,594,037.3558
01/01/2012 to 12/31/2012         11.883856          13.156910         9,398,381.7862
01/01/2013 to 12/31/2013         13.156910          14.804837         8,877,128.5651
01/01/2014 to 04/25/2014         14.804837          14.865707                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.173438          15.705589        19,293,402.1062
01/01/2015 to 12/31/2015         15.705589          15.275602        17,895,339.6738
01/01/2016 to 12/31/2016         15.275602          16.117392        16,606,592.7845
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.100171          12.501027        19,359,187.5971
01/01/2008 to 12/31/2008         12.501027           8.381568        18,121,995.4518
01/01/2009 to 12/31/2009          8.381568          10.596426        19,448,590.6500
01/01/2010 to 12/31/2010         10.596426          11.856876        21,019,893.0441
01/01/2011 to 12/31/2011         11.856876          11.481813        21,668,906.2686
01/01/2012 to 12/31/2012         11.481813          12.885624        21,062,851.1846
01/01/2013 to 12/31/2013         12.885624          15.158788        20,249,981.2782
01/01/2014 to 04/25/2014         15.158788          15.175309                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.641492          16.283470        14,402,677.9627
01/01/2015 to 12/31/2015         16.283470          15.768948        13,404,357.5665
01/01/2016 to 12/31/2016         15.768948          16.798777        12,290,177.3407
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.758172          13.158195        19,602,856.3872
01/01/2008 to 12/31/2008         13.158195           8.053398        18,904,810.1465
01/01/2009 to 12/31/2009          8.053398          10.321347        18,420,990.1200
01/01/2010 to 12/31/2010         10.321347          11.742704        17,463,782.7026
01/01/2011 to 12/31/2011         11.742704          11.120139        16,443,185.0257
01/01/2012 to 12/31/2012         11.120139          12.675696        15,286,483.1960
01/01/2013 to 12/31/2013         12.675696          15.722958        15,451,827.7814
01/01/2014 to 04/25/2014         15.722958          15.654494                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           7.028791           862,124.2934
01/01/2009 to 12/31/2009          7.028791           8.901095         1,281,766.2500
01/01/2010 to 12/31/2010          8.901095           9.649500         1,510,476.3808
01/01/2011 to 12/31/2011          9.649500           9.338777         1,479,393.2897
01/01/2012 to 12/31/2012          9.338777          10.682288         1,430,316.9955
01/01/2013 to 04/26/2013         10.682288          11.496400                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.983256          13.681387            9,550.9800
01/01/2010 to 12/31/2010         13.681387          16.971030           46,596.7685
01/01/2011 to 12/31/2011         16.971030          16.344455           76,896.2280
01/01/2012 to 12/31/2012         16.344455          18.879777           77,606.2906
01/01/2013 to 12/31/2013         18.879777          24.690411           80,902.0922
01/01/2014 to 12/31/2014         24.690411          26.563509           84,465.6582
01/01/2015 to 12/31/2015         26.563509          25.467372           89,065.2410
01/01/2016 to 12/31/2016         25.467372          30.126619           99,299.3774
--------------------------       ---------          ---------           -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.241076          13.691738          788,994.3507
01/01/2008 to 12/31/2008         13.691738           8.461905          719,539.3286
01/01/2009 to 12/31/2009          8.461905          10.496644        1,087,522.7700
01/01/2010 to 12/31/2010         10.496644          11.838816          908,963.9546
01/01/2011 to 12/31/2011         11.838816          11.853637          841,634.7216
01/01/2012 to 12/31/2012         11.853637          13.477764          848,155.9945
01/01/2013 to 12/31/2013         13.477764          17.485837          778,522.6656
01/01/2014 to 12/31/2014         17.485837          19.481836          713,212.2884
01/01/2015 to 12/31/2015         19.481836          19.367068          724,952.1851
01/01/2016 to 12/31/2016         19.367068          21.250388          762,276.8104
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.619904          21.741561          376,839.8340
01/01/2014 to 12/31/2014         21.741561          23.680015          372,494.7319
01/01/2015 to 12/31/2015         23.680015          23.242429          357,198.9736
01/01/2016 to 12/31/2016         23.242429          26.123767          414,208.8633
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.595589           30,032.9140
01/01/2009 to 12/31/2009          6.595589           8.114223          221,587.1800
01/01/2010 to 12/31/2010          8.114223           8.874608          440,461.5658
01/01/2011 to 12/31/2011          8.874608           8.694938          503,583.5196
01/01/2012 to 12/31/2012          8.694938           9.756735          516,091.6081
01/01/2013 to 04/26/2013          9.756735          10.684230                0.0000
--------------------------       ---------          ---------        --------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.131939          11.760063           40,208.0000
01/01/2010 to 12/31/2010         11.760063          12.484561           65,363.0534
01/01/2011 to 12/31/2011         12.484561          10.742849           96,629.2895
01/01/2012 to 12/31/2012         10.742849          12.480517           91,676.0474
01/01/2013 to 12/31/2013         12.480517          14.930364          119,567.9829
01/01/2014 to 12/31/2014         14.930364          13.776962          113,787.2709
01/01/2015 to 12/31/2015         13.776962          13.393937          128,347.9682
01/01/2016 to 12/31/2016         13.393937          13.322337          141,393.7443
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.341845          20.393533          242,456.7848
01/01/2014 to 12/31/2014         20.393533          20.029536          224,695.2278
01/01/2015 to 12/31/2015         20.029536          19.806304          200,515.8726
01/01/2016 to 12/31/2016         19.806304          23.100428          174,927.3531
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.288783          15.610081          307,336.3229
01/01/2008 to 12/31/2008         15.610081           9.487441          283,438.2465
01/01/2009 to 12/31/2009          9.487441          12.782003          280,786.9500
01/01/2010 to 12/31/2010         12.782003          15.470184          310,192.4101
01/01/2011 to 12/31/2011         15.470184          14.436229          309,824.2060
01/01/2012 to 12/31/2012         14.436229          14.971828          277,635.0208
01/01/2013 to 04/26/2013         14.971828          16.228423                0.0000
--------------------------       ---------          ---------          ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.320010          13.923948           15,004.9700
01/01/2010 to 12/31/2010         13.923948          17.358023           54,915.1554
01/01/2011 to 12/31/2011         17.358023          16.360040           88,231.4898
01/01/2012 to 12/31/2012         16.360040          18.684873           98,407.3014
01/01/2013 to 12/31/2013         18.684873          25.423644          125,185.5899
01/01/2014 to 12/31/2014         25.423644          26.229772          129,407.8997
01/01/2015 to 12/31/2015         26.229772          24.667062          130,048.8780
01/01/2016 to 12/31/2016         24.667062          29.384687          127,059.6592
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         42.323640          53.405117          105,056.8554
01/01/2014 to 12/31/2014         53.405117          57.253340          111,003.5840
01/01/2015 to 12/31/2015         57.253340          62.330163          122,873.0538
01/01/2016 to 12/31/2016         62.330163          62.342717          115,666.1056
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007          4.917987           6.371552          821,833.3211
01/01/2008 to 12/31/2008          6.371552           3.486398          714,292.5361
01/01/2009 to 12/31/2009          3.486398           5.460004          746,302.3100
01/01/2010 to 12/31/2010          5.460004           6.868157          732,075.9598
01/01/2011 to 12/31/2011          6.868157           6.096585          706,668.3394
01/01/2012 to 12/31/2012          6.096585           6.733097          640,599.7806
01/01/2013 to 04/26/2013          6.733097           7.038704                0.0000
--------------------------       ---------          ---------          ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.621630          14.769812           29,562.7400
01/01/2010 to 12/31/2010         14.769812          18.773125           81,019.1381
01/01/2011 to 12/31/2011         18.773125          15.410303          119,203.2980
01/01/2012 to 12/31/2012         15.410303          15.571040          131,029.8800
01/01/2013 to 12/31/2013         15.571040          16.988928          120,011.1225
01/01/2014 to 12/31/2014         16.988928          13.585593          122,368.5975
01/01/2015 to 12/31/2015         13.585593           8.999092          161,672.3676
01/01/2016 to 12/31/2016          8.999092          12.742764          129,075.8382
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.353094          30.425394        1,271,712.0322
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.435781          19.349333             688,689.2732
01/01/2008 to 12/31/2008      19.349333          15.514573             572,738.3589
01/01/2009 to 12/31/2009      15.514573          20.903878             547,126.4200
01/01/2010 to 12/31/2010      20.903878          23.262748             514,252.2400
01/01/2011 to 12/31/2011      23.262748          23.939057             465,234.4326
01/01/2012 to 12/31/2012      23.939057          26.633903             451,706.7473
01/01/2013 to 12/31/2013      26.633903          28.330869             420,610.1704
01/01/2014 to 12/31/2014      28.330869          29.256807             389,646.8243
01/01/2015 to 12/31/2015      29.256807          28.194523             335,837.8328
01/01/2016 to 04/29/2016      28.194523          29.041900                   0.0000
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      29.952433          31.073820              68,318.9945
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.797967          12.384163              77,677.9539
01/01/2011 to 12/31/2011      12.384163          12.622049             151,918.7390
01/01/2012 to 12/31/2012      12.622049          13.857398             185,697.7354
01/01/2013 to 12/31/2013      13.857398          13.843687             190,254.1599
01/01/2014 to 12/31/2014      13.843687          14.243449             248,008.2883
01/01/2015 to 12/31/2015      14.243449          13.826900             217,203.8957
01/01/2016 to 04/29/2016      13.826900          14.165112                   0.0000
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.981559          16.377312             269,307.2655
01/01/2008 to 12/31/2008      16.377312          16.046974             536,344.0675
01/01/2009 to 12/31/2009      16.046974          16.453082             923,869.7500
01/01/2010 to 12/31/2010      16.453082          17.098382           1,416,325.5878
01/01/2011 to 12/31/2011      17.098382          17.731455           1,981,975.4953
01/01/2012 to 12/31/2012      17.731455          17.998404           2,258,609.0782
01/01/2013 to 12/31/2013      17.998404          17.569928           2,437,176.0147
01/01/2014 to 12/31/2014      17.569928          17.749720           2,438,869.7784
01/01/2015 to 12/31/2015      17.749720          17.539143           2,503,832.3545
01/01/2016 to 12/31/2016      17.539143          17.454474           2,291,473.6009

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998301           9.726205            43,132.4995
01/01/2012 to 12/31/2012          9.726205          10.541615           421,720.6020
01/01/2013 to 12/31/2013         10.541615          11.536399           790,457.9118
01/01/2014 to 12/31/2014         11.536399          12.193645         1,072,767.0974
01/01/2015 to 12/31/2015         12.193645          12.075643         1,098,692.1880
01/01/2016 to 12/31/2016         12.075643          12.317477         1,183,812.9722
--------------------------       ---------          ---------         --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332            39,154.7802
01/01/2015 to 12/31/2015          1.039332           1.013279           265,022.0694
01/01/2016 to 12/31/2016          1.013279           1.017598           130,253.8264
--------------------------       ---------          ---------         --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008301           7.004420         9,286,471.2884
01/01/2009 to 12/31/2009          7.004420           8.919228        15,007,484.7900
01/01/2010 to 12/31/2010          8.919228           9.850085        17,804,582.7630
01/01/2011 to 12/31/2011          9.850085           9.492567        18,939,432.7941
01/01/2012 to 12/31/2012          9.492567          10.610225        17,713,965.1303
01/01/2013 to 12/31/2013         10.610225          12.383129        16,998,445.1583
01/01/2014 to 12/31/2014         12.383129          12.930227        16,762,973.2046
01/01/2015 to 12/31/2015         12.930227          12.641528        15,609,811.5872
01/01/2016 to 12/31/2016         12.641528          13.419198        14,753,300.3516
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998301           6.353235        16,408,181.3342
01/01/2009 to 12/31/2009          6.353235           8.384885        21,262,237.3100
01/01/2010 to 12/31/2010          8.384885           9.369155        21,749,656.8435
01/01/2011 to 12/31/2011          9.369155           8.788721        20,055,252.4567
01/01/2012 to 12/31/2012          8.788721          10.051050        18,537,361.0796
01/01/2013 to 12/31/2013         10.051050          12.381326        19,659,276.1916
01/01/2014 to 12/31/2014         12.381326          12.969620        18,141,643.3689
01/01/2015 to 12/31/2015         12.969620          12.673624        17,339,265.4607
01/01/2016 to 12/31/2016         12.673624          13.596634        16,075,046.6492
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988302           5.753720         2,481,892.0547
01/01/2009 to 12/31/2009          5.753720           7.868382         3,716,158.6400
01/01/2010 to 12/31/2010          7.868382           9.167241         4,658,037.1483
01/01/2011 to 12/31/2011          9.167241           8.611175         4,553,063.5638
01/01/2012 to 12/31/2012          8.611175           9.954287         4,025,776.0416
01/01/2013 to 12/31/2013          9.954287          12.720561         3,563,939.7000
01/01/2014 to 12/31/2014         12.720561          13.549906         4,043,125.7405
01/01/2015 to 12/31/2015         13.549906          14.207554         3,542,181.7352
01/01/2016 to 12/31/2016         14.207554          15.261949         3,216,875.3837
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018301           7.677443         7,364,007.6845
01/01/2009 to 12/31/2009          7.677443           9.327990        11,237,324.6000
01/01/2010 to 12/31/2010          9.327990          10.094473        11,851,260.7619
01/01/2011 to 12/31/2011         10.094473           9.958552        11,878,393.4079
01/01/2012 to 12/31/2012          9.958552          10.867339        11,133,095.2560
01/01/2013 to 12/31/2013         10.867339          12.146937        10,342,476.2445
01/01/2014 to 12/31/2014         12.146937          12.689029         9,721,680.8910
01/01/2015 to 12/31/2015         12.689029          12.403158         9,019,335.0598
01/01/2016 to 12/31/2016         12.403158          13.068866         8,129,493.5517
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          10.343877          10.594095          60,966.4460
01/01/2012 to 12/31/2012          10.594095          11.531416       3,328,913.1021
01/01/2013 to 12/31/2013          11.531416          10.969004       1,535,199.5514
01/01/2014 to 12/31/2014          10.969004          11.232053       1,366,603.5519
01/01/2015 to 12/31/2015          11.232053          10.000546       1,069,280.0087
01/01/2016 to 12/31/2016          10.000546          10.729114       1,041,289.6454
--------------------------        ---------          ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011           9.998301           9.558862         104,230.5270
01/01/2012 to 12/31/2012           9.558862          10.271320       1,158,782.9248
01/01/2013 to 12/31/2013          10.271320          11.155889       1,640,040.8512
01/01/2014 to 12/31/2014          11.155889          11.634125       1,854,101.8429
01/01/2015 to 12/31/2015          11.634125          11.442731       1,992,189.0623
01/01/2016 to 12/31/2016          11.442731          11.766019       2,036,893.2970
--------------------------        ---------          ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.521641          12.346921         145,114.5742
01/01/2009 to 12/31/2009          12.346921          17.828224         619,867.7000
01/01/2010 to 12/31/2010          17.828224          20.322814         723,349.9054
01/01/2011 to 12/31/2011          20.322814          20.480040         702,311.3140
01/01/2012 to 12/31/2012          20.480040          23.499166         758,346.7841
01/01/2013 to 12/31/2013          23.499166          25.297280         683,268.3950
01/01/2014 to 12/31/2014          25.297280          25.728991         776,671.1749
01/01/2015 to 12/31/2015          25.728991          24.307983         688,146.9454
01/01/2016 to 12/31/2016          24.307983          27.279691         634,151.8697
--------------------------        ---------          ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.374246          16.212180       1,281,966.1503
01/01/2008 to 12/31/2008          16.212180           9.310030       1,268,369.7004
01/01/2009 to 12/31/2009           9.310030          12.350911       1,202,352.6400
01/01/2010 to 12/31/2010          12.350911          14.119798       1,176,743.3391
01/01/2011 to 12/31/2011          14.119798          13.126372       1,145,657.2316
01/01/2012 to 12/31/2012          13.126372          16.282280       1,087,599.1684
01/01/2013 to 12/31/2013          16.282280          16.600277       1,014,883.6966
01/01/2014 to 12/31/2014          16.600277          18.513524         964,986.5867
01/01/2015 to 12/31/2015          18.513524          17.973286         881,620.0001
01/01/2016 to 12/31/2016          17.973286          17.851529         781,214.1370
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.722873           7.775812       2,788,672.1390
01/01/2008 to 12/31/2008           7.775812           4.666062       2,606,397.3735
01/01/2009 to 12/31/2009           4.666062           6.108653       2,327,286.5600
01/01/2010 to 12/31/2010           6.108653           7.445477       2,377,409.8134
01/01/2011 to 12/31/2011           7.445477           7.569276       3,858,357.0388
01/01/2012 to 12/31/2012           7.569276           8.831514       3,333,755.7940
01/01/2013 to 12/31/2013           8.831514          12.661135       3,654,077.3923
01/01/2014 to 12/31/2014          12.661135          14.821679       3,629,892.1252
01/01/2015 to 12/31/2015          14.821679          14.004631       3,451,236.1622
01/01/2016 to 12/31/2016          14.004631          14.158857       3,050,808.8325
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         144.950960         148.918147          12,508.3851
01/01/2011 to 12/31/2011         148.918147         135.568725          22,918.9362
01/01/2012 to 12/31/2012         135.568725         163.525609          32,525.7191
01/01/2013 to 12/31/2013         163.525609         207.359268          30,528.8053
01/01/2014 to 04/25/2014         207.359268         215.822643               0.0000
--------------------------       ----------         ----------       --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.148484          10.327747         1,025,605.6494
01/01/2008 to 12/31/2008         10.327747           4.614768         1,168,109.3867
01/01/2009 to 12/31/2009          4.614768           6.269067         1,173,476.9300
01/01/2010 to 12/31/2010          6.269067           6.625444         1,246,327.8625
01/01/2011 to 04/29/2011          6.625444           7.041458                 0.0000
--------------------------       ---------          ---------         --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.097059          15.323863         1,974,328.5432
01/01/2008 to 12/31/2008         15.323863           9.644499         1,472,172.0346
01/01/2009 to 12/31/2009          9.644499          12.563686         1,280,931.2900
01/01/2010 to 12/31/2010         12.563686          15.368239         1,246,714.2721
01/01/2011 to 12/31/2011         15.368239          14.180003         1,281,158.7945
01/01/2012 to 12/31/2012         14.180003          16.490228         1,108,682.7688
01/01/2013 to 12/31/2013         16.490228          21.538023         1,009,420.6461
01/01/2014 to 12/31/2014         21.538023          24.012189           918,540.7787
01/01/2015 to 12/31/2015         24.012189          21.486918           781,796.3794
01/01/2016 to 12/31/2016         21.486918          23.945575           660,327.4860
--------------------------       ---------          ---------         --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.841608          19.316263         3,627,717.1768
01/01/2008 to 12/31/2008         19.316263          11.242663         3,364,589.0969
01/01/2009 to 12/31/2009         11.242663          17.165018         3,088,930.4000
01/01/2010 to 12/31/2010         17.165018          19.676322         3,143,419.8913
01/01/2011 to 12/31/2011         19.676322          16.612290         3,004,396.6055
01/01/2012 to 12/31/2012         16.612290          21.139984         2,735,778.9557
01/01/2013 to 12/31/2013         21.139984          27.161345         2,609,047.0505
01/01/2014 to 12/31/2014         27.161345          25.195123         2,595,813.4405
01/01/2015 to 12/31/2015         25.195123          23.685785         2,449,278.3617
01/01/2016 to 12/31/2016         23.685785          25.228651         1,938,424.4635
--------------------------       ---------          ---------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910        14,563,857.1072
01/01/2013 to 12/31/2013          1.046910           1.049991        12,053,899.7181
01/01/2014 to 12/31/2014          1.049991           1.091538        11,181,772.2877
01/01/2015 to 12/31/2015          1.091538           1.029557         8,653,928.2389
01/01/2016 to 12/31/2016          1.029557           1.132497         9,504,763.2743
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.959052          11.480694         1,188,014.5277
01/01/2008 to 12/31/2008         11.480694           7.244190         1,275,126.3041
01/01/2009 to 12/31/2009          7.244190           9.028080         1,165,972.7300
01/01/2010 to 12/31/2010          9.028080          10.209672         1,299,576.6066
01/01/2011 to 12/31/2011         10.209672           9.903871         1,319,908.6210
01/01/2012 to 12/31/2012          9.903871          11.548197         1,284,047.1101
01/01/2013 to 12/31/2013         11.548197          15.394522         1,442,374.7087
01/01/2014 to 12/31/2014         15.394522          16.569280         1,419,293.3176
01/01/2015 to 12/31/2015         16.569280          15.340294         1,209,821.4172
01/01/2016 to 12/31/2016         15.340294          17.717108           838,809.8896
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         25.142292          16.548409           241,799.2491
01/01/2009 to 12/31/2009         16.548409          20.617376           274,203.0200
01/01/2010 to 12/31/2010         20.617376          25.482727           305,120.0915
01/01/2011 to 12/31/2011         25.482727          24.163650           329,157.3568
01/01/2012 to 12/31/2012         24.163650          27.286633           310,804.6495
01/01/2013 to 12/31/2013         27.286633          35.009166           276,602.4244
01/01/2014 to 12/31/2014         35.009166          37.794816           254,180.6810
01/01/2015 to 12/31/2015         37.794816          33.871207           241,887.6245
01/01/2016 to 12/31/2016         33.871207          38.520957           230,804.6215
--------------------------       ---------          ---------           ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.524142          15.882719         2,161,461.2596
01/01/2008 to 12/31/2008         15.882719           9.581346         2,002,986.7571
01/01/2009 to 12/31/2009          9.581346          12.624541         1,857,015.3000
01/01/2010 to 12/31/2010         12.624541          15.685173         1,782,701.9618
01/01/2011 to 12/31/2011         15.685173          15.277443         1,731,900.1818
01/01/2012 to 12/31/2012         15.277443          17.783449         1,439,926.2948
01/01/2013 to 12/31/2013         17.783449          24.544872         1,455,111.8044
01/01/2014 to 12/31/2014         24.544872          26.079209         1,244,217.0279
01/01/2015 to 12/31/2015         26.079209          25.239059         1,149,565.3034
01/01/2016 to 12/31/2016         25.239059          27.692495           993,398.7085
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.148910          10.594613         1,752,647.4817
01/01/2014 to 12/31/2014         10.594613          10.962847         2,057,258.1913
01/01/2015 to 12/31/2015         10.962847          10.846366         2,069,609.1611
01/01/2016 to 12/31/2016         10.846366          10.917691         2,250,526.9625
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038300           8.943139           790,860.6104
01/01/2009 to 12/31/2009          8.943139           9.873009         1,531,600.5300
01/01/2010 to 12/31/2010          9.873009          10.314243         1,951,922.2287
01/01/2011 to 12/31/2011         10.314243          10.743934         1,863,328.0024
01/01/2012 to 12/31/2012         10.743934          11.097843         1,851,315.3487
01/01/2013 to 04/26/2013         11.097843          11.069111                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         3,250,068.2606
01/01/2013 to 12/31/2013          1.048954           1.146295         6,735,981.2314
01/01/2014 to 12/31/2014          1.146295           1.207398         7,094,231.3520
01/01/2015 to 12/31/2015          1.207398           1.199459         8,280,144.3607
01/01/2016 to 12/31/2016          1.199459           1.215296        11,068,604.9255
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.329074          13.001983         1,346,098.4166
01/01/2008 to 12/31/2008         13.001983           7.775588         1,411,345.9994
01/01/2009 to 12/31/2009          7.775588          10.781012         1,611,080.4700
01/01/2010 to 12/31/2010         10.781012          12.952026         1,639,981.4661
01/01/2011 to 12/31/2011         12.952026          12.564113         1,772,721.0512
01/01/2012 to 12/31/2012         12.564113          14.464335         1,475,633.6968
01/01/2013 to 12/31/2013         14.464335          16.681271         1,258,781.8123
01/01/2014 to 12/31/2014         16.681271          16.994178         1,085,928.9183
01/01/2015 to 12/31/2015         16.994178          16.938228         1,017,979.6877
01/01/2016 to 12/31/2016         16.938228          17.474437           915,609.0792
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.467975          14.080259        1,220,647.4457
01/01/2008 to 12/31/2008         14.080259           6.164667        1,509,674.5267
01/01/2009 to 12/31/2009          6.164667          10.254869        2,618,089.4200
01/01/2010 to 12/31/2010         10.254869          12.485909        2,793,614.7865
01/01/2011 to 12/31/2011         12.485909           9.994683        2,917,769.9222
01/01/2012 to 12/31/2012          9.994683          11.699610        2,690,866.0527
01/01/2013 to 12/31/2013         11.699610          10.945850        2,359,606.7075
01/01/2014 to 12/31/2014         10.945850          10.074676        2,167,059.6482
01/01/2015 to 12/31/2015         10.074676           8.549479        2,094,455.1141
01/01/2016 to 12/31/2016          8.549479           9.386232        2,000,230.4167
--------------------------       ---------          ---------        --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997877          10.212345           62,940.8819
01/01/2011 to 12/31/2011         10.212345          10.257514          302,943.7364
01/01/2012 to 12/31/2012         10.257514          10.839267          293,130.8489
01/01/2013 to 12/31/2013         10.839267          11.081973          655,128.6678
01/01/2014 to 12/31/2014         11.081973          10.991845          625,448.1782
01/01/2015 to 12/31/2015         10.991845          10.732412          516,095.5046
01/01/2016 to 12/31/2016         10.732412          11.546814          373,629.5326
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987878           9.757096          167,276.9743
01/01/2012 to 12/31/2012          9.757096          10.028733          240,896.1473
01/01/2013 to 12/31/2013         10.028733           9.989104          927,281.8908
01/01/2014 to 12/31/2014          9.989104           9.939505        1,395,952.9090
01/01/2015 to 12/31/2015          9.939505           9.725711        1,298,390.2284
01/01/2016 to 12/31/2016          9.725711           9.876187          769,284.3934
--------------------------       ---------          ---------        --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998301          10.886207           54,715.1100
01/01/2010 to 12/31/2010         10.886207          12.170430          167,290.2096
01/01/2011 to 12/31/2011         12.170430          11.943992          176,097.5304
01/01/2012 to 12/31/2012         11.943992          13.439500          214,212.1441
01/01/2013 to 12/31/2013         13.439500          13.370076          149,349.9207
01/01/2014 to 12/31/2014         13.370076          13.314584          155,202.9074
01/01/2015 to 12/31/2015         13.314584          12.564443          159,994.7198
01/01/2016 to 12/31/2016         12.564443          12.479398          134,965.7363
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.000581          13.169061        7,419,034.2610
01/01/2008 to 12/31/2008         13.169061           7.674018        6,565,938.1178
01/01/2009 to 12/31/2009          7.674018          10.022737        6,140,999.0500
01/01/2010 to 12/31/2010         10.022737          11.497114        6,061,437.2623
01/01/2011 to 12/31/2011         11.497114          10.666773        5,909,295.6074
01/01/2012 to 12/31/2012         10.666773          12.260127        5,511,570.6173
01/01/2013 to 12/31/2013         12.260127          15.633590        4,878,838.2125
01/01/2014 to 12/31/2014         15.633590          16.176434        4,438,157.8935
01/01/2015 to 12/31/2015         16.176434          15.607765        4,054,306.4022
01/01/2016 to 12/31/2016         15.607765          16.747474        3,638,992.0700
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998301           9.373972          100,833.3240
01/01/2012 to 12/31/2012          9.373972          10.438856        1,267,656.4457
01/01/2013 to 12/31/2013         10.438856          11.754454        3,073,295.8243
01/01/2014 to 12/31/2014         11.754454          12.690330        3,546,337.5637
01/01/2015 to 12/31/2015         12.690330          11.984397        3,184,138.6292
01/01/2016 to 12/31/2016         11.984397          12.787154        3,426,035.5343
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041         1,375,482.1319
01/01/2014 to 12/31/2014          1.127041           1.212477         2,834,256.8777
01/01/2015 to 12/31/2015          1.212477           1.179361         5,648,887.3581
01/01/2016 to 12/31/2016          1.179361           1.211868         5,020,550.2391
--------------------------        --------           --------         --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.067717          17.250907         3,167,307.4367
01/01/2008 to 12/31/2008         17.250907          11.919451         2,780,972.3099
01/01/2009 to 12/31/2009         11.919451          14.840417         2,678,424.5000
01/01/2010 to 12/31/2010         14.840417          17.519779         2,588,744.7955
01/01/2011 to 12/31/2011         17.519779          15.700881         2,277,120.7635
01/01/2012 to 12/31/2012         15.700881          18.238666         2,013,346.6867
01/01/2013 to 12/31/2013         18.238666          23.785204         1,738,394.9998
01/01/2014 to 12/31/2014         23.785204          23.821107         1,531,752.6673
01/01/2015 to 12/31/2015         23.821107          22.186163         1,358,985.8121
01/01/2016 to 12/31/2016         22.186163          28.672749         1,161,563.9925
--------------------------       ---------          ---------         --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.895291          17.729518         3,511,942.6595
01/01/2008 to 12/31/2008         17.729518          10.060674         3,198,990.1678
01/01/2009 to 12/31/2009         10.060674          13.032848         3,213,003.5900
01/01/2010 to 12/31/2010         13.032848          14.296015         3,015,483.4286
01/01/2011 to 12/31/2011         14.296015          12.568352         2,843,165.1151
01/01/2012 to 12/31/2012         12.568352          14.441527         2,543,075.4930
01/01/2013 to 12/31/2013         14.441527          16.957737         2,108,922.8920
01/01/2014 to 12/31/2014         16.957737          15.536541         1,935,248.8225
01/01/2015 to 12/31/2015         15.536541          15.026217         1,853,654.7524
01/01/2016 to 12/31/2016         15.026217          14.665598         1,669,477.7697
--------------------------       ---------          ---------         --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                 0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815           190,547.0441
01/01/2016 to 12/31/2016          0.962815           1.053457         1,582,841.3049
--------------------------       ---------          ---------         --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.042066          12.045226         4,427,688.3956
01/01/2008 to 12/31/2008         12.045226          11.042431         4,193,140.1536
01/01/2009 to 12/31/2009         11.042431          12.834995         5,728,741.7500
01/01/2010 to 12/31/2010         12.834995          13.618440         5,923,991.1967
01/01/2011 to 12/31/2011         13.618440          14.903492         6,176,847.3321
01/01/2012 to 12/31/2012         14.903492          16.013001         6,108,543.0596
01/01/2013 to 12/31/2013         16.013001          14.304314         4,834,341.0934
01/01/2014 to 12/31/2014         14.304314          14.491787         3,522,050.9521
01/01/2015 to 12/31/2015         14.491787          13.825127         3,183,203.3035
01/01/2016 to 12/31/2016         13.825127          14.290930         3,341,097.2521
--------------------------       ---------          ---------         --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.456484          13.191600         6,255,575.1940
01/01/2008 to 12/31/2008         13.191600          13.041402         8,296,227.4988
01/01/2009 to 12/31/2009         13.041402          15.155905         9,094,511.5400
01/01/2010 to 12/31/2010         15.155905          16.142116        10,325,078.3287
01/01/2011 to 12/31/2011         16.142116          16.398294        10,269,267.4651
01/01/2012 to 12/31/2012         16.398294          17.641576         9,954,396.3965
01/01/2013 to 12/31/2013         17.641576          17.037533         8,015,008.4054
01/01/2014 to 12/31/2014         17.037533          17.478695         6,671,774.3175
01/01/2015 to 12/31/2015         17.478695          17.210733         5,925,194.7042
01/01/2016 to 12/31/2016         17.210733          17.388274         5,308,217.9772
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998301          10.744592           43,205.3475
01/01/2012 to 12/31/2012         10.744592          10.911620          599,536.6604
01/01/2013 to 12/31/2013         10.911620          10.258227          429,590.6186
01/01/2014 to 12/31/2014         10.258227          10.863707          461,121.8953
01/01/2015 to 12/31/2015         10.863707          10.742623          481,184.5610
01/01/2016 to 12/31/2016         10.742623          10.716734          483,121.7362
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215677          10.741899          136,388.8548
01/01/2014 to 12/31/2014         10.741899          11.490620          250,035.6086
01/01/2015 to 12/31/2015         11.490620          11.172311          648,428.0301
01/01/2016 to 12/31/2016         11.172311          11.502747          665,877.4956
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048        3,495,178.6593
01/01/2013 to 12/31/2013          1.067048           1.156866        7,358,765.0771
01/01/2014 to 12/31/2014          1.156866           1.227228        7,389,732.5611
01/01/2015 to 12/31/2015          1.227228           1.197730        7,229,092.7962
01/01/2016 to 12/31/2016          1.197730           1.245977        6,345,406.0799
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.366077           8.529445           29,380.4125
01/01/2009 to 12/31/2009          8.529445          10.488355        1,663,878.6400
01/01/2010 to 12/31/2010         10.488355          11.591033        3,281,692.4689
01/01/2011 to 12/31/2011         11.591033          11.534227        5,511,403.1094
01/01/2012 to 12/31/2012         11.534227          12.814650        6,685,508.8427
01/01/2013 to 12/31/2013         12.814650          14.249205        6,407,672.8808
01/01/2014 to 12/31/2014         14.249205          14.845455        5,732,621.2014
01/01/2015 to 12/31/2015         14.845455          14.330159        5,464,579.5809
01/01/2016 to 12/31/2016         14.330159          14.925882        4,928,728.8483
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.746232           7.819798           36,119.5934
01/01/2009 to 12/31/2009          7.819798           9.940024        1,877,067.9500
01/01/2010 to 12/31/2010          9.940024          11.172492        3,155,794.2880
01/01/2011 to 12/31/2011         11.172492          10.766783        3,728,011.0258
01/01/2012 to 12/31/2012         10.766783          12.193848        2,924,603.7015
01/01/2013 to 12/31/2013         12.193848          14.176154        3,081,021.8228
01/01/2014 to 12/31/2014         14.176154          14.708924        2,818,823.1367
01/01/2015 to 12/31/2015         14.708924          14.147987        2,792,627.1907
01/01/2016 to 12/31/2016         14.147987          14.888732        2,519,551.9038
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.187289          57.377185        1,815,200.8221
01/01/2008 to 12/31/2008         57.377185          35.967814        1,494,179.9768
01/01/2009 to 12/31/2009         35.967814          41.928431        1,391,191.2400
01/01/2010 to 12/31/2010         41.928431          48.309957        1,299,846.6534
01/01/2011 to 12/31/2011         48.309957          45.660800        1,178,103.2189
01/01/2012 to 12/31/2012         45.660800          53.037202        1,045,334.8104
01/01/2013 to 12/31/2013         53.037202          69.859904          970,225.3755
01/01/2014 to 12/31/2014         69.859904          77.920551          876,759.7882
01/01/2015 to 12/31/2015         77.920551          73.970867          760,012.3100
01/01/2016 to 12/31/2016         73.970867          84.445625          697,721.1199
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.347710           9.668240         5,322,789.3870
01/01/2008 to 12/31/2008          9.668240           5.735290         5,132,099.7437
01/01/2009 to 12/31/2009          5.735290           8.214937         5,254,318.5300
01/01/2010 to 12/31/2010          8.214937          10.327880         5,259,671.9862
01/01/2011 to 12/31/2011         10.327880          10.001799         4,776,287.4764
01/01/2012 to 12/31/2012         10.001799          11.194572         4,165,659.3163
01/01/2013 to 12/31/2013         11.194572          15.054336         3,832,624.0040
01/01/2014 to 12/31/2014         15.054336          16.716356         3,277,004.9122
01/01/2015 to 12/31/2015         16.716356          17.557671         3,015,467.1409
01/01/2016 to 12/31/2016         17.557671          18.362182         2,666,894.0115
--------------------------       ---------          ---------         --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          9.087292           9.962296         2,433,141.2056
01/01/2014 to 12/31/2014          9.962296           9.481117         2,316,821.1165
01/01/2015 to 12/31/2015          9.481117           9.132703         2,126,496.8872
01/01/2016 to 12/31/2016          9.132703           9.446416         1,902,920.6355
--------------------------       ---------          ---------         --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088298           6.048679         1,701,002.1431
01/01/2009 to 12/31/2009          6.048679           8.490229         2,463,110.1900
01/01/2010 to 12/31/2010          8.490229           8.935936         3,106,999.0940
01/01/2011 to 12/31/2011          8.935936           7.541827         3,343,041.8793
01/01/2012 to 12/31/2012          7.541827           8.720379         3,055,203.7740
01/01/2013 to 04/26/2013          8.720379           9.039946                 0.0000
--------------------------       ---------          ---------         --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.191970          14.675475            64,428.7900
01/01/2010 to 12/31/2010         14.675475          15.266288           235,968.3366
01/01/2011 to 12/31/2011         15.266288          16.106936           330,135.2978
01/01/2012 to 12/31/2012         16.106936          16.426112           506,658.8649
01/01/2013 to 12/31/2013         16.426112          15.757749           406,689.5693
01/01/2014 to 12/31/2014         15.757749          16.362498           540,376.5634
01/01/2015 to 12/31/2015         16.362498          16.101757           548,928.4745
01/01/2016 to 12/31/2016         16.101757          16.184897           778,774.0768
--------------------------       ---------          ---------         --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.289758          10.618384         5,599,625.4943
01/01/2008 to 12/31/2008         10.618384          10.726365        12,915,180.5981
01/01/2009 to 12/31/2009         10.726365          10.588129         9,967,392.3400
01/01/2010 to 12/31/2010         10.588129          10.425275         6,697,419.1970
01/01/2011 to 12/31/2011         10.425275          10.265361         7,097,876.9729
01/01/2012 to 12/31/2012         10.265361          10.106612         5,871,679.1407
01/01/2013 to 12/31/2013         10.106612           9.951164         4,364,001.5137
01/01/2014 to 12/31/2014          9.951164           9.798107         3,679,113.0860
01/01/2015 to 12/31/2015          9.798107           9.647403         3,420,343.2436
01/01/2016 to 12/31/2016          9.647403           9.509670         2,938,879.1059
--------------------------       ---------          ---------        ---------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.819915          17.648988           673,428.9365
01/01/2014 to 12/31/2014         17.648988          19.267510           583,505.4332
01/01/2015 to 12/31/2015         19.267510          19.465214           520,546.9890
01/01/2016 to 12/31/2016         19.465214          20.154346           428,347.9616
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.716515          15.543311        1,012,832.9945
01/01/2008 to 12/31/2008         15.543311           7.912081        1,009,535.9246
01/01/2009 to 12/31/2009          7.912081          11.464744          942,474.6100
01/01/2010 to 12/31/2010         11.464744          14.354847          921,077.1073
01/01/2011 to 12/31/2011         14.354847          13.079300          968,297.8236
01/01/2012 to 12/31/2012         13.079300          13.652250          788,014.9668
01/01/2013 to 04/26/2013         13.652250          14.724380                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.779506          12.918182        2,769,925.0974
01/01/2008 to 12/31/2008         12.918182           8.070513        2,479,181.6819
01/01/2009 to 12/31/2009          8.070513          11.090236        2,493,170.3300
01/01/2010 to 12/31/2010         11.090236          12.155181        2,710,956.5197
01/01/2011 to 12/31/2011         12.155181          11.995148        2,490,262.0157
01/01/2012 to 12/31/2012         11.995148          13.646987        4,239,620.0393
01/01/2013 to 12/31/2013         13.646987          18.372896        4,110,048.9564
01/01/2014 to 12/31/2014         18.372896          19.672009        3,471,932.7392
01/01/2015 to 12/31/2015         19.672009          21.410904        3,073,375.6893
01/01/2016 to 12/31/2016         21.410904          21.054233        2,786,209.3245
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565084           9.981362          252,989.2550
01/01/2008 to 12/31/2008          9.981362           5.718913        1,161,347.4325
01/01/2009 to 12/31/2009          5.718913           6.940210        1,120,794.6500
01/01/2010 to 12/31/2010          6.940210           7.884813        1,058,320.9642
01/01/2011 to 12/31/2011          7.884813           7.465675        1,091,307.5569
01/01/2012 to 12/31/2012          7.465675           8.281762          916,328.9354
01/01/2013 to 04/26/2013          8.281762           8.895884                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.078212          10.214981        6,205,886.9023
01/01/2008 to 12/31/2008         10.214981           5.436980        4,874,485.1240
01/01/2009 to 12/31/2009          5.436980           7.692918        4,253,172.7900
01/01/2010 to 12/31/2010          7.692918           8.286415        3,859,269.5012
01/01/2011 to 12/31/2011          8.286415           8.046579        3,259,196.6871
01/01/2012 to 04/27/2012          8.046579           9.047954                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.933554          16.407030        3,413,682.7803
01/01/2008 to 12/31/2008         16.407030           8.701509        3,018,941.4287
01/01/2009 to 12/31/2009          8.701509          12.097394        2,708,478.9300
01/01/2010 to 12/31/2010         12.097394          13.669557        2,476,292.2860
01/01/2011 to 12/31/2011         13.669557          14.333336        2,194,177.4142
01/01/2012 to 12/31/2012         14.333336          15.746118        1,943,783.9006
01/01/2013 to 12/31/2013         15.746118          21.164392        1,742,307.8178
01/01/2014 to 12/31/2014         21.164392          21.187694        1,498,295.7192
01/01/2015 to 12/31/2015         21.187694          18.845513        1,329,955.4272
01/01/2016 to 12/31/2016         18.845513          22.758926        1,181,015.5100
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065301          10.133319               319.1318
01/01/2009 to 12/31/2009         10.133319          14.239504           156,436.3600
01/01/2010 to 12/31/2010         14.239504          17.187816           173,143.2973
01/01/2011 to 12/31/2011         17.187816          14.173361           193,790.9965
01/01/2012 to 12/31/2012         14.173361          16.452693           169,001.0248
01/01/2013 to 12/31/2013         16.452693          20.671154           171,171.6185
01/01/2014 to 12/31/2014         20.671154          18.990638           168,202.7952
01/01/2015 to 12/31/2015         18.990638          19.774671           152,480.2929
01/01/2016 to 12/31/2016         19.774671          20.604970           150,719.8271
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.501097          22.879860           169,632.5463
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.094754          16.037793            17,027.0800
01/01/2010 to 12/31/2010         16.037793          18.306978            71,279.1059
01/01/2011 to 12/31/2011         18.306978          17.147741           159,919.7532
01/01/2012 to 12/31/2012         17.147741          18.634623            85,683.1579
01/01/2013 to 12/31/2013         18.634623          24.350383           142,380.3667
01/01/2014 to 12/31/2014         24.350383          26.596808           110,327.8796
01/01/2015 to 12/31/2015         26.596808          26.122100           121,384.2618
01/01/2016 to 04/29/2016         26.122100          26.272271                 0.0000
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.473087          14.880819         7,686,213.7456
01/01/2008 to 12/31/2008         14.880819           8.870125         7,319,063.5121
01/01/2009 to 12/31/2009          8.870125          11.513436         6,904,230.2200
01/01/2010 to 12/31/2010         11.513436          12.676051         7,091,686.5135
01/01/2011 to 12/31/2011         12.676051          11.959860         6,572,545.3989
01/01/2012 to 12/31/2012         11.959860          13.270583         5,814,646.9113
01/01/2013 to 12/31/2013         13.270583          17.447529         4,915,859.3224
01/01/2014 to 12/31/2014         17.447529          18.973811         4,250,084.7358
01/01/2015 to 12/31/2015         18.973811          19.105426         3,608,686.9642
01/01/2016 to 12/31/2016         19.105426          20.157035         3,073,358.4048
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.760325          14.018688           426,034.9187
01/01/2015 to 12/31/2015         14.018688          13.722248           522,105.7622
01/01/2016 to 12/31/2016         13.722248          14.123267           766,338.5527
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.356889          14.743659        42,152,069.1607
01/01/2015 to 12/31/2015         14.743659          14.361077        36,470,645.3683
01/01/2016 to 12/31/2016         14.361077          15.001028        32,015,274.7220
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.123726          11.600009        12,585,727.7053
01/01/2008 to 12/31/2008         11.600009           9.062519        23,441,972.6171
01/01/2009 to 12/31/2009          9.062519          10.967254        26,608,396.4100
01/01/2010 to 12/31/2010         10.967254          11.975937        27,364,143.7528
01/01/2011 to 12/31/2011         11.975937          12.001477        25,838,266.4378
01/01/2012 to 12/31/2012         12.001477          13.105255        24,711,942.8510
01/01/2013 to 12/31/2013         13.105255          14.075290        19,316,577.1150
01/01/2014 to 04/25/2014         14.075290          14.184385                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.568201          12.096278         26,417,788.6885
01/01/2008 to 12/31/2008         12.096278           8.763057         33,396,361.5478
01/01/2009 to 12/31/2009          8.763057          10.879096         34,934,029.6200
01/01/2010 to 12/31/2010         10.879096          12.040052         34,489,101.6658
01/01/2011 to 12/31/2011         12.040052          11.841405         32,472,315.2704
01/01/2012 to 12/31/2012         11.841405          13.103329         30,488,708.3202
01/01/2013 to 12/31/2013         13.103329          14.737182         28,491,573.2551
01/01/2014 to 04/25/2014         14.737182          14.795444                  0.0000
--------------------------       ---------          ---------         ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.764283          15.276918         62,189,085.2138
01/01/2015 to 12/31/2015         15.276918          14.851241         55,096,457.4391
01/01/2016 to 12/31/2016         14.851241          15.661820         49,095,352.1862
--------------------------       ---------          ---------         ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.087152          12.481300         86,637,148.3553
01/01/2008 to 12/31/2008         12.481300           8.364141         88,399,855.1715
01/01/2009 to 12/31/2009          8.364141          10.569112         86,335,971.8000
01/01/2010 to 12/31/2010         10.569112          11.820410         84,591,910.7884
01/01/2011 to 12/31/2011         11.820410          11.440794         79,593,449.0869
01/01/2012 to 12/31/2012         11.440794          12.833143         71,868,605.6881
01/01/2013 to 12/31/2013         12.833143          15.089511         66,219,671.8790
01/01/2014 to 04/25/2014         15.089511          15.103578                  0.0000
--------------------------       ---------          ---------         ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.737691          15.337387         81,025,307.4356
01/01/2015 to 12/31/2015         15.337387          14.845337         73,632,531.4991
01/01/2016 to 12/31/2016         14.845337          15.806947         65,814,986.4375
--------------------------       ---------          ---------         ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.744446          13.137431        104,224,424.3930
01/01/2008 to 12/31/2008         13.137431           8.036651        113,605,082.4786
01/01/2009 to 12/31/2009          8.036651          10.294738        105,226,362.8700
01/01/2010 to 12/31/2010         10.294738          11.706585         98,348,354.7037
01/01/2011 to 12/31/2011         11.706585          11.080407         89,850,156.2156
01/01/2012 to 12/31/2012         11.080407          12.624065         81,172,600.2809
01/01/2013 to 12/31/2013         12.624065          15.651096         82,971,958.7285
01/01/2014 to 04/25/2014         15.651096          15.580490                  0.0000
--------------------------       ---------          ---------        ----------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           7.026370          5,685,455.7042
01/01/2009 to 12/31/2009          7.026370           8.893585          7,344,927.1400
01/01/2010 to 12/31/2010          8.893585           9.636546          7,821,370.6056
01/01/2011 to 12/31/2011          9.636546           9.321590          7,650,608.5457
01/01/2012 to 12/31/2012          9.321590          10.657275          6,899,015.5386
01/01/2013 to 04/26/2013         10.657275          11.467659                  0.0000
--------------------------       ---------          ---------        ----------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.934843          13.616598           14,046.6900
01/01/2010 to 12/31/2010         13.616598          16.882236          117,997.6850
01/01/2011 to 12/31/2011         16.882236          16.250831          182,796.8117
01/01/2012 to 12/31/2012         16.250831          18.762206          186,575.3581
01/01/2013 to 12/31/2013         18.762206          24.524407          274,266.5194
01/01/2014 to 12/31/2014         24.524407          26.371729          228,590.7197
01/01/2015 to 12/31/2015         26.371729          25.270873          225,697.8249
01/01/2016 to 12/31/2016         25.270873          29.879244          262,205.5137
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.185925          13.627858        3,599,478.2320
01/01/2008 to 12/31/2008         13.627858           8.418195        2,609,181.7693
01/01/2009 to 12/31/2009          8.418195          10.437206        2,716,246.6900
01/01/2010 to 12/31/2010         10.437206          11.765903        2,861,248.6055
01/01/2011 to 12/31/2011         11.765903          11.774760        2,628,206.8847
01/01/2012 to 12/31/2012         11.774760          13.381358        2,554,864.7061
01/01/2013 to 12/31/2013         13.381358          17.352095        2,795,529.9011
01/01/2014 to 12/31/2014         17.352095          19.323172        2,689,614.5664
01/01/2015 to 12/31/2015         19.323172          19.199741        2,296,545.7284
01/01/2016 to 12/31/2016         19.199741          21.056269        2,271,532.9294
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.482830          21.574246          790,374.0650
01/01/2014 to 12/31/2014         21.574246          23.486045          627,257.2989
01/01/2015 to 12/31/2015         23.486045          23.040527          615,190.7750
01/01/2016 to 12/31/2016         23.040527          25.883901          667,858.9776
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.593315          391,745.7640
01/01/2009 to 12/31/2009          6.593315           8.107374          666,114.0200
01/01/2010 to 12/31/2010          8.107374           8.862691          894,253.0265
01/01/2011 to 12/31/2011          8.862691           8.678933        1,002,375.4842
01/01/2012 to 12/31/2012          8.678933           9.733885          972,873.2179
01/01/2013 to 04/26/2013          9.733885          10.657517                0.0000
--------------------------       ---------          ---------        --------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.084172          11.694698           31,560.4100
01/01/2010 to 12/31/2010         11.694698          12.408974          278,677.4605
01/01/2011 to 12/31/2011         12.408974          10.672477          438,833.7224
01/01/2012 to 12/31/2012         10.672477          12.392538          486,278.2653
01/01/2013 to 12/31/2013         12.392538          14.817713          486,483.6324
01/01/2014 to 12/31/2014         14.817713          13.666180          522,066.0942
01/01/2015 to 12/31/2015         13.666180          13.279593          514,176.7364
01/01/2016 to 12/31/2016         13.279593          13.202006          564,747.0585
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.222332          20.237582          830,571.2465
01/01/2014 to 12/31/2014         20.237582          19.866436          740,873.6932
01/01/2015 to 12/31/2015         19.866436          19.635207          645,144.0832
01/01/2016 to 12/31/2016         19.635207          22.889438          558,235.9925
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.220973          15.537278        1,317,758.5597
01/01/2008 to 12/31/2008         15.537278           9.438450        1,228,489.0497
01/01/2009 to 12/31/2009          9.438450          12.709648        1,164,393.3400
01/01/2010 to 12/31/2010         12.709648          15.374937        1,123,733.5131
01/01/2011 to 12/31/2011         15.374937          14.340191        1,050,170.0841
01/01/2012 to 12/31/2012         14.340191          14.864756          959,474.3514
01/01/2013 to 04/26/2013         14.864756          16.109805                0.0000
--------------------------       ---------          ---------        --------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.260792          13.846549           34,212.0600
01/01/2010 to 12/31/2010         13.846549          17.252923          243,102.3266
01/01/2011 to 12/31/2011         17.252923          16.252871          259,261.2651
01/01/2012 to 12/31/2012         16.252871          18.553158          338,197.5188
01/01/2013 to 12/31/2013         18.553158          25.231826          440,150.8316
01/01/2014 to 12/31/2014         25.231826          26.018865          465,027.3632
01/01/2015 to 12/31/2015         26.018865          24.456492          472,515.2983
01/01/2016 to 12/31/2016         24.456492          29.119298          453,795.2604
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          7.017279           8.851615        2,106,412.4376
01/01/2014 to 12/31/2014          8.851615           9.484697        2,237,647.3131
01/01/2015 to 12/31/2015          9.484697          10.320575        2,643,486.7492
01/01/2016 to 12/31/2016         10.320575          10.317497        1,984,964.6647
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007          4.893393           6.336505        3,201,065.8191
01/01/2008 to 12/31/2008          6.336505           3.465479        2,631,543.4709
01/01/2009 to 12/31/2009          3.465479           5.424533        2,772,135.2400
01/01/2010 to 12/31/2010          5.424533           6.820134        2,552,559.7040
01/01/2011 to 12/31/2011          6.820134           6.050937        2,249,460.6052
01/01/2012 to 12/31/2012          6.050937           6.679328        1,964,323.9677
01/01/2013 to 04/26/2013          6.679328           6.981386                0.0000
--------------------------       ---------          ---------        --------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.618661          14.761175          106,696.3000
01/01/2010 to 12/31/2010         14.761175          18.752786          251,033.7845
01/01/2011 to 12/31/2011         18.752786          15.385924          346,969.4851
01/01/2012 to 12/31/2012         15.385924          15.538597          325,257.4792
01/01/2013 to 12/31/2013         15.538597          16.945060          257,497.4255
01/01/2014 to 12/31/2014         16.945060          13.543729          260,110.2522
01/01/2015 to 12/31/2015         13.543729           8.966866          351,721.1831
01/01/2016 to 12/31/2016          8.966866          12.690791          282,065.9133
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.039240          30.090107          829,244.3201
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.343828          19.243149          3,061,412.7241
01/01/2008 to 12/31/2008      19.243149          15.421699          2,165,582.5177
01/01/2009 to 12/31/2009      15.421699          20.768373          2,121,348.6000
01/01/2010 to 12/31/2010      20.768373          23.100413          1,884,240.8308
01/01/2011 to 12/31/2011      23.100413          23.760160          1,574,102.8227
01/01/2012 to 12/31/2012      23.760160          26.421594          1,427,049.9618
01/01/2013 to 12/31/2013      26.421594          28.090996          1,269,998.6828
01/01/2014 to 12/31/2014      28.090996          28.994604          1,199,486.4698
01/01/2015 to 12/31/2015      28.994604          27.927877          1,067,658.2369
01/01/2016 to 04/29/2016      27.927877          28.762516                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      29.632173          30.731389            184,889.9754
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      23.229967          24.376105            128,300.3990
01/01/2011 to 12/31/2011      24.376105          24.831966            237,227.6191
01/01/2012 to 12/31/2012      24.831966          27.248639            229,211.6431
01/01/2013 to 12/31/2013      27.248639          27.208078            242,988.8406
01/01/2014 to 12/31/2014      27.208078          27.979779            286,243.4087
01/01/2015 to 12/31/2015      27.979779          27.147941            272,707.5681
01/01/2016 to 04/29/2016      27.147941          27.807423                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.884610          16.269782            266,886.4325
01/01/2008 to 12/31/2008      16.269782          15.933627            616,218.0613
01/01/2009 to 12/31/2009      15.933627          16.328707            718,956.3000
01/01/2010 to 12/31/2010      16.328707          16.960653            776,941.3428
01/01/2011 to 12/31/2011      16.960653          17.579867            796,484.5447
01/01/2012 to 12/31/2012      17.579867          17.835571            784,191.1095
01/01/2013 to 12/31/2013      17.835571          17.402272            539,359.5411
01/01/2014 to 12/31/2014      17.402272          17.571568            521,217.8956
01/01/2015 to 12/31/2015      17.571568          17.354429            461,808.7079
01/01/2016 to 12/31/2016      17.354429          17.262024            448,557.4478

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998192           9.719648          2,629.4962
01/01/2012 to 12/31/2012          9.719648          10.523925         36,480.5695
01/01/2013 to 12/31/2013         10.523925          11.505530         59,611.7985
01/01/2014 to 12/31/2014         11.505530          12.148862         67,488.9458
01/01/2015 to 12/31/2015         12.148862          12.019266         63,757.2706
01/01/2016 to 12/31/2016         12.019266          12.247718         88,773.1463
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568         37,471.8157
01/01/2016 to 12/31/2016          1.011568           1.014864              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008191           6.999592        431,506.2211
01/01/2009 to 12/31/2009          6.999592           8.904173        714,236.2700
01/01/2010 to 12/31/2010          8.904173           9.823637        693,666.5279
01/01/2011 to 12/31/2011          9.823637           9.457635        744,192.1050
01/01/2012 to 12/31/2012          9.457635          10.560561        645,345.0080
01/01/2013 to 12/31/2013         10.560561          12.312852        704,175.8959
01/01/2014 to 12/31/2014         12.312852          12.843992        722,248.6489
01/01/2015 to 12/31/2015         12.843992          12.544662        730,843.9242
01/01/2016 to 12/31/2016         12.544662          13.303065        763,177.2848
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998192           6.348852        404,568.4165
01/01/2009 to 12/31/2009          6.348852           8.370726        644,719.1700
01/01/2010 to 12/31/2010          8.370726           9.343994        806,329.5784
01/01/2011 to 12/31/2011          9.343994           8.756372        741,697.2337
01/01/2012 to 12/31/2012          8.756372          10.003997        666,739.0191
01/01/2013 to 12/31/2013         10.003997          12.311051        718,445.5364
01/01/2014 to 12/31/2014         12.311051          12.883114        660,362.0115
01/01/2015 to 12/31/2015         12.883114          12.576505        625,169.2624
01/01/2016 to 12/31/2016         12.576505          13.478957        606,913.1656
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988192           5.749746        131,487.1394
01/01/2009 to 12/31/2009          5.749746           7.855089        213,233.2800
01/01/2010 to 12/31/2010          7.855089           9.142614        337,420.8089
01/01/2011 to 12/31/2011          9.142614           8.579473        331,197.0925
01/01/2012 to 12/31/2012          8.579473           9.907680        285,607.4500
01/01/2013 to 12/31/2013          9.907680          12.648353        351,593.2617
01/01/2014 to 12/31/2014         12.648353          13.459522        304,377.4738
01/01/2015 to 12/31/2015         13.459522          14.098675        277,884.7169
01/01/2016 to 12/31/2016         14.098675          15.129855        251,371.4870
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018191           7.672156        134,313.3327
01/01/2009 to 12/31/2009          7.672156           9.312251        216,427.8200
01/01/2010 to 12/31/2010          9.312251          10.067374        328,688.8128
01/01/2011 to 12/31/2011         10.067374           9.921913        347,660.6985
01/01/2012 to 12/31/2012          9.921913          10.816479        276,832.6916
01/01/2013 to 12/31/2013         10.816479          12.078006        237,897.0719
01/01/2014 to 12/31/2014         12.078006          12.604410        229,080.5458
01/01/2015 to 12/31/2015         12.604410          12.308127        212,764.8693
01/01/2016 to 12/31/2016         12.308127          12.955773        202,900.0168
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          10.343482          10.586670          23,725.1279
01/01/2012 to 12/31/2012          10.586670          11.511758         148,044.3975
01/01/2013 to 12/31/2013          11.511758          10.939356         172,057.5188
01/01/2014 to 12/31/2014          10.939356          11.190495         224,140.5500
01/01/2015 to 12/31/2015          11.190495           9.953575         231,134.1660
01/01/2016 to 12/31/2016           9.953575          10.668050         155,360.3792
--------------------------        ---------          ---------         ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011           9.998192           9.552417          28,981.2627
01/01/2012 to 12/31/2012           9.552417          10.254082          86,132.7598
01/01/2013 to 12/31/2013          10.254082          11.126036         156,845.4123
01/01/2014 to 12/31/2014          11.126036          11.591394         168,908.1430
01/01/2015 to 12/31/2015          11.591394          11.389303         183,257.9426
01/01/2016 to 12/31/2016          11.389303          11.699377         185,750.0831
--------------------------        ---------          ---------         ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.329982          12.195423          26,485.3422
01/01/2009 to 12/31/2009          12.195423          17.591890         357,946.8600
01/01/2010 to 12/31/2010          17.591890          20.033380         412,239.4717
01/01/2011 to 12/31/2011          20.033380          20.168240         415,202.8397
01/01/2012 to 12/31/2012          20.168240          23.118155         456,815.8134
01/01/2013 to 12/31/2013          23.118155          24.862243         207,043.2670
01/01/2014 to 12/31/2014          24.862243          25.261255          74,775.3415
01/01/2015 to 12/31/2015          25.261255          23.842215          71,644.9258
01/01/2016 to 12/31/2016          23.842215          26.730246         225,071.4487
--------------------------        ---------          ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.322711          16.152793         376,486.1366
01/01/2008 to 12/31/2008          16.152793           9.266596         352,080.9877
01/01/2009 to 12/31/2009           9.266596          12.280998         338,404.7600
01/01/2010 to 12/31/2010          12.280998          14.025858         326,046.4193
01/01/2011 to 12/31/2011          14.025858          13.026028         286,553.8295
01/01/2012 to 12/31/2012          13.026028          16.141583         260,417.7246
01/01/2013 to 12/31/2013          16.141583          16.440377         230,647.6558
01/01/2014 to 12/31/2014          16.440377          18.316874         955,749.9529
01/01/2015 to 12/31/2015          18.316874          17.764593         749,037.9363
01/01/2016 to 12/31/2016          17.764593          17.626625         639,634.4418
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.678353           7.723216       1,192,379.9742
01/01/2008 to 12/31/2008           7.723216           4.629841       1,061,804.9687
01/01/2009 to 12/31/2009           4.629841           6.055174         962,745.0000
01/01/2010 to 12/31/2010           6.055174           7.372926         877,972.3474
01/01/2011 to 12/31/2011           7.372926           7.488041         903,657.1993
01/01/2012 to 12/31/2012           7.488041           8.727953         878,028.8676
01/01/2013 to 12/31/2013           8.727953          12.500172         800,400.7298
01/01/2014 to 12/31/2014          12.500172          14.618625         758,284.5350
01/01/2015 to 12/31/2015          14.618625          13.798955         676,574.7317
01/01/2016 to 12/31/2016          13.798955          13.936968         644,305.2582
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         140.928841         144.689994             956.5056
01/01/2011 to 12/31/2011         144.689994         131.588146           1,286.2280
01/01/2012 to 12/31/2012         131.588146         158.564774           2,270.2712
01/01/2013 to 12/31/2013         158.564774         200.867763           3,134.8062
01/01/2014 to 04/25/2014         200.867763         209.000348               0.0000
--------------------------       ----------         ----------       --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.135542          10.305387          117,018.1167
01/01/2008 to 12/31/2008         10.305387           4.600138          137,477.5039
01/01/2009 to 12/31/2009          4.600138           6.242944          112,538.2900
01/01/2010 to 12/31/2010          6.242944           6.591246          113,475.0820
01/01/2011 to 04/29/2011          6.591246           7.002829                0.0000
--------------------------       ---------          ---------          ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.056884          15.267724          480,483.4273
01/01/2008 to 12/31/2008         15.267724           9.599510          388,848.5256
01/01/2009 to 12/31/2009          9.599510          12.492580          354,270.1600
01/01/2010 to 12/31/2010         12.492580          15.266007          324,962.0350
01/01/2011 to 12/31/2011         15.266007          14.071615          307,790.0938
01/01/2012 to 12/31/2012         14.071615          16.347741          275,971.8020
01/01/2013 to 12/31/2013         16.347741          21.330590          251,282.1436
01/01/2014 to 12/31/2014         21.330590          23.757158          210,913.6448
01/01/2015 to 12/31/2015         23.757158          21.237440          179,711.0044
01/01/2016 to 12/31/2016         21.237440          23.643895          162,498.8567
--------------------------       ---------          ---------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.738183          19.196255        1,309,437.7594
01/01/2008 to 12/31/2008         19.196255          11.161587        1,097,183.3617
01/01/2009 to 12/31/2009         11.161587          17.024193        1,019,238.8700
01/01/2010 to 12/31/2010         17.024193          19.495409          944,797.9020
01/01/2011 to 12/31/2011         19.495409          16.443106          865,308.3287
01/01/2012 to 12/31/2012         16.443106          20.903672          764,599.8394
01/01/2013 to 12/31/2013         20.903672          26.830898          712,651.1594
01/01/2014 to 12/31/2014         26.830898          24.863707          659,610.3772
01/01/2015 to 12/31/2015         24.863707          23.350843          602,480.8683
01/01/2016 to 12/31/2016         23.350843          24.847030          559,414.4271
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190          940,102.9283
01/01/2013 to 12/31/2013          1.046190           1.048221        1,241,039.9702
01/01/2014 to 12/31/2014          1.048221           1.088609        1,250,004.6124
01/01/2015 to 12/31/2015          1.088609           1.025766        1,615,741.9113
01/01/2016 to 12/31/2016          1.025766           1.127200          921,255.1948
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.939126          11.450048          189,434.8309
01/01/2008 to 12/31/2008         11.450048           7.217589          156,230.0674
01/01/2009 to 12/31/2009          7.217589           8.987134        3,005,927.0500
01/01/2010 to 12/31/2010          8.987134          10.155246        2,694,355.1405
01/01/2011 to 12/31/2011         10.155246           9.843209        2,237,042.2688
01/01/2012 to 12/31/2012          9.843209          11.474433        1,566,110.4428
01/01/2013 to 12/31/2013         11.474433          15.281396        1,311,897.2265
01/01/2014 to 12/31/2014         15.281396          16.431078        1,573,456.7538
01/01/2015 to 12/31/2015         16.431078          15.197128        1,261,623.4183
01/01/2016 to 12/31/2016         15.197128          17.534217        1,025,224.8945
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.965038          16.420585           41,582.8189
01/01/2009 to 12/31/2009         16.420585          20.437665           48,208.3500
01/01/2010 to 12/31/2010         20.437665          25.235389           48,736.6244
01/01/2011 to 12/31/2011         25.235389          23.905232           42,609.7239
01/01/2012 to 12/31/2012         23.905232          26.967694           36,095.3195
01/01/2013 to 12/31/2013         26.967694          34.565396           38,653.9325
01/01/2014 to 12/31/2014         34.565396          37.278435           33,879.5345
01/01/2015 to 12/31/2015         37.278435          33.375015           36,829.3318
01/01/2016 to 12/31/2016         33.375015          37.918704           25,997.9490
--------------------------       ---------          ---------           -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.448465          15.784081        1,124,177.1115
01/01/2008 to 12/31/2008         15.784081           9.512270          975,505.0406
01/01/2009 to 12/31/2009          9.512270          12.520996          901,668.2800
01/01/2010 to 12/31/2010         12.520996          15.540993          840,865.8972
01/01/2011 to 12/31/2011         15.540993          15.121905          759,132.9446
01/01/2012 to 12/31/2012         15.121905          17.584715          625,162.9404
01/01/2013 to 12/31/2013         17.584715          24.246340          574,134.2207
01/01/2014 to 12/31/2014         24.246340          25.736259          506,474.1479
01/01/2015 to 12/31/2015         25.736259          24.882250          449,014.0953
01/01/2016 to 12/31/2016         24.882250          27.273716          407,340.1689
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.093127          10.534498           68,500.3742
01/01/2014 to 12/31/2014         10.534498          10.889748           96,020.3433
01/01/2015 to 12/31/2015         10.889748          10.763273          132,475.8191
01/01/2016 to 12/31/2016         10.763273          10.823223          157,626.8716
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038190           8.936988           51,426.6301
01/01/2009 to 12/31/2009          8.936988           9.856360          106,706.7700
01/01/2010 to 12/31/2010          9.856360          10.286561          113,737.6934
01/01/2011 to 12/31/2011         10.286561          10.704420          108,250.0578
01/01/2012 to 12/31/2012         10.704420          11.045917          142,415.8846
01/01/2013 to 04/26/2013         11.045917          11.017198                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233          416,097.8705
01/01/2013 to 12/31/2013          1.048233           1.144363          920,968.5252
01/01/2014 to 12/31/2014          1.144363           1.204158        1,132,388.8439
01/01/2015 to 12/31/2015          1.204158           1.195044        1,045,362.0894
01/01/2016 to 12/31/2016          1.195044           1.209612          919,221.2700
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.322142          12.980214          282,833.4404
01/01/2008 to 12/31/2008         12.980214           7.754770          265,323.3503
01/01/2009 to 12/31/2009          7.754770          10.741407          234,967.1000
01/01/2010 to 12/31/2010         10.741407          12.891564          276,490.7822
01/01/2011 to 12/31/2011         12.891564          12.492986          228,832.9319
01/01/2012 to 12/31/2012         12.492986          14.368003          237,826.3323
01/01/2013 to 12/31/2013         14.368003          16.553618          192,577.0310
01/01/2014 to 12/31/2014         16.553618          16.847273          188,051.9352
01/01/2015 to 12/31/2015         16.847273          16.775017          173,585.7071
01/01/2016 to 12/31/2016         16.775017          17.288762          164,893.1886
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.460946          14.056678          260,925.3834
01/01/2008 to 12/31/2008         14.056678           6.148147          296,453.3889
01/01/2009 to 12/31/2009          6.148147          10.217171          417,531.6500
01/01/2010 to 12/31/2010         10.217171          12.427597          420,296.2636
01/01/2011 to 12/31/2011         12.427597           9.938069          345,541.3417
01/01/2012 to 12/31/2012          9.938069          11.621652          329,593.0562
01/01/2013 to 12/31/2013         11.621652          10.862041          293,483.9503
01/01/2014 to 12/31/2014         10.862041           9.987536          256,318.8111
01/01/2015 to 12/31/2015          9.987536           8.467047          234,381.1192
01/01/2016 to 12/31/2016          8.467047           9.286443          232,967.4413
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997740          10.205438            5,321.2111
01/01/2011 to 12/31/2011         10.205438          10.240357           40,197.8861
01/01/2012 to 12/31/2012         10.240357          10.810264           48,305.6210
01/01/2013 to 12/31/2013         10.810264          11.041274          123,416.7389
01/01/2014 to 12/31/2014         11.041274          10.940529          123,613.6906
01/01/2015 to 12/31/2015         10.940529          10.671627          110,731.7380
01/01/2016 to 12/31/2016         10.671627          11.469943          133,659.6666
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493           63,845.2409
01/01/2012 to 12/31/2012          9.750493          10.011875           42,530.9083
01/01/2013 to 12/31/2013         10.011875           9.962344          128,771.8690
01/01/2014 to 12/31/2014          9.962344           9.902968          142,864.6283
01/01/2015 to 12/31/2015          9.902968           9.680273          147,901.9334
01/01/2016 to 12/31/2016          9.680273           9.820221          138,400.6359
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998192          10.878904                0.0000
01/01/2010 to 12/31/2010         10.878904          12.150119                0.0000
01/01/2011 to 12/31/2011         12.150119          11.912168              933.4894
01/01/2012 to 12/31/2012         11.912168          13.390224              928.7887
01/01/2013 to 12/31/2013         13.390224          13.307738              924.8209
01/01/2014 to 12/31/2014         13.307738          13.239254              920.9402
01/01/2015 to 12/31/2015         13.239254          12.480860              916.7587
01/01/2016 to 12/31/2016         12.480860          12.383990              912.5149
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.972623          13.127531        3,376,137.0305
01/01/2008 to 12/31/2008         13.127531           7.642126        2,736,238.2928
01/01/2009 to 12/31/2009          7.642126           9.971104        2,564,806.6900
01/01/2010 to 12/31/2010          9.971104          11.426466        2,376,350.7534
01/01/2011 to 12/31/2011         11.426466          10.590647        2,204,248.7187
01/01/2012 to 12/31/2012         10.590647          12.160401        1,852,048.7886
01/01/2013 to 12/31/2013         12.160401          15.490933        1,645,494.8528
01/01/2014 to 12/31/2014         15.490933          16.012798        1,519,288.1719
01/01/2015 to 12/31/2015         16.012798          15.434431        1,352,580.9116
01/01/2016 to 12/31/2016         15.434431          16.544930        1,261,551.7103
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998192           9.367651           16,351.6918
01/01/2012 to 12/31/2012          9.367651          10.421339           48,271.6300
01/01/2013 to 12/31/2013         10.421339          11.723002          514,490.4357
01/01/2014 to 12/31/2014         11.723002          12.643725          560,553.8038
01/01/2015 to 12/31/2015         12.643725          11.928444          570,488.0420
01/01/2016 to 12/31/2016         11.928444          12.714734          539,969.8142
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733          150,160.4206
01/01/2014 to 12/31/2014          1.125733           1.209859          160,038.1683
01/01/2015 to 12/31/2015          1.209859           1.175638          419,833.4004
01/01/2016 to 12/31/2016          1.175638           1.206835          290,000.0579
--------------------------        --------           --------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.983664          17.153385        2,085,655.8497
01/01/2008 to 12/31/2008         17.153385          11.840161        1,726,943.0758
01/01/2009 to 12/31/2009         11.840161          14.726955        1,608,791.1500
01/01/2010 to 12/31/2010         14.726955          17.368472        1,448,907.2423
01/01/2011 to 12/31/2011         17.368472          15.549747        1,244,250.2621
01/01/2012 to 12/31/2012         15.549747          18.044960        1,010,699.8369
01/01/2013 to 12/31/2013         18.044960          23.509085          883,845.7660
01/01/2014 to 12/31/2014         23.509085          23.521029          748,578.2897
01/01/2015 to 12/31/2015         23.521029          21.884772          644,222.9974
01/01/2016 to 12/31/2016         21.884772          28.254984          548,346.6632
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.803723          17.609666        1,967,696.5666
01/01/2008 to 12/31/2008         17.609666           9.982620        1,828,976.6456
01/01/2009 to 12/31/2009          9.982620          12.918805        1,668,104.9600
01/01/2010 to 12/31/2010         12.918805          14.156773        1,549,066.0683
01/01/2011 to 12/31/2011         14.156773          12.433506        1,350,812.8440
01/01/2012 to 12/31/2012         12.433506          14.272233        1,133,228.4509
01/01/2013 to 12/31/2013         14.272233          16.742202        1,061,602.9599
01/01/2014 to 12/31/2014         16.742202          15.323727          901,016.8833
01/01/2015 to 12/31/2015         15.323727          14.805573          793,950.2608
01/01/2016 to 12/31/2016         14.805573          14.435802          762,675.2664
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188           22,281.3534
01/01/2016 to 12/31/2016          0.961188           1.050626           58,368.3153
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.001649          11.989080        1,606,330.6049
01/01/2008 to 12/31/2008         11.989080          10.979939        1,537,761.0541
01/01/2009 to 12/31/2009         10.979939          12.749612        1,480,995.2100
01/01/2010 to 12/31/2010         12.749612          13.514326        1,324,810.7121
01/01/2011 to 12/31/2011         13.514326          14.774818        1,116,852.2692
01/01/2012 to 12/31/2012         14.774818          15.858800        1,006,520.9270
01/01/2013 to 12/31/2013         15.858800          14.152398          865,905.2721
01/01/2014 to 12/31/2014         14.152398          14.323547          744,588.3951
01/01/2015 to 12/31/2015         14.323547          13.650960          683,426.2473
01/01/2016 to 12/31/2016         13.650960          14.096791          613,675.5213
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.384722          13.102425        2,715,670.5623
01/01/2008 to 12/31/2008         13.102425          12.940264        2,357,387.3748
01/01/2009 to 12/31/2009         12.940264          15.023346        2,298,498.2300
01/01/2010 to 12/31/2010         15.023346          15.984943        2,294,342.7048
01/01/2011 to 12/31/2011         15.984943          16.222440        2,022,561.7373
01/01/2012 to 12/31/2012         16.222440          17.434855        1,851,571.8215
01/01/2013 to 12/31/2013         17.434855          16.821055        1,530,010.5386
01/01/2014 to 12/31/2014         16.821055          17.239364        1,832,037.1259
01/01/2015 to 12/31/2015         17.239364          16.958101        1,285,931.3466
01/01/2016 to 12/31/2016         16.958101          17.115911        1,111,160.2877
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998192          10.737356              0.0000
01/01/2012 to 12/31/2012         10.737356          10.893314          5,402.4113
01/01/2013 to 12/31/2013         10.893314          10.230778          1,883.3755
01/01/2014 to 12/31/2014         10.230778          10.823809         10,048.8619
01/01/2015 to 12/31/2015         10.823809          10.692470         47,890.7140
01/01/2016 to 12/31/2016         10.692470          10.656040         72,204.3594
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215398          10.734370         10,394.4291
01/01/2014 to 12/31/2014         10.734370          11.471089         12,066.6230
01/01/2015 to 12/31/2015         11.471089          11.142169         17,691.7871
01/01/2016 to 12/31/2016         11.142169          11.460248         21,146.9638
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315        308,577.9783
01/01/2013 to 12/31/2013          1.066315           1.154916        654,619.6153
01/01/2014 to 12/31/2014          1.154916           1.223934        522,760.8654
01/01/2015 to 12/31/2015          1.223934           1.193322        686,934.1292
01/01/2016 to 12/31/2016          1.193322           1.240150        634,914.9171
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.340043           8.501714          6,884.7452
01/01/2009 to 12/31/2009          8.501714          10.443805        132,954.0400
01/01/2010 to 12/31/2010         10.443805          11.530272        219,759.3797
01/01/2011 to 12/31/2011         11.530272          11.462321        263,213.3102
01/01/2012 to 12/31/2012         11.462321          12.721967        273,243.8617
01/01/2013 to 12/31/2013         12.721967          14.132010        257,319.3886
01/01/2014 to 12/31/2014         14.132010          14.708639        223,167.4958
01/01/2015 to 12/31/2015         14.708639          14.183895        206,330.3875
01/01/2016 to 12/31/2016         14.183895          14.758774        184,507.7255
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.722122           7.794369              0.0000
01/01/2009 to 12/31/2009          7.794369           9.897797         80,991.7000
01/01/2010 to 12/31/2010          9.897797          11.113919        126,411.1439
01/01/2011 to 12/31/2011         11.113919          10.699652        200,266.7385
01/01/2012 to 12/31/2012         10.699652          12.105646        177,353.2161
01/01/2013 to 12/31/2013         12.105646          14.059551        155,485.4216
01/01/2014 to 12/31/2014         14.059551          14.573355        142,951.3952
01/01/2015 to 12/31/2015         14.573355          14.003571        125,019.5478
01/01/2016 to 12/31/2016         14.003571          14.722029        110,448.3628
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.863563          56.989263        965,351.2326
01/01/2008 to 12/31/2008         56.989263          35.688706        802,246.1363
01/01/2009 to 12/31/2009         35.688706          41.561455        750,530.8800
01/01/2010 to 12/31/2010         41.561455          47.839303        669,938.7244
01/01/2011 to 12/31/2011         47.839303          45.170832        591,080.3368
01/01/2012 to 12/31/2012         45.170832          52.415371        505,469.5115
01/01/2013 to 12/31/2013         52.415371          68.971868        452,145.4821
01/01/2014 to 12/31/2014         68.971868          76.853157        400,154.9880
01/01/2015 to 12/31/2015         76.853157          72.884627        355,379.3295
01/01/2016 to 12/31/2016         72.884627          83.122416        320,064.3592
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.299611           9.602874        2,015,602.4477
01/01/2008 to 12/31/2008          9.602874           5.690788        1,747,683.5439
01/01/2009 to 12/31/2009          5.690788           8.143047        1,577,390.8100
01/01/2010 to 12/31/2010          8.143047          10.227279        1,458,464.8284
01/01/2011 to 12/31/2011         10.227279           9.894490        1,293,355.5227
01/01/2012 to 12/31/2012          9.894490          11.063337        1,134,975.7750
01/01/2013 to 12/31/2013         11.063337          14.862995        1,028,322.2309
01/01/2014 to 12/31/2014         14.862995          16.487394          910,167.9903
01/01/2015 to 12/31/2015         16.487394          17.299874          825,132.7912
01/01/2016 to 12/31/2016         17.299874          18.074487          744,930.7240
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.796888          15.115190          163,425.3883
01/01/2014 to 12/31/2014         15.115190          14.370740          140,566.8384
01/01/2015 to 12/31/2015         14.370740          13.828798          114,243.5738
01/01/2016 to 12/31/2016         13.828798          14.289529           96,047.1811
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088188           6.044506           85,953.2867
01/01/2009 to 12/31/2009          6.044506           8.475894          112,941.8400
01/01/2010 to 12/31/2010          8.475894           8.911941          134,983.9482
01/01/2011 to 12/31/2011          8.911941           7.514062          136,075.5836
01/01/2012 to 12/31/2012          7.514062           8.679548          127,225.9280
01/01/2013 to 04/26/2013          8.679548           8.994758                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.043873          14.512748           15,831.0100
01/01/2010 to 12/31/2010         14.512748          15.081921           30,973.3661
01/01/2011 to 12/31/2011         15.081921          15.896561           39,673.0290
01/01/2012 to 12/31/2012         15.896561          16.195277           36,825.3083
01/01/2013 to 12/31/2013         16.195277          15.520773           24,784.1741
01/01/2014 to 12/31/2014         15.520773          16.100319           35,309.1856
01/01/2015 to 12/31/2015         16.100319          15.827917           31,779.9998
01/01/2016 to 12/31/2016         15.827917          15.893742           30,031.5724
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.230491          10.546619        1,237,132.0960
01/01/2008 to 12/31/2008         10.546619          10.643192        2,279,913.0181
01/01/2009 to 12/31/2009         10.643192          10.495525        1,688,523.3500
01/01/2010 to 12/31/2010         10.495525          10.323764        1,254,639.8576
01/01/2011 to 12/31/2011         10.323764          10.155273        1,263,372.1225
01/01/2012 to 12/31/2012         10.155273           9.988177        1,079,350.6332
01/01/2013 to 12/31/2013          9.988177           9.824719          942,478.9489
01/01/2014 to 12/31/2014          9.824719           9.663935        1,310,797.2591
01/01/2015 to 12/31/2015          9.663935           9.505783        1,693,752.5682
01/01/2016 to 12/31/2016          9.505783           9.360705          849,417.8279
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.687034          17.478966          144,370.8124
01/01/2014 to 12/31/2014         17.478966          19.062820          120,402.9333
01/01/2015 to 12/31/2015         19.062820          19.239169          110,841.5009
01/01/2016 to 12/31/2016         19.239169          19.900387          100,181.2576
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.682656          15.486352          272,402.5802
01/01/2008 to 12/31/2008         15.486352           7.875156          269,177.9357
01/01/2009 to 12/31/2009          7.875156          11.399836          242,981.9900
01/01/2010 to 12/31/2010         11.399836          14.259327          223,910.7793
01/01/2011 to 12/31/2011         14.259327          12.979302          200,521.7353
01/01/2012 to 12/31/2012         12.979302          13.534252          178,642.0896
01/01/2013 to 04/26/2013         13.534252          14.592475                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.724679          12.845133        1,025,921.1868
01/01/2008 to 12/31/2008         12.845133           8.016809        1,273,132.0597
01/01/2009 to 12/31/2009          8.016809          11.005433        1,156,963.8300
01/01/2010 to 12/31/2010         11.005433          12.050186        1,069,844.8136
01/01/2011 to 12/31/2011         12.050186          11.879673          988,342.2311
01/01/2012 to 12/31/2012         11.879673          13.502034        1,937,479.1408
01/01/2013 to 12/31/2013         13.502034          18.159587        1,700,321.5416
01/01/2014 to 12/31/2014         18.159587          19.424182        1,468,594.0695
01/01/2015 to 12/31/2015         19.424182          21.120038        1,294,763.3470
01/01/2016 to 12/31/2016         21.120038          20.747453        1,138,807.0762
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564767           9.979690           23,404.9197
01/01/2008 to 12/31/2008          9.979690           5.712205          128,237.5495
01/01/2009 to 12/31/2009          5.712205           6.925141           92,638.5400
01/01/2010 to 12/31/2010          6.925141           7.859835          103,184.7861
01/01/2011 to 12/31/2011          7.859835           7.434600          126,575.3673
01/01/2012 to 12/31/2012          7.434600           8.239005          113,734.1583
01/01/2013 to 04/26/2013          8.239005           8.847142                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.025889          10.145899        3,508,490.0296
01/01/2008 to 12/31/2008         10.145899           5.394779        2,934,341.6345
01/01/2009 to 12/31/2009          5.394779           7.625579        2,637,785.5800
01/01/2010 to 12/31/2010          7.625579           8.205676        2,372,048.0303
01/01/2011 to 12/31/2011          8.205676           7.960229        1,982,691.8496
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.830257          16.296121        1,757,054.9099
01/01/2008 to 12/31/2008         16.296121           8.633994        1,542,217.1144
01/01/2009 to 12/31/2009          8.633994          11.991528        1,413,080.4600
01/01/2010 to 12/31/2010         11.991528          13.536401        1,242,133.3242
01/01/2011 to 12/31/2011         13.536401          14.179556        1,098,474.2262
01/01/2012 to 12/31/2012         14.179556          15.561525          922,366.7860
01/01/2013 to 12/31/2013         15.561525          20.895389          842,265.5324
01/01/2014 to 12/31/2014         20.895389          20.897477          739,785.0012
01/01/2015 to 12/31/2015         20.897477          18.568786          687,347.7130
01/01/2016 to 12/31/2016         18.568786          22.402325          635,801.0733
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064998          10.131600                0.0000
01/01/2009 to 12/31/2009         10.131600          14.222857           15,565.0400
01/01/2010 to 12/31/2010         14.222857          17.150588           22,654.7721
01/01/2011 to 12/31/2011         17.150588          14.128534           22,078.1006
01/01/2012 to 12/31/2012         14.128534          16.384184           17,666.9102
01/01/2013 to 12/31/2013         16.384184          20.564521           29,222.3590
01/01/2014 to 12/31/2014         20.564521          18.873780           41,082.0288
01/01/2015 to 12/31/2015         18.873780          19.633341           51,561.2982
01/01/2016 to 12/31/2016         19.633341          20.437259           48,767.0155
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.197264          22.555955           38,780.6049
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.896490          15.784564            6,087.7200
01/01/2010 to 12/31/2010         15.784564          17.999926           14,439.5050
01/01/2011 to 12/31/2011         17.999926          16.843308           15,740.1313
01/01/2012 to 12/31/2012         16.843308          18.285402           15,193.0138
01/01/2013 to 12/31/2013         18.285402          23.870178           13,574.9735
01/01/2014 to 12/31/2014         23.870178          26.046242           12,644.4162
01/01/2015 to 12/31/2015         26.046242          25.555785            8,856.2281
01/01/2016 to 04/29/2016         25.555785          25.694247                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.389697          14.780208        3,235,152.8647
01/01/2008 to 12/31/2008         14.780208           8.801293        2,855,392.4628
01/01/2009 to 12/31/2009          8.801293          11.412672        2,653,168.9500
01/01/2010 to 12/31/2010         11.412672          12.552562        2,418,536.6837
01/01/2011 to 12/31/2011         12.552562          11.831530        2,063,281.4749
01/01/2012 to 12/31/2012         11.831530          13.115000        1,797,494.5240
01/01/2013 to 12/31/2013         13.115000          17.225755        1,590,446.0032
01/01/2014 to 12/31/2014         17.225755          18.713913        1,371,646.8712
01/01/2015 to 12/31/2015         18.713913          18.824888        1,221,059.0128
01/01/2016 to 12/31/2016         18.824888          19.841206        1,078,220.9427
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247          308,802.4186
01/01/2015 to 12/31/2015         13.883247          13.576085          290,553.4846
01/01/2016 to 12/31/2016         13.576085          13.958866          313,482.7621
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        5,054,313.8807
01/01/2015 to 12/31/2015         14.601206          14.208099        4,316,088.6734
01/01/2016 to 12/31/2016         14.208099          14.826400        3,683,315.8229
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.099798          11.563424        2,224,232.6638
01/01/2008 to 12/31/2008         11.563424           9.024871        2,777,781.9659
01/01/2009 to 12/31/2009          9.024871          10.910781        2,704,784.3300
01/01/2010 to 12/31/2010         10.910781          11.902368        2,415,292.3229
01/01/2011 to 12/31/2011         11.902368          11.915859        2,071,229.5478
01/01/2012 to 12/31/2012         11.915859          12.998689        1,888,641.7417
01/01/2013 to 12/31/2013         12.998689          13.946884        1,392,031.3223
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.543319          12.058129         5,756,684.0520
01/01/2008 to 12/31/2008         12.058129           8.726651         5,861,938.5294
01/01/2009 to 12/31/2009          8.726651          10.823073         5,350,458.7400
01/01/2010 to 12/31/2010         10.823073          11.966086         5,372,615.9347
01/01/2011 to 12/31/2011         11.966086          11.756922         4,969,076.3527
01/01/2012 to 12/31/2012         11.756922          12.996773         4,745,072.8113
01/01/2013 to 12/31/2013         12.996773          14.602732         4,359,246.8374
01/01/2014 to 04/25/2014         14.602732          14.655843                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302         9,465,462.5687
01/01/2015 to 12/31/2015         15.129302          14.693033         8,564,468.9136
01/01/2016 to 12/31/2016         14.693033          15.479490         7,735,382.5940
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.061156          12.441938        15,796,918.8197
01/01/2008 to 12/31/2008         12.441938           8.329388        13,278,980.7300
01/01/2009 to 12/31/2009          8.329388          10.514679        12,453,849.6200
01/01/2010 to 12/31/2010         10.514679          11.747788        11,820,777.9003
01/01/2011 to 12/31/2011         11.747788          11.359161        10,865,202.8923
01/01/2012 to 12/31/2012         11.359161          12.728775         9,785,540.5006
01/01/2013 to 12/31/2013         12.728775          14.951838         8,843,397.9198
01/01/2014 to 04/25/2014         14.951838          14.961059                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172         9,790,075.5260
01/01/2015 to 12/31/2015         15.189172          14.687175         8,694,683.7937
01/01/2016 to 12/31/2016         14.687175          15.622911         8,006,329.1257
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.717038          13.096001        15,110,937.6858
01/01/2008 to 12/31/2008         13.096001           8.003254        12,962,794.4733
01/01/2009 to 12/31/2009          8.003254          10.241709        11,891,979.8100
01/01/2010 to 12/31/2010         10.241709          11.634653        11,004,863.4431
01/01/2011 to 12/31/2011         11.634653          11.001334        10,341,720.9605
01/01/2012 to 12/31/2012         11.001334          12.521385         9,561,677.4265
01/01/2013 to 12/31/2013         12.521385          15.508286         8,786,674.2764
01/01/2014 to 04/25/2014         15.508286          15.433457                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           7.021527           262,110.1588
01/01/2009 to 12/31/2009          7.021527           8.878574           293,960.8200
01/01/2010 to 12/31/2010          8.878574           9.610672           266,561.9744
01/01/2011 to 12/31/2011          9.610672           9.287285           283,205.0557
01/01/2012 to 12/31/2012          9.287285          10.607388           279,143.4017
01/01/2013 to 04/26/2013         10.607388          11.410352                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.838586          13.487845            2,072.8500
01/01/2010 to 12/31/2010         13.487845          16.705911           10,342.1119
01/01/2011 to 12/31/2011         16.705911          16.065053            9,969.6013
01/01/2012 to 12/31/2012         16.065053          18.529086            8,479.9269
01/01/2013 to 12/31/2013         18.529086          24.195498           13,737.9080
01/01/2014 to 12/31/2014         24.195498          25.992035           35,548.2335
01/01/2015 to 12/31/2015         25.992035          24.882127           27,650.9840
01/01/2016 to 12/31/2016         24.882127          29.390215           35,605.7901
--------------------------       ---------          ---------           -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.117210          13.543213        1,579,360.1615
01/01/2008 to 12/31/2008         13.543213           8.357499        1,393,918.2619
01/01/2009 to 12/31/2009          8.357499          10.351595        1,226,695.0300
01/01/2010 to 12/31/2010         10.351595          11.657741        1,346,479.1378
01/01/2011 to 12/31/2011         11.657741          11.654879        1,230,637.7469
01/01/2012 to 12/31/2012         11.654879          13.231815        1,155,970.9841
01/01/2013 to 12/31/2013         13.231815          17.141038        1,039,069.1187
01/01/2014 to 12/31/2014         17.141038          19.069063          841,400.8164
01/01/2015 to 12/31/2015         19.069063          18.928314          924,061.2335
01/01/2016 to 12/31/2016         18.928314          20.737852          898,821.1768
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.211505          21.243229           72,137.0759
01/01/2014 to 12/31/2014         21.243229          23.102581           89,260.1969
01/01/2015 to 12/31/2015         23.102581          22.641679           98,788.7270
01/01/2016 to 12/31/2016         22.641679          25.410414          123,876.2470
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767            9,453.2347
01/01/2009 to 12/31/2009          6.588767           8.093684           24,509.4300
01/01/2010 to 12/31/2010          8.093684           8.838888           71,536.1939
01/01/2011 to 12/31/2011          8.838888           8.646988          118,095.6921
01/01/2012 to 12/31/2012          8.646988           9.688314          132,449.8123
01/01/2013 to 04/26/2013          9.688314          10.604251                0.0000
--------------------------       ---------          ---------        --------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.989316          11.564961            1,467.1300
01/01/2010 to 12/31/2010         11.564961          12.259062            4,185.2722
01/01/2011 to 12/31/2011         12.259062          10.533011            1,913.4036
01/01/2012 to 12/31/2012         10.533011          12.218310            3,495.4537
01/01/2013 to 12/31/2013         12.218310          14.594792            7,174.3472
01/01/2014 to 12/31/2014         14.594792          13.447120           26,027.4520
01/01/2015 to 12/31/2015         13.447120          13.053662           29,146.2181
01/01/2016 to 12/31/2016         13.053662          12.964422           27,701.7814
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.035819          19.991446          400,167.7423
01/01/2014 to 12/31/2014         19.991446          19.605190          323,799.9808
01/01/2015 to 12/31/2015         19.605190          19.357631          272,416.3537
01/01/2016 to 12/31/2016         19.357631          22.543309          248,139.6339
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.136462          15.440795        795,947.1799
01/01/2008 to 12/31/2008         15.440795           9.370413        675,629.1812
01/01/2009 to 12/31/2009          9.370413          12.605418        635,887.0600
01/01/2010 to 12/31/2010         12.605418          15.233624        570,970.5189
01/01/2011 to 12/31/2011         15.233624          14.194208        521,137.8097
01/01/2012 to 12/31/2012         14.194208          14.698643        461,962.5126
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.143198          13.692928          6,939.7400
01/01/2010 to 12/31/2010         13.692928          17.044476         13,426.2509
01/01/2011 to 12/31/2011         17.044476          16.040482         14,019.9739
01/01/2012 to 12/31/2012         16.040482          18.292316         16,590.4872
01/01/2013 to 12/31/2013         18.292316          24.852244         38,474.9412
01/01/2014 to 12/31/2014         24.852244          25.601821         38,262.1733
01/01/2015 to 12/31/2015         25.601821          24.040426         41,172.4661
01/01/2016 to 12/31/2016         24.040426          28.595307         56,272.2719
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         41.020248          51.708229        107,534.1052
01/01/2014 to 12/31/2014         51.708229          55.351098        101,610.5665
01/01/2015 to 12/31/2015         55.351098          60.168942         89,328.3608
01/01/2016 to 12/31/2016         60.168942          60.090876         82,176.8858
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.865207           6.293680        952,541.5610
01/01/2008 to 12/31/2008          6.293680           3.438596        731,116.4622
01/01/2009 to 12/31/2009          3.438596           5.377075        743,572.9600
01/01/2010 to 12/31/2010          5.377075           6.753719        742,792.2380
01/01/2011 to 12/31/2011          6.753719           5.986033        639,629.6640
01/01/2012 to 12/31/2012          5.986033           6.601045        571,351.2899
01/01/2013 to 04/26/2013          6.601045           6.897369              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.612720          14.743903              0.0000
01/01/2010 to 12/31/2010         14.743903          18.712143            311.9695
01/01/2011 to 12/31/2011         18.712143          15.337245            310.0731
01/01/2012 to 12/31/2012         15.337245          15.473865            308.4450
01/01/2013 to 12/31/2013         15.473865          16.857599            306.9835
01/01/2014 to 12/31/2014         16.857599          13.460325            305.4701
01/01/2015 to 12/31/2015         13.460325           8.902713            303.8955
01/01/2016 to 12/31/2016          8.902713          12.587406            302.2954
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.421115          29.430098        515,612.2197
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.238141          19.113056          1,324,544.3157
01/01/2008 to 12/31/2008      19.113056          15.302076          1,044,717.9385
01/01/2009 to 12/31/2009      15.302076          20.586701            930,733.7000
01/01/2010 to 12/31/2010      20.586701          22.875466            818,625.6143
01/01/2011 to 12/31/2011      22.875466          23.505333            703,675.9571
01/01/2012 to 12/31/2012      23.505333          26.111964            608,129.8877
01/01/2013 to 12/31/2013      26.111964          27.734056            714,797.8730
01/01/2014 to 12/31/2014      27.734056          28.597570            477,493.9343
01/01/2015 to 12/31/2015      28.597570          27.517908            414,873.5296
01/01/2016 to 04/29/2016      27.517908          28.330980                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      29.001430          30.057318             56,888.4338
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.765934          12.338270             34,899.8661
01/01/2011 to 12/31/2011      12.338270          12.556481             71,129.6431
01/01/2012 to 12/31/2012      12.556481          13.764649             96,105.8755
01/01/2013 to 12/31/2013      13.764649          13.730420            106,240.4896
01/01/2014 to 12/31/2014      13.730420          14.105743            124,152.5290
01/01/2015 to 12/31/2015      14.105743          13.672696            133,615.7594
01/01/2016 to 04/29/2016      13.672696          14.000232                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.692541          16.056909            557,507.2711
01/01/2008 to 12/31/2008      16.056909          15.709391            617,231.7009
01/01/2009 to 12/31/2009      15.709391          16.082823            531,978.0400
01/01/2010 to 12/31/2010      16.082823          16.688556            535,493.8818
01/01/2011 to 12/31/2011      16.688556          17.280596            544,529.0869
01/01/2012 to 12/31/2012      17.280596          17.514328            415,049.8305
01/01/2013 to 12/31/2013      17.514328          17.071751            351,807.6241
01/01/2014 to 12/31/2014      17.071751          17.220600            283,553.5725
01/01/2015 to 12/31/2015      17.220600          16.990796            223,749.0597
01/01/2016 to 12/31/2016      16.990796          16.883434            208,761.7901

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.183282          10.506265         7,885,757.5088
01/01/2013 to 12/31/2013         10.506265          11.474744         7,558,395.9363
01/01/2014 to 12/31/2014         11.474744          12.104244         6,812,970.5138
01/01/2015 to 12/31/2015         12.104244          11.963151         6,316,179.3101
01/01/2016 to 12/31/2016         11.963151          12.178353         5,764,592.9691
--------------------------       ---------          ---------         --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898            91,213.1403
01/01/2015 to 12/31/2015          1.037898           1.009859         1,016,226.1903
01/01/2016 to 12/31/2016          1.009859           1.012137         1,138,770.1828
--------------------------       ---------          ---------         --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008082           6.994767         5,247,184.9940
01/01/2009 to 12/31/2009          6.994767           8.889143        10,533,141.1100
01/01/2010 to 12/31/2010          8.889143           9.797260        14,118,265.4310
01/01/2011 to 12/31/2011          9.797260           9.422832        15,174,256.5760
01/01/2012 to 12/31/2012          9.422832          10.511129        14,559,008.3347
01/01/2013 to 12/31/2013         10.511129          12.242973        13,341,702.2998
01/01/2014 to 12/31/2014         12.242973          12.758332        14,084,098.2402
01/01/2015 to 12/31/2015         12.758332          12.448539        11,930,285.7531
01/01/2016 to 12/31/2016         12.448539          13.187937        11,642,578.6763
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998082           6.344471         8,002,848.2166
01/01/2009 to 12/31/2009          6.344471           8.356591        10,510,242.2000
01/01/2010 to 12/31/2010          8.356591           9.318900        10,880,598.4195
01/01/2011 to 12/31/2011          9.318900           8.724143        10,335,102.1630
01/01/2012 to 12/31/2012          8.724143           9.957163         9,598,131.9531
01/01/2013 to 12/31/2013          9.957163          12.241176         9,920,133.1742
01/01/2014 to 12/31/2014         12.241176          12.797185         9,667,360.0381
01/01/2015 to 12/31/2015         12.797185          12.480129         9,519,750.8073
01/01/2016 to 12/31/2016         12.480129          13.362298         9,054,112.4329
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988083           5.745775         1,456,159.9271
01/01/2009 to 12/31/2009          5.745775           7.841818         3,183,724.2100
01/01/2010 to 12/31/2010          7.841818           9.118054         3,567,753.3446
01/01/2011 to 12/31/2011          9.118054           8.547889         3,779,309.3913
01/01/2012 to 12/31/2012          8.547889           9.861290         3,496,682.2292
01/01/2013 to 12/31/2013          9.861290          12.576555         3,014,569.2270
01/01/2014 to 12/31/2014         12.576555          13.369741         2,791,364.6026
01/01/2015 to 12/31/2015         13.369741          13.990630         2,445,514.7955
01/01/2016 to 12/31/2016         13.990630          14.998904         2,259,572.2591
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018081           7.666872         3,358,104.7617
01/01/2009 to 12/31/2009          7.666872           9.296538         6,412,208.1800
01/01/2010 to 12/31/2010          9.296538          10.040347         7,414,291.3554
01/01/2011 to 12/31/2011         10.040347           9.885409         6,888,105.6463
01/01/2012 to 12/31/2012          9.885409          10.765856         6,344,947.1232
01/01/2013 to 12/31/2013         10.765856          12.009466         5,941,123.4244
01/01/2014 to 12/31/2014         12.009466          12.520354         5,519,929.3776
01/01/2015 to 12/31/2015         12.520354          12.213823         4,899,583.7886
01/01/2016 to 12/31/2016         12.213823          12.843658         4,788,458.0306
--------------------------       ---------          ---------        ---------------


                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.113091          11.492134       11,347,962.7076
01/01/2013 to 12/31/2013          11.492134          10.909788        8,044,991.6999
01/01/2014 to 12/31/2014          10.909788          11.149090        6,600,461.7443
01/01/2015 to 12/31/2015          11.149090           9.906825        5,077,637.6431
01/01/2016 to 12/31/2016           9.906825          10.607334        4,500,670.2739
--------------------------        ---------          ---------       ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.939093          10.236873       11,694,984.7966
01/01/2013 to 12/31/2013          10.236873          11.096263       11,047,910.5106
01/01/2014 to 12/31/2014          11.096263          11.548820       10,025,429.9797
01/01/2015 to 12/31/2015          11.548820          11.336124        9,336,715.9611
01/01/2016 to 12/31/2016          11.336124          11.633112        8,512,617.3193
--------------------------        ---------          ---------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.140545          12.045782           63,449.2645
01/01/2009 to 12/31/2009          12.045782          17.358689          478,831.8600
01/01/2010 to 12/31/2010          17.358689          19.748068          660,198.8705
01/01/2011 to 12/31/2011          19.748068          19.861185          870,932.7152
01/01/2012 to 12/31/2012          19.861185          22.743320          981,519.8349
01/01/2013 to 12/31/2013          22.743320          24.434687          830,339.2561
01/01/2014 to 12/31/2014          24.434687          24.802021          596,045.2187
01/01/2015 to 12/31/2015          24.802021          23.385369          586,471.2775
01/01/2016 to 12/31/2016          23.385369          26.191865          651,769.4115
--------------------------        ---------          ---------       ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.271313          16.093623          623,725.2338
01/01/2008 to 12/31/2008          16.093623           9.223364          622,936.2140
01/01/2009 to 12/31/2009           9.223364          12.211480          648,040.3300
01/01/2010 to 12/31/2010          12.211480          13.932543          685,456.0405
01/01/2011 to 12/31/2011          13.932543          12.926451          700,323.8114
01/01/2012 to 12/31/2012          12.926451          16.002101          679,389.0126
01/01/2013 to 12/31/2013          16.002101          16.282017          613,726.2284
01/01/2014 to 12/31/2014          16.282017          18.122311          766,114.7711
01/01/2015 to 12/31/2015          18.122311          17.558323          698,274.6675
01/01/2016 to 12/31/2016          17.558323          17.404553          659,523.4915
--------------------------        ---------          ---------       ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.643879           7.680812        1,431,667.2461
01/01/2008 to 12/31/2008           7.680812           4.599793        1,377,219.8223
01/01/2009 to 12/31/2009           4.599793           6.009860        1,325,321.0600
01/01/2010 to 12/31/2010           6.009860           7.310444        1,348,207.2206
01/01/2011 to 12/31/2011           7.310444           7.417176        2,092,369.8231
01/01/2012 to 12/31/2012           7.417176           8.636667        1,876,364.4859
01/01/2013 to 12/31/2013           8.636667          12.357081        2,349,066.1444
01/01/2014 to 12/31/2014          12.357081          14.436842        2,617,829.6241
01/01/2015 to 12/31/2015          14.436842          13.613734        2,596,366.5865
01/01/2016 to 12/31/2016          13.613734          13.736148        2,293,067.4522
--------------------------        ---------          ---------       ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         137.018308         140.581867           10,624.6157
01/01/2011 to 12/31/2011         140.581867         127.724425           16,857.9907
01/01/2012 to 12/31/2012         127.724425         153.754409           22,053.2380
01/01/2013 to 12/31/2013         153.754409         194.579444           26,499.0277
01/01/2014 to 04/25/2014         194.579444         202.393676                0.0000
--------------------------       ----------         ----------       ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.122610          10.283068           381,548.3832
01/01/2008 to 12/31/2008         10.283068           4.585552           554,297.9649
01/01/2009 to 12/31/2009          4.585552           6.216925           652,519.2600
01/01/2010 to 12/31/2010          6.216925           6.557220           652,925.8722
01/01/2011 to 04/29/2011          6.557220           6.964406                 0.0000
--------------------------       ---------          ---------           ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.016817          15.211790         1,247,775.3144
01/01/2008 to 12/31/2008         15.211790           9.554730         1,047,271.3928
01/01/2009 to 12/31/2009          9.554730          12.421876           914,513.7100
01/01/2010 to 12/31/2010         12.421876          15.164455           953,902.7563
01/01/2011 to 12/31/2011         15.164455          13.964054         1,012,675.9693
01/01/2012 to 12/31/2012         13.964054          16.206485           904,895.6265
01/01/2013 to 12/31/2013         16.206485          21.125154           789,284.0815
01/01/2014 to 12/31/2014         21.125154          23.504834           706,298.1781
01/01/2015 to 12/31/2015         23.504834          20.990857           584,483.8168
01/01/2016 to 12/31/2016         20.990857          23.346014           519,154.7064
--------------------------       ---------          ---------         --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.635353          19.077046         2,661,988.0151
01/01/2008 to 12/31/2008         19.077046          11.081126         2,186,620.7535
01/01/2009 to 12/31/2009         11.081126          16.884571         2,285,000.0700
01/01/2010 to 12/31/2010         16.884571          19.316214         2,291,484.2055
01/01/2011 to 12/31/2011         19.316214          16.275690         2,315,908.7036
01/01/2012 to 12/31/2012         16.275690          20.670059         2,030,456.0944
01/01/2013 to 12/31/2013         20.670059          26.504545         1,937,964.8981
01/01/2014 to 12/31/2014         26.504545          24.536719         1,902,582.2460
01/01/2015 to 12/31/2015         24.536719          23.020700         1,768,822.4687
01/01/2016 to 12/31/2016         23.020700          24.471249         1,625,716.8478
--------------------------       ---------          ---------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471        13,589,493.2558
01/01/2013 to 12/31/2013          1.045471           1.046454        15,261,092.5902
01/01/2014 to 12/31/2014          1.046454           1.085687        13,343,071.8871
01/01/2015 to 12/31/2015          1.085687           1.021990        12,326,232.6915
01/01/2016 to 12/31/2016          1.021990           1.121928        14,226,390.9689
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.919227          11.419472           696,720.6931
01/01/2008 to 12/31/2008         11.419472           7.191079           588,494.4139
01/01/2009 to 12/31/2009          7.191079           8.945174           825,956.7100
01/01/2010 to 12/31/2010          8.945174          10.097738           887,283.3967
01/01/2011 to 12/31/2011         10.097738           9.777703           958,064.8916
01/01/2012 to 12/31/2012          9.777703          11.386622         1,057,626.4723
01/01/2013 to 12/31/2013         11.386622          15.149305         1,014,461.6831
01/01/2014 to 12/31/2014         15.149305          16.272764         1,419,527.6653
01/01/2015 to 12/31/2015         16.272764          15.035650         1,501,128.4135
01/01/2016 to 12/31/2016         15.035650          17.330567         1,508,561.1568
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.259921          15.945964            75,217.6085
01/01/2009 to 12/31/2009         15.945964          19.827088           140,201.6200
01/01/2010 to 12/31/2010         19.827088          24.457039           184,270.7338
01/01/2011 to 12/31/2011         24.457039          23.144786           209,167.5949
01/01/2012 to 12/31/2012         23.144786          26.083594           169,738.4607
01/01/2013 to 12/31/2013         26.083594          33.398816           144,128.0560
01/01/2014 to 12/31/2014         33.398816          35.984283           195,788.3785
01/01/2015 to 12/31/2015         35.984283          32.184148           222,380.3688
01/01/2016 to 12/31/2016         32.184148          36.529158           230,168.7809
--------------------------       ---------          ---------           ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.373156          15.686028         1,054,768.7555
01/01/2008 to 12/31/2008         15.686028           9.443675           868,227.7341
01/01/2009 to 12/31/2009          9.443675          12.418277           895,988.1400
01/01/2010 to 12/31/2010         12.418277          15.398109           846,016.4778
01/01/2011 to 12/31/2011         15.398109          14.967924           864,736.8237
01/01/2012 to 12/31/2012         14.967924          17.388169           784,137.3610
01/01/2013 to 12/31/2013         17.388169          23.951394           745,938.6184
01/01/2014 to 12/31/2014         23.951394          25.397771           657,045.6631
01/01/2015 to 12/31/2015         25.397771          24.530441           600,854.5033
01/01/2016 to 12/31/2016         24.530441          26.861220           583,220.6116
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.037623          10.474723         2,046,645.1401
01/01/2014 to 12/31/2014         10.474723          10.817135         1,908,590.6666
01/01/2015 to 12/31/2015         10.817135          10.680816         1,482,994.2190
01/01/2016 to 12/31/2016         10.680816          10.729571         1,450,260.0646
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038080           8.930842           431,668.6010
01/01/2009 to 12/31/2009          8.930842           9.839740         1,765,576.4200
01/01/2010 to 12/31/2010          9.839740          10.258953         2,205,932.0204
01/01/2011 to 12/31/2011         10.258953          10.665052         2,868,667.9830
01/01/2012 to 12/31/2012         10.665052          10.994233         2,799,901.7734
01/01/2013 to 04/26/2013         10.994233          10.965528                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513         5,781,678.2976
01/01/2013 to 12/31/2013          1.047513           1.142433        17,565,443.6952
01/01/2014 to 12/31/2014          1.142433           1.200926        20,522,830.2597
01/01/2015 to 12/31/2015          1.200926           1.190645        21,235,917.2204
01/01/2016 to 12/31/2016          1.190645           1.203955        20,275,621.1757
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.315213          12.958474           467,262.5377
01/01/2008 to 12/31/2008         12.958474           7.734002           574,062.5074
01/01/2009 to 12/31/2009          7.734002          10.701942           674,507.5800
01/01/2010 to 12/31/2010         10.701942          12.831376           989,430.4260
01/01/2011 to 12/31/2011         12.831376          12.422254           897,186.6595
01/01/2012 to 12/31/2012         12.422254          14.272304           804,009.2089
01/01/2013 to 12/31/2013         14.272304          16.426933           684,376.7472
01/01/2014 to 12/31/2014         16.426933          16.701626           574,929.7539
01/01/2015 to 12/31/2015         16.701626          16.613369           499,172.6241
01/01/2016 to 12/31/2016         16.613369          17.105049           417,506.6311
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.453918          14.033128           553,272.4136
01/01/2008 to 12/31/2008         14.033128           6.131668           684,455.5441
01/01/2009 to 12/31/2009          6.131668          10.179606         1,107,585.9100
01/01/2010 to 12/31/2010         10.179606          12.369549         1,467,135.4771
01/01/2011 to 12/31/2011         12.369549           9.881769         1,629,712.7032
01/01/2012 to 12/31/2012          9.881769          11.544206         1,554,775.7798
01/01/2013 to 12/31/2013         11.544206          10.778868         1,596,472.0004
01/01/2014 to 12/31/2014         10.778868           9.901143         1,558,190.3139
01/01/2015 to 12/31/2015          9.901143           8.385404         1,612,334.0163
01/01/2016 to 12/31/2016          8.385404           9.187708         1,437,497.2226
--------------------------       ---------          ---------         --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997603          10.198534           192,719.0026
01/01/2011 to 12/31/2011         10.198534          10.223228           416,310.5234
01/01/2012 to 12/31/2012         10.223228          10.781338           538,503.6132
01/01/2013 to 12/31/2013         10.781338          11.000723           617,200.0755
01/01/2014 to 12/31/2014         11.000723          10.889452           409,711.8571
01/01/2015 to 12/31/2015         10.889452          10.611186           554,028.0772
01/01/2016 to 12/31/2016         10.611186          11.393584           580,528.7140
--------------------------       ---------          ---------         --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895           174,811.0396
01/01/2012 to 12/31/2012          9.743895           9.995045           363,101.3683
01/01/2013 to 12/31/2013          9.995045           9.935655         1,084,378.0769
01/01/2014 to 12/31/2014          9.935655           9.866566         1,217,483.6779
01/01/2015 to 12/31/2015          9.866566           9.635047         1,639,593.8880
01/01/2016 to 12/31/2016          9.635047           9.764572         1,436,270.8923
--------------------------       ---------          ---------         --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998082          10.871607            33,709.3600
01/01/2010 to 12/31/2010         10.871607          12.129841           150,154.6529
01/01/2011 to 12/31/2011         12.129841          11.880428           123,804.7905
01/01/2012 to 12/31/2012         11.880428          13.341128            79,334.4361
01/01/2013 to 12/31/2013         13.341128          13.245689            77,744.4143
01/01/2014 to 12/31/2014         13.245689          13.164349            73,911.1003
01/01/2015 to 12/31/2015         13.164349          12.397834            71,298.4042
01/01/2016 to 12/31/2016         12.397834          12.289311            67,262.3202
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.944726          13.086132         7,321,485.5993
01/01/2008 to 12/31/2008         13.086132           7.610366         6,490,225.9388
01/01/2009 to 12/31/2009          7.610366           9.919738         6,596,854.5000
01/01/2010 to 12/31/2010          9.919738          11.356251         6,341,797.8258
01/01/2011 to 12/31/2011         11.356251          10.515063         6,261,087.1205
01/01/2012 to 12/31/2012         10.515063          12.061485         5,606,319.8885
01/01/2013 to 12/31/2013         12.061485          15.349577         5,575,504.0722
01/01/2014 to 12/31/2014         15.349577          15.850816         5,069,985.6793
01/01/2015 to 12/31/2015         15.850816          15.263021         4,614,295.0948
01/01/2016 to 12/31/2016         15.263021          16.344835         4,024,702.7736
--------------------------       ---------          ---------         --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852        11,258,006.2754
01/01/2013 to 12/31/2013         10.403852          11.691635        14,685,723.6325
01/01/2014 to 12/31/2014         11.691635          12.597290        14,755,323.6626
01/01/2015 to 12/31/2015         12.597290          11.872752        13,963,572.9500
01/01/2016 to 12/31/2016         11.872752          12.642725        13,075,071.6191
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426        4,035,944.2235
01/01/2014 to 12/31/2014          1.124426           1.207247        8,831,029.0449
01/01/2015 to 12/31/2015          1.207247           1.171927        9,947,645.3200
01/01/2016 to 12/31/2016          1.171927           1.201823        9,640,467.1588
--------------------------        --------           --------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.899981          17.056395        2,005,086.4356
01/01/2008 to 12/31/2008         17.056395          11.761385        1,817,125.4864
01/01/2009 to 12/31/2009         11.761385          14.614344        1,803,390.9400
01/01/2010 to 12/31/2010         14.614344          17.218453        1,788,638.5263
01/01/2011 to 12/31/2011         17.218453          15.400050        1,745,938.9641
01/01/2012 to 12/31/2012         15.400050          17.853291        1,477,939.5884
01/01/2013 to 12/31/2013         17.853291          23.236144        1,236,327.3402
01/01/2014 to 12/31/2014         23.236144          23.224704        1,048,635.0053
01/01/2015 to 12/31/2015         23.224704          21.587449          891,044.7786
01/01/2016 to 12/31/2016         21.587449          27.843274          767,078.9633
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.732735          17.512947        1,754,022.5344
01/01/2008 to 12/31/2008         17.512947           9.917813        1,735,239.5436
01/01/2009 to 12/31/2009          9.917813          12.822103        1,657,959.1500
01/01/2010 to 12/31/2010         12.822103          14.036777        1,558,754.1578
01/01/2011 to 12/31/2011         14.036777          12.315804        1,451,252.3352
01/01/2012 to 12/31/2012         12.315804          14.122923        1,356,246.8699
01/01/2013 to 12/31/2013         14.122923          16.550500        1,220,678.8154
01/01/2014 to 12/31/2014         16.550500          15.133116        1,100,374.5092
01/01/2015 to 12/31/2015         15.133116          14.606784        1,037,707.0313
01/01/2016 to 12/31/2016         14.606784          14.227740          951,290.4147
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089                0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564          177,860.9089
01/01/2016 to 12/31/2016          0.959564           1.047802        2,545,765.7390
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.961391          11.933208        2,084,242.4959
01/01/2008 to 12/31/2008         11.933208          10.917813        2,251,813.4076
01/01/2009 to 12/31/2009         10.917813          12.664811        3,251,441.7700
01/01/2010 to 12/31/2010         12.664811          13.411023        3,828,808.8985
01/01/2011 to 12/31/2011         13.411023          14.647270        3,925,981.3901
01/01/2012 to 12/31/2012         14.647270          15.706100        3,926,677.4296
01/01/2013 to 12/31/2013         15.706100          14.002111        3,292,234.6182
01/01/2014 to 12/31/2014         14.002111          14.157275        2,842,547.0512
01/01/2015 to 12/31/2015         14.157275          13.479002        2,435,278.1898
01/01/2016 to 12/31/2016         13.479002          13.905304        2,252,194.0343
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.329076          13.030449        2,573,935.4892
01/01/2008 to 12/31/2008         13.030449          12.856283        3,279,295.3815
01/01/2009 to 12/31/2009         12.856283          14.910936        6,136,350.1700
01/01/2010 to 12/31/2010         14.910936          15.849486        7,981,182.9396
01/01/2011 to 12/31/2011         15.849486          16.068936        7,781,167.3270
01/01/2012 to 12/31/2012         16.068936          17.252528        7,561,249.3533
01/01/2013 to 12/31/2013         17.252528          16.628506        6,568,373.0291
01/01/2014 to 12/31/2014         16.628506          17.024993        5,751,741.4106
01/01/2015 to 12/31/2015         17.024993          16.730484        4,325,908.6290
01/01/2016 to 12/31/2016         16.730484          16.869299        3,916,493.3498
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038         2,787,496.6231
01/01/2013 to 12/31/2013         10.875038          10.203401         1,546,251.6604
01/01/2014 to 12/31/2014         10.203401          10.784057         1,470,145.5307
01/01/2015 to 12/31/2015         10.784057          10.642551         1,256,532.6004
01/01/2016 to 12/31/2016         10.642551          10.595690         1,238,912.6121
--------------------------       ---------          ---------         --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215119          10.726847           285,431.0588
01/01/2014 to 12/31/2014         10.726847          11.451591           602,332.8281
01/01/2015 to 12/31/2015         11.451591          11.112109         2,008,844.4763
01/01/2016 to 12/31/2016         11.112109          11.417906         1,916,016.7790
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582         6,185,048.1704
01/01/2013 to 12/31/2013          1.065582           1.152969        15,375,194.1818
01/01/2014 to 12/31/2014          1.152969           1.220650        15,798,590.7675
01/01/2015 to 12/31/2015          1.220650           1.188929        21,496,129.4921
01/01/2016 to 12/31/2016          1.188929           1.234350        20,030,101.6592
--------------------------       ---------          ---------        ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.314090           8.474073            19,886.2648
01/01/2009 to 12/31/2009          8.474073          10.399444         1,426,873.3400
01/01/2010 to 12/31/2010         10.399444          11.469830         2,651,157.7338
01/01/2011 to 12/31/2011         11.469830          11.390862         3,418,486.3701
01/01/2012 to 12/31/2012         11.390862          12.629955         3,190,895.8286
01/01/2013 to 12/31/2013         12.629955          14.015779         2,715,902.3492
01/01/2014 to 12/31/2014         14.015779          14.573082         2,572,478.0647
01/01/2015 to 12/31/2015         14.573082          14.039123         2,255,037.4453
01/01/2016 to 12/31/2016         14.039123          14.593535         2,070,850.8473
--------------------------       ---------          ---------        ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.698088           7.769023            17,504.5765
01/01/2009 to 12/31/2009          7.769023           9.855748         1,015,436.6800
01/01/2010 to 12/31/2010          9.855748          11.055654         1,566,354.6843
01/01/2011 to 12/31/2011         11.055654          10.632939         2,207,831.6137
01/01/2012 to 12/31/2012         10.632939          12.018082         2,284,146.2814
01/01/2013 to 12/31/2013         12.018082          13.943906         2,271,589.9336
01/01/2014 to 12/31/2014         13.943906          14.439035         2,188,708.7904
01/01/2015 to 12/31/2015         14.439035          13.860629         1,603,432.1289
01/01/2016 to 12/31/2016         13.860629          14.557192         1,426,111.1610
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.612548          56.676164           903,235.4541
01/01/2008 to 12/31/2008         56.676164          35.456933           791,091.4221
01/01/2009 to 12/31/2009         35.456933          41.250240           762,544.7100
01/01/2010 to 12/31/2010         41.250240          47.433661           707,005.2441
01/01/2011 to 12/31/2011         47.433661          44.743119           635,043.3189
01/01/2012 to 12/31/2012         44.743119          51.866902           590,548.9292
01/01/2013 to 12/31/2013         51.866902          68.181976           576,258.1376
01/01/2014 to 12/31/2014         68.181976          75.897068           553,574.9940
01/01/2015 to 12/31/2015         75.897068          71.905935           475,033.8810
01/01/2016 to 12/31/2016         71.905935          81.924301           428,228.3129
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.262314           9.550114        2,838,873.7163
01/01/2008 to 12/31/2008          9.550114           5.653832        2,780,607.6667
01/01/2009 to 12/31/2009          5.653832           8.082081        3,649,187.0500
01/01/2010 to 12/31/2010          8.082081          10.140573        3,625,910.2671
01/01/2011 to 12/31/2011         10.140573           9.800815        3,511,330.1040
01/01/2012 to 12/31/2012          9.800815          10.947584        3,188,985.7697
01/01/2013 to 12/31/2013         10.947584          14.692799        2,834,434.2261
01/01/2014 to 12/31/2014         14.692799          16.282305        2,386,281.0893
01/01/2015 to 12/31/2015         16.282305          17.067600        1,947,980.7300
01/01/2016 to 12/31/2016         17.067600          17.813988        1,749,731.6766
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.042406          13.184184        1,426,311.2961
01/01/2014 to 12/31/2014         13.184184          12.522304        1,302,313.9885
01/01/2015 to 12/31/2015         12.522304          12.038017          916,231.5728
01/01/2016 to 12/31/2016         12.038017          12.426654          901,842.0619
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088078           6.040337        1,015,634.4937
01/01/2009 to 12/31/2009          6.040337           8.461583        2,114,373.0600
01/01/2010 to 12/31/2010          8.461583           8.888011        2,557,917.2400
01/01/2011 to 12/31/2011          8.888011           7.486399        2,632,595.1694
01/01/2012 to 12/31/2012          7.486399           8.638908        2,334,416.1737
01/01/2013 to 04/26/2013          8.638908           8.949795                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.897321          14.351824          100,634.9100
01/01/2010 to 12/31/2010         14.351824          14.899780          302,749.3567
01/01/2011 to 12/31/2011         14.899780          15.688931          468,494.1809
01/01/2012 to 12/31/2012         15.688931          15.967684          558,690.0426
01/01/2013 to 12/31/2013         15.967684          15.287359          578,517.1887
01/01/2014 to 12/31/2014         15.287359          15.842341          665,699.0394
01/01/2015 to 12/31/2015         15.842341          15.558733          733,545.1804
01/01/2016 to 12/31/2016         15.558733          15.607822          780,822.8603
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.184528          10.488684        3,209,808.7050
01/01/2008 to 12/31/2008         10.488684          10.574117        8,674,989.1980
01/01/2009 to 12/31/2009         10.574117          10.416985        7,594,313.0900
01/01/2010 to 12/31/2010         10.416985          10.236266        7,145,063.9622
01/01/2011 to 12/31/2011         10.236266          10.059165        7,458,604.0332
01/01/2012 to 12/31/2012         10.059165           9.883705        5,071,405.9321
01/01/2013 to 12/31/2013          9.883705           9.712238        4,624,974.0332
01/01/2014 to 12/31/2014          9.712238           9.543745        4,196,690.0924
01/01/2015 to 12/31/2015          9.543745           9.378175        4,718,394.5202
01/01/2016 to 12/31/2016          9.378175           9.225813        3,790,678.8024
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.555344          17.310581          397,566.6573
01/01/2014 to 12/31/2014         17.310581          18.860303          369,417.9991
01/01/2015 to 12/31/2015         18.860303          19.015748          330,210.5036
01/01/2016 to 12/31/2016         19.015748          19.649625          302,023.5369
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.648888          15.429601          608,232.2181
01/01/2008 to 12/31/2008         15.429601           7.838404          587,465.1747
01/01/2009 to 12/31/2009          7.838404          11.335295          545,087.9400
01/01/2010 to 12/31/2010         11.335295          14.164443          532,004.1929
01/01/2011 to 12/31/2011         14.164443          12.880067          547,371.3652
01/01/2012 to 12/31/2012         12.880067          13.417273          476,470.8879
01/01/2013 to 04/26/2013         13.417273          14.461751                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.670094          12.772482        1,581,921.5609
01/01/2008 to 12/31/2008         12.772482           7.963454        1,551,252.8603
01/01/2009 to 12/31/2009          7.963454          10.921265        1,781,708.2000
01/01/2010 to 12/31/2010         10.921265          11.946084        1,712,164.2410
01/01/2011 to 12/31/2011         11.946084          11.765296        1,571,504.4441
01/01/2012 to 12/31/2012         11.765296          13.358605        2,574,947.6990
01/01/2013 to 12/31/2013         13.358605          17.948732        2,333,821.9085
01/01/2014 to 12/31/2014         17.948732          19.179453        2,023,452.4397
01/01/2015 to 12/31/2015         19.179453          20.833099        1,710,224.0089
01/01/2016 to 12/31/2016         20.833099          20.445118        1,572,748.2896
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564450           9.978019           57,408.4183
01/01/2008 to 12/31/2008          9.978019           5.705506          516,683.5299
01/01/2009 to 12/31/2009          5.705506           6.910104          488,094.0900
01/01/2010 to 12/31/2010          6.910104           7.834937          414,301.6397
01/01/2011 to 12/31/2011          7.834937           7.403653          476,446.3291
01/01/2012 to 12/31/2012          7.403653           8.196467          371,920.3657
01/01/2013 to 04/26/2013          8.196467           8.798666                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          8.985325          10.090152        3,069,690.3843
01/01/2008 to 12/31/2008         10.090152           5.359740        2,538,996.6980
01/01/2009 to 12/31/2009          5.359740           7.568480        2,330,307.4300
01/01/2010 to 12/31/2010          7.568480           8.136100        2,020,755.9839
01/01/2011 to 12/31/2011          8.136100           7.884860        1,836,098.7767
01/01/2012 to 04/27/2012          7.884860           8.860339                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.750131          16.206575        1,739,557.5778
01/01/2008 to 12/31/2008         16.206575           8.577913        1,563,693.7824
01/01/2009 to 12/31/2009          8.577913          11.901726        1,401,945.3300
01/01/2010 to 12/31/2010         11.901726          13.421612        1,229,563.7787
01/01/2011 to 12/31/2011         13.421612          14.045289        1,191,623.4151
01/01/2012 to 12/31/2012         14.045289          15.398682        1,062,669.8414
01/01/2013 to 12/31/2013         15.398682          20.656077          909,699.7145
01/01/2014 to 12/31/2014         20.656077          20.637482          790,769.0743
01/01/2015 to 12/31/2015         20.637482          18.319423          676,231.8833
01/01/2016 to 12/31/2016         18.319423          22.079394          612,201.6575
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064695          10.129881             2,241.7275
01/01/2009 to 12/31/2009         10.129881          14.206229            80,553.9500
01/01/2010 to 12/31/2010         14.206229          17.113440           171,671.0437
01/01/2011 to 12/31/2011         17.113440          14.083849           248,471.2541
01/01/2012 to 12/31/2012         14.083849          16.315960           207,967.0234
01/01/2013 to 12/31/2013         16.315960          20.458437           221,011.9658
01/01/2014 to 12/31/2014         20.458437          18.757640           232,794.9276
01/01/2015 to 12/31/2015         18.757640          19.493020           205,998.3742
01/01/2016 to 12/31/2016         19.493020          20.270913           166,721.8583
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         21.897491          22.236591           161,372.5621
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.701227          15.535332             3,875.2400
01/01/2010 to 12/31/2010         15.535332          17.698021            26,069.9948
01/01/2011 to 12/31/2011         17.698021          16.544278            60,241.1375
01/01/2012 to 12/31/2012         16.544278          17.942723            67,625.4960
01/01/2013 to 12/31/2013         17.942723          23.399440            73,838.0464
01/01/2014 to 12/31/2014         23.399440          25.507070            71,817.6008
01/01/2015 to 12/31/2015         25.507070          25.001745            88,874.7119
01/01/2016 to 04/29/2016         25.001745          25.128938                 0.0000
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.325075          14.699041         4,003,015.4437
01/01/2008 to 12/31/2008         14.699041           8.744157         3,925,289.2989
01/01/2009 to 12/31/2009          8.744157          11.327250         4,391,993.2300
01/01/2010 to 12/31/2010         11.327250          12.446164         4,352,583.2105
01/01/2011 to 12/31/2011         12.446164          11.719538         4,247,790.9302
01/01/2012 to 12/31/2012         11.719538          12.977808         3,639,505.8002
01/01/2013 to 12/31/2013         12.977808          17.028538         3,085,462.6997
01/01/2014 to 12/31/2014         17.028538          18.481165         2,606,206.0746
01/01/2015 to 12/31/2015         18.481165          18.572178         1,988,409.4220
01/01/2016 to 12/31/2016         18.572178          19.555289         1,729,777.6836
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101           398,211.0802
01/01/2015 to 12/31/2015         13.749101          13.431465           632,648.8426
01/01/2016 to 12/31/2016         13.431465          13.796365           722,498.8665
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114        27,235,792.0427
01/01/2015 to 12/31/2015         14.460114          14.056737        23,681,147.8920
01/01/2016 to 12/31/2016         14.056737          14.653790        21,188,140.9937
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.075921          11.526954         8,010,536.6604
01/01/2008 to 12/31/2008         11.526954           8.987380        15,011,543.6110
01/01/2009 to 12/31/2009          8.987380          10.854598        16,266,071.9600
01/01/2010 to 12/31/2010         10.854598          11.829251        16,834,585.9602
01/01/2011 to 12/31/2011         11.829251          11.830850        16,592,336.7208
01/01/2012 to 12/31/2012         11.830850          12.892990        15,754,783.9479
01/01/2013 to 12/31/2013         12.892990          13.819648        11,939,087.0285
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.518490          12.020101        18,882,391.9704
01/01/2008 to 12/31/2008         12.020101           8.690395        20,868,660.8164
01/01/2009 to 12/31/2009          8.690395          10.767338        22,934,911.6400
01/01/2010 to 12/31/2010         10.767338          11.892574        23,439,387.5385
01/01/2011 to 12/31/2011         11.892574          11.673042        22,281,647.5233
01/01/2012 to 12/31/2012         11.673042          12.891083        20,830,452.2319
01/01/2013 to 12/31/2013         12.891083          14.469509        18,712,679.6285
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098        41,981,591.6753
01/01/2015 to 12/31/2015         14.983098          14.536495        37,725,005.2600
01/01/2016 to 12/31/2016         14.536495          15.299267        33,780,770.7279
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.035216          12.402700        57,251,497.9108
01/01/2008 to 12/31/2008         12.402700           8.294780        55,515,384.9696
01/01/2009 to 12/31/2009          8.294780          10.460525        55,632,695.2600
01/01/2010 to 12/31/2010         10.460525          11.675611        56,099,136.6667
01/01/2011 to 12/31/2011         11.675611          11.278110        53,830,140.2053
01/01/2012 to 12/31/2012         11.278110          12.625255        49,469,018.7129
01/01/2013 to 12/31/2013         12.625255          14.815420        46,086,627.2914
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373        49,683,117.7582
01/01/2015 to 12/31/2015         15.042373          14.530683        45,266,188.4692
01/01/2016 to 12/31/2016         14.530683          15.441002        40,816,532.0544
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.689689          13.054701        69,469,707.8460
01/01/2008 to 12/31/2008         13.054701           7.969996        68,454,250.9118
01/01/2009 to 12/31/2009          7.969996          10.188952        63,822,858.2600
01/01/2010 to 12/31/2010         10.188952          11.563163        60,628,677.9788
01/01/2011 to 12/31/2011         11.563163          10.922825        55,720,605.5803
01/01/2012 to 12/31/2012         10.922825          12.419539        50,881,185.5886
01/01/2013 to 12/31/2013         12.419539          15.366779        50,261,141.0705
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           7.016687         3,285,606.2257
01/01/2009 to 12/31/2009          7.016687           8.863588         3,853,634.2000
01/01/2010 to 12/31/2010          8.863588           9.584867         3,789,520.2468
01/01/2011 to 12/31/2011          9.584867           9.253106         3,758,850.3330
01/01/2012 to 12/31/2012          9.253106          10.557734         3,604,520.1753
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.743176          13.360309           41,765.7400
01/01/2010 to 12/31/2010         13.360309          16.531427          102,177.0255
01/01/2011 to 12/31/2011         16.531427          15.881398          128,276.6954
01/01/2012 to 12/31/2012         15.881398          18.298861          139,688.8559
01/01/2013 to 12/31/2013         18.298861          23.871000          261,800.7353
01/01/2014 to 12/31/2014         23.871000          25.617806          229,419.4811
01/01/2015 to 12/31/2015         25.617806          24.499360          289,364.1737
01/01/2016 to 12/31/2016         24.499360          28.909188          273,329.2459
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.048866          13.459109        1,324,928.4194
01/01/2008 to 12/31/2008         13.459109           8.297251        1,423,638.0340
01/01/2009 to 12/31/2009          8.297251          10.266698        1,978,276.6100
01/01/2010 to 12/31/2010         10.266698          11.550585        1,989,661.6873
01/01/2011 to 12/31/2011         11.550585          11.536230        2,110,295.5522
01/01/2012 to 12/31/2012         11.536230          13.083956        2,382,117.3539
01/01/2013 to 12/31/2013         13.083956          16.932566        2,384,393.9986
01/01/2014 to 12/31/2014         16.932566          18.818315        2,246,284.1775
01/01/2015 to 12/31/2015         18.818315          18.660743        2,035,302.0245
01/01/2016 to 12/31/2016         18.660743          20.424272        2,016,953.6186
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.944162          20.917289          503,095.1085
01/01/2014 to 12/31/2014         20.917289          22.725377          454,358.7132
01/01/2015 to 12/31/2015         22.725377          22.249734          449,148.0048
01/01/2016 to 12/31/2016         22.249734          24.945586          487,429.6789
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222          159,115.3337
01/01/2009 to 12/31/2009          6.584222           8.080016          429,992.0300
01/01/2010 to 12/31/2010          8.080016           8.815149          719,475.0488
01/01/2011 to 12/31/2011          8.815149           8.615160          786,464.9821
01/01/2012 to 12/31/2012          8.615160           9.642956          713,257.6515
01/01/2013 to 04/26/2013          9.642956          10.551252                0.0000
--------------------------       ---------          ---------        --------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.895451          11.436663          126,443.0400
01/01/2010 to 12/31/2010         11.436663          12.110959          202,589.2940
01/01/2011 to 12/31/2011         12.110959          10.395367          235,818.5508
01/01/2012 to 12/31/2012         10.395367          12.046530          216,782.3733
01/01/2013 to 12/31/2013         12.046530          14.375224          363,515.0324
01/01/2014 to 12/31/2014         14.375224          13.231571          404,245.0967
01/01/2015 to 12/31/2015         13.231571          12.831574          549,557.6176
01/01/2016 to 12/31/2016         12.831574          12.731112          526,679.1645
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.851452          19.748305          402,766.1674
01/01/2014 to 12/31/2014         19.748305          19.347381          348,408.1583
01/01/2015 to 12/31/2015         19.347381          19.083981          306,544.6948
01/01/2016 to 12/31/2016         19.083981          22.202417          282,352.9720
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.052398          15.344915          852,082.9812
01/01/2008 to 12/31/2008         15.344915           9.302868          577,632.8078
01/01/2009 to 12/31/2009          9.302868          12.502044          549,877.1900
01/01/2010 to 12/31/2010         12.502044          15.093613          534,446.3846
01/01/2011 to 12/31/2011         15.093613          14.049713          482,948.0700
01/01/2012 to 12/31/2012         14.049713          14.534389          427,820.6872
01/01/2013 to 04/26/2013         14.534389          15.741755                0.0000
--------------------------       ---------          ---------          ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.026831          13.541011           38,651.6900
01/01/2010 to 12/31/2010         13.541011          16.838547          117,877.3557
01/01/2011 to 12/31/2011         16.838547          15.830866          164,138.9444
01/01/2012 to 12/31/2012         15.830866          18.035140          207,293.7913
01/01/2013 to 12/31/2013         18.035140          24.478371          266,413.3726
01/01/2014 to 12/31/2014         24.478371          25.191460          288,739.3013
01/01/2015 to 12/31/2015         25.191460          23.631436          297,183.2617
01/01/2016 to 12/31/2016         23.631436          28.080742          268,298.1189
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         40.173489          50.606759          195,444.0182
01/01/2014 to 12/31/2014         50.606759          54.117877          216,954.5920
01/01/2015 to 12/31/2015         54.117877          58.769578          235,110.8004
01/01/2016 to 12/31/2016         58.769578          58.634662          211,863.4686
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007          4.843341           6.259103        1,281,841.0510
01/01/2008 to 12/31/2008          6.259103           3.416265        1,165,368.9066
01/01/2009 to 12/31/2009          3.416265           5.336818        1,546,049.7500
01/01/2010 to 12/31/2010          5.336818           6.696466        1,456,799.0978
01/01/2011 to 12/31/2011          6.696466           5.929364        1,394,267.7186
01/01/2012 to 12/31/2012          5.929364           6.531984        1,103,095.6420
01/01/2013 to 04/26/2013          6.531984           6.823038                0.0000
--------------------------       ---------          ---------        --------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.606782          14.726652           50,351.1400
01/01/2010 to 12/31/2010         14.726652          18.671588          149,743.3191
01/01/2011 to 12/31/2011         18.671588          15.288720          238,477.2294
01/01/2012 to 12/31/2012         15.288720          15.409403          244,334.6116
01/01/2013 to 12/31/2013         15.409403          16.770589          187,660.2236
01/01/2014 to 12/31/2014         16.770589          13.377435          183,855.7194
01/01/2015 to 12/31/2015         13.377435           8.839019          206,882.8493
01/01/2016 to 12/31/2016          8.839019          12.484863          175,186.1834
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.816144          28.784562          707,485.2257
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.156219          19.008084          1,523,473.4252
01/01/2008 to 12/31/2008      19.008084          15.202771          1,183,620.7158
01/01/2009 to 12/31/2009      15.202771          20.432677          1,142,309.7400
01/01/2010 to 12/31/2010      20.432677          22.681637          1,071,584.3598
01/01/2011 to 12/31/2011      22.681637          23.282932          1,012,934.5142
01/01/2012 to 12/31/2012      23.282932          25.838916            968,505.0569
01/01/2013 to 12/31/2013      25.838916          27.416616            912,244.2604
01/01/2014 to 12/31/2014      27.416616          28.241992            782,372.0355
01/01/2015 to 12/31/2015      28.241992          27.148581            634,266.5096
01/01/2016 to 04/29/2016      27.148581          27.941552                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      28.384110          29.398029            327,623.6888
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.744622          12.307762            295,506.3473
01/01/2011 to 12/31/2011      12.307762          12.512948            452,133.2416
01/01/2012 to 12/31/2012      12.512948          13.703146            436,101.8418
01/01/2013 to 12/31/2013      13.703146          13.655406            421,354.7081
01/01/2014 to 12/31/2014      13.655406          14.014656            429,777.1853
01/01/2015 to 12/31/2015      14.014656          13.570825            785,412.3490
01/01/2016 to 04/29/2016      13.570825          13.891353                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.502724          15.846744            173,390.5817
01/01/2008 to 12/31/2008      15.846744          15.488235            312,325.8107
01/01/2009 to 12/31/2009      15.488235          15.840564            480,995.1100
01/01/2010 to 12/31/2010      15.840564          16.420744            654,029.8508
01/01/2011 to 12/31/2011      16.420744          16.986337            689,015.3491
01/01/2012 to 12/31/2012      16.986337          17.198787            610,046.0423
01/01/2013 to 12/31/2013      17.198787          16.747425            537,936.8763
01/01/2014 to 12/31/2014      16.747425          16.876560            477,768.6113
01/01/2015 to 12/31/2015      16.876560          16.634701            467,028.9623
01/01/2016 to 12/31/2016      16.634701          16.513066            453,737.5492

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998027           9.709821         5,498,619.6145
01/01/2012 to 12/31/2012          9.709821          10.497446         9,078,247.1325
01/01/2013 to 12/31/2013         10.497446          11.459381        10,083,633.5335
01/01/2014 to 12/31/2014         11.459381          12.081996         9,861,641.3966
01/01/2015 to 12/31/2015         12.081996          11.935192         6,394,510.3938
01/01/2016 to 12/31/2016         11.935192          12.143818         3,951,606.9592
--------------------------       ---------          ---------        ---------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539           506,241.5357
01/01/2015 to 12/31/2015          1.037539           1.009006         1,420,751.0522
01/01/2016 to 12/31/2016          1.009006           1.010776         1,637,770.0509
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008027           6.992356         3,809,095.5772
01/01/2009 to 12/31/2009          6.992356           8.881638         9,719,558.9000
01/01/2010 to 12/31/2010          8.881638           9.784098        13,797,528.8197
01/01/2011 to 12/31/2011          9.784098           9.405479        15,710,713.9630
01/01/2012 to 12/31/2012          9.405479          10.486500        14,884,615.4380
01/01/2013 to 12/31/2013         10.486500          12.208182        14,007,204.7864
01/01/2014 to 12/31/2014         12.208182          12.715716        12,825,880.0743
01/01/2015 to 12/31/2015         12.715716          12.400753        11,669,499.6215
01/01/2016 to 12/31/2016         12.400753          13.130747        10,844,736.1998
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998027           6.342282         7,478,490.8544
01/01/2009 to 12/31/2009          6.342282           8.349533        11,158,625.7600
01/01/2010 to 12/31/2010          8.349533           9.306378        11,942,222.2899
01/01/2011 to 12/31/2011          9.306378           8.708073        12,000,701.9885
01/01/2012 to 12/31/2012          8.708073           9.933828        10,741,447.8788
01/01/2013 to 12/31/2013          9.933828          12.206386        10,152,046.5943
01/01/2014 to 12/31/2014         12.206386          12.754435         9,211,174.1543
01/01/2015 to 12/31/2015         12.754435          12.432218         8,712,467.0005
01/01/2016 to 12/31/2016         12.432218          13.304348         8,173,178.8786
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988028           5.743791           616,676.8452
01/01/2009 to 12/31/2009          5.743791           7.835191         1,778,142.0000
01/01/2010 to 12/31/2010          7.835191           9.105799         2,614,727.0384
01/01/2011 to 12/31/2011          9.105799           8.532140         2,882,108.6680
01/01/2012 to 12/31/2012          8.532140           9.838177         2,619,107.0243
01/01/2013 to 12/31/2013          9.838177          12.540809         2,230,623.5093
01/01/2014 to 12/31/2014         12.540809          13.325075         1,971,175.7696
01/01/2015 to 12/31/2015         13.325075          13.936918         1,684,737.7314
01/01/2016 to 12/31/2016         13.936918          14.933854         1,515,831.0900
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018026           7.664231         1,851,745.0570
01/01/2009 to 12/31/2009          7.664231           9.288692         6,099,987.9000
01/01/2010 to 12/31/2010          9.288692          10.026861         8,569,012.4567
01/01/2011 to 12/31/2011         10.026861           9.867207         9,334,878.5744
01/01/2012 to 12/31/2012          9.867207          10.740633         8,914,418.5085
01/01/2013 to 12/31/2013         10.740633          11.975342         8,043,908.9825
01/01/2014 to 12/31/2014         11.975342          12.478537         7,177,505.9795
01/01/2015 to 12/31/2015         12.478537          12.166943         6,417,184.9105
01/01/2016 to 12/31/2016         12.166943          12.787964         5,852,312.5047
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          10.342889          10.575542        5,741,011.7630
01/01/2012 to 12/31/2012          10.575542          11.482334       10,870,526.4062
01/01/2013 to 12/31/2013          11.482334          10.895034        9,884,369.0948
01/01/2014 to 12/31/2014          10.895034          11.128446        9,206,889.8718
01/01/2015 to 12/31/2015          11.128446           9.883533        5,647,324.7819
01/01/2016 to 12/31/2016           9.883533          10.577105        3,219,923.2758
--------------------------        ---------          ---------       ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011           9.998027           9.542757        9,944,225.4355
01/01/2012 to 12/31/2012           9.542757          10.228279       17,775,657.0673
01/01/2013 to 12/31/2013          10.228279          11.081407       18,698,889.3335
01/01/2014 to 12/31/2014          11.081407          11.527592       17,998,318.0804
01/01/2015 to 12/31/2015          11.527592          11.309628       12,271,317.8454
01/01/2016 to 12/31/2016          11.309628          11.600120        8,304,008.6138
--------------------------        ---------          ---------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.046652          11.971652           32,266.5370
01/01/2009 to 12/31/2009          11.971652          17.243250          251,286.3600
01/01/2010 to 12/31/2010          17.243250          19.606939          378,592.1516
01/01/2011 to 12/31/2011          19.606939          19.709415          406,386.9793
01/01/2012 to 12/31/2012          19.709415          22.558187          426,859.2401
01/01/2013 to 12/31/2013          22.558187          24.223673          374,993.3752
01/01/2014 to 12/31/2014          24.223673          24.575543          329,680.0233
01/01/2015 to 12/31/2015          24.575543          23.160238          295,647.1222
01/01/2016 to 12/31/2016          23.160238          25.926754          256,772.4036
--------------------------        ---------          ---------       ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.245665          16.064120          447,914.0234
01/01/2008 to 12/31/2008          16.064120           9.201824          407,288.2174
01/01/2009 to 12/31/2009           9.201824          12.176868          398,715.4800
01/01/2010 to 12/31/2010          12.176868          13.886119          427,997.8485
01/01/2011 to 12/31/2011          13.886119          12.876948          472,453.4382
01/01/2012 to 12/31/2012          12.876948          15.932812          468,307.2973
01/01/2013 to 12/31/2013          15.932812          16.203410          462,283.7035
01/01/2014 to 12/31/2014          16.203410          18.025806          409,027.9732
01/01/2015 to 12/31/2015          18.025806          17.456087          362,998.3971
01/01/2016 to 12/31/2016          17.456087          17.294568          300,949.0320
--------------------------        ---------          ---------       ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.612069           7.645002        1,154,904.2918
01/01/2008 to 12/31/2008           7.645002           4.576046        1,080,782.0415
01/01/2009 to 12/31/2009           4.576046           5.975843        1,012,880.4100
01/01/2010 to 12/31/2010           5.975843           7.265437          930,427.9178
01/01/2011 to 12/31/2011           7.265437           7.367833        1,396,810.4693
01/01/2012 to 12/31/2012           7.367833           8.574900        1,428,147.7384
01/01/2013 to 12/31/2013           8.574900          12.262580        1,586,516.1999
01/01/2014 to 12/31/2014          12.262580          14.319275        1,785,894.2371
01/01/2015 to 12/31/2015          14.319275          13.496115        1,585,722.6119
01/01/2016 to 12/31/2016          13.496115          13.610663        1,369,072.2115
--------------------------        ---------          ---------       ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745            7,096.0322
01/01/2011 to 12/31/2011         138.571745         125.835311           13,736.5381
01/01/2012 to 12/31/2012         125.835311         151.404221           12,980.5082
01/01/2013 to 12/31/2013         151.404221         191.509486           15,833.4546
01/01/2014 to 04/25/2014         191.509486         199.169061                0.0000
--------------------------       ----------         ----------       ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.116150          10.271927           275,417.2282
01/01/2008 to 12/31/2008         10.271927           4.578276           240,971.5143
01/01/2009 to 12/31/2009          4.578276           6.203956           396,051.9600
01/01/2010 to 12/31/2010          6.203956           6.540272           501,254.0454
01/01/2011 to 04/29/2011          6.540272           6.945274                 0.0000
--------------------------       ---------          ---------           ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.996823          15.183900           884,393.1976
01/01/2008 to 12/31/2008         15.183900           9.532418           626,689.5514
01/01/2009 to 12/31/2009          9.532418          12.386674           494,245.3700
01/01/2010 to 12/31/2010         12.386674          15.113932           490,750.7956
01/01/2011 to 12/31/2011         15.113932          13.910583           490,608.2628
01/01/2012 to 12/31/2012         13.910583          16.136315           448,262.4949
01/01/2013 to 12/31/2013         16.136315          21.023179           409,843.4811
01/01/2014 to 12/31/2014         21.023179          23.379678           396,473.9900
01/01/2015 to 12/31/2015         23.379678          20.868641           333,487.1092
01/01/2016 to 12/31/2016         20.868641          23.198484           275,249.7413
--------------------------       ---------          ---------           ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.584134          19.017716         1,638,960.3342
01/01/2008 to 12/31/2008         19.017716          11.041112         1,367,740.7266
01/01/2009 to 12/31/2009         11.041112          16.815186         1,330,678.2200
01/01/2010 to 12/31/2010         16.815186          19.227231         1,470,086.0417
01/01/2011 to 12/31/2011         19.227231          16.192619         1,435,012.5225
01/01/2012 to 12/31/2012         16.192619          20.554229         1,281,680.4278
01/01/2013 to 12/31/2013         20.554229          26.342855         1,298,819.1437
01/01/2014 to 12/31/2014         26.342855          24.374836         1,256,111.3861
01/01/2015 to 12/31/2015         24.374836          22.857379         1,083,124.8699
01/01/2016 to 12/31/2016         22.857379          24.285490           991,138.8913
--------------------------       ---------          ---------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        29,337,654.5463
01/01/2013 to 12/31/2013          1.045112           1.045571        30,806,801.4275
01/01/2014 to 12/31/2014          1.045571           1.084229        29,720,611.7587
01/01/2015 to 12/31/2015          1.084229           1.020107        28,153,588.1920
01/01/2016 to 12/31/2016          1.020107           1.119301        22,115,319.3584
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.909290          11.404215           365,711.1651
01/01/2008 to 12/31/2008         11.404215           7.177860           334,062.1525
01/01/2009 to 12/31/2009          7.177860           8.923076           447,005.0500
01/01/2010 to 12/31/2010          8.923076          10.065751           501,516.5527
01/01/2011 to 12/31/2011         10.065751           9.739920           550,460.4026
01/01/2012 to 12/31/2012          9.739920          11.328525           591,104.8303
01/01/2013 to 12/31/2013         11.328525          15.064004           620,690.3331
01/01/2014 to 12/31/2014         15.064004          16.173046           548,742.1794
01/01/2015 to 12/31/2015         16.173046          14.936038           468,950.5224
01/01/2016 to 12/31/2016         14.936038          17.207145           434,858.9823
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.701441          16.230660            40,761.0721
01/01/2009 to 12/31/2009         16.230660          20.170985           173,122.5400
01/01/2010 to 12/31/2010         20.170985          24.868817           200,779.5936
01/01/2011 to 12/31/2011         24.868817          23.522723           206,386.4995
01/01/2012 to 12/31/2012         23.522723          26.496199           200,502.3381
01/01/2013 to 12/31/2013         26.496199          33.910186           184,058.3487
01/01/2014 to 12/31/2014         33.910186          36.516973           167,196.1462
01/01/2015 to 12/31/2015         36.516973          32.644244           143,961.2494
01/01/2016 to 12/31/2016         32.644244          37.032844           137,627.0921
--------------------------       ---------          ---------           ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.335678          15.637262           827,319.8326
01/01/2008 to 12/31/2008         15.637262           9.409582           662,722.4757
01/01/2009 to 12/31/2009          9.409582          12.367259           669,949.7000
01/01/2010 to 12/31/2010         12.367259          15.327193           647,289.9905
01/01/2011 to 12/31/2011         15.327193          14.891553           636,834.5611
01/01/2012 to 12/31/2012         14.891553          17.290758           538,658.3986
01/01/2013 to 12/31/2013         17.290758          23.805318           507,743.9916
01/01/2014 to 12/31/2014         23.805318          25.230252           452,139.7583
01/01/2015 to 12/31/2015         25.230252          24.356456           422,728.6900
01/01/2016 to 12/31/2016         24.356456          26.657372           356,555.8680
--------------------------       ---------          ---------           ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963         1,563,268.4273
01/01/2014 to 12/31/2014         10.444963          10.781011         1,495,228.0827
01/01/2015 to 12/31/2015         10.781011          10.639824         1,331,862.1190
01/01/2016 to 12/31/2016         10.639824          10.683050         1,228,488.7619
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038026           8.927771           278,391.0755
01/01/2009 to 12/31/2009          8.927771           9.831441           980,053.0800
01/01/2010 to 12/31/2010          9.831441          10.245177         1,373,461.8914
01/01/2011 to 12/31/2011         10.245177          10.645421         1,666,203.8036
01/01/2012 to 12/31/2012         10.645421          10.968482         1,668,901.2178
01/01/2013 to 04/26/2013         10.968482          10.939784                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         7,655,870.9709
01/01/2013 to 12/31/2013          1.047153           1.141470        21,322,662.5595
01/01/2014 to 12/31/2014          1.141470           1.199313        25,610,851.1828
01/01/2015 to 12/31/2015          1.199313           1.188452        23,650,838.0888
01/01/2016 to 12/31/2016          1.188452           1.201136        15,333,414.7013
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.311750          12.947617           328,121.3529
01/01/2008 to 12/31/2008         12.947617           7.723640           571,515.8787
01/01/2009 to 12/31/2009          7.723640          10.682263           724,468.8400
01/01/2010 to 12/31/2010         10.682263          12.801388           779,205.1237
01/01/2011 to 12/31/2011         12.801388          12.387038           923,958.6202
01/01/2012 to 12/31/2012         12.387038          14.224693           872,300.7182
01/01/2013 to 12/31/2013         14.224693          16.363954           717,871.4781
01/01/2014 to 12/31/2014         16.363954          16.629275           633,475.4444
01/01/2015 to 12/31/2015         16.629275          16.533129           515,573.6018
01/01/2016 to 12/31/2016         16.533129          17.013925           445,035.9819
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.450406          14.021368           322,080.9114
01/01/2008 to 12/31/2008         14.021368           6.123445           442,555.6237
01/01/2009 to 12/31/2009          6.123445          10.160875           951,338.5800
01/01/2010 to 12/31/2010         10.160875          12.340627         1,179,937.9708
01/01/2011 to 12/31/2011         12.340627           9.853738         1,332,328.9305
01/01/2012 to 12/31/2012          9.853738          11.505677         1,368,638.9622
01/01/2013 to 12/31/2013         11.505677          10.737520         1,357,994.8239
01/01/2014 to 12/31/2014         10.737520           9.858227         1,360,328.7306
01/01/2015 to 12/31/2015          9.858227           8.344877         1,303,607.8354
01/01/2016 to 12/31/2016          8.344877           9.138735         1,085,607.3918
--------------------------       ---------          ---------         --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084            68,221.7079
01/01/2011 to 12/31/2011         10.195084          10.214674           123,526.8414
01/01/2012 to 12/31/2012         10.214674          10.766904           149,318.0948
01/01/2013 to 12/31/2013         10.766904          10.980504           401,987.8187
01/01/2014 to 12/31/2014         10.980504          10.864003           328,448.4471
01/01/2015 to 12/31/2015         10.864003          10.581094           235,690.5229
01/01/2016 to 12/31/2016         10.581094          11.355595           212,595.9682
--------------------------       ---------          ---------         --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597           394,634.4093
01/01/2012 to 12/31/2012          9.740597           9.986641           545,067.5430
01/01/2013 to 12/31/2013          9.986641           9.922338         1,025,298.1450
01/01/2014 to 12/31/2014          9.922338           9.848415           945,687.4491
01/01/2015 to 12/31/2015          9.848415           9.612514           739,840.8906
01/01/2016 to 12/31/2016          9.612514           9.736865           692,443.0416
--------------------------       ---------          ---------         --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998027          10.867960            34,758.0500
01/01/2010 to 12/31/2010         10.867960          12.119715           112,544.1346
01/01/2011 to 12/31/2011         12.119715          11.864590           196,529.1185
01/01/2012 to 12/31/2012         11.864590          13.316647           194,063.5101
01/01/2013 to 12/31/2013         13.316647          13.214774           176,918.5709
01/01/2014 to 12/31/2014         13.214774          13.127056           166,599.6619
01/01/2015 to 12/31/2015         13.127056          12.356527           135,488.8212
01/01/2016 to 12/31/2016         12.356527          12.242243           113,627.7054
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.930800          13.065482         3,265,679.1542
01/01/2008 to 12/31/2008         13.065482           7.594535         3,039,245.1583
01/01/2009 to 12/31/2009          7.594535           9.894153         2,894,600.2300
01/01/2010 to 12/31/2010          9.894153          11.321306         2,991,457.9543
01/01/2011 to 12/31/2011         11.321306          10.477473         3,032,364.7493
01/01/2012 to 12/31/2012         10.477473          12.012329         2,665,775.6940
01/01/2013 to 12/31/2013         12.012329          15.279383         2,745,364.2521
01/01/2014 to 12/31/2014         15.279383          15.770441         2,888,395.1883
01/01/2015 to 12/31/2015         15.770441          15.178031         2,697,069.1590
01/01/2016 to 12/31/2016         15.178031          16.245697         2,354,200.3948
--------------------------       ---------          ---------         --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998027           9.358179         8,305,230.8875
01/01/2012 to 12/31/2012          9.358179          10.395119        14,385,910.7180
01/01/2013 to 12/31/2013         10.395119          11.675982        17,275,942.6811
01/01/2014 to 12/31/2014         11.675982          12.574137        17,498,226.6021
01/01/2015 to 12/31/2015         12.574137          11.845004        12,064,825.7799
01/01/2016 to 12/31/2016         11.845004          12.606873         7,880,852.5760
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774         6,062,820.8958
01/01/2014 to 12/31/2014          1.123774           1.205943         8,921,469.1913
01/01/2015 to 12/31/2015          1.205943           1.170076        10,942,793.8055
01/01/2016 to 12/31/2016          1.170076           1.199325         7,604,754.1528
--------------------------        --------           --------        ---------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.858290          17.008110         1,443,724.3360
01/01/2008 to 12/31/2008         17.008110          11.722197         1,164,931.7600
01/01/2009 to 12/31/2009         11.722197          14.558366         1,132,699.5000
01/01/2010 to 12/31/2010         14.558366          17.143934         1,147,117.3916
01/01/2011 to 12/31/2011         17.143934          15.325747         1,070,529.9868
01/01/2012 to 12/31/2012         15.325747          17.758225           879,554.4363
01/01/2013 to 12/31/2013         17.758225          23.100870           739,136.7906
01/01/2014 to 12/31/2014         23.100870          23.077950           648,035.4406
01/01/2015 to 12/31/2015         23.077950          21.440311           556,011.7446
01/01/2016 to 12/31/2016         21.440311          27.639680           486,463.8059
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.667304          17.431346         1,500,469.4417
01/01/2008 to 12/31/2008         17.431346           9.866638         1,316,194.1240
01/01/2009 to 12/31/2009          9.866638          12.749564         1,210,959.7000
01/01/2010 to 12/31/2010         12.749564          13.950399         1,190,272.6761
01/01/2011 to 12/31/2011         13.950399          12.233902         1,186,549.9265
01/01/2012 to 12/31/2012         12.233902          14.021955         1,103,078.0616
01/01/2013 to 12/31/2013         14.021955          16.423965           939,603.8766
01/01/2014 to 12/31/2014         16.423965          15.009906           843,029.4367
01/01/2015 to 12/31/2015         15.009906          14.480613           785,336.8965
01/01/2016 to 12/31/2016         14.480613          14.097791           730,705.0101
--------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                 0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753           263,862.0911
01/01/2016 to 12/31/2016          0.958753           1.046394         1,360,967.8086
--------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.941314          11.905367         1,700,055.1886
01/01/2008 to 12/31/2008         11.905367          10.886879         1,631,796.5109
01/01/2009 to 12/31/2009         10.886879          12.622618         2,351,725.7600
01/01/2010 to 12/31/2010         12.622618          13.359664         3,048,120.2860
01/01/2011 to 12/31/2011         13.359664          14.583906         3,072,252.2853
01/01/2012 to 12/31/2012         14.583906          15.630297         2,963,639.8286
01/01/2013 to 12/31/2013         15.630297          13.927562         2,679,828.3900
01/01/2014 to 12/31/2014         13.927562          14.074860         2,398,347.7829
01/01/2015 to 12/31/2015         14.074860          13.393833         2,122,174.4672
01/01/2016 to 12/31/2016         13.393833          13.810534         1,974,913.7463
--------------------------       ---------          ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.277851          12.969788         2,498,091.8260
01/01/2008 to 12/31/2008         12.969788          12.790020         2,603,981.9761
01/01/2009 to 12/31/2009         12.790020          14.826672         3,815,734.2800
01/01/2010 to 12/31/2010         14.826672          15.752043         4,955,168.0144
01/01/2011 to 12/31/2011         15.752043          15.962182         5,377,423.5944
01/01/2012 to 12/31/2012         15.962182          17.129299         5,202,560.3805
01/01/2013 to 12/31/2013         17.129299          16.501480         4,806,127.7176
01/01/2014 to 12/31/2014         16.501480          16.886492         4,172,730.2931
01/01/2015 to 12/31/2015         16.886492          16.586082         3,522,289.0243
01/01/2016 to 12/31/2016         16.586082          16.715339         3,226,611.9310
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.998027          10.726511         1,278,338.0062
01/01/2012 to 12/31/2012         10.726511          10.865912         2,759,049.3376
01/01/2013 to 12/31/2013         10.865912          10.189740         2,062,186.4805
01/01/2014 to 12/31/2014         10.189740          10.764236         1,993,533.4636
01/01/2015 to 12/31/2015         10.764236          10.617679         1,172,284.2218
01/01/2016 to 12/31/2016         10.617679          10.565643           664,487.2535
--------------------------       ---------          ---------         --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214980          10.723087           141,516.0026
01/01/2014 to 12/31/2014         10.723087          11.441855           377,264.6611
01/01/2015 to 12/31/2015         11.441855          11.097109           574,491.8018
01/01/2016 to 12/31/2016         11.097109          11.396794           521,150.0414
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216         7,597,440.7349
01/01/2013 to 12/31/2013          1.065216           1.151996        13,352,359.8428
01/01/2014 to 12/31/2014          1.151996           1.219011        15,012,165.0745
01/01/2015 to 12/31/2015          1.219011           1.186739        15,086,503.7269
01/01/2016 to 12/31/2016          1.186739           1.231461         9,549,821.0861
--------------------------       ---------          ---------        ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.301144           8.460286           101,524.1587
01/01/2009 to 12/31/2009          8.460286          10.377335         1,802,042.9300
01/01/2010 to 12/31/2010         10.377335          11.439728         4,199,478.9099
01/01/2011 to 12/31/2011         11.439728          11.355300         4,942,310.8334
01/01/2012 to 12/31/2012         11.355300          12.584198         5,019,943.2853
01/01/2013 to 12/31/2013         12.584198          13.958021         4,695,865.5544
01/01/2014 to 12/31/2014         13.958021          14.505773         4,377,167.0518
01/01/2015 to 12/31/2015         14.505773          13.967291         3,903,039.6740
01/01/2016 to 12/31/2016         13.967291          14.511610         3,409,209.8509
--------------------------       ---------          ---------        ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.686099           7.756380             7,345.9493
01/01/2009 to 12/31/2009          7.756380           9.834791         1,442,234.7800
01/01/2010 to 12/31/2010          9.834791          11.026635         2,127,045.9215
01/01/2011 to 12/31/2011         11.026635          10.599738         2,368,205.1021
01/01/2012 to 12/31/2012         10.599738          11.974538         2,047,595.9323
01/01/2013 to 12/31/2013         11.974538          13.886441         1,805,117.0508
01/01/2014 to 12/31/2014         13.886441          14.372340         1,954,848.8804
01/01/2015 to 12/31/2015         14.372340          13.789705         1,814,126.1325
01/01/2016 to 12/31/2016         13.789705          14.475466         1,905,806.9877
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.381470          56.412293           757,135.7169
01/01/2008 to 12/31/2008         56.412293          35.274100           623,657.9898
01/01/2009 to 12/31/2009         35.274100          41.017005           603,054.3900
01/01/2010 to 12/31/2010         41.017005          47.141906           592,296.9086
01/01/2011 to 12/31/2011         47.141906          44.445719           542,561.4028
01/01/2012 to 12/31/2012         44.445719          51.496265           500,766.1196
01/01/2013 to 12/31/2013         51.496265          67.660933           441,732.6556
01/01/2014 to 12/31/2014         67.660933          75.279415           404,162.2088
01/01/2015 to 12/31/2015         75.279415          71.285096           357,591.7355
01/01/2016 to 12/31/2016         71.285096          81.176371           345,224.5334
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.227961           9.505627        1,985,353.8466
01/01/2008 to 12/31/2008          9.505627           5.624666        1,747,083.6134
01/01/2009 to 12/31/2009          5.624666           8.036369        2,038,166.1300
01/01/2010 to 12/31/2010          8.036369          10.078183        2,326,703.9905
01/01/2011 to 12/31/2011         10.078183           9.735655        2,391,830.7037
01/01/2012 to 12/31/2012          9.735655          10.869334        2,279,238.2326
01/01/2013 to 12/31/2013         10.869334          14.580492        2,079,553.8032
01/01/2014 to 12/31/2014         14.580492          16.149772        1,696,812.3332
01/01/2015 to 12/31/2015         16.149772          16.920211        1,400,792.1297
01/01/2016 to 12/31/2016         16.920211          17.651325        1,268,488.6528
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.973971           9.821513        1,640,161.9752
01/01/2014 to 12/31/2014          9.821513           9.323782        1,410,190.2925
01/01/2015 to 12/31/2015          9.323782           8.958711        1,215,567.3900
01/01/2016 to 12/31/2016          8.958711           9.243313        1,115,703.2383
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088023           6.038254          431,946.7935
01/01/2009 to 12/31/2009          6.038254           8.454436        1,052,417.6300
01/01/2010 to 12/31/2010          8.454436           8.876070        1,784,689.4732
01/01/2011 to 12/31/2011          8.876070           7.472605        2,018,121.7343
01/01/2012 to 12/31/2012          7.472605           8.618659        1,894,305.6832
01/01/2013 to 04/26/2013          8.618659           8.927398                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.824619          14.272032          134,994.1800
01/01/2010 to 12/31/2010         14.272032          14.809536          234,451.9631
01/01/2011 to 12/31/2011         14.809536          15.586135          283,354.4736
01/01/2012 to 12/31/2012         15.586135          15.855089          337,801.7289
01/01/2013 to 12/31/2013         15.855089          15.171972          348,228.1940
01/01/2014 to 12/31/2014         15.171972          15.714905          399,293.0963
01/01/2015 to 12/31/2015         15.714905          15.425862          376,725.4896
01/01/2016 to 12/31/2016         15.425862          15.466796          461,929.6284
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.142207          10.439850        1,528,198.8217
01/01/2008 to 12/31/2008         10.439850          10.519609        3,453,459.7078
01/01/2009 to 12/31/2009         10.519609          10.358106        3,509,197.2800
01/01/2010 to 12/31/2010         10.358106          10.173319        2,835,347.4059
01/01/2011 to 12/31/2011         10.173319           9.992322        2,810,528.0328
01/01/2012 to 12/31/2012          9.992322           9.813093        3,400,606.6945
01/01/2013 to 12/31/2013          9.813093           9.638029        2,082,146.1292
01/01/2014 to 12/31/2014          9.638029           9.466089        1,927,060.4633
01/01/2015 to 12/31/2015          9.466089           9.297216        1,570,573.1864
01/01/2016 to 12/31/2016          9.297216           9.141596        1,591,156.1626
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942          17.226997          248,518.9929
01/01/2014 to 12/31/2014         17.226997          18.759852          222,385.6844
01/01/2015 to 12/31/2015         18.759852          18.905012          198,430.1810
01/01/2016 to 12/31/2016         18.905012          19.525432          158,951.5872
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.632037          15.401303          350,783.1998
01/01/2008 to 12/31/2008         15.401303           7.820092          317,962.8731
01/01/2009 to 12/31/2009          7.820092          11.303161          309,335.3700
01/01/2010 to 12/31/2010         11.303161          14.117238          324,241.7393
01/01/2011 to 12/31/2011         14.117238          12.830735          320,796.7729
01/01/2012 to 12/31/2012         12.830735          13.359163          306,491.4906
01/01/2013 to 04/26/2013         13.359163          14.396828                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.642913          12.736327        1,370,855.8448
01/01/2008 to 12/31/2008         12.736327           7.936920        1,233,062.8874
01/01/2009 to 12/31/2009          7.936920          10.879438        1,218,218.1100
01/01/2010 to 12/31/2010         10.879438          11.894387        1,303,738.8928
01/01/2011 to 12/31/2011         11.894387          11.708536        1,217,375.6992
01/01/2012 to 12/31/2012         11.708536          13.287480        1,961,504.7512
01/01/2013 to 12/31/2013         13.287480          17.844249        1,746,427.5370
01/01/2014 to 12/31/2014         17.844249          19.058273        1,466,920.8118
01/01/2015 to 12/31/2015         19.058273          20.691121        1,239,502.3948
01/01/2016 to 12/31/2016         20.691121          20.295634        1,046,984.0917
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564292           9.977183           48,189.7344
01/01/2008 to 12/31/2008          9.977183           5.702159          178,316.6573
01/01/2009 to 12/31/2009          5.702159           6.902598          250,265.6000
01/01/2010 to 12/31/2010          6.902598           7.822517          185,353.4542
01/01/2011 to 12/31/2011          7.822517           7.388228          269,342.3137
01/01/2012 to 12/31/2012          7.388228           8.175281          189,826.5168
01/01/2013 to 04/26/2013          8.175281           8.774528                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          8.947983          10.043168        2,885,506.3481
01/01/2008 to 12/31/2008         10.043168           5.332099        2,227,497.9596
01/01/2009 to 12/31/2009          5.332099           7.525685        1,927,623.8300
01/01/2010 to 12/31/2010          7.525685           8.086054        1,740,455.6522
01/01/2011 to 12/31/2011          8.086054           7.832451        1,503,853.0120
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.676407          16.131145        1,598,488.4887
01/01/2008 to 12/31/2008         16.131145           8.533693        1,331,403.3216
01/01/2009 to 12/31/2009          8.533693          11.834451        1,282,470.4300
01/01/2010 to 12/31/2010         11.834451          13.339080        1,193,942.0329
01/01/2011 to 12/31/2011         13.339080          13.951958        1,093,314.7631
01/01/2012 to 12/31/2012         13.951958          15.288669        1,001,062.3512
01/01/2013 to 12/31/2013         15.288669          20.498259          912,396.0918
01/01/2014 to 12/31/2014         20.498259          20.469564          809,394.5657
01/01/2015 to 12/31/2015         20.469564          18.161276          693,786.5944
01/01/2016 to 12/31/2016         18.161276          21.877849          635,864.8201
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064543          10.129022             1,761.1113
01/01/2009 to 12/31/2009         10.129022          14.197922           159,368.0000
01/01/2010 to 12/31/2010         14.197922          17.094897           171,869.4777
01/01/2011 to 12/31/2011         17.094897          14.061559           289,673.4073
01/01/2012 to 12/31/2012         14.061559          16.281954           216,104.5967
01/01/2013 to 12/31/2013         16.281954          20.405601           197,149.0608
01/01/2014 to 12/31/2014         20.405601          18.699838           194,479.3346
01/01/2015 to 12/31/2015         18.699838          19.423236           165,686.3237
01/01/2016 to 12/31/2016         19.423236          20.188248           148,870.1212
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         21.749126          22.078608            52,995.9889
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.604707          15.412194             4,678.4900
01/01/2010 to 12/31/2010         15.412194          17.548973            24,752.4260
01/01/2011 to 12/31/2011         17.548973          16.396759            39,387.0592
01/01/2012 to 12/31/2012         16.396759          17.773798            31,050.1529
01/01/2013 to 12/31/2013         17.773798          23.167563            41,679.1305
01/01/2014 to 12/31/2014         23.167563          25.241683            37,259.8238
01/01/2015 to 12/31/2015         25.241683          24.729244            30,961.7426
01/01/2016 to 04/29/2016         24.729244          24.850964                 0.0000
--------------------------       ---------          ---------           ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.265570          14.630624         3,661,355.2511
01/01/2008 to 12/31/2008         14.630624           8.699080         3,111,521.8681
01/01/2009 to 12/31/2009          8.699080          11.263222         3,117,520.2300
01/01/2010 to 12/31/2010         11.263222          12.369630         3,171,564.9799
01/01/2011 to 12/31/2011         12.369630          11.641659         3,142,392.6232
01/01/2012 to 12/31/2012         11.641659          12.885091         2,727,544.1721
01/01/2013 to 12/31/2013         12.885091          16.898436         2,358,517.6104
01/01/2014 to 12/31/2014         16.898436          18.330797         1,979,457.2707
01/01/2015 to 12/31/2015         18.330797          18.411859         1,666,170.6126
01/01/2016 to 12/31/2016         18.411859          19.376793         1,456,598.1335
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           122,496.8652
01/01/2015 to 12/31/2015         13.682515          13.359733           252,898.9888
01/01/2016 to 12/31/2016         13.359733          13.715825           271,761.9092
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        21,546,765.3296
01/01/2015 to 12/31/2015         14.390080          13.981661        18,131,541.5366
01/01/2016 to 12/31/2016         13.981661          14.568240        16,177,483.7527
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.064002          11.508762         3,757,749.2514
01/01/2008 to 12/31/2008         11.508762           8.968693         7,265,336.9481
01/01/2009 to 12/31/2009          8.968693          10.826616         9,500,812.5900
01/01/2010 to 12/31/2010         10.826616          11.792861        10,718,533.7000
01/01/2011 to 12/31/2011         11.792861          11.788574        11,274,784.0064
01/01/2012 to 12/31/2012         11.788574          12.840462        10,055,557.5705
01/01/2013 to 12/31/2013         12.840462          13.756466         7,828,570.0534
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.506096          12.001131        13,659,352.2150
01/01/2008 to 12/31/2008         12.001131           8.672324        16,207,307.2590
01/01/2009 to 12/31/2009          8.672324          10.739578        18,857,923.5300
01/01/2010 to 12/31/2010         10.739578          11.855988        20,843,034.6172
01/01/2011 to 12/31/2011         11.855988          11.631326        20,311,453.4608
01/01/2012 to 12/31/2012         11.631326          12.838561        18,390,140.7266
01/01/2013 to 12/31/2013         12.838561          14.403353        17,147,795.3983
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        29,665,472.2528
01/01/2015 to 12/31/2015         14.910526          14.458852        26,406,379.2335
01/01/2016 to 12/31/2016         14.458852          15.209943        24,783,894.3413
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.022266          12.383127        33,870,556.6607
01/01/2008 to 12/31/2008         12.383127           8.277530        32,275,062.1718
01/01/2009 to 12/31/2009          8.277530          10.433553        33,634,606.3700
01/01/2010 to 12/31/2010         10.433553          11.639689        35,224,850.2923
01/01/2011 to 12/31/2011         11.639689          11.237801        35,361,838.4371
01/01/2012 to 12/31/2012         11.237801          12.573811        32,721,341.2395
01/01/2013 to 12/31/2013         12.573811          14.747678        30,872,122.0232
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        32,517,974.3572
01/01/2015 to 12/31/2015         14.969507          14.453064        30,274,055.4074
01/01/2016 to 12/31/2016         14.453064          15.350843        27,657,697.0112
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.676036          13.034100        44,918,849.8659
01/01/2008 to 12/31/2008         13.034100           7.953419        43,636,600.2259
01/01/2009 to 12/31/2009          7.953419          10.162676        40,988,993.6000
01/01/2010 to 12/31/2010         10.162676          11.527582        38,900,736.9868
01/01/2011 to 12/31/2011         11.527582          10.883780        36,631,324.7247
01/01/2012 to 12/31/2012         10.883780          12.368927        32,469,461.8049
01/01/2013 to 12/31/2013         12.368927          15.296509        33,299,508.3852
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           7.014269         2,124,172.0065
01/01/2009 to 12/31/2009          7.014269           8.856104         3,668,059.6900
01/01/2010 to 12/31/2010          8.856104           9.571990         4,465,311.3527
01/01/2011 to 12/31/2011          9.571990           9.236064         4,605,901.7716
01/01/2012 to 12/31/2012          9.236064          10.532994         4,154,307.1322
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994           48,361.3100
01/01/2010 to 12/31/2010         13.296994          16.444869           97,875.1016
01/01/2011 to 12/31/2011         16.444869          15.790359          103,303.7932
01/01/2012 to 12/31/2012         15.790359          18.184822          139,040.5154
01/01/2013 to 12/31/2013         18.184822          23.710385          142,190.0915
01/01/2014 to 12/31/2014         23.710385          25.432717          144,165.3458
01/01/2015 to 12/31/2015         25.432717          24.310190          146,300.3773
01/01/2016 to 12/31/2016         24.310190          28.671634          186,557.5280
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.014826          13.417251        1,047,513.7250
01/01/2008 to 12/31/2008         13.417251           8.267288          919,075.7166
01/01/2009 to 12/31/2009          8.267288          10.224509        1,088,761.5900
01/01/2010 to 12/31/2010         10.224509          11.497376        1,133,490.9401
01/01/2011 to 12/31/2011         11.497376          11.477358        1,083,967.2354
01/01/2012 to 12/31/2012         11.477358          13.010646        1,307,982.8142
01/01/2013 to 12/31/2013         13.010646          16.829280        1,316,339.9780
01/01/2014 to 12/31/2014         16.829280          18.694177        1,189,299.7948
01/01/2015 to 12/31/2015         18.694177          18.528377        1,085,985.4824
01/01/2016 to 12/31/2016         18.528377          20.269261        1,058,299.0577
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199          453,547.5207
01/01/2014 to 12/31/2014         20.756199          22.539090          377,528.8696
01/01/2015 to 12/31/2015         22.539090          22.056313          311,156.2010
01/01/2016 to 12/31/2016         22.056313          24.716370          322,417.1687
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951          119,379.1955
01/01/2009 to 12/31/2009          6.581951           8.073191          572,596.4800
01/01/2010 to 12/31/2010          8.073191           8.803303          931,265.7032
01/01/2011 to 12/31/2011          8.803303           8.599289        1,049,171.2942
01/01/2012 to 12/31/2012          8.599289           9.620356          976,494.8778
01/01/2013 to 04/26/2013          9.620356          10.524851                0.0000
--------------------------       ---------          ---------        --------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.848886          11.373048           60,561.6600
01/01/2010 to 12/31/2010         11.373048          12.037580          105,389.7065
01/01/2011 to 12/31/2011         12.037580          10.327221          148,274.8066
01/01/2012 to 12/31/2012         10.327221          11.961547          161,821.1811
01/01/2013 to 12/31/2013         11.961547          14.266681          228,021.1864
01/01/2014 to 12/31/2014         14.266681          13.125095          239,626.4593
01/01/2015 to 12/31/2015         13.125095          12.721950          244,356.0466
01/01/2016 to 12/31/2016         12.721950          12.616036          227,503.6515
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.760038          19.627813          389,608.0558
01/01/2014 to 12/31/2014         19.627813          19.219718          347,683.3000
01/01/2015 to 12/31/2015         19.219718          18.948577          285,702.4117
01/01/2016 to 12/31/2016         18.948577          22.033870          240,345.8758
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.010503          15.297171          499,276.5476
01/01/2008 to 12/31/2008         15.297171           9.269262          450,501.5077
01/01/2009 to 12/31/2009          9.269262          12.450655          492,061.6400
01/01/2010 to 12/31/2010         12.450655          15.024065          514,603.5711
01/01/2011 to 12/31/2011         15.024065          13.977994          529,430.9875
01/01/2012 to 12/31/2012         13.977994          14.452926          490,998.0234
01/01/2013 to 04/26/2013         14.452926          15.651038                0.0000
--------------------------       ---------          ---------          ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.969103          13.465685           39,116.0100
01/01/2010 to 12/31/2010         13.465685          16.736517          114,458.4914
01/01/2011 to 12/31/2011         16.736517          15.727087          122,076.0696
01/01/2012 to 12/31/2012         15.727087          17.907911          188,141.4161
01/01/2013 to 12/31/2013         17.907911          24.293548          231,332.3913
01/01/2014 to 12/31/2014         24.293548          24.988752          202,456.9673
01/01/2015 to 12/31/2015         24.988752          23.429556          190,085.8680
01/01/2016 to 12/31/2016         23.429556          27.826941          196,333.2801
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.807827           8.572970          900,566.6029
01/01/2014 to 12/31/2014          8.572970           9.163183        1,003,900.8494
01/01/2015 to 12/31/2015          9.163183           9.945830          942,959.7107
01/01/2016 to 12/31/2016          9.945830           9.918037          942,415.4188
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007          4.823166           6.229901          956,219.8608
01/01/2008 to 12/31/2008          6.229901           3.398616          756,722.0825
01/01/2009 to 12/31/2009          3.398616           5.306594          790,582.3400
01/01/2010 to 12/31/2010          5.306594           6.655218          815,843.6140
01/01/2011 to 12/31/2011          6.655218           5.889901          969,493.0433
01/01/2012 to 12/31/2012          5.889901           6.485249          803,548.2340
01/01/2013 to 04/26/2013          6.485249           6.773144                0.0000
--------------------------       ---------          ---------        --------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.603814          14.718034           86,059.4500
01/01/2010 to 12/31/2010         14.718034          18.651343          280,111.8297
01/01/2011 to 12/31/2011         18.651343          15.264514          318,658.5921
01/01/2012 to 12/31/2012         15.264514          15.377272          343,233.3481
01/01/2013 to 12/31/2013         15.377272          16.727253          301,021.9371
01/01/2014 to 12/31/2014         16.727253          13.336181          309,662.7370
01/01/2015 to 12/31/2015         13.336181           8.807343          359,201.6946
01/01/2016 to 12/31/2016          8.807343          12.433905          256,906.4163
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518504          28.467122          533,700.7814
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.080789          18.919602          1,401,255.6043
01/01/2008 to 12/31/2008      18.919602          15.124411          1,058,897.5954
01/01/2009 to 12/31/2009      15.124411          20.317210          1,057,002.7300
01/01/2010 to 12/31/2010      20.317210          22.542192            967,394.8045
01/01/2011 to 12/31/2011      22.542192          23.128254            917,344.3441
01/01/2012 to 12/31/2012      23.128254          25.654361            824,824.4613
01/01/2013 to 12/31/2013      25.654361          27.207186            734,781.9418
01/01/2014 to 12/31/2014      27.207186          28.012247            664,928.0756
01/01/2015 to 12/31/2015      28.012247          26.914264            575,095.1512
01/01/2016 to 04/29/2016      26.914264          27.695839                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      28.080394          29.073825             99,532.7770
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.733980          12.292535             85,460.3839
01/01/2011 to 12/31/2011      12.292535          12.491238            199,511.6945
01/01/2012 to 12/31/2012      12.491238          13.672498            279,186.9459
01/01/2013 to 12/31/2013      13.672498          13.618052            371,377.8814
01/01/2014 to 12/31/2014      13.618052          13.969333            324,713.6164
01/01/2015 to 12/31/2015      13.969333          13.520174            247,848.1052
01/01/2016 to 04/29/2016      13.520174          13.837231                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.408678          15.742695             84,109.8648
01/01/2008 to 12/31/2008      15.742695          15.378827            278,505.7173
01/01/2009 to 12/31/2009      15.378827          15.720806            322,022.8500
01/01/2010 to 12/31/2010      15.720806          16.288453            422,324.1286
01/01/2011 to 12/31/2011      16.288453          16.841092            544,954.9952
01/01/2012 to 12/31/2012      16.841092          17.043155            449,689.5657
01/01/2013 to 12/31/2013      17.043155          16.587579            408,604.9913
01/01/2014 to 12/31/2014      16.587579          16.707126            382,405.3069
01/01/2015 to 12/31/2015      16.707126          16.459462            367,195.3845
01/01/2016 to 12/31/2016      16.459462          16.330939            299,685.0749

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                                                                   AMERICAN FUNDS
                                                     ALGER            AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                               SMALL CAP GROWTH            BOND               GLOBAL GROWTH        CAPITALIZATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   -------------------    -------------------
ASSETS:
   Investments at fair value...............  $         46,089,499   $       132,721,144   $       277,038,719    $       106,488,755
   Due from MetLife Insurance
     Company USA...........................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------    -------------------
       Total Assets........................            46,089,499           132,721,144           277,038,719            106,488,755
                                             --------------------   -------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees............................                    --                    73                   123                    176
   Due to MetLife Insurance
     Company USA...........................                    --                     1                     2                      1
                                             --------------------   -------------------   -------------------    -------------------
       Total Liabilities...................                    --                    74                   125                    177
                                             --------------------   -------------------   -------------------    -------------------

NET ASSETS.................................  $         46,089,499   $       132,721,070   $       277,038,594    $       106,488,578
                                             ====================   ===================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         46,089,499   $       132,712,550   $       276,980,586    $       106,484,505
   Net assets from contracts in payout.....                    --                 8,520                58,008                  4,073
                                             --------------------   -------------------   -------------------    -------------------
       Total Net Assets....................  $         46,089,499   $       132,721,070   $       277,038,594    $       106,488,578
                                             ====================   ===================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                            AMERICAN FUNDS        AMERICAN FUNDS       BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                GROWTH             GROWTH-INCOME        ALLOCATION V.I.       INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       724,894,410  $        363,982,523  $         2,582,140  $         11,250,311
   Due from MetLife Insurance
     Company USA........................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          724,894,410           363,982,524            2,582,140            11,250,311
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   97                   135                  101                    --
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   97                   135                  101                    --
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       724,894,313  $        363,982,389  $         2,582,039  $         11,250,311
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       724,847,909  $        363,931,294  $         2,582,039  $         11,250,311
   Net assets from contracts in payout..               46,404                51,095                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       724,894,313  $        363,982,389  $         2,582,039  $         11,250,311
                                          ===================  ====================  ===================  ====================


                                            FEDERATED HIGH           FEDERATED          FIDELITY VIP          FIDELITY VIP
                                              INCOME BOND             KAUFMAN           ASSET MANAGER          CONTRAFUND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            27,578  $             47,595  $        70,694,337  $        573,685,540
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               27,578                47,595           70,694,337           573,685,540
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     6                    5                   101
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    4                     6                    5                   101
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            27,574  $             47,589  $        70,694,332  $        573,685,439
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            27,574  $             47,589  $        70,694,332  $        573,685,103
   Net assets from contracts in payout..                   --                    --                   --                   336
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            27,574  $             47,589  $        70,694,332  $        573,685,439
                                          ===================  ====================  ===================  ====================


                                              FIDELITY VIP        FIDELITY VIP
                                              EQUITY-INCOME     FUNDSMANAGER 50%
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,741,279  $     4,491,693,364
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
        Total Assets....................            4,741,279        4,491,693,364
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   --
   Due to MetLife Insurance
     Company USA........................                   --                    7
                                          -------------------  -------------------
        Total Liabilities...............                   --                    7
                                          -------------------  -------------------

NET ASSETS..............................  $         4,741,279  $     4,491,693,357
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,741,279  $     4,491,693,357
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $         4,741,279  $     4,491,693,357
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FIDELITY VIP
                                              FIDELITY VIP          GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%       MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,173,600,538  $         18,955,238  $        144,530,570  $        61,915,734
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................        3,173,600,538            18,955,238           144,530,570           61,915,734
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                    14                     7                    7
   Due to MetLife Insurance
     Company USA........................                    7                     3                    --                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    7                    17                     7                    8
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
                                          ===================  ====================  ====================  ===================



                                              FIDELITY VIP         FIDELITY VIP         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                 MID CAP             OVERSEAS             INCOME VIP         MUTUAL SHARES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        409,695,258  $         3,832,068  $        260,175,225  $       134,905,148
   Due from MetLife Insurance
     Company USA........................                     2                   --                     1                    1
                                          --------------------  -------------------  --------------------  -------------------
        Total Assets....................           409,695,260            3,832,068           260,175,226          134,905,149
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    68                   --                    90                   57
   Due to MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    68                   --                    90                   57
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        409,695,192  $         3,832,068  $        260,175,136  $       134,905,092
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        409,685,344  $         3,832,068  $        260,143,065  $       134,896,309
   Net assets from contracts in payout..                 9,848                   --                32,071                8,783
                                          --------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        409,695,192  $         3,832,068  $        260,175,136  $       134,905,092
                                          ====================  ===================  ====================  ===================



                                             FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                           SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       128,271,026   $         68,504,833
   Due from MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
        Total Assets....................          128,271,026             68,504,833
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   38                     71
   Due to MetLife Insurance
     Company USA........................                    1                     --
                                          --------------------  --------------------
        Total Liabilities...............                   39                     71
                                          --------------------  --------------------

NET ASSETS..............................  $       128,270,987   $         68,504,762
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,270,713   $         68,486,288
   Net assets from contracts in payout..                  274                 18,474
                                          --------------------  --------------------
        Total Net Assets................  $       128,270,987   $         68,504,762
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        213,840,371  $             12,502  $            171,213  $        654,269,953
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           213,840,371                12,502               171,214           654,269,953
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    40                     7                     7                    35
   Due to MetLife Insurance
     Company USA........................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    40                     7                     7                    36
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        213,840,331  $             12,495  $            171,207  $        654,269,917
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        213,826,782  $             12,495  $            171,207  $        654,240,577
   Net assets from contracts in payout..                13,549                    --                    --                29,340
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        213,840,331  $             12,495  $            171,207  $        654,269,917
                                          ====================  ====================  ====================  ====================


                                                                                                                    LMPVET
                                              INVESCO V.I.          INVESCO V.I.             IVY VIP         CLEARBRIDGE VARIABLE
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY        AGGRESSIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,017  $        243,849,679   $            233,211  $        293,536,804
   Due from MetLife Insurance
     Company USA........................                     1                    --                     --                     4
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................                 1,018           243,849,679                233,211           293,536,808
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                    48                     30                   187
   Due to MetLife Insurance
     Company USA........................                    --                     1                     --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     1                    49                     30                   187
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $              1,017  $        243,849,630   $            233,181  $        293,536,621
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,017  $        243,842,509   $            233,181  $        293,522,396
   Net assets from contracts in payout..                    --                 7,121                     --                14,225
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $              1,017  $        243,849,630   $            233,181  $        293,536,621
                                          ====================  =====================  ====================  ====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        405,981,620  $        200,725,444
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           405,981,620           200,725,444
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    63                    95
   Due to MetLife Insurance
     Company USA........................                     3                     1
                                          --------------------  --------------------
        Total Liabilities...............                    66                    96
                                          --------------------  --------------------

NET ASSETS..............................  $        405,981,554  $        200,725,348
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        405,975,125  $        200,710,905
   Net assets from contracts in payout..                 6,429                14,443
                                          --------------------  --------------------
        Total Net Assets................  $        405,981,554  $        200,725,348
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                   LMPVET                LMPVET                LMPVET           LMPVET ENTRUST
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............   $         3,173,437   $         8,591,643   $       102,811,217  $        12,975,801
   Due from MetLife Insurance
     Company USA..........................                    --                    --                     2                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Assets.......................             3,173,437             8,591,643           102,811,219           12,975,801
                                            --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    66                    72                    93                   30
   Due to MetLife Insurance
     Company USA..........................                    --                    --                    --                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Liabilities..................                    66                    72                    93                   30
                                            --------------------  --------------------  --------------------  -------------------

NET ASSETS................................   $         3,173,371   $         8,591,571   $       102,811,126  $        12,975,771
                                            ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         3,166,941   $         8,591,571   $       102,808,645  $        12,975,771
   Net assets from contracts in payout....                 6,430                    --                 2,481                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Net Assets...................   $         3,173,371   $         8,591,571   $       102,811,126  $        12,975,771
                                            ====================  ====================  ====================  ===================

                                                 LMPVET QS                                 LMPVET QS          LMPVIT WESTERN
                                                 VARIABLE             LMPVET QS            VARIABLE        ASSET VARIABLE GLOBAL
                                            CONSERVATIVE GROWTH    VARIABLE GROWTH      MODERATE GROWTH       HIGH YIELD BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $        38,835,930  $        83,823,272  $           921,089  $        87,931,069
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................           38,835,930           83,823,273              921,089           87,931,069
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   43                   60                   10                  123
   Due to MetLife Insurance
     Company USA..........................                   --                   --                    1                    2
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   43                   60                   11                  125
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $        38,835,887  $        83,823,213  $           921,078  $        87,930,944
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        38,835,887  $        83,732,124  $           921,078  $        87,919,451
   Net assets from contracts in payout....                   --               91,089                   --               11,493
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $        38,835,887  $        83,823,213  $           921,078  $        87,930,944
                                            ===================  ===================  ===================  =====================


                                                   MFS VIT              MFS VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             8,836  $            41,234
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                8,836               41,234
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    8                   --
   Due to MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Liabilities..................                    9                   --
                                            -------------------  -------------------

NET ASSETS................................  $             8,827  $            41,234
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             8,827  $            41,234
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             8,827  $            41,234
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                             MIST
                                                                                        ALLIANZ GLOBAL        MIST AMERICAN
                                                                  MIST AB GLOBAL       INVESTORS DYNAMIC     FUNDS BALANCED
                                            MFS VIT RESEARCH    DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             21,617  $     3,143,878,521  $         82,224,276  $     3,152,568,112
   Due from MetLife Insurance
     Company USA........................                    --                   --                     8                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                21,617        3,143,878,521            82,224,284        3,152,568,112
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     9                  167                   146                  139
   Due to MetLife Insurance
     Company USA........................                    --                    1                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     9                  168                   146                  140
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             21,608  $     3,143,878,353  $         82,224,138  $     3,152,567,972
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             21,608  $     3,143,759,653  $         82,224,138  $     3,152,270,825
   Net assets from contracts in payout..                    --              118,700                    --              297,147
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             21,608  $     3,143,878,353  $         82,224,138  $     3,152,567,972
                                          ====================  ===================  ====================  ===================



                                             MIST AMERICAN                              MIST AMERICAN           MIST AQR
                                             FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                              ALLOCATION           FUNDS GROWTH          ALLOCATION             BALANCED
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,744,990,942  $        654,182,554  $     1,590,453,893  $     2,395,534,315
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        1,744,990,942           654,182,554        1,590,453,893        2,395,534,315
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  112                   114                  136                  115
   Due to MetLife Insurance
     Company USA........................                    1                    --                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  113                   114                  137                  116
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     1,744,990,829  $        654,182,440  $     1,590,453,756  $     2,395,534,199
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,744,519,191  $        654,168,472  $     1,589,532,371  $     2,395,150,516
   Net assets from contracts in payout..              471,638                13,968              921,385              383,683
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     1,744,990,829  $        654,182,440  $     1,590,453,756  $     2,395,534,199
                                          ===================  ====================  ===================  ===================



                                            MIST BLACKROCK
                                            GLOBAL TACTICAL       MIST BLACKROCK
                                              STRATEGIES            HIGH YIELD
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $     4,999,248,857  $       231,879,613
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................        4,999,248,857          231,879,613
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  156                  206
   Due to MetLife Insurance
     Company USA........................                    3                    2
                                          -------------------  -------------------
       Total Liabilities................                  159                  208
                                          -------------------  -------------------

NET ASSETS..............................  $     4,999,248,698  $       231,879,405
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     4,999,064,588  $       231,840,541
   Net assets from contracts in payout..              184,110               38,864
                                          -------------------  -------------------
       Total Net Assets.................  $     4,999,248,698  $       231,879,405
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                           MIST                 MIST
                                              MIST CLARION       MIST CLEARBRIDGE      GOLDMAN SACHS       HARRIS OAKMARK
                                           GLOBAL REAL ESTATE    AGGRESSIVE GROWTH     MID CAP VALUE        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       263,186,843  $       461,921,224  $       136,116,600  $       576,095,647
   Due from MetLife Insurance
     Company USA........................                   --                    3                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          263,186,843          461,921,227          136,116,600          576,095,647
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  241                  217                  118                  204
   Due to MetLife Insurance
     Company USA........................                    5                   --                   --                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  246                  217                  118                  206
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       263,186,597  $       461,921,010  $       136,116,482  $       576,095,441
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       263,120,853  $       461,818,083  $       136,074,866  $       575,928,749
   Net assets from contracts in payout..               65,744              102,927               41,616              166,692
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       263,186,597  $       461,921,010  $       136,116,482  $       576,095,441
                                          ===================  ===================  ===================  ===================


                                             MIST INVESCO
                                             BALANCED-RISK        MIST INVESCO          MIST INVESCO         MIST INVESCO
                                              ALLOCATION            COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       940,598,361  $       742,413,539  $       268,931,642  $        296,393,495
   Due from MetLife Insurance
     Company USA........................                   --                    1                   --                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          940,598,361          742,413,540          268,931,642           296,393,496
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  199                  165                  177                   258
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  200                  165                  177                   258
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       940,598,161  $       742,413,375  $       268,931,465  $        296,393,238
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       940,569,896  $       742,267,690  $       268,880,547  $        296,312,950
   Net assets from contracts in payout..               28,265              145,685               50,918                80,288
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       940,598,161  $       742,413,375  $       268,931,465  $        296,393,238
                                          ===================  ===================  ===================  ====================


                                                                   MIST JPMORGAN
                                             MIST JPMORGAN         GLOBAL ACTIVE
                                               CORE BOND            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       339,144,946  $     1,042,207,167
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          339,144,946        1,042,207,167
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  116                  154
   Due to MetLife Insurance
     Company USA........................                    2                    2
                                          -------------------  -------------------
       Total Liabilities................                  118                  156
                                          -------------------  -------------------

NET ASSETS..............................  $       339,144,828  $     1,042,207,011
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       339,138,571  $     1,042,198,117
   Net assets from contracts in payout..                6,257                8,894
                                          -------------------  -------------------
       Total Net Assets.................  $       339,144,828  $     1,042,207,011
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                       MIST MET/ABERDEEN          MIST
                                              MIST JPMORGAN     MIST LOOMIS SAYLES         EMERGING            MET/ARTISAN
                                             SMALL CAP VALUE      GLOBAL MARKETS        MARKETS EQUITY        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         26,376,861  $       148,612,546  $        370,235,848  $           233,724
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            26,376,861          148,612,546           370,235,848              233,724
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   229                  128                   182                   34
   Due to MetLife Insurance
     Company USA........................                    --                    1                     5                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   229                  129                   187                   34
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         26,376,632  $       148,612,417  $        370,235,661  $           233,690
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,367,236  $       148,612,417  $        370,166,494  $           233,690
   Net assets from contracts in payout..                 9,396                   --                69,167                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         26,376,632  $       148,612,417  $        370,235,661  $           233,690
                                          ====================  ===================  ====================  ===================


                                                 MIST            MIST MET/FRANKLIN
                                            MET/EATON VANCE        LOW DURATION      MIST MET/TEMPLETON    MIST MET/WELLINGTON
                                             FLOATING RATE         TOTAL RETURN      INTERNATIONAL BOND    LARGE CAP RESEARCH
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        64,827,854  $       144,974,984   $        39,493,721  $        15,301,575
   Due from MetLife Insurance
     Company USA........................                   --                   --                     1                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           64,827,854          144,974,984            39,493,722           15,301,575
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  177                  147                   102                  151
   Due to MetLife Insurance
     Company USA........................                    2                    1                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                  179                  148                   102                  152
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        64,827,675  $       144,974,836   $        39,493,620  $        15,301,423
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        64,810,084  $       144,959,506   $        39,493,620  $        15,301,423
   Net assets from contracts in payout..               17,591               15,330                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        64,827,675  $       144,974,836   $        39,493,620  $        15,301,423
                                          ===================  ===================  ====================  ====================



                                              MIST METLIFE          MIST METLIFE
                                          ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        557,781,087  $     6,925,324,585
   Due from MetLife Insurance
     Company USA........................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................           557,781,088        6,925,324,585
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    90                  100
   Due to MetLife Insurance
     Company USA........................                    --                    2
                                          --------------------  -------------------
       Total Liabilities................                    90                  102
                                          --------------------  -------------------

NET ASSETS..............................  $        557,780,998  $     6,925,324,483
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        557,300,339  $     6,925,058,932
   Net assets from contracts in payout..               480,659              265,551
                                          --------------------  -------------------
       Total Net Assets.................  $        557,780,998  $     6,925,324,483
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MIST METLIFE                                MIST                MIST
                                                MULTI-INDEX        MIST METLIFE        MFS RESEARCH       MORGAN STANLEY
                                               TARGETED RISK      SMALL CAP VALUE      INTERNATIONAL      MID CAP GROWTH
                                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..............  $      847,575,178  $      266,605,657  $      247,880,088  $      201,153,320
   Due from MetLife Insurance
     Company USA..........................                  --                  --                  --                   2
                                            ------------------  ------------------  ------------------  ------------------
       Total Assets.......................         847,575,178         266,605,657         247,880,088         201,153,322
                                            ------------------  ------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 145                 151                 186                 204
   Due to MetLife Insurance
     Company USA..........................                  12                  --                   2                  --
                                            ------------------  ------------------  ------------------  ------------------
       Total Liabilities..................                 157                 151                 188                 204
                                            ------------------  ------------------  ------------------  ------------------

NET ASSETS................................  $      847,575,021  $      266,605,506  $      247,879,900  $      201,153,118
                                            ==================  ==================  ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      847,571,780  $      266,421,941  $      247,767,998  $      201,116,036
   Net assets from contracts in payout....               3,241             183,565             111,902              37,082
                                            ------------------  ------------------  ------------------  ------------------
       Total Net Assets...................  $      847,575,021  $      266,605,506  $      247,879,900  $      201,153,118
                                            ==================  ==================  ==================  ==================


                                                                        MIST                 MIST
                                             MIST OPPENHEIMER      PANAGORA GLOBAL      PIMCO INFLATION            MIST
                                               GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND      PIMCO TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        59,761,404  $       102,758,068  $       622,764,886  $     1,446,213,361
   Due from MetLife Insurance
     Company USA..........................                    4                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           59,761,408          102,758,068          622,764,886        1,446,213,361
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  162                  174                  184                  144
   Due to MetLife Insurance
     Company USA..........................                   --                    3                    2                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  162                  177                  186                  145
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        59,761,246  $       102,757,891  $       622,764,700  $     1,446,213,216
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        59,761,246  $       102,734,833  $       622,602,529  $     1,445,876,901
   Net assets from contracts in payout....                   --               23,058              162,171              336,315
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        59,761,246  $       102,757,891  $       622,764,700  $     1,446,213,216
                                            ===================  ===================  ===================  ===================



                                                MIST PYRAMIS         MIST PYRAMIS
                                             GOVERNMENT  INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       648,756,137  $       415,940,452
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          648,756,137          415,940,452
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  189                  113
   Due to MetLife Insurance
     Company USA..........................                    2                    1
                                            -------------------  -------------------
       Total Liabilities..................                  191                  114
                                            -------------------  -------------------

NET ASSETS................................  $       648,755,946  $       415,940,338
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       648,703,575  $       415,940,338
   Net assets from contracts in payout....               52,371                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       648,755,946  $       415,940,338
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       577,424,982  $     1,290,390,369  $        454,752,075  $       747,778,983
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   41
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          577,424,982        1,290,390,369           454,752,075          747,779,024
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                  144                    67                  234
   Due to MetLife Insurance
     Company USA........................                    2                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  161                  145                    67                  234
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       577,424,821  $     1,290,390,224  $        454,752,008  $       747,778,790
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       577,368,770  $     1,290,050,799  $        454,359,160  $       747,410,048
   Net assets from contracts in payout..               56,051              339,425               392,848              368,742
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       577,424,821  $     1,290,390,224  $        454,752,008  $       747,778,790
                                          ===================  ===================  ====================  ===================


                                          MIST T. ROWE PRICE        MIST TCW        MSF BAILLIE GIFFORD      MSF BARCLAYS
                                            MID CAP GROWTH      CORE FIXED INCOME   INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       462,784,038  $           292,789  $       221,819,889  $       308,499,181
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          462,784,038              292,789          221,819,889          308,499,181
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   69                   51                  141                  203
   Due to MetLife Insurance
     Company USA........................                    1                   --                    4                    3
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   70                   51                  145                  206
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       462,783,968  $           292,738  $       221,819,744  $       308,498,975
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       462,673,127  $           292,738  $       221,809,173  $       308,469,959
   Net assets from contracts in payout..              110,841                   --               10,571               29,016
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       462,783,968  $           292,738  $       221,819,744  $       308,498,975
                                          ===================  ===================  ===================  ====================


                                              MSF BLACKROCK         MSF BLACKROCK
                                               BOND INCOME      CAPITAL APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         74,475,534   $        14,099,196
   Due from MetLife Insurance
     Company USA........................                    --                     2
                                          --------------------  --------------------
       Total Assets.....................            74,475,534            14,099,198
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   203                   216
   Due to MetLife Insurance
     Company USA........................                     1                    --
                                          --------------------  --------------------
       Total Liabilities................                   204                   216
                                          --------------------  --------------------

NET ASSETS..............................  $         74,475,330   $        14,098,982
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,425,136   $        14,098,982
   Net assets from contracts in payout..                50,194                    --
                                          --------------------  --------------------
       Total Net Assets.................  $         74,475,330   $        14,098,982
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   MSF BLACKROCK
                                              MSF BLACKROCK         ULTRA-SHORT         MSF FRONTIER               MSF
                                             LARGE CAP VALUE         TERM BOND         MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,024,851  $        343,711,548  $        66,475,244  $       447,002,701
   Due from MetLife Insurance
     Company USA........................                    2                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            5,024,853           343,711,548           66,475,244          447,002,701
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   35                   321                   85                  146
   Due to MetLife Insurance
     Company USA........................                   --                     1                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   35                   322                   85                  146
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         5,024,818  $        343,711,226  $        66,475,159  $       447,002,555
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,024,818  $        343,615,553  $        66,444,875  $       446,649,164
   Net assets from contracts in payout..                   --                95,673               30,284              353,391
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         5,024,818  $        343,711,226  $        66,475,159  $       447,002,555
                                          ===================  ====================  ===================  ===================


                                                                                                          MSF MET/DIMENSIONAL
                                           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL
                                            SMALL CAP CORE       SMALL CAP GROWTH       MID CAP VALUE           COMPANY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        14,400,813  $           292,677  $        217,144,144  $        57,870,072
   Due from MetLife Insurance
     Company USA........................                    1                   --                     1                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           14,400,814              292,677           217,144,145           57,870,072
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  179                   54                    83                  137
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                  179                   54                    83                  138
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        14,400,635  $           292,623  $        217,144,062  $        57,869,934
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,400,635  $           292,623  $        216,961,267  $        57,869,934
   Net assets from contracts in payout..                   --                   --               182,795                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        14,400,635  $           292,623  $        217,144,062  $        57,869,934
                                          ===================  ===================  ====================  ====================


                                           MSF MET/WELLINGTON
                                               CORE EQUITY          MSF METLIFE
                                              OPPORTUNITIES     ASSET ALLOCATION 20
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       787,904,084  $        101,585,701
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          787,904,084           101,585,701
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  367                   100
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                  367                   101
                                          -------------------  --------------------

NET ASSETS..............................  $       787,903,717  $        101,585,600
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       787,600,524  $        101,585,600
   Net assets from contracts in payout..              303,193                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       787,903,717  $        101,585,600
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,966,089,387   $      6,424,608,808  $     5,638,281,108  $       151,623,770
   Due from MetLife Insurance
     Company USA........................                   --                     --                   10                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,966,089,387          6,424,608,808        5,638,281,118          151,623,770
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  103                    106                   66                  158
   Due to MetLife Insurance
     Company USA........................                    1                     --                   --                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  104                    106                   66                  158
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,966,089,283   $      6,424,608,702  $     5,638,281,052  $       151,623,612
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,963,168,880   $      6,421,678,260  $     5,636,135,110  $       151,623,612
   Net assets from contracts in payout..            2,920,403              2,930,442            2,145,942                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,966,089,283   $      6,424,608,702  $     5,638,281,052  $       151,623,612
                                          ====================  ====================  ===================  ====================


                                               MSF METLIFE            MSF MFS                                   MSF MSCI
                                               STOCK INDEX         TOTAL RETURN         MSF MFS VALUE          EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        594,987,004  $        41,309,229  $       284,625,481  $       104,406,822
   Due from MetLife Insurance
     Company USA........................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           594,987,005           41,309,229          284,625,481          104,406,822
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    90                  204                  227                  151
   Due to MetLife Insurance
     Company USA........................                    --                   --                    6                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    90                  204                  233                  153
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        594,986,915  $        41,309,025  $       284,625,248  $       104,406,669
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        594,875,254  $        41,305,838  $       284,562,792  $       104,406,669
   Net assets from contracts in payout..               111,661                3,187               62,456                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        594,986,915  $        41,309,025  $       284,625,248  $       104,406,669
                                          ====================  ===================  ===================  ===================


                                             MSF NEUBERGER              MSF
                                            BERMAN GENESIS      RUSSELL 2000 INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       133,113,670  $       143,701,639
   Due from MetLife Insurance
     Company USA........................                    1                    1
                                          -------------------  -------------------
       Total Assets.....................          133,113,671          143,701,640
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                  117
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  133                  117
                                          -------------------  -------------------

NET ASSETS..............................  $       133,113,538  $       143,701,523
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       133,083,848  $       143,701,523
   Net assets from contracts in payout..               29,690                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       133,113,538  $       143,701,523
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                         MSF VAN ECK        MSF WESTERN ASSET
                                            MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                            LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES        BOND OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       203,478,745  $         12,987,984  $        88,041,313  $     1,050,068,835
   Due from MetLife Insurance
     Company USA........................                    8                     1                    1                   15
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          203,478,753            12,987,985           88,041,314        1,050,068,850
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  166                    93                   65                  352
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  166                    93                   65                  352
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       203,478,587  $         12,987,892  $        88,041,249  $     1,050,068,498
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       203,449,228  $         12,987,892  $        88,041,249  $     1,049,776,857
   Net assets from contracts in payout..               29,359                    --                   --              291,641
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       203,478,587  $         12,987,892  $        88,041,249  $     1,050,068,498
                                          ===================  ====================  ===================  ====================


                                           MSF WESTERN ASSET
                                              MANAGEMENT             NEUBERGER         OPPENHEIMER VA       OPPENHEIMER VA
                                            U.S. GOVERNMENT       BERMAN GENESIS          CORE BOND        GOVERNMENT MONEY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       250,345,434  $             6,569  $              5,722  $             3,398
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          250,345,434                6,569                 5,722                3,398
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  248                    5                     3                    2
   Due to MetLife Insurance
     Company USA........................                    3                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  251                    5                     3                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       250,345,183  $             6,564  $              5,719  $             3,396
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       250,280,337  $             6,564  $              5,719  $             3,396
   Net assets from contracts in payout..               64,846                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       250,345,183  $             6,564  $              5,719  $             3,396
                                          ===================  ===================  ====================  ===================


                                             OPPENHEIMER VA
                                               MAIN STREET        OPPENHEIMER VA
                                                SMALL CAP           MAIN STREET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       115,192,973  $           102,246
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          115,192,973              102,246
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   29                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   29                   --
                                          -------------------  -------------------

NET ASSETS..............................  $       115,192,944  $           102,246
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       115,192,944  $           102,246
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       115,192,944  $           102,246
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                PIMCO VIT             PIMCO VIT
                                           COMMODITYREALRETURN    EMERGING MARKETS          PIMCO VIT           PIONEER VCT
                                                STRATEGY                BOND           UNCONSTRAINED BOND      MID CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           464,890   $            645,778  $            560,086  $        67,321,630
   Due from MetLife Insurance
     Company USA........................                   --                     --                    --                    2
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................              464,890                645,778               560,086           67,321,632
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   40                     35                    34                   93
   Due to MetLife Insurance
     Company USA........................                   --                     --                     1                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   40                     35                    35                   93
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $           464,850   $            645,743  $            560,051  $        67,321,539
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           464,850   $            645,743  $            560,051  $        67,321,539
   Net assets from contracts in payout..                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $           464,850   $            645,743  $            560,051  $        67,321,539
                                          ====================  ====================  ====================  ===================


                                              PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                          REAL ESTATE SHARES     GOVERNMENT MONEY        GROWTH STOCK       INTERNATIONAL STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           252,092  $            532,685  $          6,392,651  $           383,184
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................              252,092               532,685             6,392,651              383,184
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   63                    --                    --                    9
   Due to MetLife Insurance
     Company USA........................                    2                    --                     1                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   65                    --                     1                    9
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $           252,027  $            532,685  $          6,392,650  $           383,175
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           252,027  $            532,685  $          6,392,650  $           383,175
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $           252,027  $            532,685  $          6,392,650  $           383,175
                                          ===================  ====================  ====================  ====================

                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE       UIF GLOBAL
                                                BALANCED           INFRASTRUCTURE
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $            143,977  $           504,004
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................               143,977              504,004
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    31                   65
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    31                   65
                                          --------------------  -------------------

NET ASSETS..............................  $            143,946  $           503,939
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            140,770  $           503,939
   Net assets from contracts in payout..                 3,176                   --
                                          --------------------  -------------------
        Total Net Assets................  $            143,946  $           503,939
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                                                                     VANECK VIP
                                                                                                                     LONG/SHORT
                                                                                                                    EQUITY INDEX
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
ASSETS:
   Investments at fair value.................................................................................   $            460,292
   Due from MetLife Insurance
     Company USA.............................................................................................                      1
                                                                                                                --------------------
        Total Assets.........................................................................................                460,293
                                                                                                                --------------------
LIABILITIES:
   Accrued fees..............................................................................................                     25
   Due to MetLife Insurance
     Company USA.............................................................................................                     --
                                                                                                                --------------------
        Total Liabilities....................................................................................                     25
                                                                                                                --------------------

NET ASSETS...................................................................................................   $            460,268
                                                                                                                ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $            460,268
   Net assets from contracts in payout.......................................................................                     --
                                                                                                                --------------------
        Total Net Assets.....................................................................................   $            460,268
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                AMERICAN FUNDS
                                                     ALGER           AMERICAN FUNDS        AMERICAN FUNDS        GLOBAL SMALL
                                               SMALL CAP GROWTH           BOND              GLOBAL GROWTH       CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         2,362,918  $         2,553,358  $            262,845
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               594,785            1,580,647            3,355,854             1,220,788
      Administrative charges...............                    --              360,070              703,209               231,933
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               594,785            1,940,717            4,059,063             1,452,721
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (594,785)              422,201          (1,505,705)           (1,189,876)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,358,504              501,718           23,983,060            20,135,180
      Realized gains (losses) on sale of
        investments........................           (1,762,600)              272,828            1,989,612               214,264
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             4,595,904              774,546           25,972,672            20,349,444
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,062,118)            1,209,210         (27,161,768)          (18,427,737)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,533,786            1,983,756          (1,189,096)             1,921,707
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,939,001  $         2,405,957  $       (2,694,801)  $            731,831
                                             ====================  ===================  ===================  ====================



                                                AMERICAN FUNDS       AMERICAN FUNDS       BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                    GROWTH            GROWTH-INCOME        ALLOCATION V.I.       INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          5,452,879  $         5,169,546  $             31,700  $         1,204,759
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,624,417            4,363,417                22,384              152,749
      Administrative charges...............             1,717,015              802,587                 4,635                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            10,341,432            5,166,004                27,019              152,749
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,888,553)                3,542                 4,681            1,052,010
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            64,569,797           38,951,558                    --                   --
      Realized gains (losses) on sale of
        investments........................            11,851,170            4,275,096               (6,529)            (793,511)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            76,420,967           43,226,654               (6,529)            (793,511)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (17,514,843)          (9,886,897)                64,672            (391,004)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            58,906,124           33,339,757                58,143          (1,184,515)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         54,017,571  $        33,343,299  $             62,824  $         (132,505)
                                             ====================  ===================  ====================  ===================



                                                FEDERATED HIGH          FEDERATED
                                                  INCOME BOND            KAUFMAN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,635  $                 --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  370                   640
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................                  370                   640
                                             -------------------  --------------------
           Net investment income (loss)....                1,265                 (640)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 3,201
      Realized gains (losses) on sale of
        investments........................                 (65)                   199
                                             -------------------  --------------------
           Net realized gains (losses).....                 (65)                 3,400
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                2,081               (1,780)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,016                 1,620
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             3,281  $                980
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                  FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                  ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,049,636  $          4,144,324  $            101,998  $         55,981,452
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               979,246             6,725,287                66,173            89,219,632
      Administrative charges................                    --               866,577                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               979,246             7,591,864                66,173            89,219,632
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                70,390           (3,447,540)                35,825          (33,238,180)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             3,154,767            45,281,039               314,347            61,561,775
      Realized gains (losses) on sale of
        investments.........................             (121,692)            11,253,026              (91,104)             5,863,112
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             3,033,075            56,534,065               223,243            67,424,887
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,946,628)          (18,019,471)               452,684            70,790,241
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,086,447            38,514,594               675,927           138,215,128
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,156,837  $         35,067,054  $            711,752  $        104,976,948
                                              ====================  ====================  ====================  ====================


                                                                       FIDELITY VIP
                                                 FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                               FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        39,756,961  $             49,197  $             56,169  $            871,491
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           68,870,585               432,259             1,994,466               817,329
      Administrative charges................                   --                    --                    --                    --
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................           68,870,585               432,259             1,994,466               817,329
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....         (29,113,624)             (383,062)           (1,938,297)                54,162
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........          122,600,072                    --            14,663,210                64,387
      Realized gains (losses) on sale of
        investments.........................           65,729,431                    --             5,374,219             2,701,386
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......          188,329,503                    --            20,037,429             2,765,773
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (63,123,246)                    --          (19,372,389)             3,139,146
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          125,206,257                    --               665,040             5,904,919
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        96,092,633  $          (383,062)  $        (1,273,257)  $          5,959,081
                                              ===================  ====================  ====================  ====================



                                                  FIDELITY VIP          FIDELITY VIP
                                                     MID CAP              OVERSEAS
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,226,938  $             57,280
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,395,958                51,634
      Administrative charges................               985,076                    --
                                              --------------------  --------------------
        Total expenses......................             5,381,034                51,634
                                              --------------------  --------------------
           Net investment income (loss).....           (4,154,096)                 5,646
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            24,963,139                 6,789
      Realized gains (losses) on sale of
        investments.........................             1,427,156               (4,638)
                                              --------------------  --------------------
           Net realized gains (losses)......            26,390,295                 2,151
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            17,481,724             (292,991)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            43,872,019             (290,840)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         39,717,923  $          (285,194)
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                   INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,538,874  $          2,509,072  $            945,163  $          1,284,041
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,789,012             1,430,161             1,260,599             1,021,784
      Administrative charges................               629,018               316,737               288,545               164,732
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             3,418,030             1,746,898             1,549,144             1,186,516
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             9,120,844               762,174             (603,981)                97,525
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            10,336,219            17,369,446             1,150,089
      Realized gains (losses) on sale of
        investments.........................           (1,197,852)             1,399,723               823,576             (622,986)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           (1,197,852)            11,735,942            18,193,022               527,103
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            21,806,114             4,805,146            11,896,218             2,954,153
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            20,608,262            16,541,088            30,089,240             3,481,256
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         29,729,106  $         17,303,262  $         29,485,259  $          3,578,781
                                              ====================  ====================  ====================  ====================


                                                FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $              1,284  $         10,043,474
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,292,831                   182                 2,355             6,839,566
      Administrative charges................               526,190                    --                    --             1,526,928
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             2,819,021                   182                 2,355             8,366,494
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,819,021)                 (182)               (1,071)             1,676,980
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               180,806                 1,110                11,513            19,411,529
      Realized gains (losses) on sale of
        investments.........................           (3,262,508)                     6                 4,014             6,913,259
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           (3,081,702)                 1,116                15,527            26,324,788
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             8,927,333                 (893)                 (647)            49,249,179
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             5,845,631                   223                14,880            75,573,967
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,026,610  $                 41  $             13,809  $         77,250,947
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 16  $          2,872,075
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    38             2,720,781
      Administrative charges................                    --               614,950
                                              --------------------  --------------------
        Total expenses......................                    38             3,335,731
                                              --------------------  --------------------
           Net investment income (loss).....                  (22)             (463,656)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   131                    --
      Realized gains (losses) on sale of
        investments.........................                   508             2,563,228
                                              --------------------  --------------------
           Net realized gains (losses)......                   639             2,563,228
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (349)           (7,183,922)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   290           (4,620,694)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                268  $        (5,084,350)
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                         LMPVET                LMPVET                LMPVET
                                                   IVY VIP        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,643   $         1,854,637  $         5,193,655   $          2,740,576
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,003             3,308,705            4,494,092              2,164,250
      Administrative charges...............                  732               713,843              984,873                476,602
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                3,735             4,022,548            5,478,965              2,640,852
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (2,092)           (2,167,911)            (285,310)                 99,724
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            14,959,018            8,787,739                     --
      Realized gains (losses) on sale of
        investments........................             (29,559)             5,231,016            9,921,449              4,502,131
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             (29,559)            20,190,034           18,709,188              4,502,131
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               19,774          (18,916,437)           12,788,762             19,079,369
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (9,785)             1,273,597           31,497,950             23,581,500
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (11,877)   $         (894,314)  $        31,212,640   $         23,681,224
                                             ===================  ====================  ====================  ====================


                                                    LMPVET                LMPVET                LMPVET           LMPVET ENTRUST
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            16,137   $           126,032    $                --  $             5,147
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               51,690               117,087              1,124,895              129,978
      Administrative charges...............                8,378                19,416                242,281               27,890
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               60,068               136,503              1,367,176              157,868
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (43,931)              (10,471)            (1,367,176)            (152,721)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              258,677               171,309              3,986,765                   --
      Realized gains (losses) on sale of
        investments........................              121,277                82,435              1,295,117             (79,247)
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              379,954               253,744              5,281,882             (79,247)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (188,699)               594,251                637,725            (159,883)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              191,255               847,995              5,919,607            (239,130)
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           147,324   $           837,524    $         4,552,431  $         (391,851)
                                             ====================  ====================  ====================  ===================


                                                   LMPVET QS
                                                   VARIABLE              LMPVET QS
                                              CONSERVATIVE GROWTH     VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           914,476   $         1,179,697
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              419,036               911,416
      Administrative charges...............               94,354               203,941
                                             --------------------  -------------------
        Total expenses.....................              513,390             1,115,357
                                             --------------------  -------------------
          Net investment income (loss).....              401,086                64,340
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             3,079,407
      Realized gains (losses) on sale of
        investments........................              439,055               908,716
                                             --------------------  -------------------
          Net realized gains (losses)......              439,055             3,988,123
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,355,038             1,529,479
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,794,093             5,517,602
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,195,179   $         5,581,942
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   LMPVET QS          LMPVIT WESTERN
                                                   VARIABLE        ASSET VARIABLE GLOBAL         MFS VIT              MFS VIT
                                                MODERATE GROWTH       HIGH YIELD BOND        INVESTORS TRUST       NEW DISCOVERY
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             18,261   $         5,305,218   $                74  $                 --
                                             --------------------  ---------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                13,636             1,012,225                   119                   543
      Administrative charges...............                 2,461               217,886                    --                    --
                                             --------------------  ---------------------  -------------------  --------------------
        Total expenses.....................                16,097             1,230,111                   119                   543
                                             --------------------  ---------------------  -------------------  --------------------
           Net investment income (loss)....                 2,164             4,075,107                  (45)                 (543)
                                             --------------------  ---------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                12,030                    --                   948                 1,780
      Realized gains (losses) on sale of
        investments........................                93,381           (1,878,440)                   173                    35
                                             --------------------  ---------------------  -------------------  --------------------
           Net realized gains (losses).....               105,411           (1,878,440)                 1,121                 1,815
                                             --------------------  ---------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (54,300)             9,237,046                 (484)                 1,685
                                             --------------------  ---------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                51,111             7,358,606                   637                 3,500
                                             --------------------  ---------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             53,275   $        11,433,713   $               592  $              2,957
                                             ====================  =====================  ===================  ====================


                                                                                                MIST
                                                                                           ALLIANZ GLOBAL        MIST AMERICAN
                                                                     MIST AB GLOBAL       INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH    DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                164  $        50,731,097  $            36,043  $         50,441,227
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   295           36,777,457              819,803            39,738,813
      Administrative charges...............                    --            7,979,779              185,964             7,780,713
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                   295           44,757,236            1,005,767            47,519,526
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                 (131)            5,973,861            (969,724)             2,921,701
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 2,108           32,693,374                   --           262,537,468
      Realized gains (losses) on sale of
        investments........................                 1,753           19,025,020             (35,898)            13,233,629
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                 3,861           51,718,394             (35,898)           275,771,097
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (2,546)            9,838,368            1,607,504          (91,485,327)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 1,315           61,556,762            1,571,606           184,285,770
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              1,184  $        67,530,623  $           601,882  $        187,207,471
                                             ====================  ===================  ===================  ====================



                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        22,329,038  $         1,845,153
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           22,476,214            7,889,256
      Administrative charges...............            4,278,668            1,563,886
                                             -------------------  -------------------
        Total expenses.....................           26,754,882            9,453,142
                                             -------------------  -------------------
           Net investment income (loss)....          (4,425,844)          (7,607,989)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          173,885,187          158,016,892
      Realized gains (losses) on sale of
        investments........................           10,875,441            9,109,380
                                             -------------------  -------------------
           Net realized gains (losses).....          184,760,628          167,126,272
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (60,183,857)        (113,400,426)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          124,576,771           53,725,846
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       120,150,927  $        46,117,857
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST AMERICAN          MIST AQR           MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK         GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED             STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         30,244,827  $                --  $        73,694,587  $         15,050,635
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            20,054,628           28,155,958           58,392,165             2,912,058
      Administrative charges...............             3,944,879            6,112,777           12,647,962               558,329
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................            23,999,507           34,268,735           71,040,127             3,470,387
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             6,245,320         (34,268,735)            2,654,460            11,580,248
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           102,738,871                   --          415,501,718                    --
      Realized gains (losses) on sale of
        investments........................             4,407,233         (47,850,610)            1,407,383           (3,986,750)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           107,146,104         (47,850,610)          416,909,101           (3,986,750)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (30,620,445)          257,505,457        (270,413,192)            18,199,885
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            76,525,659          209,654,847          146,495,909            14,213,135
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         82,770,979  $       175,386,112  $       149,150,369  $         25,793,383
                                             ====================  ===================  ===================  ====================


                                                                                                MIST                 MIST
                                                 MIST CLARION       MIST CLEARBRIDGE        GOLDMAN SACHS       HARRIS OAKMARK
                                              GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          5,689,822  $         1,904,589  $         1,116,854  $         11,982,379
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,478,679            6,314,227            1,796,620             7,431,652
      Administrative charges...............               687,711            1,178,598              334,859             1,401,474
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             4,166,390            7,492,825            2,131,479             8,833,126
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,523,432          (5,588,236)          (1,014,625)             3,149,253
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --           10,427,889            37,808,030
      Realized gains (losses) on sale of
        investments........................             1,382,227           22,877,688          (4,103,366)          (11,489,689)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,382,227           22,877,688            6,324,523            26,318,341
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,178,951)         (14,020,970)            9,272,110             6,566,866
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,796,724)            8,856,718           15,596,633            32,885,207
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,273,292)  $         3,268,482  $        14,582,008  $         36,034,460
                                             ====================  ===================  ===================  ====================


                                                 MIST INVESCO
                                                 BALANCED-RISK        MIST INVESCO
                                                  ALLOCATION            COMSTOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,246,922  $        17,315,242
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,450,825            8,118,905
      Administrative charges...............            2,097,722            1,709,918
                                             -------------------  -------------------
        Total expenses.....................           11,548,547            9,828,823
                                             -------------------  -------------------
           Net investment income (loss)....         (10,301,625)            7,486,419
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           53,012,772
      Realized gains (losses) on sale of
        investments........................          (2,513,753)           10,612,442
                                             -------------------  -------------------
           Net realized gains (losses).....          (2,513,753)           63,625,214
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           91,035,525           32,001,192
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           88,521,772           95,626,406
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        78,220,147  $       103,112,825
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                MIST JPMORGAN
                                                MIST INVESCO          MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE
                                                MID CAP VALUE       SMALL CAP GROWTH         CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,560,899  $                --  $          9,459,334  $        22,147,328
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,137,911            3,680,465             4,393,629           11,819,261
      Administrative charges...............              620,822              706,460               850,802            2,606,012
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,758,733            4,386,925             5,244,431           14,425,273
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (2,197,834)          (4,386,925)             4,214,903            7,722,055
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,023,141           53,135,762                    --           17,755,242
      Realized gains (losses) on sale of
        investments........................            1,072,199          (3,255,635)             (155,743)              110,809
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           13,095,340           49,880,127             (155,743)           17,866,051
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           22,991,597         (18,425,902)           (2,012,185)          (9,890,380)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           36,086,937           31,454,225           (2,167,928)            7,975,671
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,889,103  $        27,067,300  $          2,046,975  $        15,697,726
                                             ===================  ===================  ====================  ===================


                                                                                         MIST MET/ABERDEEN          MIST
                                                MIST JPMORGAN     MIST LOOMIS SAYLES         EMERGING            MET/ARTISAN
                                               SMALL CAP VALUE      GLOBAL MARKETS        MARKETS EQUITY        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           434,384  $         2,565,861  $         3,699,000  $             2,271
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              348,354            1,999,125            4,846,361                2,203
      Administrative charges...............               58,673              384,602              948,439                  565
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              407,027            2,383,727            5,794,800                2,768
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               27,357              182,134          (2,095,800)                (497)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,580,556            4,908,603                   --                   --
      Realized gains (losses) on sale of
        investments........................              410,095            4,691,819          (3,800,343)                (407)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,990,651            9,600,422          (3,800,343)                (407)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,123,036          (5,021,627)           42,924,968             (17,443)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,113,687            4,578,795           39,124,625             (17,850)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,141,044  $         4,760,929  $        37,028,825  $          (18,347)
                                             ===================  ===================  ===================  ===================


                                                    MIST            MIST MET/FRANKLIN
                                               MET/EATON VANCE        LOW DURATION
                                                FLOATING RATE         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,552,404  $         4,314,336
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              861,282            1,937,406
      Administrative charges...............              158,795              371,633
                                             -------------------  -------------------
        Total expenses.....................            1,020,077            2,309,039
                                             -------------------  -------------------
          Net investment income (loss).....            1,532,327            2,005,297
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (526,227)          (1,131,686)
                                             -------------------  -------------------
          Net realized gains (losses)......            (526,227)          (1,131,686)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,593,742            1,355,961
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,067,515              224,275
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,599,842  $         2,229,572
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MIST MET/TEMPLETON    MIST MET/WELLINGTON      MIST METLIFE         MIST METLIFE
                                              INTERNATIONAL BOND    LARGE CAP RESEARCH   ASSET ALLOCATION 100     BALANCED PLUS
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           342,997   $         12,552,713  $       193,989,835
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               496,319              217,503              7,521,041           77,898,430
      Administrative charges...............                98,780               37,623              1,385,310           16,933,783
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               595,099              255,126              8,906,351           94,832,213
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (595,099)               87,871              3,646,362           99,157,622
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               103,701            1,009,211             71,611,482           75,092,839
      Realized gains (losses) on sale of
        investments........................           (1,111,932)              495,887              6,103,032            8,453,422
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           (1,008,231)            1,505,098             77,714,514           83,546,261
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,285,705            (634,599)           (42,750,032)          262,223,058
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               277,474              870,499             34,964,482          345,769,319
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (317,625)  $           958,370   $         38,610,844  $       444,926,941
                                             ====================  ====================  ====================  ===================


                                                 MIST METLIFE                                  MIST                  MIST
                                                  MULTI-INDEX         MIST METLIFE         MFS RESEARCH         MORGAN STANLEY
                                                 TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,856,708  $          2,555,004  $         5,119,943  $                 --
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,357,124             3,274,753            3,414,916             2,419,104
      Administrative charges...............            1,871,270               589,464              617,875               508,485
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           10,228,394             3,864,217            4,032,791             2,927,589
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            (371,686)           (1,309,213)            1,087,152           (2,927,589)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             6,504,133                   --                    --
      Realized gains (losses) on sale of
        investments........................              284,022           (1,441,719)          (1,908,775)             2,940,257
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              284,022             5,062,414          (1,908,775)             2,940,257
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           23,166,215            59,471,093          (5,640,472)          (20,657,747)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,450,237            64,533,507          (7,549,247)          (17,717,490)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,078,551  $         63,224,294  $       (6,462,095)  $       (20,645,079)
                                             ===================  ====================  ===================  ====================


                                                                          MIST
                                               MIST OPPENHEIMER      PANAGORA GLOBAL
                                                 GLOBAL EQUITY      DIVERSIFIED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           551,818  $          1,670,165
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              696,796               568,067
      Administrative charges...............              149,868               123,803
                                             -------------------  --------------------
        Total expenses.....................              846,664               691,870
                                             -------------------  --------------------
           Net investment income (loss)....            (294,846)               978,295
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,028,728             1,840,977
      Realized gains (losses) on sale of
        investments........................              477,524              (24,958)
                                             -------------------  --------------------
           Net realized gains (losses).....            3,506,252             1,816,019
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,196)           (2,298,273)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (554,944)             (482,254)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (849,790)  $            496,041
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    MIST
                                               PIMCO INFLATION           MIST             MIST PYRAMIS         MIST PYRAMIS
                                               PROTECTED BOND     PIMCO TOTAL RETURN    GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        39,078,371  $        15,114,830  $         2,977,945
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,329,456           19,829,371            8,205,419            4,653,570
      Administrative charges...............            1,568,702            3,681,539            1,787,609              990,321
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            9,898,158           23,510,910            9,993,028            5,643,891
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (9,898,158)           15,567,461            5,121,802          (2,665,946)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            1,004,608
      Realized gains (losses) on sale of
        investments........................         (10,740,646)          (9,752,580)              484,438              122,005
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......         (10,740,646)          (9,752,580)              484,438            1,126,613
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           40,944,062           11,149,277          (5,834,587)           14,310,453
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           30,203,416            1,396,697          (5,350,149)           15,437,066
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,305,258  $        16,964,158  $         (228,347)  $        12,771,120
                                             ===================  ===================  ===================  ===================



                                                MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                              GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,027,854  $        31,171,594  $         9,616,385  $        19,957,364
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,635,082           16,470,020            5,795,709            9,280,758
      Administrative charges...............            1,434,620            3,289,078            1,125,640            1,360,601
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            8,069,702           19,759,098            6,921,349           10,641,359
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (41,848)           11,412,496            2,695,036            9,316,005
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,829,635           75,636,956           28,849,155           81,270,170
      Realized gains (losses) on sale of
        investments........................            1,292,242            1,052,483            1,860,377           16,194,001
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,121,877           76,689,439           30,709,532           97,464,171
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           14,289,470         (34,109,060)         (11,006,299)         (12,601,645)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,411,347           42,580,379           19,703,233           84,862,526
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,369,499  $        53,992,875  $        22,398,269  $        94,178,531
                                             ===================  ===================  ===================  ===================



                                             MIST T. ROWE PRICE        MIST TCW
                                               MID CAP GROWTH      CORE FIXED INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $             1,323
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           6,172,633                1,995
      Administrative charges...............           1,161,143                  440
                                             ------------------  -------------------
        Total expenses.....................           7,333,776                2,435
                                             ------------------  -------------------
          Net investment income (loss).....         (7,333,776)              (1,112)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          71,526,189                   --
      Realized gains (losses) on sale of
        investments........................           6,058,041                 (86)
                                             ------------------  -------------------
          Net realized gains (losses)......          77,584,230                 (86)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (49,804,269)              (1,515)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          27,779,961              (1,601)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       20,446,185  $           (2,713)
                                             ==================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                              INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          3,124,711   $         8,499,133  $         2,143,053   $                --
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,915,899             3,806,697              953,728               187,916
      Administrative charges...............               567,711               756,032              167,591                29,569
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................             3,483,610             4,562,729            1,121,319               217,485
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (358,899)             3,936,404            1,021,734             (217,485)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                   --             1,209,457
      Realized gains (losses) on sale of
        investments........................             1,625,583              (40,488)              (7,093)               189,288
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....             1,625,583              (40,488)              (7,093)             1,398,745
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             7,350,769           (2,592,464)            (212,769)           (1,411,365)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             8,976,352           (2,632,952)            (219,862)              (12,620)
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          8,617,453   $         1,303,452  $           801,872   $         (230,105)
                                             ====================  ====================  ===================  ====================


                                                                      MSF BLACKROCK
                                                MSF BLACKROCK          ULTRA-SHORT         MSF FRONTIER               MSF
                                               LARGE CAP VALUE          TERM BOND         MID CAP GROWTH        JENNISON GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            72,678  $            11,092  $                 --  $           117,811
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               56,653            5,011,497               937,998            6,211,086
      Administrative charges...............                1,942              945,912               173,282            1,131,234
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................               58,595            5,957,409             1,111,280            7,342,320
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               14,083          (5,946,317)           (1,111,280)          (7,224,509)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              341,375                7,341             8,784,013           61,040,589
      Realized gains (losses) on sale of
        investments........................            (156,674)               49,949             (433,894)            5,556,083
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              184,701               57,290             8,350,119           66,596,672
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              531,674              390,465           (4,923,796)         (68,013,517)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              716,375              447,755             3,426,323          (1,416,845)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           730,458  $       (5,498,562)  $          2,315,043  $       (8,641,354)
                                             ===================  ===================  ====================  ===================



                                               MSF LOOMIS SAYLES    MSF LOOMIS SAYLES
                                                SMALL CAP CORE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              8,723  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               190,087                2,698
      Administrative charges...............                32,038                  690
                                             --------------------  -------------------
        Total expenses.....................               222,125                3,388
                                             --------------------  -------------------
           Net investment income (loss)....             (213,402)              (3,388)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,208,694               36,612
      Realized gains (losses) on sale of
        investments........................                44,571             (12,047)
                                             --------------------  -------------------
           Net realized gains (losses).....             1,253,265               24,565
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,063,527              (5,480)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,316,792               19,085
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,103,390  $            15,697
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                                 MSF MET/ARTISAN     INTERNATIONAL SMALL       CORE EQUITY          MSF METLIFE
                                                  MID CAP VALUE            COMPANY            OPPORTUNITIES     ASSET ALLOCATION 20
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,779,254  $          1,114,995  $         12,066,782  $         3,162,991
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,744,306               771,834             9,110,796            1,301,530
      Administrative charges................               475,467               145,179             1,736,517              245,259
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             3,219,773               917,013            10,847,313            1,546,789
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (1,440,519)               197,982             1,219,469            1,616,202
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            22,940,002             3,654,706            35,483,887            3,277,528
      Realized gains (losses) on sale of
        investments.........................             (349,232)           (1,695,195)             (601,363)            (809,528)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            22,590,770             1,959,511            34,882,524            2,468,000
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            17,360,148             (120,230)           (1,075,951)          (1,234,614)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            39,950,918             1,839,281            33,806,573            1,233,386
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         38,510,399  $          2,037,263  $         35,026,042  $         2,849,588
                                              ====================  ====================  ====================  ===================



                                                   MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        145,507,570  $        203,430,736  $       165,044,038  $         1,360,471
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            54,157,824            85,356,301           76,194,576            1,671,516
      Administrative charges................            10,249,383            16,151,713           14,005,812              240,989
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................            64,407,207           101,508,014           90,200,388            1,912,505
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....            81,100,363           101,922,722           74,843,650            (552,034)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           267,842,974           586,839,040          668,110,960            9,836,643
      Realized gains (losses) on sale of
        investments.........................          (31,873,123)          (55,792,780)         (46,598,135)            1,826,117
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......           235,969,851           531,046,260          621,512,825           11,662,760
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (140,238,049)         (294,350,528)        (352,024,646)           11,268,443
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            95,731,802           236,695,732          269,488,179           22,931,203
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        176,832,165  $        338,618,454  $       344,331,829  $        22,379,169
                                              ====================  ====================  ===================  ====================



                                                   MSF METLIFE             MSF MFS
                                                   STOCK INDEX          TOTAL RETURN
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,284,792  $          1,156,621
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,718,778               562,738
      Administrative charges................             1,227,491                80,650
                                              --------------------  --------------------
        Total expenses......................             8,946,269               643,388
                                              --------------------  --------------------
           Net investment income (loss).....             1,338,523               513,233
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            25,252,378             1,760,590
      Realized gains (losses) on sale of
        investments.........................            18,796,058               849,000
                                              --------------------  --------------------
           Net realized gains (losses)......            44,048,436             2,609,590
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             6,384,703             (168,660)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            50,433,139             2,440,930
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         51,771,662  $          2,954,163
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                        MSF MSCI           MSF NEUBERGER             MSF
                                                MSF MFS VALUE          EAFE INDEX         BERMAN GENESIS     RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         5,475,380  $         2,441,127  $            292,274  $         1,353,038
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,485,188            1,288,121             1,743,533            1,657,725
      Administrative charges...............              635,085              212,763               292,481              284,076
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            4,120,273            1,500,884             2,036,014            1,941,801
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            1,355,107              940,243           (1,743,740)            (588,763)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           23,911,092                   --                    --            7,315,476
      Realized gains (losses) on sale of
        investments........................            (405,054)            (241,323)             4,670,391            3,307,819
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           23,506,038            (241,323)             4,670,391           10,623,295
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,602,006            (858,390)            16,403,111           12,954,748
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           29,108,044          (1,099,713)            21,073,502           23,578,043
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        30,463,151  $         (159,470)  $         19,329,762  $        22,989,280
                                             ===================  ===================  ====================  ===================


                                                                                           MSF VAN ECK        MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                              LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES        BOND OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             2,856  $            17,815  $           512,882  $        16,508,031
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,809,406              161,122            1,112,116            8,464,400
      Administrative charges...............              514,506               14,698              217,934            1,785,441
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            3,323,912              175,820            1,330,050           10,249,841
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....          (3,321,056)            (158,005)            (817,168)            6,258,190
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           25,799,820            1,608,225                   --                   --
      Realized gains (losses) on sale of
        investments........................          (1,624,992)              129,282          (8,797,189)            1,831,076
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......           24,174,828            1,737,507          (8,797,189)            1,831,076
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,885,537)            (343,061)           41,329,617           30,665,968
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,289,291            1,394,446           32,532,428           32,497,044
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,031,765)  $         1,236,441  $        31,715,260  $        38,755,234
                                             ===================  ===================  ===================  ====================


                                              MSF WESTERN ASSET
                                                 MANAGEMENT            NEUBERGER
                                               U.S. GOVERNMENT      BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,339,405  $                 4
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,134,930                   64
      Administrative charges...............              662,883                   --
                                             -------------------  -------------------
        Total expenses.....................            3,797,813                   64
                                             -------------------  -------------------
          Net investment income (loss).....            2,541,592                 (60)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  468
      Realized gains (losses) on sale of
        investments........................            (359,178)                  627
                                             -------------------  -------------------
          Net realized gains (losses)......            (359,178)                1,095
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,071,886)                  214
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,431,064)                1,309
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (889,472)  $             1,249
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                          OPPENHEIMER VA
                                                OPPENHEIMER VA       OPPENHEIMER VA         MAIN STREET        OPPENHEIMER VA
                                                   CORE BOND        GOVERNMENT MONEY         SMALL CAP           MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               263  $                --  $           272,289  $             1,176
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   98                   48            1,196,875                1,440
      Administrative charges...............                   --                   --              269,062                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                   98                   48            1,465,937                1,440
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                  165                 (48)          (1,193,648)                (264)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            4,186,348               12,502
      Realized gains (losses) on sale of
        investments........................                (587)                   --            2,313,742                2,222
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                (587)                   --            6,500,090               14,724
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  571                   --           11,237,743              (4,604)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (16)                   --           17,737,833               10,120
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               149  $              (48)  $        16,544,185  $             9,856
                                             ===================  ===================  ===================  ===================

                                                  PIMCO VIT            PIMCO VIT
                                             COMMODITYREALRETURN   EMERGING MARKETS         PIMCO VIT            PIONEER VCT
                                                  STRATEGY               BOND          UNCONSTRAINED BOND       MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             3,293  $            26,654  $             6,133  $           297,602
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,839                5,563                4,767              713,512
      Administrative charges...............                  908                1,233                1,076              157,278
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                4,747                6,796                5,843              870,790
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (1,454)               19,858                  290            (573,188)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            3,977,103
      Realized gains (losses) on sale of
        investments........................              (4,882)                (739)              (3,758)              216,903
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              (4,882)                (739)              (3,758)            4,194,006
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               50,041               34,366               18,128            5,084,247
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               45,159               33,627               14,370            9,278,253
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            43,705  $            53,485  $            14,660  $         8,705,065
                                             ===================  ===================  ===================  ===================


                                                  PIONEER VCT        T. ROWE PRICE
                                              REAL ESTATE SHARES   GOVERNMENT MONEY
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             7,757  $                91
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,230                5,111
      Administrative charges...............                  586                   --
                                             -------------------  -------------------
        Total expenses.....................                3,816                5,111
                                             -------------------  -------------------
          Net investment income (loss).....                3,941              (5,020)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               43,343                   --
      Realized gains (losses) on sale of
        investments........................                4,077                   --
                                             -------------------  -------------------
          Net realized gains (losses)......               47,420                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (40,983)                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                6,437                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            10,378  $           (5,020)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                             TAP 1919 VARIABLE
                                                   T. ROWE PRICE         T. ROWE PRICE      SOCIALLY RESPONSIVE
                                                   GROWTH STOCK       INTERNATIONAL STOCK        BALANCED
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              4,697  $              4,670  $              1,344
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                57,273                 3,638                 2,023
      Administrative charges.................                    --                    --                   378
                                               --------------------  --------------------  --------------------
         Total expenses......................                57,273                 3,638                 2,401
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (52,576)                 1,032               (1,057)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               133,875                 3,687                 8,987
      Realized gains (losses) on sale of
         investments.........................               278,969                 4,407                 (670)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               412,844                 8,094                 8,317
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (355,528)               (3,274)               (2,565)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                57,316                 4,820                 5,752
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              4,740  $              5,852  $              4,695
                                               ====================  ====================  ====================

                                                                          VANECK VIP
                                                    UIF GLOBAL            LONG/SHORT
                                                  INFRASTRUCTURE         EQUITY INDEX
                                                    SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              9,603  $                564
                                               --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,882                 4,114
      Administrative charges.................                 1,131                   968
                                               --------------------  --------------------
         Total expenses......................                 6,013                 5,082
                                               --------------------  --------------------
           Net investment income (loss)......                 3,590               (4,518)
                                               --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                27,840                    --
      Realized gains (losses) on sale of
         investments.........................               (2,302)                  (92)
                                               --------------------  --------------------
           Net realized gains (losses).......                25,538                  (92)
                                               --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                25,505                11,722
                                               --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                51,043                11,630
                                               --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             54,633  $              7,112
                                               ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (594,785)  $      (745,798)  $        422,201  $        497,074
   Net realized gains (losses)....         4,595,904        14,305,544           774,546         3,091,093
   Change in unrealized gains
     (losses) on investments......       (2,062,118)      (15,807,878)         1,209,210       (5,130,676)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,939,001       (2,248,132)         2,405,957       (1,542,509)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           675,935           982,185         2,031,146         2,549,990
   Net transfers (including fixed
     account).....................       (1,615,754)       (2,181,134)       (3,839,661)         6,226,955
   Contract charges...............           (5,793)           (6,826)       (1,722,627)       (1,620,152)
   Transfers for contract benefits
     and terminations.............       (3,112,099)       (5,533,752)      (12,665,730)      (10,348,245)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,057,711)       (6,739,527)      (16,196,872)       (3,191,452)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,118,710)       (8,987,659)      (13,790,915)       (4,733,961)
NET ASSETS:
   Beginning of year..............        48,208,209        57,195,868       146,511,985       151,245,946
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,089,499  $     48,208,209  $    132,721,070  $    146,511,985
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,505,705)  $    (1,442,852)  $    (1,189,876)  $     (1,679,644)
   Net realized gains (losses)....         25,972,672        37,168,106        20,349,444         12,999,511
   Change in unrealized gains
     (losses) on investments......       (27,161,768)      (18,663,205)      (18,427,737)       (11,981,529)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (2,694,801)        17,062,049           731,831          (661,662)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          4,790,556         8,154,795         2,020,273          4,542,847
   Net transfers (including fixed
     account).....................          (592,274)       (9,737,155)             2,205        (3,590,780)
   Contract charges...............        (3,241,277)       (3,279,955)       (1,093,814)        (1,148,993)
   Transfers for contract benefits
     and terminations.............       (21,872,968)      (23,759,563)       (8,327,183)        (8,098,216)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (20,915,963)      (28,621,878)       (7,398,519)        (8,295,142)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (23,610,764)      (11,559,829)       (6,666,688)        (8,956,804)
NET ASSETS:
   Beginning of year..............        300,649,358       312,209,187       113,155,266        122,112,070
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     277,038,594  $    300,649,358  $    106,488,578  $     113,155,266
                                    =================  ================  ================  =================


                                           AMERICAN FUNDS GROWTH           AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,888,553)  $    (6,935,778)  $           3,542  $      (733,838)
   Net realized gains (losses)....        76,420,967       196,247,508         43,226,654        64,791,817
   Change in unrealized gains
     (losses) on investments......      (17,514,843)     (146,627,691)        (9,886,897)      (63,748,822)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        54,017,571        42,684,039         33,343,299           309,157
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,082,401         3,783,989          8,063,591         9,348,694
   Net transfers (including fixed
     account).....................      (21,988,289)      (47,304,037)        (3,356,757)       (8,758,646)
   Contract charges...............       (8,107,246)       (8,362,747)        (3,704,672)       (3,640,399)
   Transfers for contract benefits
     and terminations.............      (56,205,378)      (57,907,122)       (28,813,651)      (29,713,943)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (83,218,512)     (109,789,917)       (27,811,489)      (32,764,294)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (29,200,941)      (67,105,878)          5,531,810      (32,455,137)
NET ASSETS:
   Beginning of year..............       754,095,254       821,201,132        358,450,579       390,905,716
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    724,894,313  $    754,095,254  $     363,982,389  $    358,450,579
                                    ================  ================  =================  ================


                                     BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,681  $          4,717
   Net realized gains (losses)....           (6,529)            82,858
   Change in unrealized gains
     (losses) on investments......            64,672         (117,457)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            62,824          (29,882)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           597,472         1,505,766
   Net transfers (including fixed
     account).....................           387,508            91,370
   Contract charges...............             (982)              (22)
   Transfers for contract benefits
     and terminations.............          (31,654)           (8,918)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           952,344         1,588,196
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,015,168         1,558,314
NET ASSETS:
   Beginning of year..............         1,566,871             8,557
                                    ----------------  ----------------
   End of year....................  $      2,582,039  $      1,566,871
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       DEUTSCHE I CROCI INTERNATIONAL         FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,052,010  $        399,912  $           1,265  $          1,118
   Net realized gains (losses).....          (793,511)         (579,969)               (65)              (32)
   Change in unrealized gains
     (losses) on investments.......          (391,004)         (737,267)              2,081           (2,104)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (132,505)         (917,324)              3,281           (1,018)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            288,372           455,999                 --                --
   Net transfers (including fixed
     account)......................          (360,557)         (518,722)                 --                --
   Contract charges................            (1,130)           (1,324)                 --                --
   Transfers for contract benefits
     and terminations..............        (1,040,468)       (1,373,333)              (737)             (328)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,113,783)       (1,437,380)              (737)             (328)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (1,246,288)       (2,354,704)              2,544           (1,346)
NET ASSETS:
   Beginning of year...............         12,496,599        14,851,303             25,030            26,376
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      11,250,311  $     12,496,599  $          27,574  $         25,030
                                     =================  ================  =================  ================

                                              FEDERATED KAUFMAN               FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (640)  $           (694)  $         70,390  $         142,045
   Net realized gains (losses).....             3,400              7,411         3,033,075          6,355,845
   Change in unrealized gains
     (losses) on investments.......           (1,780)            (4,370)       (1,946,628)        (7,290,851)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               980              2,347         1,156,837          (792,961)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --         1,112,917          1,297,955
   Net transfers (including fixed
     account)......................                --                 --       (1,269,515)        (1,397,500)
   Contract charges................                --                 --           (9,018)           (10,137)
   Transfers for contract benefits
     and terminations..............           (1,349)            (1,642)       (6,429,011)        (7,942,998)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,349)            (1,642)       (6,594,627)        (8,052,680)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             (369)                705       (5,437,790)        (8,845,641)
NET ASSETS:
   Beginning of year...............            47,958             47,253        76,132,122         84,977,763
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         47,589  $          47,958  $     70,694,332  $      76,132,122
                                     ================  =================  ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (3,447,540)  $    (2,562,222)  $         35,825  $         92,266
   Net realized gains (losses).....        56,534,065        77,014,113           223,243           492,597
   Change in unrealized gains
     (losses) on investments.......      (18,019,471)      (78,548,435)           452,684         (872,283)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        35,067,054       (4,096,544)           711,752         (287,420)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        11,378,837        16,903,242            15,146             6,296
   Net transfers (including fixed
     account)......................       (9,211,526)      (12,721,493)          (82,227)          (22,066)
   Contract charges................       (4,391,890)       (4,357,580)                --                --
   Transfers for contract benefits
     and terminations..............      (41,080,267)      (45,753,127)         (862,529)         (414,001)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (43,304,846)      (45,928,958)         (929,610)         (429,771)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (8,237,792)      (50,025,502)         (217,858)         (717,191)
NET ASSETS:
   Beginning of year...............       581,923,231       631,948,733         4,959,137         5,676,328
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    573,685,439  $    581,923,231  $      4,741,279  $      4,959,137
                                     ================  ================  ================  ================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (33,238,180)  $   (29,328,922)
   Net realized gains (losses).....         67,424,887       124,978,786
   Change in unrealized gains
     (losses) on investments.......         70,790,241     (184,114,448)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        104,976,948      (88,464,584)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,366,399         5,122,409
   Net transfers (including fixed
     account)......................        199,882,002     1,098,161,273
   Contract charges................                 --                --
   Transfers for contract benefits
     and terminations..............      (224,234,667)     (146,575,016)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (19,986,266)       956,708,666
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         84,990,682       868,244,082
NET ASSETS:
   Beginning of year...............      4,406,702,675     3,538,458,593
                                     -----------------  ----------------
   End of year.....................  $   4,491,693,357  $  4,406,702,675
                                     =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                      FIDELITY VIP
                                        FIDELITY VIP FUNDSMANAGER 60%            GOVERNMENT MONEY MARKET
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2016               2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,113,624)  $   (36,299,838)  $       (383,062)   $    (1,242,699)
   Net realized gains (losses).....        188,329,503       321,264,515                 --                 --
   Change in unrealized gains
     (losses) on investments.......       (63,123,246)     (341,468,121)                 --                 --
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         96,092,633      (56,503,444)          (383,062)        (1,242,699)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,334,728         5,739,011        171,061,807      1,101,475,974
   Net transfers (including fixed
     account)......................                 --                --      (199,693,702)    (1,099,121,860)
   Contract charges................                 --                --            (2,003)            (2,168)
   Transfers for contract benefits
     and terminations..............      (615,536,279)     (254,963,609)        (1,681,832)        (2,402,882)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (611,201,551)     (249,224,598)       (30,315,730)           (50,936)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (515,108,918)     (305,728,042)       (30,698,792)        (1,293,635)
NET ASSETS:
   Beginning of year...............      3,688,709,449     3,994,437,491         49,654,013         50,947,648
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $   3,173,600,531  $  3,688,709,449  $      18,955,221   $     49,654,013
                                     =================  ================  =================  =================


                                             FIDELITY VIP GROWTH                FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,938,297)  $    (1,823,562)  $         54,162  $        383,693
   Net realized gains (losses).....         20,037,429        12,828,947         2,765,773         3,436,622
   Change in unrealized gains
     (losses) on investments.......       (19,372,389)       (1,625,997)         3,139,146       (3,771,822)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,273,257)         9,379,388         5,959,081            48,493
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,848,497         3,026,405                --                --
   Net transfers (including fixed
     account)......................        (3,710,183)       (3,594,229)       (1,234,171)       (1,524,316)
   Contract charges................           (17,387)          (19,183)          (19,250)          (20,878)
   Transfers for contract benefits
     and terminations..............       (13,243,026)      (15,540,392)       (5,014,111)       (6,445,104)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,122,099)      (16,127,399)       (6,267,532)       (7,990,298)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (16,395,356)       (6,748,011)         (308,451)       (7,941,805)
NET ASSETS:
   Beginning of year...............        160,925,919       167,673,930        62,224,177        70,165,982
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     144,530,563  $    160,925,919  $     61,915,726  $     62,224,177
                                     =================  ================  ================  ================


                                            FIDELITY VIP MID CAP                FIDELITY VIP OVERSEAS
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,154,096)  $    (4,880,547)  $          5,646  $          2,967
   Net realized gains (losses).....        26,390,295        58,069,876             2,151            62,514
   Change in unrealized gains
     (losses) on investments.......        17,481,724      (64,627,750)         (292,991)            67,570
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        39,717,923      (11,438,421)         (285,194)           133,051
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,290,246        13,586,880            75,925            85,003
   Net transfers (including fixed
     account)......................       (4,482,079)      (15,198,467)          (60,736)          (66,066)
   Contract charges................       (4,982,252)       (5,058,447)              (50)              (56)
   Transfers for contract benefits
     and terminations..............      (28,133,233)      (26,884,651)         (513,669)         (478,886)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (31,307,318)      (33,554,685)         (498,530)         (460,005)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         8,410,605      (44,993,106)         (783,724)         (326,954)
NET ASSETS:
   Beginning of year...............       401,284,587       446,277,693         4,615,792         4,942,746
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    409,695,192  $    401,284,587  $      3,832,068  $      4,615,792
                                     ================  ================  ================  ================


                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      9,120,844  $      9,124,908
   Net realized gains (losses).....       (1,197,852)           215,818
   Change in unrealized gains
     (losses) on investments.......        21,806,114      (32,921,031)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        29,729,106      (23,580,305)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,516,704         6,188,051
   Net transfers (including fixed
     account)......................       (1,827,109)         1,880,863
   Contract charges................       (2,797,532)       (2,771,258)
   Transfers for contract benefits
     and terminations..............      (21,748,149)      (23,325,163)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (22,856,086)      (18,027,507)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,873,020      (41,607,812)
NET ASSETS:
   Beginning of year...............       253,302,116       294,909,928
                                     ----------------  ----------------
   End of year.....................  $    260,175,136  $    253,302,116
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                              MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         762,174  $      2,328,191  $       (603,981)  $      (850,014)
   Net realized gains (losses).....         11,735,942        13,465,264         18,193,022        18,995,244
   Change in unrealized gains
     (losses) on investments.......          4,805,146      (24,403,194)         11,896,218      (28,752,630)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         17,303,262       (8,609,739)         29,485,259      (10,607,400)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,354,399         1,838,448          2,594,857         4,215,265
   Net transfers (including fixed
     account)......................            704,098       (3,377,923)        (6,026,344)         (781,824)
   Contract charges................        (1,338,635)       (1,367,141)        (1,581,543)       (1,481,816)
   Transfers for contract benefits
     and terminations..............       (11,329,519)      (13,381,381)        (7,199,878)       (6,848,145)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (10,609,657)      (16,287,997)       (12,212,908)       (4,896,520)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          6,693,605      (24,897,736)         17,272,351      (15,503,920)
NET ASSETS:
   Beginning of year...............        128,211,487       153,109,223        110,998,636       126,502,556
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     134,905,092  $    128,211,487  $     128,270,987  $    110,998,636
                                     =================  ================  =================  ================

                                                   FTVIPT                               FTVIPT
                                            TEMPLETON FOREIGN VIP              TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         97,525  $       1,051,957  $    (2,819,021)  $      15,830,436
   Net realized gains (losses).....           527,103          2,317,086       (3,081,702)        (1,172,195)
   Change in unrealized gains
     (losses) on investments.......         2,954,153        (9,120,445)         8,927,333       (28,472,303)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,578,781        (5,751,402)         3,026,610       (13,814,062)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           357,216            576,811         3,333,851          6,081,866
   Net transfers (including fixed
     account)......................         3,646,293          4,480,127         2,514,265        (1,987,591)
   Contract charges................         (858,486)          (869,949)       (2,766,762)        (2,898,185)
   Transfers for contract benefits
     and terminations..............       (4,221,347)        (6,041,062)      (14,901,348)       (14,898,325)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,076,324)        (1,854,073)      (11,819,994)       (13,702,235)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,502,457        (7,605,475)       (8,793,384)       (27,516,297)
NET ASSETS:
   Beginning of year...............        66,002,305         73,607,780       222,633,715        250,150,012
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     68,504,762  $      66,002,305  $    213,840,331  $     222,633,715
                                     ================  =================  ================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (182)  $           (211)  $        (1,071)  $          (728)
   Net realized gains (losses).....             1,116                151            15,527            37,852
   Change in unrealized gains
     (losses) on investments.......             (893)                555             (647)          (50,167)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                41                495            13,809          (13,043)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                --
   Net transfers (including fixed
     account)......................                --                 --                38             (187)
   Contract charges................                --                 --                --                --
   Transfers for contract benefits
     and terminations..............           (2,482)              (666)          (14,006)          (47,382)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (2,482)              (666)          (13,968)          (47,569)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............           (2,441)              (171)             (159)          (60,612)
NET ASSETS:
   Beginning of year...............            14,936             15,107           171,366           231,978
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $         12,495  $          14,936  $        171,207  $        171,366
                                     ================  =================  ================  ================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,676,980  $      6,137,924
   Net realized gains (losses).....        26,324,788        69,239,795
   Change in unrealized gains
     (losses) on investments.......        49,249,179     (101,201,542)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        77,250,947      (25,823,823)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,956,615        23,895,518
   Net transfers (including fixed
     account)......................       (5,664,468)       (2,573,368)
   Contract charges................       (7,077,278)       (6,909,703)
   Transfers for contract benefits
     and terminations..............      (46,507,739)      (50,488,085)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (42,292,870)      (36,075,638)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        34,958,077      (61,899,461)
NET ASSETS:
   Beginning of year...............       619,311,840       681,211,301
                                     ----------------  ----------------
   End of year.....................  $    654,269,917  $    619,311,840
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016               2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (22)  $            107  $      (463,656)  $       (203,655)
   Net realized gains (losses).....                639             1,081         2,563,228          3,594,236
   Change in unrealized gains
     (losses) on investments.......              (349)           (1,491)       (7,183,922)       (13,655,170)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                268             (303)       (5,084,350)       (10,264,589)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                990                --         3,607,230          5,828,134
   Net transfers (including fixed
     account)......................            (3,917)               271         7,408,564          3,468,834
   Contract charges................              (358)             (386)       (3,200,081)        (3,276,594)
   Transfers for contract benefits
     and terminations..............            (2,475)                --      (15,272,513)       (15,245,977)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (5,760)             (115)       (7,456,800)        (9,225,603)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            (5,492)             (418)      (12,541,150)       (19,490,192)
NET ASSETS:
   Beginning of year...............              6,509             6,927       256,390,780        275,880,972
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           1,017  $          6,509  $    243,849,630  $     256,390,780
                                     =================  ================  ================  =================

                                                                                  LMPVET CLEARBRIDGE
                                           IVY VIP ASSET STRATEGY             VARIABLE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,092)  $         (1,770)  $     (2,167,911)  $    (3,355,443)
   Net realized gains (losses).....          (29,559)             31,853         20,190,034        41,012,225
   Change in unrealized gains
     (losses) on investments.......            19,774           (59,235)       (18,916,437)      (47,157,658)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (11,877)           (29,152)          (894,314)       (9,500,876)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            49,073            232,557         12,769,827        18,529,707
   Net transfers (including fixed
     account)......................          (42,838)             74,337          6,572,083         4,621,482
   Contract charges................              (16)                (1)        (3,214,606)       (3,138,770)
   Transfers for contract benefits
     and terminations..............          (78,861)            (5,064)       (22,574,903)      (26,081,942)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (72,642)            301,829        (6,447,599)       (6,069,523)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (84,519)            272,677        (7,341,913)      (15,570,399)
NET ASSETS:
   Beginning of year...............           317,700             45,023        300,878,534       316,448,933
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $        233,181  $         317,700  $     293,536,621  $    300,878,534
                                     ================  =================  =================  ================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016               2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (285,310)  $      (889,265)  $         99,724  $         520,496
   Net realized gains (losses).....         18,709,188        21,134,497         4,502,131          3,696,314
   Change in unrealized gains
     (losses) on investments.......         12,788,762      (19,592,266)        19,079,369       (15,985,006)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         31,212,640           652,966        23,681,224       (11,768,196)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,233,628        16,816,788         6,793,180          8,055,708
   Net transfers (including fixed
     account)......................        (6,775,239)      (10,726,406)         (600,819)            984,487
   Contract charges................        (4,841,666)       (4,654,271)       (2,314,431)        (2,144,487)
   Transfers for contract benefits
     and terminations..............       (27,170,816)      (28,285,511)      (13,256,121)       (14,278,679)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (25,554,093)      (26,849,400)       (9,378,191)        (7,382,971)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,658,547      (26,196,434)        14,303,033       (19,151,167)
NET ASSETS:
   Beginning of year...............        400,323,007       426,519,441       186,422,315        205,573,482
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     405,981,554  $    400,323,007  $    200,725,348  $     186,422,315
                                     =================  ================  ================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (43,931)  $        (57,633)
   Net realized gains (losses).....           379,954            767,463
   Change in unrealized gains
     (losses) on investments.......         (188,699)          (376,334)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           147,324            333,496
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               360             17,666
   Net transfers (including fixed
     account)......................         (243,618)          (373,004)
   Contract charges................          (13,427)           (14,880)
   Transfers for contract benefits
     and terminations..............         (605,126)          (707,021)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (861,811)        (1,077,239)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (714,487)          (743,743)
NET ASSETS:
   Beginning of year...............         3,887,858          4,631,601
                                     ----------------  -----------------
   End of year.....................  $      3,173,371  $       3,887,858
                                     ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (10,471)  $       (28,812)  $    (1,367,176)  $    (1,536,289)
   Net realized gains (losses)....           253,744           558,819         5,281,882         4,745,658
   Change in unrealized gains
     (losses) on investments......           594,251         (911,526)           637,725       (9,601,052)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           837,524         (381,519)         4,552,431       (6,391,683)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           159,294           281,091         4,335,272         5,532,165
   Net transfers (including fixed
     account).....................           915,334             7,723         (154,058)       (5,112,272)
   Contract charges...............          (85,407)          (84,738)       (1,244,198)       (1,292,699)
   Transfers for contract benefits
     and terminations.............         (753,495)       (1,048,413)       (6,274,238)       (7,082,395)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           235,726         (844,337)       (3,337,222)       (7,955,201)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,073,250       (1,225,856)         1,215,209      (14,346,884)
NET ASSETS:
   Beginning of year..............         7,518,321         8,744,177       101,595,917       115,942,801
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      8,591,571  $      7,518,321  $    102,811,126  $    101,595,917
                                    ================  ================  ================  ================

                                           LMPVET ENTRUST PERMAL                     LMPVET QS
                                          ALTERNATIVE SELECT VIT           VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (152,721)  $          7,753  $        401,086  $        242,251
   Net realized gains (losses)....          (79,247)            80,328           439,055           942,532
   Change in unrealized gains
     (losses) on investments......         (159,883)         (765,231)         1,355,038       (2,209,185)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (391,851)         (677,150)         2,195,179       (1,024,402)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,840,979         8,874,963           449,435         1,035,737
   Net transfers (including fixed
     account).....................         1,159,704         1,570,693         1,119,642         (446,803)
   Contract charges...............           (2,243)             (117)         (473,039)         (480,958)
   Transfers for contract benefits
     and terminations.............         (824,579)         (215,662)       (2,695,104)       (3,179,272)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,173,861        10,229,877       (1,599,066)       (3,071,296)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,782,010         9,552,727           596,113       (4,095,698)
NET ASSETS:
   Beginning of year..............        10,193,761           641,034        38,239,774        42,335,472
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,975,771  $     10,193,761  $     38,835,887  $     38,239,774
                                    ================  ================  ================  ================

                                                 LMPVET QS                           LMPVET QS
                                              VARIABLE GROWTH                VARIABLE MODERATE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         64,340  $       (32,392)  $          2,164  $        (2,671)
   Net realized gains (losses)....         3,988,123        11,860,631           105,411           148,483
   Change in unrealized gains
     (losses) on investments......         1,529,479      (14,921,753)          (54,300)         (187,401)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,581,942       (3,093,514)            53,275          (41,589)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           874,902         1,743,349            49,844               250
   Net transfers (including fixed
     account).....................         1,003,629         (333,878)           (4,788)             7,338
   Contract charges...............         (943,812)         (934,408)             (469)             (578)
   Transfers for contract benefits
     and terminations.............       (6,334,763)       (6,500,454)         (454,192)         (611,851)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,400,044)       (6,025,391)         (409,605)         (604,841)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           181,898       (9,118,905)         (356,330)         (646,430)
NET ASSETS:
   Beginning of year..............        83,641,315        92,760,220         1,277,408         1,923,838
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,823,213  $     83,641,315  $        921,078  $      1,277,408
                                    ================  ================  ================  ================

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,075,107  $      4,385,322
   Net realized gains (losses)....       (1,878,440)       (1,035,530)
   Change in unrealized gains
     (losses) on investments......         9,237,046      (10,052,056)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,433,713       (6,702,264)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,324,881         2,032,189
   Net transfers (including fixed
     account).....................       (2,102,281)         1,146,826
   Contract charges...............         (959,444)         (935,203)
   Transfers for contract benefits
     and terminations.............       (8,407,408)       (9,541,753)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,144,252)       (7,297,941)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,289,461      (14,000,205)
NET ASSETS:
   Beginning of year..............        86,641,483       100,641,688
                                    ----------------  ----------------
   End of year....................  $     87,930,944  $     86,641,483
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016               2015              2016               2015
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (45)  $            (44)  $          (543)  $           (583)
   Net realized gains (losses)....             1,121              1,258             1,815              1,340
   Change in unrealized gains
     (losses) on investments......             (484)            (1,317)             1,685            (2,076)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               592              (103)             2,957            (1,319)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including fixed
     account).....................                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............             (640)              (641)           (1,011)                 --
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (640)              (641)           (1,011)                 --
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............              (48)              (744)             1,946            (1,319)
NET ASSETS:
   Beginning of year..............             8,875              9,619            39,288             40,607
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $          8,827  $           8,875  $         41,234  $          39,288
                                    ================  =================  ================  =================

                                                                                      MIST AB
                                             MFS VIT RESEARCH                GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (131)  $           (175)  $      5,973,861  $     62,557,398
   Net realized gains (losses)....             3,861              2,246        51,718,394       145,593,523
   Change in unrealized gains
     (losses) on investments......           (2,546)            (2,225)         9,838,368     (234,232,346)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             1,184              (154)        67,530,623      (26,081,425)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --        91,389,346        88,836,606
   Net transfers (including fixed
     account).....................                --                 --      (13,114,222)      (30,105,880)
   Contract charges...............                --                 --      (52,207,471)      (50,699,748)
   Transfers for contract benefits
     and terminations.............           (5,787)              (206)     (155,091,820)     (150,068,994)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (5,787)              (206)     (129,024,167)     (142,038,016)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (4,603)              (360)      (61,493,544)     (168,119,441)
NET ASSETS:
   Beginning of year..............            26,211             26,571     3,205,371,897     3,373,491,338
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         21,608  $          26,211  $  3,143,878,353  $  3,205,371,897
                                    ================  =================  ================  ================

                                            MIST ALLIANZ GLOBAL                  MIST AMERICAN FUNDS
                                    INVESTORS DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015               2016              2015
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (969,724)  $        103,026  $       2,921,701  $    (4,482,300)
   Net realized gains (losses)....           (35,898)            80,869        275,771,097       215,019,789
   Change in unrealized gains
     (losses) on investments......          1,607,504       (2,070,984)       (91,485,327)     (279,267,105)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            601,882       (1,887,089)        187,207,471      (68,729,616)
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         16,857,944        21,268,070         75,145,456        46,401,519
   Net transfers (including fixed
     account).....................          8,788,221        24,102,547         17,486,675      (16,326,577)
   Contract charges...............        (1,007,330)         (433,447)       (41,225,539)      (41,218,470)
   Transfers for contract benefits
     and terminations.............        (3,883,641)       (1,169,475)      (203,968,674)     (220,038,847)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         20,755,194        43,767,695      (152,562,082)     (231,182,375)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         21,357,076        41,880,606         34,645,389     (299,911,991)
NET ASSETS:
   Beginning of year..............         60,867,062        18,986,456      3,117,922,583     3,417,834,574
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      82,224,138  $     60,867,062  $   3,152,567,972  $  3,117,922,583
                                    =================  ================  =================  ================

                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016               2015
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,425,844)  $    (4,545,361)
   Net realized gains (losses)....        184,760,628       138,651,523
   Change in unrealized gains
     (losses) on investments......       (60,183,857)     (173,607,348)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        120,150,927      (39,501,186)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         14,790,852        15,507,428
   Net transfers (including fixed
     account).....................        (7,001,718)        39,796,000
   Contract charges...............       (22,193,183)      (21,662,684)
   Transfers for contract benefits
     and terminations.............      (101,195,265)     (105,961,009)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (115,599,314)      (72,320,265)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          4,551,613     (111,821,451)
NET ASSETS:
   Beginning of year..............      1,740,439,216     1,852,260,667
                                    -----------------  ----------------
   End of year....................  $   1,744,990,829  $  1,740,439,216
                                    =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,607,989)  $    (4,210,525)  $      6,245,320  $      (742,833)
   Net realized gains (losses)....       167,126,272        77,901,351       107,146,104        91,723,600
   Change in unrealized gains
     (losses) on investments......     (113,400,426)      (42,270,399)      (30,620,445)     (125,905,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        46,117,857        31,420,427        82,770,979      (34,924,328)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,004,069        19,736,314        37,516,663        24,909,931
   Net transfers (including fixed
     account).....................       (2,350,119)      (12,600,811)        32,849,220      (20,846,417)
   Contract charges...............       (7,912,275)       (7,636,584)      (21,143,513)      (21,032,171)
   Transfers for contract benefits
     and terminations.............      (37,390,190)      (38,877,732)     (109,118,456)     (124,685,275)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (32,648,515)      (39,378,813)      (59,896,086)     (141,653,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        13,469,342       (7,958,386)        22,874,893     (176,578,260)
NET ASSETS:
   Beginning of year..............       640,713,098       648,671,484     1,567,578,863     1,744,157,123
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    654,182,440  $    640,713,098  $  1,590,453,756  $  1,567,578,863
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (34,268,735)  $     115,377,395  $      2,654,460  $      7,123,089
   Net realized gains (losses)....      (47,850,610)        251,089,847       416,909,101       243,465,110
   Change in unrealized gains
     (losses) on investments......       257,505,457      (667,747,163)     (270,413,192)     (328,370,852)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       175,386,112      (301,279,921)       149,150,369      (77,782,653)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,022,447         28,201,013       115,567,257       134,048,740
   Net transfers (including fixed
     account).....................      (61,831,482)      (121,209,615)      (57,324,406)      (31,355,267)
   Contract charges...............      (41,914,869)       (43,556,032)      (82,433,198)      (81,264,355)
   Transfers for contract benefits
     and terminations.............     (125,669,688)      (131,915,961)     (253,893,832)     (239,100,989)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (211,393,592)      (268,480,595)     (278,084,179)     (217,671,871)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (36,007,480)      (569,760,516)     (128,933,810)     (295,454,524)
NET ASSETS:
   Beginning of year..............     2,431,541,679      3,001,302,195     5,128,182,508     5,423,637,032
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,395,534,199  $   2,431,541,679  $  4,999,248,698  $  5,128,182,508
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      11,580,248  $     15,488,328  $      1,523,432  $      7,184,764
   Net realized gains (losses)....        (3,986,750)         (855,525)         1,382,227         2,505,984
   Change in unrealized gains
     (losses) on investments......         18,199,885      (27,072,455)       (4,178,951)      (18,548,113)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         25,793,383      (12,439,652)       (1,273,292)       (8,857,365)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,939,058         5,471,471         3,372,054         6,581,398
   Net transfers (including fixed
     account).....................          8,925,766         (735,390)       (2,622,191)      (10,655,221)
   Contract charges...............        (2,708,304)       (2,632,432)       (3,088,944)       (3,206,471)
   Transfers for contract benefits
     and terminations.............       (14,990,899)      (16,959,483)      (21,750,625)      (25,491,389)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (4,834,379)      (14,855,834)      (24,089,706)      (32,771,683)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         20,959,004      (27,295,486)      (25,362,998)      (41,629,048)
NET ASSETS:
   Beginning of year..............        210,920,401       238,215,887       288,549,595       330,178,643
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     231,879,405  $    210,920,401  $    263,186,597  $    288,549,595
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,588,236)  $    (7,967,160)
   Net realized gains (losses)....        22,877,688        32,724,227
   Change in unrealized gains
     (losses) on investments......      (14,020,970)      (55,137,738)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,268,482      (30,380,671)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,397,099         7,906,450
   Net transfers (including fixed
     account).....................      (19,419,615)            76,581
   Contract charges...............       (5,138,876)       (5,848,656)
   Transfers for contract benefits
     and terminations.............      (33,772,189)      (44,740,100)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (54,933,581)      (42,605,725)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (51,665,099)      (72,986,396)
NET ASSETS:
   Beginning of year..............       513,586,109       586,572,505
                                    ----------------  ----------------
   End of year....................  $    461,921,010  $    513,586,109
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                   MIST                               MIST
                                        GOLDMAN SACHS MID CAP VALUE       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,014,625)  $    (1,537,088)  $      3,149,253  $      9,400,785
   Net realized gains (losses)....         6,324,523        41,886,183        26,318,341        65,880,374
   Change in unrealized gains
     (losses) on investments......         9,272,110      (57,110,020)         6,566,866     (112,473,465)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,582,008      (16,760,925)        36,034,460      (37,192,306)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           919,911         1,725,815         6,425,156        10,330,585
   Net transfers (including fixed
     account).....................       (6,678,370)       (6,624,559)      (17,956,920)        16,006,472
   Contract charges...............       (1,261,981)       (1,388,967)       (6,093,836)       (6,520,686)
   Transfers for contract benefits
     and terminations.............      (10,641,399)      (16,267,720)      (37,856,237)      (50,590,499)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,661,839)      (22,555,431)      (55,481,837)      (30,774,128)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,079,831)      (39,316,356)      (19,447,377)      (67,966,434)
NET ASSETS:
   Beginning of year..............       139,196,313       178,512,669       595,542,818       663,509,252
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,116,482  $    139,196,313  $    576,095,441  $    595,542,818
                                    ================  ================  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (10,301,625)  $     11,979,804  $      7,486,419  $     11,114,213
   Net realized gains (losses)....       (2,513,753)        56,997,141        63,625,214        41,574,493
   Change in unrealized gains
     (losses) on investments......        91,035,525     (115,525,978)        32,001,192     (109,029,930)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        78,220,147      (46,549,033)       103,112,825      (56,341,224)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        50,176,000        56,430,784        10,601,201        17,077,620
   Net transfers (including fixed
     account).....................        89,247,502      (17,727,649)      (12,378,231)       (9,876,271)
   Contract charges...............      (13,936,272)      (12,556,466)       (8,170,800)       (8,381,443)
   Transfers for contract benefits
     and terminations.............      (40,178,930)      (34,902,367)      (50,036,257)      (56,194,121)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        85,308,300       (8,755,698)      (59,984,087)      (57,374,215)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       163,528,447      (55,304,731)        43,128,738     (113,715,439)
NET ASSETS:
   Beginning of year..............       777,069,714       832,374,445       699,284,637       813,000,076
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    940,598,161  $    777,069,714  $    742,413,375  $    699,284,637
                                    ================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,197,834)  $    (2,735,590)  $    (4,386,925)  $    (4,819,029)
   Net realized gains (losses)....        13,095,340        15,336,973        49,880,127        83,195,090
   Change in unrealized gains
     (losses) on investments......        22,991,597      (40,654,275)      (18,425,902)      (87,413,658)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,889,103      (28,052,892)        27,067,300       (9,037,597)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,933,353         8,288,062         5,647,259         6,534,317
   Net transfers (including fixed
     account).....................         1,237,691        24,500,627       (6,176,045)        14,266,774
   Contract charges...............       (3,157,009)       (3,034,527)       (2,926,164)       (2,932,490)
   Transfers for contract benefits
     and terminations.............      (14,253,523)      (15,827,029)      (19,107,037)      (25,585,352)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,239,488)        13,927,133      (22,561,987)       (7,716,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,649,615      (14,125,759)         4,505,313      (16,754,348)
NET ASSETS:
   Beginning of year..............       244,281,850       258,407,609       291,887,925       308,642,273
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    268,931,465  $    244,281,850  $    296,393,238  $    291,887,925
                                    ================  ================  ================  ================


                                         MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,214,903  $      2,801,534
   Net realized gains (losses)....         (155,743)         (395,625)
   Change in unrealized gains
     (losses) on investments......       (2,012,185)       (6,145,255)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,046,975       (3,739,346)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,488,610         3,649,306
   Net transfers (including fixed
     account).....................        19,870,012        13,754,017
   Contract charges...............       (4,561,818)       (4,484,730)
   Transfers for contract benefits
     and terminations.............      (22,381,738)      (23,734,420)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,584,934)      (10,815,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,537,959)      (14,555,173)
NET ASSETS:
   Beginning of year..............       340,682,787       355,237,960
                                    ----------------  ----------------
   End of year....................  $    339,144,828  $    340,682,787
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016              2015                2016              2015
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,722,055  $     12,497,303   $          27,357  $       (98,903)
   Net realized gains (losses)....        17,866,051        45,696,444           1,990,651         2,956,831
   Change in unrealized gains
     (losses) on investments......       (9,890,380)      (65,128,206)           4,123,036       (5,123,070)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        15,697,726       (6,934,459)           6,141,044       (2,265,142)
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        75,632,639        77,822,224             377,114           621,500
   Net transfers (including fixed
     account).....................        12,735,511        76,566,196         (1,284,706)       (1,438,278)
   Contract charges...............      (16,205,205)      (13,964,421)           (300,537)         (305,249)
   Transfers for contract benefits
     and terminations.............      (46,438,860)      (38,679,798)         (1,690,161)       (1,411,453)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        25,724,085       101,744,201         (2,898,290)       (2,533,480)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............        41,421,811        94,809,742           3,242,754       (4,798,622)
NET ASSETS:
   Beginning of year..............     1,000,785,200       905,975,458          23,133,878        27,932,500
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $  1,042,207,011  $  1,000,785,200   $      26,376,632  $     23,133,878
                                    ================  ================   =================  ================

                                                                                 MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS        EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        182,134  $          56,919  $    (2,095,800)  $      1,070,164
   Net realized gains (losses)....         9,600,422          5,682,307       (3,800,343)       (1,548,189)
   Change in unrealized gains
     (losses) on investments......       (5,021,627)        (5,830,670)        42,924,968      (63,266,929)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,760,929           (91,444)        37,028,825      (63,744,954)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,629,123          1,604,265         4,919,847         5,760,880
   Net transfers (including fixed
     account).....................       (7,028,228)        (3,286,915)      (10,048,590)        27,512,370
   Contract charges...............       (1,788,348)        (1,847,018)       (4,895,870)       (4,761,010)
   Transfers for contract benefits
     and terminations.............      (10,360,270)       (12,330,707)      (21,935,749)      (25,219,474)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (17,547,723)       (15,860,375)      (31,960,362)         3,292,766
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,786,794)       (15,951,819)         5,068,463      (60,452,188)
NET ASSETS:
   Beginning of year..............       161,399,211        177,351,030       365,167,198       425,619,386
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    148,612,417  $     161,399,211  $    370,235,661  $    365,167,198
                                    ================  =================  ================  ================

                                                                                       MIST
                                      MIST MET/ARTISAN INTERNATIONAL       MET/EATON VANCE FLOATING RATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016            2015 (a)            2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (497)  $          (369)  $      1,532,327  $      1,437,029
   Net realized gains (losses)....             (407)             (764)         (526,227)         (376,676)
   Change in unrealized gains
     (losses) on investments......          (17,443)           (3,854)         3,593,742       (2,605,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (18,347)           (4,987)         4,599,842       (1,545,294)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           134,986           113,826         1,034,528         1,581,532
   Net transfers (including fixed
     account).....................             3,749            20,716         1,584,549       (1,657,616)
   Contract charges...............              (34)                --         (623,176)         (665,463)
   Transfers for contract benefits
     and terminations.............           (7,823)           (8,396)       (5,796,986)       (7,593,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           130,878           126,146       (3,801,085)       (8,334,998)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           112,531           121,159           798,757       (9,880,292)
NET ASSETS:
   Beginning of year..............           121,159                --        64,028,918        73,909,210
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        233,690  $        121,159  $     64,827,675  $     64,028,918
                                    ================  ================  ================  ================

                                            MIST MET/FRANKLIN
                                        LOW DURATION TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,005,297  $      2,577,678
   Net realized gains (losses)....       (1,131,686)         (701,699)
   Change in unrealized gains
     (losses) on investments......         1,355,961       (5,428,085)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,229,572       (3,552,106)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,614,780         5,599,233
   Net transfers (including fixed
     account).....................       (2,839,999)             4,590
   Contract charges...............       (1,945,246)       (2,052,441)
   Transfers for contract benefits
     and terminations.............      (12,067,365)      (15,141,099)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (15,237,830)      (11,589,717)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (13,008,258)      (15,141,823)
NET ASSETS:
   Beginning of year..............       157,983,094       173,124,917
                                    ----------------  ----------------
   End of year....................  $    144,974,836  $    157,983,094
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                    MIST                          MIST MET/WELLINGTON
                                      MET/TEMPLETON INTERNATIONAL BOND            LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (595,099)  $       3,038,946  $         87,871  $       (152,730)
   Net realized gains (losses).....       (1,008,231)          (460,924)         1,505,098          2,189,696
   Change in unrealized gains
     (losses) on investments.......         1,285,705        (5,136,661)         (634,599)        (1,564,663)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (317,625)        (2,558,639)           958,370            472,303
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           351,551          1,008,123           238,593            369,764
   Net transfers (including fixed
     account)......................          (27,849)             43,895         (265,280)          (990,704)
   Contract charges................         (574,332)          (616,606)         (205,310)          (209,942)
   Transfers for contract benefits
     and terminations..............       (2,287,396)        (2,711,377)       (1,041,933)        (1,284,833)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,538,026)        (2,275,965)       (1,273,930)        (2,115,715)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (2,855,651)        (4,834,604)         (315,560)        (1,643,412)
NET ASSETS:
   Beginning of year...............        42,349,271         47,183,875        15,616,983         17,260,395
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     39,493,620  $      42,349,271  $     15,301,423  $      15,616,983
                                     ================  =================  ================  =================


                                      MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,646,362  $     (2,016,259)  $     99,157,622  $      49,287,588
   Net realized gains (losses).....        77,714,514         61,106,802        83,546,261        446,515,766
   Change in unrealized gains
     (losses) on investments.......      (42,750,032)       (79,692,789)       262,223,058      (884,673,039)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        38,610,844       (20,602,246)       444,926,941      (388,869,685)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,336,940          5,354,211       157,046,169        208,140,346
   Net transfers (including fixed
     account)......................      (19,949,139)        (6,689,447)       111,182,918        (4,605,195)
   Contract charges................       (4,987,628)        (5,117,777)     (107,705,162)      (103,967,586)
   Transfers for contract benefits
     and terminations..............      (36,048,067)       (38,701,487)     (343,550,385)      (315,728,010)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (56,647,894)       (45,154,500)     (183,026,460)      (216,160,445)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (18,037,050)       (65,756,746)       261,900,481      (605,030,130)
NET ASSETS:
   Beginning of year...............       575,818,048        641,574,794     6,663,424,002      7,268,454,132
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    557,780,998  $     575,818,048  $  6,925,324,483  $   6,663,424,002
                                     ================  =================  ================  =================

                                                    MIST
                                      METLIFE MULTI-INDEX TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (371,686)  $     (1,034,215)  $    (1,309,213)  $     (4,039,297)
   Net realized gains (losses).....           284,022         14,297,878         5,062,414        102,531,369
   Change in unrealized gains
     (losses) on investments.......        23,166,215       (32,052,767)        59,471,093      (116,797,548)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        23,078,551       (18,789,104)        63,224,294       (18,305,476)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       146,003,566        110,393,305         1,349,329          1,334,115
   Net transfers (including fixed
     account)......................        85,670,437        151,542,191      (11,765,305)       (10,754,879)
   Contract charges................      (11,135,104)        (7,735,258)       (1,989,354)        (2,014,570)
   Transfers for contract benefits
     and terminations..............      (29,873,770)       (23,093,748)      (20,501,444)       (24,985,104)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       190,665,129        231,106,490      (32,906,774)       (36,420,438)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       213,743,680        212,317,386        30,317,520       (54,725,914)
NET ASSETS:
   Beginning of year...............       633,831,341        421,513,955       236,287,986        291,013,900
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    847,575,021  $     633,831,341  $    266,605,506  $     236,287,986
                                     ================  =================  ================  =================


                                      MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,087,152  $      3,284,984
   Net realized gains (losses).....       (1,908,775)           894,053
   Change in unrealized gains
     (losses) on investments.......       (5,640,472)      (12,677,983)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (6,462,095)       (8,498,946)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,345,413         4,293,533
   Net transfers (including fixed
     account)......................         1,343,494        12,947,453
   Contract charges................       (2,432,236)       (2,475,924)
   Transfers for contract benefits
     and terminations..............      (18,900,434)      (22,193,367)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,643,763)       (7,428,305)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (24,105,858)      (15,927,251)
NET ASSETS:
   Beginning of year...............       271,985,758       287,913,009
                                     ----------------  ----------------
   End of year.....................  $    247,879,900  $    271,985,758
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                  MIST
                                      MORGAN STANLEY MID CAP GROWTH      MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,927,589)  $    (3,327,105)  $      (294,846)  $     (305,773)
   Net realized gains (losses)....         2,940,257         4,570,410         3,506,252        3,512,456
   Change in unrealized gains
     (losses) on investments......      (20,657,747)      (15,910,469)       (4,061,196)      (1,038,937)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (20,645,079)      (14,667,164)         (849,790)        2,167,746
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,154,126         8,883,221           796,758        1,219,267
   Net transfers (including fixed
     account).....................        10,765,513         1,774,364         1,559,887      (2,158,048)
   Contract charges...............       (2,683,209)       (2,819,561)         (535,014)        (574,746)
   Transfers for contract benefits
     and terminations.............      (11,898,645)      (13,239,136)       (6,477,083)      (7,738,730)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,337,785       (5,401,112)       (4,655,452)      (9,252,257)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (19,307,294)      (20,068,276)       (5,505,242)      (7,084,511)
NET ASSETS:
   Beginning of year..............       220,460,412       240,528,688        65,266,488       72,350,999
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    201,153,118  $    220,460,412  $     59,761,246  $    65,266,488
                                    ================  ================  ================  ===============

                                                  MIST                             MIST PIMCO
                                    PANAGORA GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016             2015              2016              2015
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       978,295  $      (132,986)  $    (9,898,158)  $     23,465,868
   Net realized gains (losses)....        1,816,019            59,506      (10,740,646)      (12,024,645)
   Change in unrealized gains
     (losses) on investments......      (2,298,273)       (1,391,238)        40,944,062      (43,226,004)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          496,041       (1,464,718)        20,305,258      (31,784,781)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       21,255,721         7,308,625         3,240,908         4,037,726
   Net transfers (including fixed
     account).....................       63,435,064         5,964,473        17,081,530       (8,720,486)
   Contract charges...............        (700,033)         (168,361)       (7,965,099)       (8,087,358)
   Transfers for contract benefits
     and terminations.............      (2,852,672)         (677,893)      (44,800,654)      (53,138,748)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       81,138,080        12,426,844      (32,443,315)      (65,908,866)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       81,634,121        10,962,126      (12,138,057)      (97,693,647)
NET ASSETS:
   Beginning of year..............       21,123,770        10,161,644       634,902,757       732,596,404
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   102,757,891  $     21,123,770  $    622,764,700  $    634,902,757
                                    ===============  ================  ================  ================


                                          MIST PIMCO TOTAL RETURN        MIST PYRAMIS GOVERNMENT INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     15,567,461  $     62,753,001  $      5,121,802  $      5,912,789
   Net realized gains (losses)....       (9,752,580)        12,734,375           484,438         (146,659)
   Change in unrealized gains
     (losses) on investments......        11,149,277      (99,708,652)       (5,834,587)      (11,685,773)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,964,158      (24,221,276)         (228,347)       (5,919,643)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,347,774        11,483,909        15,864,750        10,291,987
   Net transfers (including fixed
     account).....................      (15,057,846)      (60,045,845)        44,787,356        21,792,687
   Contract charges...............      (18,905,496)      (19,181,926)      (12,288,781)      (11,384,051)
   Transfers for contract benefits
     and terminations.............     (108,958,935)     (133,249,327)      (50,418,725)      (44,187,565)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (132,574,503)     (200,993,189)       (2,055,400)      (23,486,942)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (115,610,345)     (225,214,465)       (2,283,747)      (29,406,585)
NET ASSETS:
   Beginning of year..............     1,561,823,561     1,787,038,026       651,039,693       680,446,278
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,446,213,216  $  1,561,823,561  $    648,755,946  $    651,039,693
                                    ================  ================  ================  ================


                                        MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,665,946)  $   (2,007,729)
   Net realized gains (losses)....         1,126,613        8,573,592
   Change in unrealized gains
     (losses) on investments......        14,310,453     (18,736,202)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,771,120     (12,170,339)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        37,420,704       41,633,612
   Net transfers (including fixed
     account).....................        41,259,942      178,575,410
   Contract charges...............       (5,650,668)      (3,482,370)
   Transfers for contract benefits
     and terminations.............      (21,503,630)     (16,426,832)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        51,526,348      200,299,820
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............        64,297,468      188,129,481
NET ASSETS:
   Beginning of year..............       351,642,870      163,513,389
                                    ----------------  ---------------
   End of year....................  $    415,940,338  $   351,642,870
                                    ================  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                     MIST SCHRODERS GLOBAL MULTI-ASSET   MIST SSGA GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (41,848)  $    (2,230,760)  $     11,412,496  $     11,496,565
   Net realized gains (losses)....         9,121,877        17,165,832        76,689,439        96,130,725
   Change in unrealized gains
     (losses) on investments......        14,289,470      (29,873,677)      (34,109,060)     (155,135,668)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        23,369,499      (14,938,605)        53,992,875      (47,508,378)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        26,804,004        35,201,400        22,979,145        21,766,022
   Net transfers (including fixed
     account).....................         1,726,932        81,935,629      (35,921,094)      (22,073,877)
   Contract charges...............       (9,116,567)       (8,094,448)      (17,584,989)      (18,156,689)
   Transfers for contract benefits
     and terminations.............      (28,231,649)      (24,612,353)      (82,883,163)      (97,925,260)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,817,280)        84,430,228     (113,410,101)     (116,389,804)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        14,552,219        69,491,623      (59,417,226)     (163,898,182)
NET ASSETS:
   Beginning of year..............       562,872,602       493,380,979     1,349,807,450     1,513,705,632
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    577,424,821  $    562,872,602  $  1,290,390,224  $  1,349,807,450
                                    ================  ================  ================  ================


                                           MIST SSGA GROWTH ETF         MIST T. ROWE PRICE LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,695,036  $      2,269,909  $      9,316,005  $         527,754
   Net realized gains (losses)....        30,709,532        33,558,305        97,464,171         29,555,568
   Change in unrealized gains
     (losses) on investments......      (11,006,299)      (54,174,177)      (12,601,645)       (69,547,913)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,398,269      (18,345,963)        94,178,531       (39,464,591)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,770,076         7,054,310         8,548,777         10,615,106
   Net transfers (including fixed
     account).....................       (8,203,434)         9,763,304       (6,993,418)       (11,574,647)
   Contract charges...............       (5,726,100)       (5,722,795)       (4,671,865)        (4,674,135)
   Transfers for contract benefits
     and terminations.............      (23,760,861)      (27,279,503)      (59,133,973)       (77,867,417)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,920,319)      (16,184,684)      (62,250,479)       (83,501,093)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (12,522,050)      (34,530,647)        31,928,052      (122,965,684)
NET ASSETS:
   Beginning of year..............       467,274,058       501,804,705       715,850,738        838,816,422
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    454,752,008  $    467,274,058  $    747,778,790  $     715,850,738
                                    ================  ================  ================  =================

                                                  MIST
                                      T. ROWE PRICE MID CAP GROWTH         MIST TCW CORE FIXED INCOME
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016            2015 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,333,776)  $    (8,239,927)  $        (1,112)  $          (228)
   Net realized gains (losses)....        77,584,230       108,417,654              (86)               (4)
   Change in unrealized gains
     (losses) on investments......      (49,804,269)      (73,202,424)           (1,515)             (184)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        20,446,185        26,975,303           (2,713)             (416)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,471,810         3,040,163            67,810            59,306
   Net transfers (including fixed
     account).....................      (10,933,992)      (34,784,143)           154,898            15,279
   Contract charges...............       (4,880,554)       (5,053,956)             (426)                --
   Transfers for contract benefits
     and terminations.............      (31,973,648)      (42,109,408)                --           (1,000)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,316,384)      (78,907,344)           222,282            73,585
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (22,870,199)      (51,932,041)           219,569            73,169
NET ASSETS:
   Beginning of year..............       485,654,167       537,586,208            73,169                --
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    462,783,968  $    485,654,167  $        292,738  $         73,169
                                    ================  ================  ================  ================

                                                    MSF
                                    BAILLIE GIFFORD INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                    ------------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (358,899)  $      (271,859)
   Net realized gains (losses)....         1,625,583         3,508,939
   Change in unrealized gains
     (losses) on investments......         7,350,769      (10,663,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,617,453       (7,426,747)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,435,007         1,385,690
   Net transfers (including fixed
     account).....................       (3,447,836)      (10,590,297)
   Contract charges...............       (2,978,189)       (3,102,764)
   Transfers for contract benefits
     and terminations.............      (15,218,207)      (16,356,797)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (20,209,225)      (28,664,168)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,591,772)      (36,090,915)
NET ASSETS:
   Beginning of year..............       233,411,516       269,502,431
                                    ----------------  ----------------
   End of year....................  $    221,819,744  $    233,411,516
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                     MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,936,404  $      2,774,012   $      1,021,734  $      1,289,428
   Net realized gains (losses)....          (40,488)         (126,236)            (7,093)           833,937
   Change in unrealized gains
     (losses) on investments......       (2,592,464)       (6,456,221)          (212,769)       (2,926,902)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,303,452       (3,808,445)            801,872         (803,537)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        30,163,105        21,367,597          4,112,157         4,381,285
   Net transfers (including fixed
     account).....................        60,238,116        35,972,097          7,482,169         8,341,934
   Contract charges...............       (4,030,668)       (2,855,104)          (846,113)         (712,128)
   Transfers for contract benefits
     and terminations.............      (24,282,675)      (19,044,499)        (6,120,099)       (5,777,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        62,087,878        35,440,091          4,628,114         6,233,836
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        63,391,330        31,631,646          5,429,986         5,430,299
NET ASSETS:
   Beginning of year..............       245,107,645       213,475,999         69,045,344        63,615,045
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    308,498,975  $    245,107,645   $     74,475,330  $     69,045,344
                                    ================  ================   ================  ================

                                                    MSF
                                      BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (217,485)  $      (237,170)  $         14,083  $         21,337
   Net realized gains (losses)....         1,398,745         3,380,193           184,701           294,376
   Change in unrealized gains
     (losses) on investments......       (1,411,365)       (2,490,455)           531,674         (639,612)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (230,105)           652,568           730,458         (323,899)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           698,086           702,398           517,735           590,441
   Net transfers (including fixed
     account).....................           400,373           113,015           122,400           157,108
   Contract charges...............         (122,760)         (124,569)           (1,953)             (156)
   Transfers for contract benefits
     and terminations.............         (947,754)       (1,728,698)         (492,830)         (476,050)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            27,945       (1,037,854)           145,352           271,343
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (202,160)         (385,286)           875,810          (52,556)
NET ASSETS:
   Beginning of year..............        14,301,142        14,686,428         4,149,008         4,201,564
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,098,982  $     14,301,142  $      5,024,818  $      4,149,008
                                    ================  ================  ================  ================

                                                    MSF
                                      BLACKROCK ULTRA-SHORT TERM BOND       MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,317)  $    (6,027,107)  $    (1,111,280)  $    (1,351,696)
   Net realized gains (losses)....            57,290                --         8,350,119        14,193,562
   Change in unrealized gains
     (losses) on investments......           390,465                --       (4,923,796)      (11,177,142)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,498,562)       (6,027,107)         2,315,043         1,664,724
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        22,629,305        38,032,970           459,936           560,464
   Net transfers (including fixed
     account).....................         2,241,216        72,942,198       (1,795,582)         (742,070)
   Contract charges...............       (4,507,711)       (4,210,469)         (696,983)         (814,235)
   Transfers for contract benefits
     and terminations.............      (69,743,801)      (98,033,180)       (7,462,054)       (8,311,622)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (49,380,991)         8,731,519       (9,494,683)       (9,307,463)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,879,553)         2,704,412       (7,179,640)       (7,642,739)
NET ASSETS:
   Beginning of year..............       398,590,779       395,886,367        73,654,799        81,297,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    343,711,226  $    398,590,779  $     66,475,159  $     73,654,799
                                    ================  ================  ================  ================


                                            MSF JENNISON GROWTH
                                                SUB-ACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,224,509)  $   (8,255,608)
   Net realized gains (losses)....        66,596,672      100,462,145
   Change in unrealized gains
     (losses) on investments......      (68,013,517)     (47,555,352)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,641,354)       44,651,185
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,534,813        3,569,781
   Net transfers (including fixed
     account).....................       (5,166,821)     (26,498,929)
   Contract charges...............       (4,030,249)      (4,176,518)
   Transfers for contract benefits
     and terminations.............      (38,760,187)     (45,499,489)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (45,422,444)     (72,605,155)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (54,063,798)     (27,953,970)
NET ASSETS:
   Beginning of year..............       501,066,353      529,020,323
                                    ----------------  ---------------
   End of year....................  $    447,002,555  $   501,066,353
                                    ================  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                          MSF
                                      MSF LOOMIS SAYLES SMALL CAP CORE      LOOMIS SAYLES SMALL CAP GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (213,402)  $      (234,690)  $         (3,388)  $        (3,584)
   Net realized gains (losses).....          1,253,265         1,994,940             24,565            47,572
   Change in unrealized gains
     (losses) on investments.......          1,063,527       (2,197,811)            (5,480)          (43,867)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,103,390         (437,561)             15,697               121
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            395,602           422,787                 --            17,612
   Net transfers (including fixed
     account)......................            133,951          (62,478)            (2,393)            23,125
   Contract charges................          (190,175)         (186,706)            (1,255)           (1,118)
   Transfers for contract benefits
     and terminations..............          (792,777)         (691,869)           (48,133)           (4,466)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (453,399)         (518,266)           (51,781)            35,153
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,649,991         (955,827)           (36,084)            35,274
NET ASSETS:
   Beginning of year...............         12,750,644        13,706,471            328,707           293,433
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      14,400,635  $     12,750,644  $         292,623  $        328,707
                                     =================  ================  =================  ================

                                                                                  MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,440,519)  $    (1,466,298)  $        197,982  $         48,982
   Net realized gains (losses).....         22,590,770        32,839,034         1,959,511         9,734,312
   Change in unrealized gains
     (losses) on investments.......         17,360,148      (55,970,793)         (120,230)       (7,397,341)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         38,510,399      (24,598,057)         2,037,263         2,385,953
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,644,637         1,435,147           541,256           899,458
   Net transfers (including fixed
     account)......................          1,133,610       (3,489,375)       (3,621,425)         6,674,328
   Contract charges................        (1,473,008)       (1,479,616)         (658,618)         (620,871)
   Transfers for contract benefits
     and terminations..............       (17,651,427)      (21,273,771)       (3,537,341)       (4,404,157)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (16,346,188)      (24,807,615)       (7,276,128)         2,548,758
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         22,164,211      (49,405,672)       (5,238,865)         4,934,711
NET ASSETS:
   Beginning of year...............        194,979,851       244,385,523        63,108,799        58,174,088
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     217,144,062  $    194,979,851  $     57,869,934  $     63,108,799
                                     =================  ================  ================  ================

                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES        MSF METLIFE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,219,469  $        287,887  $       1,616,202  $        193,571
   Net realized gains (losses).....        34,882,524       210,355,423          2,468,000         1,389,983
   Change in unrealized gains
     (losses) on investments.......       (1,075,951)     (207,207,827)        (1,234,614)       (2,880,050)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        35,026,042         3,435,483          2,849,588       (1,296,496)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,606,124         3,414,204          4,250,508         2,053,677
   Net transfers (including fixed
     account)......................       276,900,705      (35,779,438)         39,568,195        27,590,957
   Contract charges................       (6,982,057)       (4,607,450)        (1,078,648)         (543,349)
   Transfers for contract benefits
     and terminations..............      (49,347,852)      (47,777,157)        (9,572,655)       (3,923,720)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       225,176,920      (84,749,841)         33,167,400        25,177,565
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       260,202,962      (81,314,358)         36,016,988        23,881,069
NET ASSETS:
   Beginning of year...............       527,700,755       609,015,113         65,568,612        41,687,543
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    787,903,717  $    527,700,755  $     101,585,600  $     65,568,612
                                     ================  ================  =================  ================


                                       MSF METLIFE ASSET ALLOCATION 40
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      81,100,363  $   (60,476,835)
   Net realized gains (losses).....        235,969,851       270,937,811
   Change in unrealized gains
     (losses) on investments.......      (140,238,049)     (322,220,355)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        176,832,165     (111,759,379)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         19,515,378        24,369,785
   Net transfers (including fixed
     account)......................       (85,050,362)     (213,524,358)
   Contract charges................       (47,232,692)      (49,617,104)
   Transfers for contract benefits
     and terminations..............      (346,107,872)     (392,793,086)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (458,875,548)     (631,564,763)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (282,043,383)     (743,324,142)
NET ASSETS:
   Beginning of year...............      4,248,132,666     4,991,456,808
                                     -----------------  ----------------
   End of year.....................  $   3,966,089,283  $  4,248,132,666
                                     =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                      MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    101,922,722  $   (74,908,862)  $     74,843,650  $   (80,359,716)
   Net realized gains (losses)....       531,046,260       481,588,073       621,512,825       310,019,865
   Change in unrealized gains
     (losses) on investments......     (294,350,528)     (594,962,543)     (352,024,646)     (421,371,788)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       338,618,454     (188,283,332)       344,331,829     (191,711,639)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        44,053,111        51,082,227        25,414,383        38,874,727
   Net transfers (including fixed
     account).....................      (75,462,340)     (102,720,147)     (115,627,973)      (40,164,388)
   Contract charges...............      (72,256,944)      (74,049,982)      (60,722,586)      (61,430,326)
   Transfers for contract benefits
     and terminations.............     (477,632,589)     (546,730,912)     (369,144,991)     (439,432,331)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (581,298,762)     (672,418,814)     (520,081,167)     (502,152,318)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (242,680,308)     (860,702,146)     (175,749,338)     (693,863,957)
NET ASSETS:
   Beginning of year..............     6,667,289,010     7,527,991,156     5,814,030,390     6,507,894,347
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,424,608,702  $  6,667,289,010  $  5,638,281,052  $  5,814,030,390
                                    ================  ================  ================  ================

                                      MSF METLIFE MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (552,034)  $      (669,052)  $      1,338,523  $      (347,601)
   Net realized gains (losses)....        11,662,760        11,113,039        44,048,436        54,311,839
   Change in unrealized gains
     (losses) on investments......        11,268,443      (15,667,437)         6,384,703      (57,710,605)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,379,169       (5,223,450)        51,771,662       (3,746,367)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,058,317         5,977,751        11,055,623        11,741,788
   Net transfers (including fixed
     account).....................        13,080,377         3,888,248        30,277,877       (7,225,683)
   Contract charges...............       (1,110,917)       (1,048,036)       (4,394,187)       (4,442,697)
   Transfers for contract benefits
     and terminations.............       (8,266,622)       (9,847,097)      (47,239,994)      (53,641,340)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         7,761,155       (1,029,134)      (10,300,681)      (53,567,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        30,140,324       (6,252,584)        41,470,981      (57,314,299)
NET ASSETS:
   Beginning of year..............       121,483,288       127,735,872       553,515,934       610,830,233
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    151,623,612  $    121,483,288  $    594,986,915  $    553,515,934
                                    ================  ================  ================  ================

                                           MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         513,233  $        419,715  $      1,355,107  $      2,273,415
   Net realized gains (losses)....          2,609,590         1,095,835        23,506,038        43,175,247
   Change in unrealized gains
     (losses) on investments......          (168,660)       (2,338,023)         5,602,006      (49,745,547)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,954,163         (822,473)        30,463,151       (4,296,885)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            749,038         1,643,867         3,785,944         4,166,108
   Net transfers (including fixed
     account).....................            316,277         1,396,264        20,770,407        17,714,601
   Contract charges...............          (294,999)         (284,691)       (2,969,258)       (2,641,500)
   Transfers for contract benefits
     and terminations.............        (4,734,648)       (5,431,228)      (17,315,565)      (20,453,721)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (3,964,332)       (2,675,788)         4,271,528       (1,214,512)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,010,169)       (3,498,261)        34,734,679       (5,511,397)
NET ASSETS:
   Beginning of year..............         42,319,194        45,817,455       249,890,569       255,401,966
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      41,309,025  $     42,319,194  $    284,625,248  $    249,890,569
                                    =================  ================  ================  ================

                                            MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        940,243  $      1,740,713
   Net realized gains (losses)....         (241,323)           673,901
   Change in unrealized gains
     (losses) on investments......         (858,390)       (5,975,929)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (159,470)       (3,561,315)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,997,982         4,624,296
   Net transfers (including fixed
     account).....................         7,944,110         6,652,908
   Contract charges...............       (1,022,996)       (1,032,788)
   Transfers for contract benefits
     and terminations.............       (5,255,908)       (8,003,438)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,663,188         2,240,978
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,503,718       (1,320,337)
NET ASSETS:
   Beginning of year..............        99,902,951       101,223,288
                                    ----------------  ----------------
   End of year....................  $    104,406,669  $     99,902,951
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                      MSF NEUBERGER BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,743,740)  $    (2,005,253)  $      (588,763)  $      (772,570)
   Net realized gains (losses)....         4,670,391         5,492,282        10,623,295        14,703,805
   Change in unrealized gains
     (losses) on investments......        16,403,111       (4,849,556)        12,954,748      (21,801,085)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,329,762       (1,362,527)        22,989,280       (7,869,850)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,149,152         1,474,898         2,739,217         3,655,588
   Net transfers (including fixed
     account).....................       (8,416,119)       (3,545,710)       (2,241,509)         1,761,396
   Contract charges...............       (1,202,775)       (1,236,383)       (1,250,753)       (1,338,539)
   Transfers for contract benefits
     and terminations.............       (9,696,351)      (13,484,634)       (8,064,211)      (11,537,242)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,166,093)      (16,791,829)       (8,817,256)       (7,458,797)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,163,669      (18,154,356)        14,172,024      (15,328,647)
NET ASSETS:
   Beginning of year..............       131,949,869       150,104,225       129,529,499       144,858,146
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    133,113,538  $    131,949,869  $    143,701,523  $    129,529,499
                                    ================  ================  ================  ================

                                                    MSF                                 MSF
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,321,056)  $    (2,957,599)  $       (158,005)  $      (160,395)
   Net realized gains (losses)....        24,174,828        34,270,652          1,737,507         1,535,562
   Change in unrealized gains
     (losses) on investments......      (21,885,537)      (16,807,403)          (343,061)       (1,319,353)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,031,765)        14,505,650          1,236,441            55,814
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,465,210         4,861,358          1,135,684         1,208,773
   Net transfers (including fixed
     account).....................      (15,563,299)        65,812,017          (424,023)         1,417,304
   Contract charges...............       (2,098,114)       (1,679,181)           (65,427)          (67,963)
   Transfers for contract benefits
     and terminations.............      (16,742,262)      (17,010,364)          (709,343)         (775,788)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (28,938,465)        51,983,830           (63,109)         1,782,326
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,970,230)        66,489,480          1,173,332         1,838,140
NET ASSETS:
   Beginning of year..............       233,448,817       166,959,337         11,814,560         9,976,420
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    203,478,587  $    233,448,817  $      12,987,892  $     11,814,560
                                    ================  ================  =================  ================

                                                    MSF                    MSF WESTERN ASSET MANAGEMENT
                                     VAN ECK GLOBAL NATURAL RESOURCES      STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (817,168)  $    (1,169,677)  $       6,258,190  $          1,666
   Net realized gains (losses)....       (8,797,189)       (1,908,883)          1,831,076              (74)
   Change in unrealized gains
     (losses) on investments......        41,329,617      (29,752,057)         30,665,968           (7,019)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,715,260      (32,830,617)         38,755,234           (5,427)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           540,665           905,618          6,741,904            98,520
   Net transfers (including fixed
     account).....................      (12,765,187)        23,947,255      1,071,425,957            89,485
   Contract charges...............       (1,347,635)       (1,200,210)        (8,025,524)                --
   Transfers for contract benefits
     and terminations.............       (4,973,728)       (5,238,300)       (59,024,383)              (11)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,545,885)        18,414,363      1,011,117,954           187,994
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        13,169,375      (14,416,254)      1,049,873,188           182,567
NET ASSETS:
   Beginning of year..............        74,871,874        89,288,128            195,310            12,743
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     88,041,249  $     74,871,874  $   1,050,068,498  $        195,310
                                    ================  ================  =================  ================

                                             MSF WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016               2015
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,541,592  $       1,639,088
   Net realized gains (losses)....         (359,178)           (87,820)
   Change in unrealized gains
     (losses) on investments......       (3,071,886)        (4,546,618)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (889,472)        (2,995,350)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,839,053          4,788,989
   Net transfers (including fixed
     account).....................         3,483,398         14,987,445
   Contract charges...............       (3,417,794)        (3,201,899)
   Transfers for contract benefits
     and terminations.............      (21,968,669)       (21,366,180)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,064,012)        (4,791,645)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (17,953,484)        (7,786,995)
NET ASSETS:
   Beginning of year..............       268,298,667        276,085,662
                                    ----------------  -----------------
   End of year....................  $    250,345,183  $     268,298,667
                                    ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        NEUBERGER BERMAN GENESIS            OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016             2015              2016              2015
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (60)  $           (75)  $            165  $            216
   Net realized gains (losses)....            1,095             1,363             (587)             (275)
   Change in unrealized gains
     (losses) on investments......              214           (1,296)               571                29
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            1,249               (8)               149              (30)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --                --                --                --
   Net transfers (including fixed
     account).....................               --                --                --                --
   Contract charges...............               --                --                --                --
   Transfers for contract benefits
     and terminations.............          (1,907)           (1,783)           (1,907)             (839)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (1,907)           (1,783)           (1,907)             (839)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            (658)           (1,791)           (1,758)             (869)
NET ASSETS:
   Beginning of year..............            7,222             9,013             7,477             8,346
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $         6,564  $          7,222  $          5,719  $          7,477
                                    ===============  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                     OPPENHEIMER VA GOVERNMENT MONEY           MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016             2015               2016              2015
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (48)  $          (50)   $    (1,193,648)  $      (857,651)
   Net realized gains (losses)....                --               --          6,500,090        21,226,168
   Change in unrealized gains
     (losses) on investments......                --               --         11,237,743      (28,993,857)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (48)             (50)         16,544,185       (8,625,340)
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               --          1,327,499         2,437,344
   Net transfers (including fixed
     account).....................                --               --        (2,886,762)       (2,506,338)
   Contract charges...............                --               --        (1,283,015)       (1,313,735)
   Transfers for contract benefits
     and terminations.............             (148)            (151)        (7,757,953)       (7,209,455)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (148)            (151)       (10,600,231)       (8,592,184)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (196)            (201)          5,943,954      (17,217,524)
NET ASSETS:
   Beginning of year..............             3,592            3,793        109,248,990       126,466,514
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $          3,396  $         3,592   $    115,192,944  $    109,248,990
                                    ================  ===============   ================  ================

                                                                                    PIMCO VIT
                                       OPPENHEIMER VA MAIN STREET         COMMODITYREALRETURN STRATEGY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015             2016              2015
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (264)  $          (504)  $       (1,454)  $          1,234
   Net realized gains (losses)....            14,724            18,609          (4,882)           (4,694)
   Change in unrealized gains
     (losses) on investments......           (4,604)          (16,156)           50,041          (56,415)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             9,856             1,949           43,705          (59,875)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           82,723           279,525
   Net transfers (including fixed
     account).....................                --                --          102,751            38,967
   Contract charges...............                --                --             (55)               (3)
   Transfers for contract benefits
     and terminations.............          (12,174)           (3,470)         (14,359)          (21,699)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (12,174)           (3,470)          171,060           296,790
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............           (2,318)           (1,521)          214,765           236,915
NET ASSETS:
   Beginning of year..............           104,564           106,085          250,085            13,170
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $        102,246  $        104,564  $       464,850  $        250,085
                                    ================  ================  ===============  ================


                                     PIMCO VIT EMERGING MARKETS BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         19,858  $          8,655
   Net realized gains (losses)....             (739)             1,363
   Change in unrealized gains
     (losses) on investments......            34,366          (28,200)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            53,485          (18,182)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           221,405           401,043
   Net transfers (including fixed
     account).....................          (13,170)            27,329
   Contract charges...............              (85)               (2)
   Transfers for contract benefits
     and terminations.............          (22,688)          (18,594)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           185,462           409,776
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           238,947           391,594
NET ASSETS:
   Beginning of year..............           406,796            15,202
                                    ----------------  ----------------
   End of year....................  $        645,743  $        406,796
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        PIMCO VIT UNCONSTRAINED BOND           PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            290  $           5,688  $      (573,188)  $       (582,428)
   Net realized gains (losses).....           (3,758)              (255)         4,194,006          9,032,785
   Change in unrealized gains
     (losses) on investments.......            18,128           (13,479)         5,084,247       (13,899,812)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            14,660            (8,046)         8,705,065        (5,449,455)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           195,066            236,532         1,113,121          2,033,056
   Net transfers (including fixed
     account)......................            97,472             61,782          (65,716)          (692,772)
   Contract charges................              (74)                (6)         (672,822)          (665,918)
   Transfers for contract benefits
     and terminations..............          (28,936)           (13,158)       (5,748,437)        (6,137,579)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           263,528            285,150       (5,373,854)        (5,463,213)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           278,188            277,104         3,331,211       (10,912,668)
NET ASSETS:
   Beginning of year...............           281,863              4,759        63,990,328         74,902,996
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        560,051  $         281,863  $     67,321,539  $      63,990,328
                                     ================  =================  ================  =================


                                       PIONEER VCT REAL ESTATE SHARES        T. ROWE PRICE GOVERNMENT MONEY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015               2016               2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           3,941  $          1,096  $         (5,020)  $         (4,409)
   Net realized gains (losses).....             47,420            38,298                 --                 --
   Change in unrealized gains
     (losses) on investments.......           (40,983)          (31,282)                 --                 --
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             10,378             8,112            (5,020)            (4,409)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                621             3,056                 --                 --
   Net transfers (including fixed
     account)......................              8,221          (13,623)             92,628              2,822
   Contract charges................            (3,301)           (2,978)              (118)              (131)
   Transfers for contract benefits
     and terminations..............            (4,793)           (3,545)           (51,844)           (15,458)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                748          (17,090)             40,666           (12,767)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............             11,126           (8,978)             35,646           (17,176)
NET ASSETS:
   Beginning of year...............            240,901           249,879            497,039            514,215
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $         252,027  $        240,901  $         532,685  $         497,039
                                     =================  ================  =================  =================


                                         T. ROWE PRICE GROWTH STOCK       T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (52,576)  $       (66,257)  $           1,032  $          (526)
   Net realized gains (losses).....           412,844         1,195,637              8,094            33,135
   Change in unrealized gains
     (losses) on investments.......         (355,528)         (416,328)            (3,274)          (36,641)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             4,740           713,052              5,852           (4,032)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           193,684           221,245             10,989            14,912
   Net transfers (including fixed
     account)......................         (301,323)         (580,009)           (11,589)          (98,531)
   Contract charges................           (1,118)           (1,330)               (96)             (109)
   Transfers for contract benefits
     and terminations..............         (562,309)         (805,724)           (39,735)         (117,510)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (671,066)       (1,165,818)           (40,431)         (201,238)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         (666,326)         (452,766)           (34,579)         (205,270)
NET ASSETS:
   Beginning of year...............         7,058,976         7,511,742            417,754           623,024
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $      6,392,650  $      7,058,976  $         383,175  $        417,754
                                     ================  ================  =================  ================

                                          TAP 1919 VARIABLE SOCIALLY
                                              RESPONSIVE BALANCED
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2016               2015
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (1,057)  $           (987)
   Net realized gains (losses).....              8,317             27,006
   Change in unrealized gains
     (losses) on investments.......            (2,565)           (33,756)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              4,695            (7,737)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              3,677                 --
   Net transfers (including fixed
     account)......................              (931)              2,550
   Contract charges................              (117)              (112)
   Transfers for contract benefits
     and terminations..............           (79,210)           (32,709)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (76,581)           (30,271)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (71,886)           (38,008)
NET ASSETS:
   Beginning of year...............            215,832            253,840
                                     -----------------  -----------------
   End of year.....................  $         143,946  $         215,832
                                     =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                UIF GLOBAL INFRASTRUCTURE        VANECK VIP LONG/SHORT EQUITY INDEX
                                                                       SUB-ACCOUNT                           SUB-ACCOUNT
                                                           ------------------------------------  -----------------------------------
                                                                  2016              2015               2016               2015
                                                           -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........................  $           3,590  $             201  $        (4,518)  $         (1,955)
   Net realized gains (losses)...........................             25,538             14,300              (92)                302
   Change in unrealized gains
     (losses) on investments.............................             25,505           (52,813)            11,722            (6,810)
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..................................             54,633           (38,312)             7,112            (8,463)
                                                           -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners................................             90,084            309,552            33,964            227,796
   Net transfers (including fixed
     account)............................................             43,465             88,579           184,712             27,028
   Contract charges......................................              (144)                (5)              (78)                (5)
   Transfers for contract benefits
     and terminations....................................           (29,784)           (22,594)          (25,761)            (2,806)
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions............................            103,621            375,532           192,837            252,013
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets....................................            158,254            337,220           199,949            243,550
NET ASSETS:
   Beginning of year.....................................            345,685              8,465           260,319             16,769
                                                           -----------------  -----------------  ----------------  -----------------
   End of year...........................................  $         503,939  $         345,685  $        460,268  $         260,319
                                                           =================  =================  ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc ("BlackRock")         Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Government Money Fund, Inc.
Ivy Variable Insurance Portfolios ("Ivy VIP")              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust                  The Alger Portfolios ("Alger")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")                                              VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

Alger Small Cap Growth Sub-Account                       LMPVET EnTrust Permal Alternative Select VIT
American Funds Bond Sub-Account (a)                         Sub-Account
American Funds Global Growth Sub-Account (a)             LMPVET QS Variable Conservative Growth
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account (a)                                       LMPVET QS Variable Growth Sub-Account
American Funds Growth Sub-Account                        LMPVET QS Variable Moderate Growth Sub-Account
American Funds Growth-Income Sub-Account (a)             LMPVIT Western Asset Variable Global High Yield
BlackRock Global Allocation V.I. Sub-Account                Bond Sub-Account (a)
Deutsche I CROCI International Sub-Account               MFS VIT Investors Trust Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT New Discovery Sub-Account
Federated Kaufman Sub-Account                            MFS VIT Research Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MIST AB Global Dynamic Allocation Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP Equity-Income Sub-Account                      Plus Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                MIST American Funds Balanced Allocation Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MIST American Funds Growth Allocation Sub-Account
Fidelity VIP Government Money Market                     MIST American Funds Growth Sub-Account
   Sub-Account (a)                                       MIST American Funds Moderate Allocation
Fidelity VIP Growth Sub-Account                             Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST BlackRock Global Tactical Strategies
Fidelity VIP Overseas Sub-Account                           Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST BlackRock High Yield Sub-Account (a)
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST Clarion Global Real Estate Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST ClearBridge Aggressive Growth Sub-Account (a)
FTVIPT Templeton Foreign VIP Sub-Account                 MIST Goldman Sachs Mid Cap Value Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. American Franchise Sub-Account              MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. Core Equity Sub-Account                     MIST Invesco Comstock Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Invesco Mid Cap Value Sub-Account
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Small Cap Growth Sub-Account (a)
Invesco V.I. International Growth Sub-Account (a)        MIST JPMorgan Core Bond Sub-Account
Ivy VIP Asset Strategy Sub-Account                       MIST JPMorgan Global Active Allocation
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account
   Sub-Account (a)                                       MIST JPMorgan Small Cap Value Sub-Account (a)
LMPVET ClearBridge Variable Appreciation Sub-            MIST Loomis Sayles Global Markets Sub-Account
   Account (a)                                           MIST Met/Aberdeen Emerging Markets Equity
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)                                       MIST Met/Artisan International Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Large Cap Value Sub-            Sub-Account
   Account                                               MIST Met/Templeton International Bond Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST Met/Wellington Large Cap Research
   Sub-Account (a)                                          Sub-Account (a)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Asset Allocation 100 Sub-Account              MSF MetLife Asset Allocation 60 Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Asset Allocation 80 Sub-Account
MIST MetLife Multi-Index Targeted Risk Sub-Account         MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)               MSF MetLife Stock Index Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF MFS Total Return Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MFS Value Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF MSCI EAFE Index Sub-Account (a)
MIST PanAgora Global Diversified Risk Sub-Account          MSF Neuberger Berman Genesis Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF Russell 2000 Index Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Pyramis Government Income Sub-Account                 MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Pyramis Managed Risk Sub-Account                      MSF Van Eck Global Natural Resources Sub-Account
MIST Schroders Global Multi-Asset Sub-Account              MSF Western Asset Management Strategic Bond
MIST SSGA Growth and Income ETF Sub-Account                  Opportunities Sub-Account (a)
MIST SSGA Growth ETF Sub-Account                           MSF Western Asset Management U.S. Government
MIST T. Rowe Price Large Cap Value Sub-Account (a)           Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account              Neuberger Berman Genesis Sub-Account
MIST TCW Core Fixed Income Sub-Account                     Oppenheimer VA Core Bond Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Oppenheimer VA Government Money Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Oppenheimer VA Main Street Small Cap Sub-Account (a)
MSF BlackRock Bond Income Sub-Account (a)                  Oppenheimer VA Main Street Sub-Account
MSF BlackRock Capital Appreciation Sub-Account (a)         PIMCO VIT CommodityRealReturn Strategy
MSF BlackRock Large Cap Value Sub-Account (a)                Sub-Account
MSF BlackRock Ultra-Short Term Bond Sub-Account (a)        PIMCO VIT Emerging Markets Bond Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    PIMCO VIT Unconstrained Bond Sub-Account
MSF Jennison Growth Sub-Account (a)                        Pioneer VCT Mid Cap Value Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               Pioneer VCT Real Estate Shares Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             T. Rowe Price Government Money Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account (a)              T. Rowe Price Growth Stock Sub-Account
MSF Met/Dimensional International Small Company            T. Rowe Price International Stock Sub-Account
   Sub-Account                                             TAP 1919 Variable Socially Responsive Balanced
MSF Met/Wellington Core Equity Opportunities                 Sub-Account
   Portfolio Sub-Account (a)                               UIF Global Infrastructure Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account                VanEck VIP Long/Short Equity Index Sub-Account
MSF MetLife Asset Allocation 40 Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2016:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                             New Name

Ivy Funds VIP Asset Strategy Fund                       Ivy VIP Asset Strategy Fund
Legg Mason Permal Alternative Select VIT Portfolio      Legg Mason EnTrust Permal Alternative Select VIT
                                                          Portfolio
(MIST) MFS Emerging Markets Equity Portfolio            (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                 (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                  (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio           (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio
Oppenheimer Money Fund/VA                               Oppenheimer Government Money Fund/VA
QS Legg Mason Variable Conservative Growth              QS Variable Conservative Growth
QS Legg Mason Variable Growth                           QS Variable Growth
QS Legg Mason Variable Moderate Growth                  QS Variable Moderate Growth
T. Rowe Price Prime Reserve Fund                        T. Rowe Price Government Money Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

TRUST NAME CHANGES:

Former Trust                                               New Trust

Ivy Funds Variable Insurance Portfolios                    Ivy Variable Insurance Portfolios
Van Eck VIP Trust                                          VanEck VIP Trust

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------     -------------  --------------    --------------
     Alger Small Cap Growth Sub-Account..........................      2,456,796        63,173,699      6,577,963          4,871,955
     American Funds Bond Sub-Account.............................     12,438,642       133,136,363      6,804,434         22,077,355
     American Funds Global Growth Sub-Account....................     11,615,924       262,921,672     28,857,996         27,296,575
     American Funds Global Small Capitalization Sub-Account......      5,399,497       107,973,198     22,348,376         10,801,545
     American Funds Growth Sub-Account...........................     10,832,254       619,686,935     70,559,887         94,097,146
     American Funds Growth-Income Sub-Account....................      8,272,690       320,752,805     49,242,887         38,099,244
     BlackRock Global Allocation V.I. Sub-Account................        193,129         2,635,899      1,072,291            115,232
     Deutsche I CROCI International Sub-Account..................      1,738,842        16,545,633      1,433,007          1,494,780
     Federated High Income Bond Sub-Account......................          4,032            28,020          1,641              1,112
     Federated Kaufman Sub-Account...............................          2,850            40,850          3,202              1,989
     Fidelity VIP Asset Manager Sub-Account......................      4,626,593        71,228,345      4,838,784          8,208,259
     Fidelity VIP Contrafund Sub-Account.........................     17,377,899       456,942,806     58,656,693         60,128,040
     Fidelity VIP Equity-Income Sub-Account......................        215,807         4,788,573        422,583          1,002,021
     Fidelity VIP FundsManager 50% Sub-Account...................    373,684,972     4,395,666,480    261,620,359        253,283,024
     Fidelity VIP FundsManager 60% Sub-Account...................    287,724,437     2,872,182,935    162,357,033        680,072,130
     Fidelity VIP Government Money Market Sub-Account............     18,955,238        18,955,238     51,494,589         82,193,377
     Fidelity VIP Growth Sub-Account.............................      2,436,867        98,051,625     14,963,874         17,361,060
     Fidelity VIP Index 500 Sub-Account..........................        272,217        36,183,611        945,360          7,094,344
     Fidelity VIP Mid Cap Sub-Account............................     12,403,732       367,633,569     27,516,622         38,014,853
     Fidelity VIP Overseas Sub-Account...........................        215,164         3,940,559        218,367            704,463
     FTVIPT Franklin Income VIP Sub-Account......................     16,916,465       254,420,748     15,381,514         29,116,738
     FTVIPT Franklin Mutual Shares VIP Sub-Account...............      6,718,384       119,365,184     15,751,499         15,262,749
     FTVIPT Franklin Small Cap Value VIP Sub-Account.............      6,625,570       111,808,329     20,623,812         16,071,233
     FTVIPT Templeton Foreign VIP Sub-Account....................      5,033,419        74,367,154      4,997,282          4,826,011
     FTVIPT Templeton Global Bond VIP Sub-Account................     13,159,407       240,672,163      3,518,168         17,976,356
     Invesco V.I. American Franchise Sub-Account.................            233            12,941          1,104              2,661
     Invesco V.I. Core Equity Sub-Account........................          4,951           134,590         15,266             18,792
     Invesco V.I. Equity and Income Sub-Account..................     37,006,200       539,721,067     36,881,555         58,085,911
     Invesco V.I. Growth and Income Sub-Account..................             48               882            204              5,854
     Invesco V.I. International Growth Sub-Account...............      7,516,905       206,137,475      7,528,602         15,449,019
     Ivy VIP Asset Strategy Sub-Account..........................         28,992           273,197         85,975            160,703
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................     11,706,369       230,261,767     27,776,002         21,432,482
     LMPVET ClearBridge Variable Appreciation Sub-Account........     11,059,432       290,010,740     19,387,803         36,439,467
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account...............................................     11,781,761       138,318,713      8,395,258         17,673,700
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account...............................................        152,863         2,816,377        309,162            956,231
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....        441,049         7,633,059      1,610,617          1,214,094
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account...............................................      4,827,188        86,042,224      8,986,670          9,704,307
     LMPVET EnTrust Permal Alternative Select VIT Sub-Account....      1,419,672        13,900,602      3,910,128            888,987
     LMPVET QS Variable Conservative Growth Sub-Account..........      2,631,161        33,379,176      2,339,338          3,537,306
     LMPVET QS Variable Growth Sub-Account.......................      5,761,050        71,928,286      5,588,402          7,844,693
     LMPVET QS Variable Moderate Growth Sub-Account..............         63,218           731,035         82,196            477,640
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................     12,401,443        98,990,048      6,558,717         12,627,828
     MFS VIT Investors Trust Sub-Account.........................            346             7,089          1,032                766
     MFS VIT New Discovery Sub-Account...........................          2,548            39,303          1,788              1,564
     MFS VIT Research Sub-Account................................            831            15,733          2,272              6,075
     MIST AB Global Dynamic Allocation Sub-Account...............    280,453,035     2,848,230,902    115,852,410        206,209,326
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................      7,845,828        82,620,751     24,925,892          5,140,410
     MIST American Funds Balanced Allocation Sub-Account.........    325,342,426     2,968,113,516    331,327,884        218,430,765
     MIST American Funds Growth Allocation Sub-Account...........    190,709,393     1,628,589,301    218,187,604        164,327,573
     MIST American Funds Growth Sub-Account......................     66,617,368       598,329,860    181,819,491         64,059,085

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MIST American Funds Moderate Allocation Sub-Account........    164,303,088    1,529,574,235       158,471,894       109,383,755
     MIST AQR Global Risk Balanced Sub-Account..................    262,668,236    2,765,863,794         2,164,816       247,827,110
     MIST BlackRock Global Tactical Strategies Sub-Account......    512,743,473    5,046,756,822       494,520,779       354,448,753
     MIST BlackRock High Yield Sub-Account......................     30,515,245      244,357,248        45,012,414        38,266,498
     MIST Clarion Global Real Estate Sub-Account................     22,727,707      259,394,904        13,115,641        35,681,834
     MIST ClearBridge Aggressive Growth Sub-Account.............     30,217,101      308,134,767        14,121,155        74,642,958
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     11,784,987      153,582,417        13,315,817        21,564,402
     MIST Harris Oakmark International Sub-Account..............     44,561,210      622,585,499        66,481,585        81,006,063
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     91,855,309      945,784,258       109,305,221        34,298,485
     MIST Invesco Comstock Sub-Account..........................     50,919,996      603,184,711        83,413,478        82,898,354
     MIST Invesco Mid Cap Value Sub-Account.....................     14,229,187      238,657,726        22,568,185        21,982,365
     MIST Invesco Small Cap Growth Sub-Account..................     22,903,644      319,645,202        63,846,091        37,659,196
     MIST JPMorgan Core Bond Sub-Account........................     33,249,505      348,065,952        31,632,610        31,002,671
     MIST JPMorgan Global Active Allocation Sub-Account.........     95,091,895    1,036,542,448       110,306,678        59,105,280
     MIST JPMorgan Small Cap Value Sub-Account..................      1,457,792       20,665,955         2,753,028         4,043,412
     MIST Loomis Sayles Global Markets Sub-Account..............      9,980,695      120,925,093        12,483,848        24,940,821
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account......     41,552,845      399,385,513        17,944,789        52,000,922
     MIST Met/Artisan International Sub-Account.................         27,051          255,021           157,633            27,238
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      6,300,083       64,969,205        11,974,056        14,242,774
     MIST Met/Franklin Low Duration Total Return Sub-Account....     15,148,901      149,960,611        16,144,802        29,377,317
     MIST Met/Templeton International Bond Sub-Account..........      3,969,218       45,231,900         2,802,239         5,831,645
     MIST Met/Wellington Large Cap Research Sub-Account.........      1,121,930       11,602,511         1,861,193         2,038,058
     MIST MetLife Asset Allocation 100 Sub-Account..............     48,209,256      513,855,028        87,908,590        69,298,638
     MIST MetLife Balanced Plus Sub-Account.....................    643,617,526    6,612,811,145       376,103,285       384,879,272
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     70,808,286      820,793,066       202,238,597        11,945,069
     MIST MetLife Small Cap Value Sub-Account...................     16,880,775      237,467,921        12,243,095        39,954,957
     MIST MFS Research International Sub-Account................     24,633,181      266,411,114         9,075,051        25,631,608
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     14,515,126      158,444,966        10,059,347        11,649,094
     MIST Oppenheimer Global Equity Sub-Account.................      3,115,819       54,816,464         5,063,679         6,985,212
     MIST PanAgora Global Diversified Risk Sub-Account..........      9,957,177      106,600,781        87,119,950         3,162,552
     MIST PIMCO Inflation Protected Bond Sub-Account............     64,268,822      698,511,680        29,473,060        71,814,532
     MIST PIMCO Total Return Sub-Account........................    129,999,716    1,527,891,817        90,458,506       207,465,551
     MIST Pyramis Government Income Sub-Account.................     61,727,511      662,971,826       124,647,847       121,581,438
     MIST Pyramis Managed Risk Sub-Account......................     37,170,729      409,151,110        68,213,077        18,348,064
     MIST Schroders Global Multi-Asset Sub-Account..............     49,863,988      548,494,125        34,990,186        36,019,650
     MIST SSGA Growth and Income ETF Sub-Account................    117,095,315    1,279,955,999       109,068,518       135,429,135
     MIST SSGA Growth ETF Sub-Account...........................     41,228,656      434,178,776        49,298,276        52,674,436
     MIST T. Rowe Price Large Cap Value Sub-Account.............     22,228,945      608,276,213       122,557,842        94,222,108
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     47,808,268      428,010,322        77,854,535        56,978,499
     MIST TCW Core Fixed Income Sub-Account.....................         29,018          294,488           251,580            30,387
     MSF Baillie Gifford International Stock Sub-Account........     22,405,903      210,245,883         9,328,121        29,896,178
     MSF Barclays Aggregate Bond Index Sub-Account..............     29,061,735      316,592,048       133,499,165        67,474,824
     MSF BlackRock Bond Income Sub-Account......................        711,437       76,010,724        14,486,523         8,836,643
     MSF BlackRock Capital Appreciation Sub-Account.............        425,229       12,720,185         3,122,060         2,102,165
     MSF BlackRock Large Cap Value Sub-Account..................        557,905        5,327,354         1,499,522           998,739
     MSF BlackRock Ultra-Short Term Bond Sub-Account............      3,432,973      343,320,994       111,962,097       167,282,118
     MSF Frontier Mid Cap Growth Sub-Account....................      2,323,497       69,312,099        10,470,119        12,292,045
     MSF Jennison Growth Sub-Account............................     34,218,505      417,661,860        68,768,026        60,374,364
     MSF Loomis Sayles Small Cap Core Sub-Account...............         55,640       12,945,703         2,219,309         1,677,355
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         25,101          331,161            58,172            76,752
     MSF Met/Artisan Mid Cap Value Sub-Account..................        969,986      208,108,379        34,664,712        29,511,409
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      4,629,606       64,316,471         8,276,107        11,699,587
     MSF Met/Wellington Core Equity Opportunities Sub-Account...     27,715,689      792,039,442       352,851,798        90,971,353
     MSF MetLife Asset Allocation 20 Sub-Account................      9,583,557      105,042,401        64,937,630        26,876,511
     MSF MetLife Asset Allocation 40 Sub-Account................    352,541,279    4,246,055,991       413,736,292       523,668,476

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF MetLife Asset Allocation 60 Sub-Account................    549,581,592    6,980,035,677      801,265,071       693,802,078
     MSF MetLife Asset Allocation 80 Sub-Account................    440,490,712    6,086,147,894      834,684,145       611,810,683
     MSF MetLife Mid Cap Stock Index Sub-Account................      8,150,214      124,168,072       30,133,397        13,087,586
     MSF MetLife Stock Index Sub-Account........................     13,334,507      450,993,943       92,040,350        75,750,138
     MSF MFS Total Return Sub-Account...........................        244,194       36,060,015        4,874,299         6,564,791
     MSF MFS Value Sub-Account..................................     18,754,823      277,713,381       65,869,833        36,332,133
     MSF MSCI EAFE Index Sub-Account............................      8,920,237      105,829,002       13,269,783         7,666,355
     MSF Neuberger Berman Genesis Sub-Account...................      6,321,445       91,480,088        1,897,267        21,807,139
     MSF Russell 2000 Index Sub-Account.........................      7,275,403      112,103,208       20,787,002        22,877,557
     MSF T. Rowe Price Large Cap Growth Sub-Account.............     10,251,651      213,583,436       44,160,650        50,620,337
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        631,051       11,405,332        3,919,113         2,531,983
     MSF Van Eck Global Natural Resources Sub-Account...........      8,159,529      100,937,138       10,419,896        29,782,968
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................     78,622,647    1,019,409,839    1,118,674,941       101,298,513
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     21,428,850      257,312,695       22,564,201        37,086,534
     Neuberger Berman Genesis Sub-Account.......................            110            4,519              478             1,975
     Oppenheimer VA Core Bond Sub-Account.......................            746            7,461              270             2,017
     Oppenheimer VA Government Money Sub-Account................          3,398            3,398                4               207
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,850,146       86,060,279        5,006,480        12,613,994
     Oppenheimer VA Main Street Sub-Account.....................          3,599           82,745           13,678            13,614
     PIMCO VIT CommodityRealReturn Strategy Sub-Account.........         59,373          473,006          223,492            53,872
     PIMCO VIT Emerging Markets Bond Sub-Account................         51,334          639,536          277,626            72,308
     PIMCO VIT Unconstrained Bond Sub-Account...................         54,857          555,442          364,242           100,416
     Pioneer VCT Mid Cap Value Sub-Account......................      3,319,607       60,596,202        5,435,468         7,405,385
     Pioneer VCT Real Estate Shares Sub-Account.................         15,371          249,677           76,996            28,969
     T. Rowe Price Government Money Sub-Account.................        532,685          532,685          209,662           174,016
     T. Rowe Price Growth Stock Sub-Account.....................        120,050        4,446,309          354,539           944,305
     T. Rowe Price International Stock Sub-Account..............         25,061          358,457           17,896            53,599
     TAP 1919 Variable Socially Responsive Balanced Sub-Account.          5,553          145,357           15,520            84,171
     UIF Global Infrastructure Sub-Account......................         67,290          531,268          196,924            61,856
     VanEck VIP Long/Short Equity Index Sub-Account.............         18,613          455,301          254,079            65,765

This page is intentionally left blank.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,508,832        3,970,857        8,159,989       8,333,829        7,480,782       8,193,931
Units issued and transferred
   from other funding options....          80,179          111,356          772,477         957,597          522,007         545,519
Units redeemed and transferred to
   other funding options.........       (388,533)        (573,381)      (1,639,113)     (1,131,437)      (1,022,066)     (1,258,668)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2016            2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,123,694       3,297,014        3,075,557        3,527,704
Units issued and transferred
   from other funding options....          272,900         395,266           75,722           54,060
Units redeemed and transferred to
   other funding options.........        (456,718)       (568,586)        (409,695)        (506,207)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,939,876       3,123,694        2,741,584        3,075,557
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2016             2015
                                   --------------  ---------------

Units beginning of year..........       2,179,793        2,378,568
Units issued and transferred
   from other funding options....         286,066          137,901
Units redeemed and transferred to
   other funding options.........       (302,222)        (336,676)
                                   --------------  ---------------
Units end of year................       2,163,637        2,179,793
                                   ==============  ===============

                                   BLACKROCK GLOBAL ALLOCATION V.I.   DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           77,369              402         1,563,760        1,732,959
Units issued and transferred
   from other funding options....           60,040           92,990            71,496           95,371
Units redeemed and transferred to
   other funding options.........         (13,474)         (16,023)         (218,351)        (264,570)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          123,935           77,369         1,416,905        1,563,760
                                   ===============  ===============   ===============  ===============


                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,503            2,534            5,491            5,676
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........             (68)             (31)            (160)            (185)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            2,435            2,503            5,331            5,491
                                   ===============  ===============  ===============  ===============


                                      FIDELITY VIP ASSET MANAGER         FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        4,920,853        5,426,360       21,653,047       20,382,633
Units issued and transferred
   from other funding options....          136,470          153,576        2,319,348        3,996,402
Units redeemed and transferred to
   other funding options.........        (563,948)        (659,083)      (2,712,917)      (2,725,988)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,493,375        4,920,853       21,259,478       21,653,047
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          280,187          303,711      340,402,591      268,426,412
Units issued and transferred
   from other funding options....            1,199              911       16,507,550       83,556,244
Units redeemed and transferred to
   other funding options.........         (51,205)         (24,435)     (17,347,681)     (11,580,065)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          230,181          280,187      339,562,460      340,402,591
                                   ===============  ===============  ===============  ===============


                                                                         FIDELITY VIP GOVERNMENT
                                    FIDELITY VIP FUNDSMANAGER 60%             MONEY MARKET
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      299,646,067      319,425,019       5,764,747        5,894,288
Units issued and transferred
   from other funding options....          391,758          457,348      17,447,762      107,299,143
Units redeemed and transferred to
   other funding options.........     (49,048,117)     (20,236,300)    (20,453,584)    (107,428,684)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      250,989,708      299,646,067       2,758,925        5,764,747
                                   ===============  ===============  ==============  ===============



                                          FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,842,558        7,538,876        2,464,560        2,778,454
Units issued and transferred
   from other funding options....          160,970          221,157           19,180           11,728
Units redeemed and transferred to
   other funding options.........        (824,248)        (917,475)        (261,640)        (325,622)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,179,280        6,842,558        2,222,100        2,464,560
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP MID CAP             FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        6,898,177        7,445,624          376,022         411,275
Units issued and transferred
   from other funding options....          397,383          425,914           17,936          16,903
Units redeemed and transferred to
   other funding options.........        (913,445)        (973,361)         (60,807)        (52,156)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,382,115        6,898,177          333,151         376,022
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,415,184        4,717,186        4,536,450        5,080,687
Units issued and transferred
   from other funding options....         263,011          429,783          273,842          225,032
Units redeemed and transferred to
   other funding options.........       (646,352)        (731,785)        (645,310)        (769,269)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,031,843        4,415,184        4,164,982        4,536,450
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       8,783,442        9,145,054        2,282,942        2,354,783
Units issued and transferred
   from other funding options....         669,468          842,504          229,599          310,306
Units redeemed and transferred to
   other funding options.........     (1,574,210)      (1,204,116)        (266,760)        (382,147)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       7,878,700        8,783,442        2,245,781        2,282,942
                                   ==============  ===============  ===============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016              2015
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        11,945,145       12,667,617             1,825            1,911
Units issued and transferred
   from other funding options....         1,038,847        1,072,638                --              277
Units redeemed and transferred to
   other funding options.........       (1,680,437)      (1,795,110)             (311)            (363)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        11,303,555       11,945,145             1,514            1,825
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2016              2015             2016              2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           27,589            34,703       28,966,281        30,622,887
Units issued and transferred
   from other funding options....              391               222        1,842,325         2,239,714
Units redeemed and transferred to
   other funding options.........          (2,630)           (7,336)      (3,784,321)       (3,896,320)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           25,350            27,589       27,024,285        28,966,281
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2016              2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........              654               665        8,534,492         8,820,511
Units issued and transferred
   from other funding options....                6             4,318          703,865           732,708
Units redeemed and transferred to
   other funding options.........            (573)           (4,329)        (945,107)       (1,018,727)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................               87               654        8,293,250         8,534,492
                                   ===============  ================  ===============  ================

                                                                           LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY          VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........           20,900            2,575      11,091,987       11,333,726
Units issued and transferred
   from other funding options....            5,793           18,664       1,508,549        1,598,334
Units redeemed and transferred to
   other funding options.........         (10,870)            (339)     (1,668,238)      (1,840,073)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................           15,823           20,900      10,932,298       11,091,987
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION           VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016            2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,746,928        8,268,721        9,391,848        9,796,222
Units issued and transferred
   from other funding options....          915,561          641,450          876,420          936,597
Units redeemed and transferred to
   other funding options.........      (1,047,423)      (1,163,243)      (1,361,334)      (1,340,971)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,615,066        7,746,928        8,906,934        9,391,848
                                   ===============  ===============  ===============  ===============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          156,000         200,379          333,277          369,225
Units issued and transferred
   from other funding options....            2,195           6,846           63,190           61,713
Units redeemed and transferred to
   other funding options.........         (36,762)        (51,225)         (53,744)         (97,661)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          121,433         156,000          342,723          333,277
                                   ===============  ==============  ===============  ===============

                                         LMPVET CLEARBRIDGE              LMPVET ENTRUST PERMAL                  LMPVET QS
                                      VARIABLE SMALL CAP GROWTH         ALTERNATIVE SELECT VIT        VARIABLE CONSERVATIVE GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015             2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        3,817,761       4,105,606        1,078,857          64,025        1,731,301       1,866,299
Units issued and transferred
   from other funding options....          552,112         409,903          547,861       1,126,041           99,760         197,334
Units redeemed and transferred to
   other funding options.........        (599,641)       (697,748)        (198,029)       (111,209)        (173,182)       (332,332)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        3,770,232       3,817,761        1,428,689       1,078,857        1,657,879       1,731,301
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                              LMPVET QS                        LMPVET QS             LMPVIT WESTERN ASSET VARIABLE
                                           VARIABLE GROWTH             VARIABLE MODERATE GROWTH         GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2016            2015             2016            2015             2016            2015
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,234,141        4,529,329          67,619           98,417       4,003,585       4,320,147
Units issued and transferred
   from other funding options....         150,989          198,570           2,836              697         230,145         404,813
Units redeemed and transferred to
   other funding options.........       (421,873)        (493,758)        (24,517)         (31,495)       (665,773)       (721,375)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       3,963,257        4,234,141          45,938           67,619       3,567,957       4,003,585
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........           1,112            1,191            3,178            3,178
Units issued and transferred
   from other funding options....              --               --               --               --
Units redeemed and transferred to
   other funding options.........            (79)             (79)             (76)               --
                                   --------------  ---------------  ---------------  ---------------
Units end of year................           1,033            1,112            3,102            3,178
                                   ==============  ===============  ===============  ===============


                                                                             MIST AB GLOBAL
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........            3,091            3,115      263,678,991     275,344,937
Units issued and transferred
   from other funding options....               --               --       19,318,402      20,797,979
Units redeemed and transferred to
   other funding options.........            (714)             (24)     (30,036,887)    (32,463,925)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................            2,377            3,091      252,960,506     263,678,991
                                   ===============  ===============  ===============  ==============


                                    MIST ALLIANZ GLOBAL INVESTORS          MIST AMERICAN FUNDS
                                      DYNAMIC MULTI-ASSET PLUS             BALANCED ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      59,800,997       18,219,524      246,263,553      264,143,945
Units issued and transferred
   from other funding options....      33,904,838       46,238,996       15,335,939       12,343,569
Units redeemed and transferred to
   other funding options.........    (14,269,519)      (4,657,523)     (27,228,489)     (30,223,961)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      79,436,316       59,800,997      234,371,003      246,263,553
                                   ==============  ===============  ===============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      137,469,623     142,940,560       77,730,599       71,860,704
Units issued and transferred
   from other funding options....        8,565,324      10,181,343       12,677,891       19,365,787
Units redeemed and transferred to
   other funding options.........     (17,517,477)    (15,652,280)     (12,979,518)     (13,495,892)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      128,517,470     137,469,623       77,428,972       77,730,599
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     126,162,585      137,310,606      241,508,750     265,908,083
Units issued and transferred
   from other funding options....       9,031,479        5,116,512       10,345,425      17,722,524
Units redeemed and transferred to
   other funding options.........    (13,878,679)     (16,264,533)     (30,489,959)    (42,121,857)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     121,315,385      126,162,585      221,364,216     241,508,750
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      445,213,023      463,962,556       9,031,674        9,596,910
Units issued and transferred
   from other funding options....       23,672,589       30,759,555       2,059,900        2,244,487
Units redeemed and transferred to
   other funding options.........     (47,711,278)     (49,509,088)     (2,231,500)      (2,809,723)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      421,174,334      445,213,023       8,860,074        9,031,674
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       15,477,002       17,245,897        35,697,833      38,472,258
Units issued and transferred
   from other funding options....        1,636,352        2,066,679         4,081,680       7,454,895
Units redeemed and transferred to
   other funding options.........      (2,899,353)      (3,835,574)       (8,063,231)    (10,229,320)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       14,214,001       15,477,002        31,716,282      35,697,833
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        6,513,771        7,477,599       25,339,005      26,551,192
Units issued and transferred
   from other funding options....          550,368          909,368        3,176,397       3,949,293
Units redeemed and transferred to
   other funding options.........      (1,348,683)      (1,873,196)      (5,507,833)     (5,161,480)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,715,456        6,513,771       23,007,569      25,339,005
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      749,414,346      758,894,714       39,951,458      43,175,673
Units issued and transferred
   from other funding options....      178,177,883      110,674,691        3,419,052       3,588,670
Units redeemed and transferred to
   other funding options.........    (109,515,300)    (120,155,059)      (6,626,750)     (6,812,885)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      818,076,929      749,414,346       36,743,760      39,951,458
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,308,379        6,927,870      11,537,860       11,824,275      31,401,600       32,404,332
Units issued and transferred
   from other funding options....       1,000,977        1,471,034       1,540,952        2,126,130       5,804,842        5,583,982
Units redeemed and transferred to
   other funding options.........     (1,241,132)      (1,090,525)     (2,409,263)      (2,412,545)     (6,142,083)      (6,586,714)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       7,068,224        7,308,379      10,669,549       11,537,860      31,064,359       31,401,600
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        MIST JPMORGAN GLOBAL                                               MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     828,919,735      747,266,184       1,287,553        1,417,944       9,530,128       10,444,732
Units issued and transferred
   from other funding options....     155,414,383      183,798,458          78,756           82,373         976,077        1,293,487
Units redeemed and transferred to
   other funding options.........   (136,235,268)    (102,144,907)       (225,007)        (212,764)     (2,000,250)      (2,208,091)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     848,098,850      828,919,735       1,141,302        1,287,553       8,505,955        9,530,128
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                           MIST MET/ABERDEEN
                                        EMERGING MARKETS EQUITY      MIST MET/ARTISAN INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016           2015 (a)
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       42,624,617       42,182,331           12,794              --
Units issued and transferred
   from other funding options....        5,229,977        7,953,715           17,546          13,794
Units redeemed and transferred to
   other funding options.........      (8,502,620)      (7,511,429)          (2,855)         (1,000)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       39,351,974       42,624,617           27,485          12,794
                                   ===============  ===============  ===============  ==============


                                         MIST MET/EATON VANCE               MIST MET/FRANKLIN
                                             FLOATING RATE              LOW DURATION TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        5,985,329        6,743,439       16,246,958      17,421,682
Units issued and transferred
   from other funding options....        1,371,315        1,401,318        3,444,662       5,572,005
Units redeemed and transferred to
   other funding options.........      (1,724,034)      (2,159,428)      (5,010,731)     (6,746,729)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,632,610        5,985,329       14,680,889      16,246,958
                                   ===============  ===============  ===============  ==============


                                          MIST MET/TEMPLETON               MIST MET/WELLINGTON
                                          INTERNATIONAL BOND               LARGE CAP RESEARCH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        3,361,116        3,537,497        1,013,512       1,151,671
Units issued and transferred
   from other funding options....          486,091          523,212           43,104          57,769
Units redeemed and transferred to
   other funding options.........        (693,904)        (699,593)        (125,479)       (195,928)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,153,303        3,361,116          931,137       1,013,512
                                   ===============  ===============  ===============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                             MIST METLIFE
                                         ASSET ALLOCATION 100          MIST METLIFE BALANCED PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       37,143,227       39,915,870      552,214,291     569,859,186
Units issued and transferred
   from other funding options....        1,378,487        1,828,840       46,998,673      52,530,370
Units redeemed and transferred to
   other funding options.........      (4,983,406)      (4,601,483)     (62,306,567)    (70,175,265)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       33,538,308       37,143,227      536,906,397     552,214,291
                                   ===============  ===============  ===============  ==============


                                       MIST METLIFE MULTI-INDEX
                                             TARGETED RISK            MIST METLIFE SMALL CAP VALUE
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      435,062,012      281,516,918       10,725,811      12,299,087
Units issued and transferred
   from other funding options....      213,057,814      195,537,842          854,348         696,285
Units redeemed and transferred to
   other funding options.........     (64,211,078)     (41,992,748)      (2,217,697)     (2,269,561)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      583,908,748      435,062,012        9,362,462      10,725,811
                                   ===============  ===============  ===============  ==============


                                               MIST MFS                    MIST MORGAN STANLEY
                                        RESEARCH INTERNATIONAL               MID CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       18,156,340       18,585,662       12,648,258      12,928,550
Units issued and transferred
   from other funding options....        1,542,675        2,420,616        1,794,662       1,292,590
Units redeemed and transferred to
   other funding options.........      (2,742,573)      (2,849,938)      (1,672,384)     (1,572,882)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       16,956,442       18,156,340       12,770,536      12,648,258
                                   ===============  ===============  ===============  ==============

                                          MIST OPPENHEIMER                   MIST PANAGORA                     MIST PIMCO
                                            GLOBAL EQUITY               GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015            2016             2015            2016             2015
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........        2,520,098       2,866,078       21,772,279       9,788,108      46,098,333       50,751,209
Units issued and transferred
   from other funding options....          236,785         127,425       90,776,007      15,578,995       5,877,834        5,226,296
Units redeemed and transferred to
   other funding options.........        (423,676)       (473,405)     (16,761,139)     (3,594,824)     (8,227,044)      (9,879,172)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................        2,333,207       2,520,098       95,787,147      21,772,279      43,749,123       46,098,333
                                   ===============  ==============  ===============  ==============  ==============  ===============


                                                                            MIST PYRAMIS
                                       MIST PIMCO TOTAL RETURN            GOVERNMENT INCOME            MIST PYRAMIS MANAGED RISK
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016            2015            2016             2015
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      91,772,688     103,504,587       60,149,269      62,286,953       31,417,980      14,204,266
Units issued and transferred
   from other funding options....      10,440,405      11,840,703       18,530,743      17,467,934       10,679,496      21,363,188
Units redeemed and transferred to
   other funding options.........    (18,167,160)    (23,572,602)     (18,704,998)    (19,605,618)      (5,933,225)     (4,149,474)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      84,045,933      91,772,688       59,975,014      60,149,269       36,164,251      31,417,980
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                           MIST SCHRODERS                      MIST SSGA
                                         GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2016            2015             2016            2015             2016            2015
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     467,251,015      400,460,215      93,774,991      101,616,119      32,991,663      34,092,389
Units issued and transferred
   from other funding options....      58,310,305      125,494,383       3,654,848        4,020,856       2,024,267       3,610,428
Units redeemed and transferred to
   other funding options.........    (66,560,148)     (58,703,583)    (11,480,095)     (11,861,984)     (4,503,224)     (4,711,154)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     459,001,172      467,251,015      85,949,744       93,774,991      30,512,706      32,991,663
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                  MIST TCW CORE
                                           LARGE CAP VALUE                  MID CAP GROWTH                    FIXED INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015             2016            2015             2016          2015 (b)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       12,150,155      13,521,347       27,786,712      32,310,271            7,421              --
Units issued and transferred
   from other funding options....        1,028,927       1,142,766        2,545,274       3,078,951           25,027           7,607
Units redeemed and transferred to
   other funding options.........      (2,097,012)     (2,513,958)      (5,011,943)     (7,602,510)          (3,018)           (186)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       11,082,070      12,150,155       25,320,043      27,786,712           29,430           7,421
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                          MSF BAILLIE GIFFORD                 MSF BARCLAYS
                                          INTERNATIONAL STOCK             AGGREGATE BOND INDEX
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       24,846,295       27,573,117       18,032,558      16,099,701
Units issued and transferred
   from other funding options....        2,167,017        2,341,820       11,999,341       6,472,916
Units redeemed and transferred to
   other funding options.........      (4,208,496)      (5,068,642)      (8,425,458)     (4,540,059)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,804,816       24,846,295       21,606,441      18,032,558
                                   ===============  ===============  ===============  ==============


                                             MSF BLACKROCK                    MSF BLACKROCK
                                              BOND INCOME                 CAPITAL APPRECIATION
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  ------------------------------
                                         2016            2015             2016            2015
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........        1,196,294        1,105,752         579,182         639,908
Units issued and transferred
   from other funding options....          289,844          302,840          93,393          70,075
Units redeemed and transferred to
   other funding options.........        (216,789)        (212,298)        (87,808)       (130,801)
                                   ---------------  ---------------  --------------  --------------
Units end of year................        1,269,349        1,196,294         584,767         579,182
                                   ===============  ===============  ==============  ==============


                                             MSF BLACKROCK                    MSF BLACKROCK
                                            LARGE CAP VALUE               ULTRA-SHORT TERM BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........          245,613          229,967       39,040,662      39,068,482
Units issued and transferred
   from other funding options....           77,920           67,694       22,705,149      27,939,873
Units redeemed and transferred to
   other funding options.........         (68,703)         (52,048)     (27,830,740)    (27,967,693)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................          254,830          245,613       33,915,071      39,040,662
                                   ===============  ===============  ===============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                                            MSF LOOMIS SAYLES
                                     MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       3,809,398        4,248,372      23,988,437       27,528,387         250,951          261,060
Units issued and transferred
   from other funding options....         314,123          926,646       2,192,365        2,170,102          29,461           23,649
Units redeemed and transferred to
   other funding options.........       (805,895)      (1,365,620)     (4,424,040)      (5,710,052)        (38,665)         (33,758)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       3,317,626        3,809,398      21,756,762       23,988,437         241,747          250,951
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                          MSF LOOMIS SAYLES                 MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                          SMALL CAP GROWTH                   MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........          18,203           16,302      10,052,598       11,205,267       3,198,853        3,070,324
Units issued and transferred
   from other funding options....           1,246            2,801       1,328,066          798,484         449,612          831,227
Units redeemed and transferred to
   other funding options.........         (4,021)            (900)     (2,104,725)      (1,951,153)       (833,482)        (702,698)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................          15,428           18,203       9,275,939       10,052,598       2,814,983        3,198,853
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                          MSF MET/WELLINGTON                   MSF METLIFE
                                       CORE EQUITY OPPORTUNITIES           ASSET ALLOCATION 20
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       26,356,637       30,718,018        4,782,874        2,973,577
Units issued and transferred
   from other funding options....        8,235,123        1,037,897        5,207,792        3,666,154
Units redeemed and transferred to
   other funding options.........      (4,926,115)      (5,399,278)      (2,798,512)      (1,856,857)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       29,665,645       26,356,637        7,192,154        4,782,874
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                       MSF METLIFE
                                          ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      297,958,878      341,017,115      446,107,386      489,838,225
Units issued and transferred
   from other funding options....        6,249,604        6,819,800       12,125,390       15,596,548
Units redeemed and transferred to
   other funding options.........     (37,857,212)     (49,878,037)     (50,681,240)     (59,327,387)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      266,351,270      297,958,878      407,551,536      446,107,386
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 80              MID CAP STOCK INDEX
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      388,323,652      420,572,925        5,111,469        5,178,461
Units issued and transferred
   from other funding options....        7,664,067       11,840,482        1,293,546          988,386
Units redeemed and transferred to
   other funding options.........     (42,177,168)     (44,089,755)      (1,066,476)      (1,055,378)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      353,810,551      388,323,652        5,338,539        5,111,469
                                   ===============  ===============  ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2016            2015            2016            2015            2016            2015
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      25,649,785      28,264,874         710,775         756,067      10,866,190      10,916,908
Units issued and transferred
   from other funding options......       5,242,838       4,504,075          45,755          82,475       2,869,961       2,504,720
Units redeemed and transferred to
   other funding options...........     (5,673,804)     (7,119,164)       (111,137)       (127,767)     (2,720,554)     (2,555,438)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      25,218,819      25,649,785         645,393         710,775      11,015,597      10,866,190
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        8,770,551       8,697,532       6,339,117       7,109,782       5,516,806       5,807,014
Units issued and transferred
   from other funding options......        1,618,760       2,367,341         394,983         596,532       1,136,668       1,423,551
Units redeemed and transferred to
   other funding options...........      (1,204,121)     (2,294,322)     (1,263,301)     (1,367,197)     (1,521,548)     (1,713,759)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        9,185,190       8,770,551       5,470,799       6,339,117       5,131,926       5,516,806
                                     ===============  ==============  ==============  ==============  ==============  ==============

                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       19,853,858       15,015,374         373,434          321,073
Units issued and transferred
   from other funding options....        4,964,805       10,061,304          86,909          125,375
Units redeemed and transferred to
   other funding options.........      (7,815,594)      (5,222,820)        (86,424)         (73,014)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       17,003,069       19,853,858         373,919          373,434
                                   ===============  ===============  ==============  ===============


                                             MSF VAN ECK              MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES        STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        8,336,502        6,586,665           6,545              398
Units issued and transferred
   from other funding options....        1,877,875        3,338,775      37,011,107            6,964
Units redeemed and transferred to
   other funding options.........      (3,289,485)      (1,588,938)     (4,165,558)            (817)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,924,892        8,336,502      32,852,094            6,545
                                   ===============  ===============  ==============  ===============


                                    MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       15,069,560      15,346,536             317              393
Units issued and transferred
   from other funding options....        2,544,781       2,489,463              --               75
Units redeemed and transferred to
   other funding options.........      (3,487,731)     (2,766,439)            (71)            (151)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       14,126,610      15,069,560             246              317
                                   ===============  ==============  ==============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                                                             OPPENHEIMER VA                  OPPENHEIMER VA
                                        OPPENHEIMER VA CORE BOND            GOVERNMENT MONEY              MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2016            2015             2016            2015            2016            2015
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............           1,226           1,362              668             696       4,053,883       4,346,502
Units issued and transferred
   from other funding options......              --              --               --              --         221,945         290,602
Units redeemed and transferred to
   other funding options...........           (305)           (136)             (28)            (28)       (591,746)       (583,221)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................             921           1,226              640             668       3,684,082       4,053,883
                                     ==============  ==============  ===============  ==============  ==============  ==============


                                                                                PIMCO VIT
                                                                           COMMODITYREALRETURN                   PIMCO VIT
                                       OPPENHEIMER VA MAIN STREET               STRATEGY                   EMERGING MARKETS BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2016            2015             2016            2015            2016            2015
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          12,936          13,372           39,333           1,515          44,282           1,592
Units issued and transferred
   from other funding options......              --             575           34,303          42,876          31,172          46,798
Units redeemed and transferred to
   other funding options...........         (1,444)         (1,011)          (8,999)         (5,058)        (12,465)         (4,108)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          11,492          12,936           64,637          39,333          62,989          44,282
                                     ==============  ==============  ===============  ==============  ==============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           29,245             478        1,461,366        1,581,277
Units issued and transferred
   from other funding options....           38,838          30,612          102,546          123,362
Units redeemed and transferred to
   other funding options.........         (11,660)         (1,845)        (221,594)        (243,273)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           56,423          29,245        1,342,318        1,461,366
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016            2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,230            8,772           28,754           29,487
Units issued and transferred
   from other funding options....              922              881           12,932           26,424
Units redeemed and transferred to
   other funding options.........            (884)          (1,423)         (10,600)         (27,157)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            8,268            8,230           31,086           28,754
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           44,692           52,254            27,270           39,998
Units issued and transferred
   from other funding options....            2,085            5,247               898            8,179
Units redeemed and transferred to
   other funding options.........          (6,510)         (12,809)           (3,498)         (20,907)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           40,267           44,692            24,670           27,270
                                   ===============  ===============   ===============  ===============

                                          TAP 1919 VARIABLE
                                    SOCIALLY RESPONSIVE BALANCED         UIF GLOBAL INFRASTRUCTURE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........            5,634            6,406            32,371              664
Units issued and transferred
   from other funding options....              152              657            15,667           33,687
Units redeemed and transferred to
   other funding options.........          (2,220)          (1,429)           (6,364)          (1,980)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................            3,566            5,634            41,674           32,371
                                   ===============  ===============  ================  ===============


                                         VANECK VIP LONG/SHORT
                                             EQUITY INDEX
                                              SUB-ACCOUNT
                                   ---------------------------------
                                         2016             2015
                                   ---------------  ----------------

Units beginning of year..........           26,997             1,662
Units issued and transferred
   from other funding options....           28,392            27,896
Units redeemed and transferred to
   other funding options.........          (8,246)           (2,561)
                                   ---------------  ----------------
Units end of year................           47,143            26,997
                                   ===============  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Alger Small Cap Growth         2016     3,200,478     14.26 - 14.61      46,089,499
     Sub-Account                 2015     3,508,832     13.61 - 13.92      48,208,209
                                 2014     3,970,857     14.28 - 14.58      57,195,868
                                 2013     4,387,118     14.41 - 14.70      63,772,199
                                 2012     4,795,545     10.89 - 11.09      52,626,085

  American Funds Bond            2016     7,293,353      9.80 - 19.73     132,721,070
     Sub-Account                 2015     8,159,989     16.20 - 19.35     146,511,985
                                 2014     8,333,829     16.47 - 19.48     151,245,946
                                 2013     8,361,945     15.94 - 18.68     146,158,351
                                 2012     7,687,811     16.60 - 19.27     139,213,016

  American Funds Global          2016     6,980,723     13.31 - 44.38     277,038,594
     Growth Sub-Account          2015     7,480,782     34.27 - 44.51     300,649,358
                                 2014     8,193,931     32.79 - 42.00     312,209,187
                                 2013     8,333,553     32.79 - 41.42     314,826,203
                                 2012     8,485,913     25.98 - 32.35     251,295,328

  American Funds Global Small    2016     2,939,876     12.70 - 40.30     106,488,578
     Capitalization Sub-Account  2015     3,123,694     12.77 - 39.82     113,155,266
                                 2014     3,297,014     13.05 - 40.07     122,112,070
                                 2013     3,375,743     33.79 - 39.59     124,184,003
                                 2012     3,385,796     26.85 - 31.14      98,386,346

  American Funds Growth          2016     2,741,584   200.05 - 318.18     724,894,313
     Sub-Account                 2015     3,075,557   186.96 - 293.21     754,095,254
                                 2014     3,527,704   179.03 - 276.84     821,201,132
                                 2013     3,937,244   168.83 - 257.41     856,560,204
                                 2012     4,113,319   132.79 - 199.62     696,665,988

  American Funds                 2016     2,163,637    15.56 - 219.23     363,982,389
     Growth-Income Sub-Account   2015     2,179,793   126.48 - 198.34     358,450,579
                                 2014     2,378,568   127.56 - 197.24     390,905,716
                                 2013     2,581,885   117.99 - 179.88     388,319,990
                                 2012     2,745,842    90.43 - 135.94     312,823,451

  BlackRock Global Allocation    2016       123,935     20.06 - 21.99       2,582,039
     V.I. Sub-Account            2015        77,369     19.63 - 21.37       1,566,871
     (Commenced 11/19/2014)      2014           402             21.30           8,557

  Deutsche I CROCI               2016     1,416,905       6.42 - 7.94      11,250,311
     International Sub-Account   2015     1,563,760       7.92 - 7.99      12,496,599
                                 2014     1,732,959       8.50 - 8.57      14,851,303
                                 2013     1,888,612       9.76 - 9.85      18,592,794
                                 2012     2,040,232       8.24 - 8.30      16,933,216

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Small Cap Growth         2016         --        1.25 - 1.40           4.76 - 4.92
     Sub-Account                 2015         --        1.25 - 1.40       (4.66) - (4.52)
                                 2014         --        1.25 - 1.40       (0.96) - (0.81)
                                 2013         --        1.25 - 1.40         32.40 - 32.59
                                 2012         --        1.25 - 1.40         10.93 - 11.09

  American Funds Bond            2016       1.64        0.95 - 1.90         (1.68) - 1.97
     Sub-Account                 2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                 2014       1.94        0.95 - 1.90           3.30 - 4.28
                                 2013       1.84        0.95 - 1.90       (4.00) - (3.08)
                                 2012       2.64        0.95 - 1.90           3.38 - 4.37

  American Funds Global          2016       0.91        0.90 - 2.30         (1.67) - 2.43
     Growth Sub-Account          2015       0.99        0.90 - 2.30           4.51 - 5.98
                                 2014       1.16        0.90 - 2.30         (0.01) - 1.40
                                 2013       1.26        0.90 - 2.30         26.24 - 28.02
                                 2012       0.94        0.90 - 2.30          7.06 - 21.40

  American Funds Global Small    2016       0.25        0.89 - 1.90           0.18 - 2.23
     Capitalization Sub-Account  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                 2014       0.12        0.89 - 1.90           0.20 - 1.67
                                 2013       0.87        0.89 - 1.90         25.87 - 27.14
                                 2012       1.35        0.89 - 1.90          2.91 - 17.13

  American Funds Growth          2016       0.76        0.89 - 2.30           7.00 - 8.52
     Sub-Account                 2015       0.58        0.89 - 2.30           4.43 - 5.91
                                 2014       0.77        0.89 - 2.30           6.04 - 7.55
                                 2013       0.93        0.89 - 2.30         27.15 - 28.95
                                 2012       0.81        0.89 - 2.30          1.85 - 16.84

  American Funds                 2016       1.47        0.89 - 2.30          6.81 - 10.53
     Growth-Income Sub-Account   2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                 2014       1.27        0.89 - 2.30           8.12 - 9.65
                                 2013       1.35        0.89 - 2.30         30.47 - 32.32
                                 2012       1.64        0.89 - 2.30         14.80 - 16.44

  BlackRock Global Allocation    2016       1.55        0.90 - 1.60           2.16 - 2.87
     V.I. Sub-Account            2015       2.16        0.90 - 1.60       (5.15) - (0.44)
     (Commenced 11/19/2014)      2014       2.13               1.10                (0.45)

  Deutsche I CROCI               2016      10.65        0.89 - 1.40       (0.66) - (0.15)
     International Sub-Account   2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)
                                 2013       5.30        1.35 - 1.40         18.56 - 18.62
                                 2012       2.19        1.35 - 1.40         18.96 - 19.02

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO           NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  Federated High Income Bond   2016         2,435            11.32         27,574       6.17               1.40                13.22
     Sub-Account               2015         2,503            10.00         25,030       5.62               1.40               (3.93)
                               2014         2,534            10.41         26,376       5.88               1.40                 1.26
                               2013         2,545            10.28         26,166       6.76               1.40                 5.50
                               2012         2,556             9.74         24,908       8.87               1.40                13.09

  Federated Kaufman            2016         5,331             8.93         47,589         --               1.40                 2.22
     Sub-Account               2015         5,491             8.73         47,958         --               1.40                 4.90
                               2014         5,676             8.33         47,253         --               1.40                 8.19
                               2013         5,836             7.70         44,907         --               1.40                38.18
                               2012         6,002             5.57         33,424         --               1.40                15.65

  Fidelity VIP Asset Manager   2016     4,493,375    15.61 - 16.70     70,694,332       1.45        0.89 - 1.40          1.64 - 2.16
     Sub-Account               2015     4,920,853    15.35 - 16.34     76,132,122       1.53        0.89 - 1.40      (1.25) - (0.75)
                               2014     5,426,360    15.54 - 16.47     84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
                               2013     5,885,530    14.88 - 15.70     88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                               2012     6,517,939    13.04 - 13.69     85,640,352       1.49        0.89 - 1.40        10.91 - 11.48

  Fidelity VIP Contrafund      2016    21,259,478     6.55 - 75.90    573,685,439       0.74        0.89 - 2.25          5.15 - 7.05
     Sub-Account               2015    21,653,047     6.17 - 71.00    581,923,231       0.94        0.89 - 2.25      (1.68) - (0.22)
                               2014    20,382,633     6.24 - 71.28    631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
                               2013    17,717,451     5.67 - 64.36    611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                               2012    15,604,750    12.42 - 49.54    471,113,726       1.36        0.89 - 2.25        13.71 - 15.38

  Fidelity VIP Equity-Income   2016       230,181            20.60      4,741,279       2.16               1.40                16.38
     Sub-Account               2015       280,187            17.70      4,959,137       3.11               1.40               (5.30)
                               2014       303,711            18.69      5,676,328       2.75               1.40                 7.21
                               2013       341,560            17.43      5,954,600       2.41               1.40                26.37
                               2012       400,352            13.80      5,523,241       2.96               1.40                15.67

  Fidelity VIP FundsManager    2016   339,562,460    13.13 - 13.34  4,491,693,357       1.24        1.90 - 2.05          2.11 - 2.26
     50% Sub-Account           2015   340,402,591    12.86 - 13.05  4,406,702,675       1.25        1.90 - 2.05      (1.89) - (1.75)
     (Commenced 7/23/2012)     2014   268,426,412    13.11 - 13.28  3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
                               2013   158,954,030    12.73 - 12.88  2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
                               2012    39,080,828    11.31 - 11.42    443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager    2016   250,989,708    12.56 - 12.74  3,173,600,531       1.14        1.90 - 2.05          2.66 - 2.82
     60% Sub-Account           2015   299,646,067    12.24 - 12.39  3,688,709,449       1.05        1.90 - 2.05      (1.63) - (1.48)
                               2014   319,425,019    12.44 - 12.58  3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
                               2013   333,151,686    12.05 - 12.16  4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                               2012   345,636,001    10.37 - 10.45  3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49

  Fidelity VIP Government      2016     2,758,925     6.77 - 10.16     18,955,221       0.18        0.89 - 2.05      (1.85) - (0.68)
     Money Market Sub-Account  2015     5,764,747     6.85 - 10.34     49,654,013       0.02        0.89 - 2.05      (2.02) - (0.86)
                               2014     5,894,288     6.95 - 10.53     50,947,648       0.01        0.89 - 2.05      (2.02) - (0.88)
                               2013     8,307,410     7.04 - 10.73     76,155,346       0.02        0.89 - 2.05      (2.01) - (0.86)
                               2012     8,041,430     7.14 - 10.94     73,659,399       0.12        0.89 - 2.05      (1.93) - (0.76)

  Fidelity VIP Growth          2016     6,179,280    23.17 - 24.67    144,530,563       0.04        0.89 - 1.40      (0.60) - (0.09)
     Sub-Account               2015     6,842,558    23.31 - 24.69    160,925,919       0.25        0.89 - 1.40          5.68 - 6.23
                               2014     7,538,876    22.06 - 23.24    167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
                               2013     8,194,380    20.10 - 21.07    165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                               2012     9,085,626    14.95 - 15.59    136,799,312       0.59        0.89 - 1.40        13.09 - 13.67

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Fidelity VIP Index 500      2016     2,222,100     27.86 - 29.74      61,915,726
     Sub-Account              2015     2,464,560     25.24 - 26.83      62,224,177
                              2014     2,778,454     25.25 - 26.71      70,165,982
                              2013     3,091,556     22.53 - 23.73      69,677,247
                              2012     3,530,426     17.27 - 18.10      60,984,620

  Fidelity VIP Mid Cap        2016     6,382,115     58.33 - 69.23     409,695,192
     Sub-Account              2015     6,898,177     53.12 - 62.44     401,284,587
                              2014     7,445,624     55.03 - 64.08     446,277,693
                              2013     7,792,671     52.90 - 61.01     446,581,942
                              2012     7,598,912     39.68 - 45.33     324,832,892

  Fidelity VIP Overseas       2016       333,151     10.84 - 12.36       3,832,068
     Sub-Account              2015       376,022     11.55 - 13.19       4,615,792
                              2014       411,275     11.28 - 12.89       4,942,746
                              2013       447,143     12.41 - 14.19       5,925,521
                              2012       509,517      9.62 - 11.02       5,241,037

  FTVIPT Franklin Income VIP  2016     4,031,843     50.36 - 72.41     260,175,136
     Sub-Account              2015     4,415,184     45.17 - 64.11     253,302,116
                              2014     4,717,186     49.71 - 69.63     294,909,928
                              2013     4,919,666     48.59 - 67.20     297,821,470
                              2012     4,708,870     43.62 - 59.54     253,164,341

  FTVIPT Franklin Mutual      2016     4,164,982     29.15 - 35.30     134,905,092
     Shares VIP Sub-Account   2015     4,536,450     25.60 - 30.71     128,211,487
                              2014     5,080,687     27.45 - 32.61     153,109,223
                              2013     5,477,366     26.11 - 30.73     156,078,571
                              2012     5,768,385     20.75 - 24.19     129,780,562

  FTVIPT Franklin Small Cap   2016     7,878,700      1.69 - 39.24     128,270,987
     Value VIP Sub-Account    2015     8,783,442      1.31 - 13.07     110,998,636
                              2014     9,145,054      1.42 - 14.25     126,502,556
                              2013     9,184,423     13.56 - 14.30     128,048,983
                              2012     8,321,925     10.13 - 10.60      86,296,073

  FTVIPT Templeton Foreign    2016     2,245,781     13.71 - 32.34      68,504,762
     VIP Sub-Account          2015     2,282,942     13.03 - 30.69      66,002,305
                              2014     2,354,783     14.19 - 33.39      73,607,780
                              2013     2,457,017     16.25 - 38.21      87,721,293
                              2012     2,730,167     13.46 - 31.61      80,788,377

  FTVIPT Templeton Global     2016    11,303,555     17.42 - 20.30     213,840,331
     Bond VIP Sub-Account     2015    11,945,145     17.38 - 19.91     222,633,715
                              2014    12,667,617     18.48 - 21.01     250,150,012
                              2013    12,950,902     18.47 - 20.82     254,683,414
                              2012    11,067,808     18.50 - 20.69     217,063,429

  Invesco V.I. American       2016         1,514              8.25          12,495
     Franchise Sub-Account    2015         1,825              8.19          14,936
                              2014         1,911              7.90          15,107
                              2013        22,147              7.39         163,713
                              2012        28,015              5.35         149,862

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity VIP Index 500      2016       1.44        0.89 - 1.35         10.36 - 10.87
     Sub-Account              2015       1.93        0.89 - 1.35         (0.02) - 0.44
                              2014       1.59        0.89 - 1.35         12.05 - 12.56
                              2013       1.84        0.89 - 1.35         30.47 - 31.07
                              2012       2.03        0.89 - 1.35         14.35 - 14.88

  Fidelity VIP Mid Cap        2016       0.31        0.95 - 1.90          6.93 - 10.87
     Sub-Account              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03
                              2013       0.28        0.95 - 1.90         33.31 - 34.59
                              2012       0.43        0.95 - 1.90         12.40 - 13.47

  Fidelity VIP Overseas       2016       1.38        1.15 - 1.40       (6.38) - (6.15)
     Sub-Account              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)
                              2013       1.34        1.15 - 1.40         28.62 - 28.95
                              2012       1.97        1.15 - 1.40         19.05 - 19.35

  FTVIPT Franklin Income VIP  2016       4.98        0.95 - 2.25          8.00 - 12.95
     Sub-Account              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63
                              2013       6.33        0.95 - 2.25         11.41 - 12.86
                              2012       6.44        0.95 - 2.25         10.13 - 11.58

  FTVIPT Franklin Mutual      2016       1.98        0.95 - 1.90         10.51 - 14.96
     Shares VIP Sub-Account   2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11
                              2013       2.10        0.95 - 1.90         25.85 - 27.05
                              2012       2.06        0.95 - 1.90         12.08 - 13.16

  FTVIPT Franklin Small Cap   2016       0.82        0.95 - 1.80         19.18 - 28.96
     Value VIP Sub-Account    2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                              2013       1.31        0.95 - 1.75         33.88 - 34.95
                              2012       0.78        0.95 - 1.75         16.32 - 17.26

  FTVIPT Templeton Foreign    2016       1.95        1.55 - 2.30           4.74 - 5.53
     VIP Sub-Account          2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                              2013       2.38        1.55 - 2.30         20.18 - 21.08
                              2012       3.02        1.55 - 2.30         15.53 - 16.41

  FTVIPT Templeton Global     2016         --        0.95 - 1.80           1.15 - 2.04
     Bond VIP Sub-Account     2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87
                              2013       4.75        0.95 - 1.75         (0.13) - 0.67
                              2012       6.42        0.95 - 1.75         13.06 - 13.97

  Invesco V.I. American       2016         --               1.40                  0.85
     Franchise Sub-Account    2015         --               1.40                  3.55
                              2014         --               1.40                  6.93
                              2013       0.42               1.40                 38.19
                              2012         --               1.40                 12.14

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Invesco V.I. Core Equity     2016        25,350             6.75         171,207
     Sub-Account               2015        27,589             6.21         171,366
                               2014        34,703             6.68         231,978
                               2013        39,835             6.27         249,696
                               2012        49,005             4.92         241,009

  Invesco V.I. Equity and      2016    27,024,285     7.16 - 25.65     654,269,917
     Income Sub-Account        2015    28,966,281     6.30 - 22.55     619,311,840
                               2014    30,622,887     6.54 - 23.37     681,211,301
                               2013    31,328,255     6.09 - 21.69     649,322,698
                               2012    29,563,858     4.93 - 17.54     496,945,594

  Invesco V.I. Growth and      2016            87            11.74           1,017
     Income Sub-Account        2015           654             9.95           6,509
                               2014           665            10.41           6,927
                               2013    13,799,854     9.57 - 36.41     365,970,613
                               2012    13,407,203     7.24 - 27.48     268,230,013

  Invesco V.I. International   2016     8,293,250     8.57 - 32.43     243,849,630
     Growth Sub-Account        2015     8,534,492     8.74 - 32.97     256,390,780
                               2014     8,820,511     9.07 - 34.18     275,880,972
                               2013     8,901,354     9.17 - 34.47     281,999,206
                               2012     8,127,475     7.81 - 29.32     219,783,700

  Ivy VIP Asset Strategy       2016        15,823    13.72 - 15.29         233,181
     Sub-Account               2015        20,900    14.31 - 15.87         317,700
     (Commenced 11/19/2014)    2014         2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable  2016    10,932,298    16.82 - 30.24     293,536,621
     Aggressive Growth         2015    11,091,987    16.99 - 30.16     300,878,534
     Sub-Account               2014    11,333,726    17.67 - 30.99     316,448,933
                               2013    11,979,001    15.00 - 25.98     280,745,200
                               2012    11,687,754    10.38 - 17.75     186,988,862

  LMPVET ClearBridge Variable  2016     7,615,066    10.51 - 62.23     405,981,554
     Appreciation Sub-Account  2015     7,746,928    41.76 - 57.24     400,323,007
                               2014     8,268,721    42.06 - 56.87     426,519,441
                               2013     8,604,407    38.78 - 51.73     405,286,221
                               2012     7,908,912    30.52 - 40.17     290,191,379

  LMPVET ClearBridge Variable  2016     8,906,934    14.51 - 24.31     200,725,348
     Dividend Strategy         2015     9,391,848    12.92 - 21.38     186,422,315
     Sub-Account               2014     9,796,222    13.81 - 22.59     205,573,482
                               2013    10,244,154    12.44 - 20.09     191,169,653
                               2012     9,055,914    10.11 - 16.14     134,931,130

  LMPVET ClearBridge Variable  2016       121,433    23.83 - 27.67       3,173,371
     Large Cap Growth          2015       156,000    22.70 - 26.15       3,887,858
     Sub-Account               2014       200,379    21.16 - 24.18       4,631,601
                               2013       242,954    18.99 - 21.53       5,012,390
                               2012       283,429    14.10 - 15.86       4,312,254

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Invesco V.I. Core Equity     2016       0.76               1.40                 8.73
     Sub-Account               2015       1.05               1.40               (7.08)
                               2014       0.87               1.40                 6.64
                               2013       1.36               1.40                27.45
                               2012       0.91               1.40                12.29

  Invesco V.I. Equity and      2016       1.64        0.95 - 1.90        10.31 - 13.75
     Income Sub-Account        2015       2.30        0.95 - 1.90      (4.42) - (3.51)
                               2014       1.58        0.95 - 1.90          6.72 - 7.74
                               2013       1.54        0.95 - 1.90        22.54 - 23.71
                               2012       1.85        0.95 - 1.90        10.26 - 11.32

  Invesco V.I. Growth and      2016       0.58               1.40                18.03
     Income Sub-Account        2015       2.94               1.40               (4.41)
                               2014         --               1.40                 8.75
                               2013       1.31        0.95 - 1.90        31.25 - 32.50
                               2012       1.36        0.95 - 1.90        12.18 - 13.26

  Invesco V.I. International   2016       1.17        0.95 - 1.80      (4.75) - (1.64)
     Growth Sub-Account        2015       1.28        0.95 - 1.75      (4.31) - (3.54)
                               2014       1.38        0.95 - 1.75      (1.65) - (0.86)
                               2013       1.10        0.95 - 1.75        16.66 - 17.60
                               2012       1.38        0.95 - 1.75        13.25 - 14.16

  Ivy VIP Asset Strategy       2016       0.56        1.10 - 1.60      (4.11) - (3.63)
     Sub-Account               2015       0.36        1.10 - 1.60      (9.80) - (9.35)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35      (2.27) - (2.24)

  LMPVET ClearBridge Variable  2016       0.65        0.95 - 2.30        (1.10) - 4.06
     Aggressive Growth         2015       0.35        0.95 - 2.30      (3.97) - (2.66)
     Sub-Account               2014       0.17        0.95 - 2.30        17.66 - 19.26
                               2013       0.28        0.95 - 2.30        44.42 - 46.38
                               2012       0.43        0.95 - 2.30        16.01 - 17.60

  LMPVET ClearBridge Variable  2016       1.32        0.95 - 2.30          4.49 - 8.73
     Appreciation Sub-Account  2015       1.17        0.95 - 2.30        (0.71) - 0.64
                               2014       1.17        0.95 - 2.30          8.47 - 9.94
                               2013       1.29        0.95 - 2.30        27.05 - 28.77
                               2012       1.75        0.95 - 2.30        13.30 - 14.85

  LMPVET ClearBridge Variable  2016       1.44        0.95 - 2.30         6.86 - 13.69
     Dividend Strategy         2015       1.65        0.95 - 2.30      (6.48) - (5.34)
     Sub-Account               2014       2.05        0.95 - 2.30        11.03 - 12.41
                               2013       1.65        0.95 - 2.30        23.08 - 24.49
                               2012       3.04        0.95 - 2.30        11.60 - 12.99

  LMPVET ClearBridge Variable  2016       0.48        1.50 - 2.30          4.95 - 5.79
     Large Cap Growth          2015       0.43        1.50 - 2.30          7.30 - 8.16
     Sub-Account               2014       0.48        1.50 - 2.30        11.40 - 12.29
                               2013       0.51        1.50 - 2.30        34.72 - 35.80
                               2012       0.66        1.50 - 2.30        17.60 - 18.55

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2016       342,723    22.62 - 26.31       8,591,571
     Large Cap Value Sub-Account  2015       333,277    20.49 - 23.64       7,518,321
                                  2014       369,225    21.58 - 24.70       8,744,177
                                  2013       319,601    19.77 - 22.45       6,892,954
                                  2012       286,427    15.28 - 17.21       4,743,489

  LMPVET ClearBridge Variable     2016     3,770,232    13.20 - 32.37     102,811,126
     Small Cap Growth             2015     3,817,761    21.51 - 30.88     101,595,917
     Sub-Account                  2014     4,105,606    23.02 - 32.61     115,942,801
                                  2013     4,102,827    22.63 - 31.63     112,499,020
                                  2012     3,457,289    15.75 - 21.71      64,881,494

  LMPVET EnTrust Permal           2016     1,428,689      9.02 - 9.16      12,975,771
     Alternative Select VIT       2015     1,078,857      9.42 - 9.49      10,193,761
     Sub-Account                  2014        64,025    10.01 - 10.02         641,034
     (Commenced 11/19/2014)

  LMPVET QS Variable              2016     1,657,879    21.04 - 25.43      38,835,887
     Conservative Growth          2015     1,731,301    19.96 - 23.89      38,239,774
     Sub-Account                  2014     1,866,299    20.59 - 24.41      42,335,472
                                  2013     2,011,433    20.00 - 23.49      44,101,401
                                  2012     1,699,443    17.68 - 20.56      32,620,028

  LMPVET QS Variable Growth       2016     3,963,257    19.02 - 22.99      83,823,213
     Sub-Account                  2015     4,234,141    17.87 - 21.39      83,641,315
                                  2014     4,529,329    18.63 - 22.09      92,760,220
                                  2013     4,790,185    18.14 - 21.30      95,074,284
                                  2012     5,015,187    14.61 - 17.00      79,817,339

  LMPVET QS Variable Moderate     2016        45,938    19.03 - 20.61         921,078
     Growth Sub-Account           2015        67,619    17.96 - 19.37       1,277,408
                                  2014        98,417    18.64 - 20.02       1,923,838
                                  2013       121,395    18.11 - 19.37       2,304,999
                                  2012       162,342    15.15 - 16.14       2,573,509

  LMPVIT Western Asset            2016     3,567,957    16.56 - 26.90      87,930,944
     Variable Global High Yield   2015     4,003,585    18.50 - 23.49      86,641,483
     Bond Sub-Account             2014     4,320,147    20.11 - 25.19     100,641,688
                                  2013     4,386,878    20.82 - 25.72     104,740,451
                                  2012     4,039,328    20.05 - 24.44      91,771,912

  MFS VIT Investors Trust         2016         1,033             8.55           8,827
     Sub-Account                  2015         1,112             7.98           8,875
                                  2014         1,191             8.08           9,619
                                  2013         3,517             7.38          25,951
                                  2012         3,616             5.67          20,488

  MFS VIT New Discovery           2016         3,102            13.29          41,234
     Sub-Account                  2015         3,178            12.36          39,288
                                  2014         3,178            12.78          40,607
                                  2013         3,294            13.97          46,020
                                  2012         4,161            10.01          41,661

                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2016       1.62        1.50 - 2.30        10.43 - 11.32
     Large Cap Value Sub-Account  2015       1.41        1.50 - 2.30      (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30         9.17 - 10.05
                                  2013       1.77        1.50 - 2.30        29.36 - 30.40
                                  2012       2.37        1.50 - 2.30        13.84 - 14.76

  LMPVET ClearBridge Variable     2016         --        0.95 - 2.30          3.40 - 9.41
     Small Cap Growth             2015         --        0.95 - 2.30      (6.55) - (5.28)
     Sub-Account                  2014         --        0.95 - 2.30          1.71 - 3.09
                                  2013       0.05        0.95 - 2.30        43.71 - 45.66
                                  2012       0.42        0.95 - 2.30        16.70 - 18.29

  LMPVET EnTrust Permal           2016       0.04        0.95 - 1.60      (4.17) - (3.54)
     Alternative Select VIT       2015       1.46        0.95 - 1.60      (5.89) - (4.25)
     Sub-Account                  2014       0.57        1.10 - 1.60      (0.55) - (0.49)
     (Commenced 11/19/2014)

  LMPVET QS Variable              2016       2.42        0.95 - 1.90          5.41 - 6.42
     Conservative Growth          2015       1.95        0.95 - 1.90      (3.05) - (2.12)
     Sub-Account                  2014       2.46        0.95 - 1.90          2.93 - 3.92
                                  2013       2.21        0.95 - 1.90        13.16 - 14.24
                                  2012       2.95        0.95 - 1.90        10.96 - 12.02

  LMPVET QS Variable Growth       2016       1.45        0.95 - 1.90          6.46 - 7.47
     Sub-Account                  2015       1.33        0.95 - 1.90      (4.07) - (3.16)
                                  2014       1.77        0.95 - 1.90          2.72 - 3.70
                                  2013       1.66        0.95 - 1.90        24.12 - 25.30
                                  2012       1.84        0.95 - 1.90        13.70 - 14.79

  LMPVET QS Variable Moderate     2016       1.85        1.50 - 1.90          5.96 - 6.39
     Growth Sub-Account           2015       1.47        1.50 - 1.90      (3.64) - (3.25)
                                  2014       1.74        1.50 - 1.90          2.93 - 3.34
                                  2013       1.41        1.50 - 1.90        19.53 - 20.01
                                  2012       2.16        1.50 - 1.90        12.43 - 12.88

  LMPVIT Western Asset            2016       6.08        0.95 - 2.30         8.61 - 14.51
     Variable Global High Yield   2015       5.96        0.95 - 2.30      (7.98) - (6.73)
     Bond Sub-Account             2014       7.11        0.95 - 2.30      (3.40) - (2.09)
                                  2013       6.19        0.95 - 2.30          3.85 - 5.27
                                  2012       7.84        0.95 - 2.30        15.62 - 17.20

  MFS VIT Investors Trust         2016       0.86               1.40                 7.08
     Sub-Account                  2015       0.92               1.40               (1.18)
                                  2014       0.61               1.40                 9.46
                                  2013       1.10               1.40                30.22
                                  2012       0.67               1.40                17.52

  MFS VIT New Discovery           2016         --               1.40                 7.54
     Sub-Account                  2015         --               1.40               (3.25)
                                  2014         --               1.40               (8.55)
                                  2013         --               1.40                39.55
                                  2012         --               1.40                19.53

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MFS VIT Research Sub-Account  2016         2,377             9.09          21,608
                                2015         3,091             8.48          26,211
                                2014         3,115             8.53          26,571
                                2013         8,132             7.85          63,835
                                2012         8,335             6.02          50,155

  MIST AB Global Dynamic        2016   252,960,506    11.77 - 12.78   3,143,878,353
     Allocation Sub-Account     2015   263,678,991    11.63 - 12.45   3,205,371,897
                                2014   275,344,937    11.84 - 12.49   3,373,491,338
                                2013   286,256,086    11.32 - 11.74   3,313,674,192
                                2012   267,334,005    10.40 - 10.66   2,823,843,417

  MIST Allianz Global           2016    79,436,316     1.00 - 10.44      82,224,138
     Investors Dynamic          2015    59,800,997     1.00 - 10.35      60,867,062
     Multi-Asset Plus           2014    18,219,524     1.04 - 10.55      18,986,456
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2016   234,371,003    12.52 - 14.20   3,152,567,972
     Balanced Allocation        2015   246,263,553    11.89 - 13.29   3,117,922,583
     Sub-Account                2014   264,143,945    12.26 - 13.41   3,417,834,574
                                2013   276,830,535    11.83 - 12.78   3,430,387,038
                                2012   292,605,761    10.22 - 10.89   3,106,060,329

  MIST American Funds Growth    2016   128,517,470    12.68 - 14.39   1,744,990,829
     Allocation Sub-Account     2015   137,469,623    11.92 - 13.12   1,740,439,216
                                2014   142,940,560    12.29 - 13.37   1,852,260,667
                                2013   147,794,512    11.83 - 12.67   1,828,322,375
                                2012   149,020,463     9.68 - 10.24   1,496,665,592

  MIST American Funds Growth    2016    77,428,972     1.55 - 16.08     654,182,440
     Sub-Account                2015    77,730,599     1.44 - 14.88     640,713,098
                                2014    71,860,704     1.37 - 13.78     648,671,484
                                2013    59,593,818     1.29 - 12.90     632,386,636
                                2012    54,812,434     9.59 - 10.07     545,665,799

  MIST American Funds           2016   121,315,385    12.19 - 13.83   1,590,453,756
     Moderate Allocation        2015   126,162,585    11.66 - 13.04   1,567,578,863
     Sub-Account                2014   137,310,606    12.03 - 13.16   1,744,157,123
                                2013   147,773,215    11.61 - 12.53   1,796,366,977
                                2012   159,499,085    10.47 - 11.15   1,734,325,945

  MIST AQR Global Risk          2016   221,364,216     9.79 - 11.01   2,395,534,199
     Balanced Sub-Account       2015   241,508,750     9.10 - 10.21   2,431,541,679
                                2014   265,908,083    10.20 - 11.40   3,001,302,195
                                2013   295,108,196     9.93 - 11.09   3,248,475,977
                                2012   324,843,850    10.42 - 11.61   3,753,309,463

  MIST BlackRock Global         2016   421,174,334    11.24 - 12.21   4,999,248,698
     Tactical Strategies        2015   445,213,023    11.02 - 11.80   5,128,182,508
     Sub-Account                2014   463,962,556    11.30 - 11.92   5,423,637,032
                                2013   487,574,727    10.92 - 11.35   5,457,878,761
                                2012   471,913,542    10.13 - 10.38   4,856,824,935

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MFS VIT Research Sub-Account  2016      0.78                 1.40                 7.22
                                2015      0.73                 1.40               (0.60)
                                2014      0.79                 1.40                 8.67
                                2013      0.33                 1.40                30.45
                                2012      0.79                 1.40                15.63

  MIST AB Global Dynamic        2016      1.58          0.90 - 2.35        (0.62) - 2.67
     Allocation Sub-Account     2015      3.28          0.90 - 2.35      (1.76) - (0.32)
                                2014      1.94          0.90 - 2.35          0.77 - 6.39
                                2013      1.28          0.90 - 2.35         8.56 - 10.15
                                2012      0.10          0.90 - 2.35          3.45 - 8.82

  MIST Allianz Global           2016      0.05          0.90 - 2.15        (0.69) - 1.08
     Investors Dynamic          2015      1.61          1.10 - 2.15      (3.09) - (2.07)
     Multi-Asset Plus           2014      0.92          1.15 - 2.00          0.71 - 4.55
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2016      1.62          0.90 - 2.35          2.90 - 6.84
     Balanced Allocation        2015      1.40          0.90 - 2.35      (4.60) - (0.37)
     Sub-Account                2014      1.27          1.00 - 2.35        (0.35) - 4.99
                                2013      1.37          1.00 - 2.35        15.78 - 17.35
                                2012      1.69          1.00 - 2.35        10.88 - 12.39

  MIST American Funds Growth    2016      1.30          0.90 - 2.35          6.43 - 7.98
     Allocation Sub-Account     2015      1.31          1.10 - 2.35      (5.94) - (0.25)
                                2014      1.03          1.10 - 2.35        (0.52) - 5.17
                                2013      1.00          1.15 - 2.35        22.20 - 23.68
                                2012      1.21          1.15 - 2.35        13.45 - 14.82

  MIST American Funds Growth    2016      0.29          0.95 - 2.35          6.57 - 8.32
     Sub-Account                2015      0.87          0.95 - 2.35          1.76 - 5.48
                                2014      0.55          0.95 - 2.35          0.56 - 7.16
                                2013      0.44          0.95 - 2.35        11.27 - 28.11
                                2012      0.33          1.30 - 2.35        14.67 - 15.89

  MIST American Funds           2016      1.91          0.90 - 2.35          2.00 - 6.05
     Moderate Allocation        2015      1.49          0.90 - 2.35      (3.52) - (0.45)
     Sub-Account                2014      1.46          1.00 - 2.35        (0.26) - 5.04
                                2013      1.65          1.00 - 2.35        10.88 - 12.39
                                2012      2.04          1.00 - 2.35          8.25 - 9.73

  MIST AQR Global Risk          2016        --          0.90 - 2.35          2.44 - 7.98
     Balanced Sub-Account       2015      5.51          0.90 - 2.35    (11.67) - (10.38)
                                2014        --          0.90 - 2.35        (3.48) - 3.07
                                2013      2.09          0.90 - 2.35      (5.64) - (4.26)
                                2012      0.44          0.90 - 2.35          3.72 - 9.29

  MIST BlackRock Global         2016      1.45          0.90 - 2.35          0.63 - 3.50
     Tactical Strategies        2015      1.55          0.90 - 2.35        (2.43) - 0.11
     Sub-Account                2014      1.12          0.90 - 2.35        (0.16) - 4.97
                                2013      1.36          0.90 - 2.35          7.75 - 9.32
                                2012        --          0.90 - 2.35          3.27 - 7.89

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST BlackRock High Yield     2016     8,860,074    16.19 - 31.14    231,879,405
     Sub-Account                2015     9,031,674    14.40 - 27.56    210,920,401
                                2014     9,596,910    15.21 - 28.99    238,215,887
                                2013    10,783,682    14.92 - 28.32    265,149,806
                                2012    11,949,833    13.83 - 26.13    276,977,302

  MIST Clarion Global Real      2016    14,214,001    16.13 - 70.52    263,186,597
     Estate Sub-Account         2015    15,477,002    16.37 - 70.58    288,549,595
                                2014    17,245,897    17.00 - 72.26    330,178,643
                                2013    11,099,591    15.36 - 17.68    182,673,922
                                2012    10,967,900    15.19 - 17.23    177,317,957

  MIST ClearBridge Aggressive   2016    31,716,282   12.20 - 205.91    461,921,010
     Growth Sub-Account         2015    35,697,833   12.04 - 203.07    513,586,109
                                2014    38,472,258   12.71 - 214.41    586,572,505
                                2013    36,299,683    10.84 - 13.77    451,710,565
                                2012    33,802,849      7.55 - 9.54    292,871,764

  MIST Goldman Sachs Mid Cap    2016     5,715,456    21.64 - 26.00    136,116,482
     Value Sub-Account          2015     6,513,771    19.57 - 23.18    139,196,313
                                2014     7,477,599    22.05 - 25.19    178,512,669
                                2013     7,939,384    19.93 - 22.07    170,038,386
                                2012     8,486,283    15.38 - 16.85    139,211,779

  MIST Harris Oakmark           2016    23,007,569    21.43 - 27.85    576,095,441
     International Sub-Account  2015    25,339,005    20.23 - 25.80    595,542,818
                                2014    26,551,192    21.63 - 27.28    663,509,252
                                2013    25,769,452    23.43 - 29.23    693,983,244
                                2012    25,722,293    18.33 - 22.61    538,939,254

  MIST Invesco Balanced-Risk    2016   818,076,929     1.09 - 11.62    940,598,161
     Allocation Sub-Account     2015   749,414,346     1.00 - 10.52    777,069,714
     (Commenced 4/30/2012)      2014   758,894,714     1.07 - 11.10    832,374,445
                                2013   800,860,953      1.04 - 1.06    843,160,697
                                2012   631,214,101      1.04 - 1.05    661,422,417

  MIST Invesco Comstock         2016    36,743,760    16.14 - 26.27    742,413,375
     Sub-Account                2015    39,951,458    14.08 - 22.61    699,284,637
                                2014    43,175,673    15.33 - 24.28    813,000,076
                                2013    26,889,264    14.36 - 22.42    443,561,923
                                2012    26,662,653    10.86 - 16.72    329,458,802

  MIST Invesco Mid Cap Value    2016     7,068,224     1.84 - 43.07    268,931,465
     Sub-Account                2015     7,308,379     1.61 - 37.62    244,281,850
                                2014     6,927,870    17.85 - 41.71    258,407,609
                                2013     4,619,902    30.27 - 38.39    158,040,375
                                2012     5,175,603    23.78 - 29.73    138,149,492

  MIST Invesco Small Cap        2016    10,669,549    24.88 - 31.68    296,393,238
     Growth Sub-Account         2015    11,537,860    22.84 - 28.61    291,887,925
                                2014    11,824,275    23.77 - 29.28    308,642,273
                                2013    13,003,134    22.53 - 27.31    319,189,345
                                2012    13,528,657    16.44 - 19.61    240,468,780

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MIST BlackRock High Yield     2016       6.73         0.90 - 2.35        7.19 - 12.96
     Sub-Account                2015       8.07         0.90 - 2.35     (6.28) - (4.91)
                                2014       6.09         0.90 - 2.35       (1.88) - 2.37
                                2013       7.02         0.90 - 2.35         6.79 - 8.35
                                2012       7.05         0.90 - 2.35        7.68 - 15.15

  MIST Clarion Global Real      2016       2.07         0.90 - 2.35     (4.89) - (0.03)
     Estate Sub-Account         2015       3.81         0.90 - 2.35       (3.69) - 3.43
                                2014       1.03         0.90 - 2.35        1.03 - 12.25
                                2013       6.85         0.90 - 2.35         1.14 - 2.62
                                2012       2.03         0.90 - 2.35        9.18 - 24.35

  MIST ClearBridge Aggressive   2016       0.40         0.90 - 2.35         0.30 - 1.76
     Growth Sub-Account         2015       0.23         0.90 - 2.35     (6.27) - (4.69)
                                2014       0.11         0.90 - 2.35        1.60 - 17.83
                                2013       0.22         0.90 - 2.35       42.22 - 44.30
                                2012       0.02         0.90 - 2.35        3.28 - 17.38

  MIST Goldman Sachs Mid Cap    2016       0.83         0.90 - 2.35       10.55 - 12.17
     Value Sub-Account          2015       0.64         0.90 - 2.35    (11.23) - (4.37)
                                2014       0.54         1.10 - 2.35        2.29 - 11.77
                                2013       0.89         1.30 - 2.35       29.57 - 30.94
                                2012       0.59         1.30 - 2.35       15.36 - 16.58

  MIST Harris Oakmark           2016       2.14         0.90 - 2.35         5.67 - 7.21
     International Sub-Account  2015       3.01         0.95 - 2.35     (6.74) - (3.92)
                                2014       2.41         0.95 - 2.35       (7.98) - 0.25
                                2013       2.44         0.95 - 2.35       27.46 - 29.26
                                2012       1.63         0.95 - 2.35       15.61 - 27.58

  MIST Invesco Balanced-Risk    2016       0.15         0.90 - 2.35        4.88 - 10.72
     Allocation Sub-Account     2015       2.83         0.90 - 2.35     (6.43) - (0.67)
     (Commenced 4/30/2012)      2014         --         0.90 - 2.35         0.40 - 4.63
                                2013         --         0.90 - 2.35       (0.50) - 0.95
                                2012       0.55         0.90 - 2.35         3.03 - 4.04

  MIST Invesco Comstock         2016       2.53         0.90 - 2.35       12.17 - 16.25
     Sub-Account                2015       2.88         0.90 - 2.35     (8.16) - (6.81)
                                2014       0.60         0.90 - 2.35         0.28 - 8.33
                                2013       1.07         0.90 - 2.35       32.25 - 34.18
                                2012       1.22         0.90 - 2.35        5.55 - 17.40

  MIST Invesco Mid Cap Value    2016       0.63         0.90 - 2.35        9.67 - 14.47
     Sub-Account                2015       0.45         0.90 - 2.35    (11.10) - (6.76)
                                2014       0.33         0.90 - 2.35         1.20 - 8.70
                                2013       0.74         0.90 - 2.35       27.28 - 29.14
                                2012       0.40         0.90 - 2.35        2.26 - 13.21

  MIST Invesco Small Cap        2016         --         0.89 - 2.35        8.71 - 10.73
     Growth Sub-Account         2015       0.01         0.89 - 2.35     (3.99) - (2.29)
                                2014         --         0.89 - 2.35         1.89 - 7.22
                                2013       0.23         0.89 - 2.35       36.92 - 39.29
                                2012         --         0.89 - 2.35       15.47 - 17.45

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Core Bond        2016    31,064,359     9.84 - 11.16     339,144,828
     Sub-Account                 2015    31,401,600     9.78 - 11.06     340,682,787
                                 2014    32,404,332     9.89 - 11.15     355,237,960
                                 2013    29,439,490    10.12 - 10.75     311,869,932
                                 2012    31,242,391    10.69 - 11.23     346,492,447

  MIST JPMorgan Global Active    2016   848,098,850     1.17 - 12.50   1,042,207,011
     Allocation Sub-Account      2015   828,919,735     1.16 - 12.26   1,000,785,200
     (Commenced 4/30/2012)       2014   747,266,184     1.18 - 12.14     905,975,458
                                 2013   649,853,969      1.13 - 1.16     746,849,717
                                 2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap        2016     1,141,302    21.67 - 24.82      26,376,632
     Value Sub-Account           2015     1,287,553    16.94 - 19.19      23,133,878
                                 2014     1,417,944    18.69 - 20.92      27,932,500
                                 2013     1,455,583    18.28 - 20.23      27,866,566
                                 2012     1,643,159    14.04 - 15.36      24,014,976

  MIST Loomis Sayles Global      2016     8,505,955    16.04 - 18.73     148,612,417
     Markets Sub-Account         2015     9,530,128    15.68 - 17.95     161,399,211
                                 2014    10,444,732    15.85 - 17.90     177,351,030
                                 2013    10,842,823    15.69 - 17.47     180,595,781
                                 2012    12,318,466    13.71 - 14.91     177,780,410

  MIST Met/Aberdeen Emerging     2016    39,351,974     8.62 - 10.44     370,235,661
     Markets Equity Sub-Account  2015    42,624,617      7.91 - 9.58     365,167,198
                                 2014    42,182,331     9.40 - 11.38     425,619,386
                                 2013    41,623,177    10.29 - 12.45     456,076,892
                                 2012    38,352,212    11.09 - 13.41     448,693,258

  MIST Met/Artisan               2016        27,485      8.41 - 8.57         233,690
     International Sub-Account   2015        12,794      9.42 - 9.54         121,159
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance           2016     5,632,610    10.95 - 12.06      64,827,675
     Floating Rate Sub-Account   2015     5,985,329    10.26 - 11.01      64,028,918
                                 2014     6,743,439    10.59 - 11.23      73,909,210
                                 2013     7,519,969    10.76 - 11.18      83,115,837
                                 2012     5,007,151    10.61 - 10.91      54,197,004

  MIST Met/Franklin Low          2016    14,680,889     9.44 - 10.25     144,974,836
     Duration Total Return       2015    16,246,958     9.37 - 10.03     157,983,094
     Sub-Account                 2014    17,421,682     9.65 - 10.18     173,124,917
                                 2013    14,050,793     9.78 - 10.16     140,307,146
                                 2012     4,349,231     9.92 - 10.14      43,609,944

  MIST Met/Templeton             2016     3,153,303    11.87 - 13.07      39,493,620
     International Bond          2015     3,361,116    12.07 - 13.08      42,349,271
     Sub-Account                 2014     3,537,497    12.87 - 13.66      47,183,875
                                 2013     3,905,329    13.00 - 13.53      52,286,139
                                 2012     4,238,395    13.19 - 13.56      57,001,253

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Core Bond        2016       2.78         0.90 - 2.20          0.01 - 1.31
     Sub-Account                 2015       2.33         0.90 - 2.20      (1.70) - (0.01)
                                 2014       1.42         1.10 - 2.20          0.48 - 3.73
                                 2013       0.28         1.30 - 2.35      (5.04) - (4.05)
                                 2012       2.57         1.30 - 2.35          2.47 - 3.55

  MIST JPMorgan Global Active    2016       2.12         0.90 - 2.35          0.12 - 1.98
     Allocation Sub-Account      2015       2.71         0.90 - 2.35        (1.45) - 0.82
     (Commenced 4/30/2012)       2014       1.13         0.90 - 2.35          0.35 - 6.02
                                 2013       0.08         0.90 - 2.35          8.41 - 9.99
                                 2012       0.73         0.90 - 2.35          3.02 - 4.03

  MIST JPMorgan Small Cap        2016       1.84         0.90 - 2.30        27.88 - 29.34
     Value Sub-Account           2015       1.35         0.90 - 2.30      (9.36) - (1.13)
                                 2014       1.07         0.90 - 2.30          2.28 - 3.89
                                 2013       0.69         0.90 - 2.30        30.22 - 31.71
                                 2012       0.84         0.90 - 2.30         2.73 - 13.98

  MIST Loomis Sayles Global      2016       1.67         0.90 - 2.35          1.78 - 3.84
     Markets Sub-Account         2015       1.59         0.95 - 2.35        (1.12) - 0.27
                                 2014       2.08         0.95 - 2.35        (0.82) - 2.49
                                 2013       2.41         0.95 - 2.35        14.41 - 16.02
                                 2012       2.32         1.10 - 2.35         2.75 - 15.41

  MIST Met/Aberdeen Emerging     2016       0.97         0.90 - 2.35       (0.57) - 10.50
     Markets Equity Sub-Account  2015       1.79         0.90 - 2.35     (15.82) - (2.68)
                                 2014       0.84         0.90 - 2.35      (8.69) - (4.92)
                                 2013       1.07         0.90 - 2.35      (7.19) - (5.83)
                                 2012       0.75         0.90 - 2.35         3.96 - 17.77

  MIST Met/Artisan               2016       0.99         0.90 - 1.60    (10.71) - (10.09)
     International Sub-Account   2015       0.60         0.90 - 1.60      (9.11) - (4.55)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance           2016       4.01         0.90 - 2.35          6.73 - 8.29
     Floating Rate Sub-Account   2015       3.64         1.10 - 2.35      (3.14) - (1.92)
                                 2014       3.65         1.10 - 2.35      (1.60) - (0.57)
                                 2013       3.38         1.30 - 2.35          1.42 - 2.50
                                 2012       3.39         1.30 - 2.35          4.83 - 5.94

  MIST Met/Franklin Low          2016       2.90         0.90 - 2.35          0.74 - 2.21
     Duration Total Return       2015       3.12         0.90 - 2.35      (2.93) - (1.51)
     Sub-Account                 2014       2.15         0.90 - 2.35        (1.29) - 0.15
                                 2013       1.07         0.90 - 2.35        (1.19) - 0.25
                                 2012       1.91         0.90 - 2.20          1.17 - 3.15

  MIST Met/Templeton             2016         --         0.95 - 2.20      (1.32) - (0.08)
     International Bond          2015       8.17         0.95 - 2.15        (6.20) - 0.75
     Sub-Account                 2014       4.63         1.10 - 2.15      (2.28) - (0.17)
                                 2013       2.02         1.30 - 2.15      (1.11) - (0.27)
                                 2012      10.26         1.30 - 2.05        11.96 - 12.80

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  MIST Met/Wellington Large        2016       931,137    14.70 - 18.51      15,301,423
     Cap Research Sub-Account      2015     1,013,512    13.89 - 17.26      15,616,983
                                   2014     1,151,671    13.60 - 16.68      17,260,395
                                   2013     1,260,254    12.25 - 14.84      16,869,650
                                   2012     1,423,242     9.34 - 11.16      14,439,147

  MIST MetLife Asset               2016    33,538,308    15.19 - 18.13     557,780,998
     Allocation 100 Sub-Account    2015    37,143,227    14.27 - 16.78     575,818,048
                                   2014    39,915,870    14.91 - 17.28     641,574,794
                                   2013    42,451,280    14.53 - 16.59     659,971,504
                                   2012    44,655,767    11.48 - 12.93     545,044,070

  MIST MetLife Balanced Plus       2016   536,906,397    12.22 - 13.27   6,925,324,483
     Sub-Account                   2015   552,214,291    11.54 - 12.35   6,663,424,002
                                   2014   569,859,186    12.32 - 13.00   7,268,454,132
                                   2013   547,096,627    11.51 - 11.96   6,454,726,976
                                   2012   438,994,467    10.30 - 10.55   4,593,209,415

  MIST MetLife Multi-Index         2016   583,908,748     1.18 - 12.35     847,575,021
     Targeted Risk Sub-Account     2015   435,062,012     1.15 - 11.96     633,831,341
     (Commenced 11/12/2012)        2014   281,516,918     1.19 - 12.18     421,513,955
                                   2013   153,950,143     1.12 - 11.26     209,957,052
                                   2012    11,094,386             1.01      11,247,979

  MIST MetLife Small Cap           2016     9,362,462    25.74 - 32.69     266,605,506
     Value Sub-Account             2015    10,725,811    20.08 - 25.07     236,287,986
                                   2014    12,299,087    21.73 - 26.68     291,013,900
                                   2013    13,992,716    21.87 - 26.40     330,701,962
                                   2012    15,859,523    16.91 - 20.06     287,540,317

  MIST MFS Research                2016    16,956,442    13.02 - 17.53     247,879,900
     International Sub-Account     2015    18,156,340    13.44 - 17.81     271,985,758
                                   2014    18,585,662    14.00 - 18.24     287,913,009
                                   2013    19,616,483    15.39 - 18.44     331,488,461
                                   2012    21,667,563    13.21 - 15.60     311,615,422

  MIST Morgan Stanley Mid Cap      2016    12,770,536     2.37 - 21.48     201,153,118
     Growth Sub-Account            2015    12,648,258     2.62 - 23.62     220,460,412
                                   2014    12,928,550     2.79 - 25.03     240,528,688
                                   2013    13,099,903     2.79 - 24.94     244,579,234
                                   2012    12,225,316     2.03 - 18.06     166,100,095

  MIST Oppenheimer Global          2016     2,333,207    21.57 - 28.48      59,761,246
     Equity Sub-Account            2015     2,520,098    22.02 - 28.67      65,266,488
                                   2014     2,866,078    21.68 - 27.83      72,350,999
                                   2013     3,127,720    21.72 - 27.49      78,398,573
                                   2012       500,711    18.48 - 21.83       9,983,469

  MIST PanAgora Global             2016    95,787,147     1.04 - 10.75     102,757,891
     Diversified Risk Sub-Account  2015    21,772,279      0.95 - 9.78      21,123,770
     (Commenced 4/28/2014)         2014     9,788,108     1.03 - 10.44      10,161,644

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  MIST Met/Wellington Large        2016       2.26        0.90 - 2.30          5.83 - 7.22
     Cap Research Sub-Account      2015       0.78        0.90 - 2.30          2.08 - 3.48
                                   2014       0.80        0.90 - 2.30         1.80 - 12.40
                                   2013       1.28        0.90 - 2.30        31.12 - 32.97
                                   2012       1.07        0.90 - 2.30       (0.27) - 11.75

  MIST MetLife Asset               2016       2.26        0.90 - 2.35          5.06 - 8.00
     Allocation 100 Sub-Account    2015       1.29        0.90 - 2.35      (4.28) - (1.06)
                                   2014       0.71        0.90 - 2.35          0.05 - 4.15
                                   2013       0.75        0.90 - 2.35        26.50 - 28.35
                                   2012       0.64        0.90 - 2.35         2.91 - 15.40

  MIST MetLife Balanced Plus       2016       2.86        0.90 - 2.35          2.21 - 7.39
     Sub-Account                   2015       2.10        0.90 - 2.35      (6.32) - (4.95)
                                   2014       1.75        0.90 - 2.35          0.70 - 8.67
                                   2013       1.19        0.90 - 2.35        11.71 - 13.34
                                   2012         --        0.90 - 2.35         4.67 - 11.81

  MIST MetLife Multi-Index         2016       1.29        0.90 - 2.25          0.17 - 3.43
     Targeted Risk Sub-Account     2015       1.20        0.90 - 2.25      (3.41) - (2.10)
     (Commenced 11/12/2012)        2014         --        1.15 - 2.25          0.83 - 8.01
                                   2013       0.55        1.15 - 2.25         4.04 - 11.65
                                   2012         --        1.15 - 2.00          2.56 - 2.68

  MIST MetLife Small Cap           2016       1.06        0.89 - 2.35        28.21 - 30.39
     Value Sub-Account             2015       0.10        0.89 - 2.35      (7.61) - (6.05)
                                   2014       0.04        0.89 - 2.35        (0.65) - 1.06
                                   2013       0.99        0.89 - 2.35        29.37 - 31.64
                                   2012         --        0.89 - 2.35        15.23 - 17.22

  MIST MFS Research                2016       2.00        0.89 - 2.35      (3.18) - (1.55)
     International Sub-Account     2015       2.71        0.89 - 2.35      (4.06) - (2.37)
                                   2014       2.24        0.89 - 2.35      (9.11) - (3.46)
                                   2013       2.58        0.90 - 2.35        16.49 - 18.19
                                   2012       1.89        0.90 - 2.35         6.35 - 15.60

  MIST Morgan Stanley Mid Cap      2016         --        0.89 - 2.30     (10.54) - (2.08)
     Growth Sub-Account            2015         --        0.89 - 2.30      (7.18) - (5.63)
                                   2014         --        0.89 - 2.30        (1.40) - 0.39
                                   2013       0.60        0.89 - 2.30        35.86 - 38.07
                                   2012         --        0.89 - 2.30        (4.93) - 8.58

  MIST Oppenheimer Global          2016       0.92        0.90 - 2.30      (2.05) - (0.67)
     Equity Sub-Account            2015       0.94        0.90 - 2.30        (1.50) - 3.00
                                   2014       0.82        0.90 - 2.30        (0.31) - 1.23
                                   2013       0.35        0.90 - 2.30        24.22 - 25.97
                                   2012       1.40        0.90 - 1.95         8.80 - 19.84

  MIST PanAgora Global             2016       3.34        0.90 - 2.20         2.13 - 10.13
     Diversified Risk Sub-Account  2015       0.55        1.10 - 2.20      (7.53) - (6.51)
     (Commenced 4/28/2014)         2014       0.46        1.15 - 2.00        (0.35) - 3.75

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  MIST PIMCO Inflation           2016   43,749,123    12.81 - 15.62     622,764,700
     Protected Bond Sub-Account  2015   46,098,333    12.49 - 15.01     634,902,757
                                 2014   50,751,209    13.20 - 15.63     732,596,404
                                 2013   57,648,505    13.13 - 15.33     821,456,089
                                 2012   64,013,091    14.82 - 17.05   1,021,039,296

  MIST PIMCO Total Return        2016   84,045,933    12.44 - 20.10   1,446,213,216
     Sub-Account                 2015   91,772,688    12.26 - 19.72   1,561,823,561
                                 2014  103,504,587    12.40 - 19.84   1,787,038,026
                                 2013  118,419,838    12.03 - 19.16   1,993,786,948
                                 2012  128,302,689    12.42 - 19.67   2,234,370,461

  MIST Pyramis Government        2016   59,975,014    10.24 - 11.12     648,755,946
     Income Sub-Account          2015   60,149,269    10.35 - 11.07     651,039,693
                                 2014   62,286,953    10.55 - 11.13     680,446,278
                                 2013   69,488,361    10.04 - 10.44     715,739,557
                                 2012   88,599,553    10.77 - 11.03     968,887,238

  MIST Pyramis Managed Risk      2016   36,164,251     1.18 - 11.76     415,940,338
     Sub-Account                 2015   31,417,980     1.14 - 11.35     351,642,870
     (Commenced 4/29/2013)       2014   14,204,266    11.35 - 11.58     163,513,389
                                 2013    7,294,047    10.69 - 10.77      78,417,229

  MIST Schroders Global          2016  459,001,172     1.20 - 12.75     577,424,821
     Multi-Asset Sub-Account     2015  467,251,015     1.16 - 12.20     562,872,602
     (Commenced 4/30/2012)       2014  400,460,215     1.20 - 12.36     493,380,979
                                 2013  375,261,358      1.14 - 1.17     435,205,689
                                 2012  179,641,654      1.06 - 1.07     191,885,161

  MIST SSGA Growth and Income    2016   85,949,744    13.64 - 16.06   1,290,390,224
     ETF Sub-Account             2015   93,774,991    13.20 - 15.32   1,349,807,450
                                 2014  101,616,119    13.79 - 15.77   1,513,705,632
                                 2013  110,435,377    13.34 - 15.03   1,578,178,677
                                 2012  118,446,237    12.09 - 13.24   1,521,502,479

  MIST SSGA Growth ETF           2016   30,512,706    13.61 - 16.02     454,752,008
     Sub-Account                 2015   32,991,663    13.03 - 15.12     467,274,058
                                 2014   34,092,389    13.66 - 15.62     501,804,705
                                 2013   35,919,224    13.27 - 14.96     509,607,858
                                 2012   36,733,044    11.51 - 12.55     448,167,959

  MIST T. Rowe Price Large       2016   11,082,070   43.41 - 159.87     747,778,790
     Cap Value Sub-Account       2015   12,150,155   38.27 - 138.81     715,850,738
                                 2014   13,521,347   40.58 - 144.85     838,816,422
                                 2013   11,320,980   38.18 - 128.69     657,944,319
                                 2012   12,231,249    28.88 - 96.83     536,790,380

  MIST T. Rowe Price Mid Cap     2016   25,320,043    16.30 - 19.10     462,783,968
     Growth Sub-Account          2015   27,786,712    15.70 - 18.22     485,654,167
                                 2014   32,310,271    15.06 - 17.30     537,586,208
                                 2013   37,965,912    13.67 - 15.54     568,882,747
                                 2012   41,941,697    10.24 - 11.53     467,536,275

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST PIMCO Inflation           2016         --        0.90 - 2.35           2.55 - 4.04
     Protected Bond Sub-Account  2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                 2014       1.54        0.90 - 2.35         (1.54) - 1.97
                                 2013       2.20        0.90 - 2.35     (11.38) - (10.09)
                                 2012       3.02        0.90 - 2.35           4.22 - 7.82

  MIST PIMCO Total Return        2016       2.59        0.89 - 2.35           0.23 - 1.94
     Sub-Account                 2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                 2014       2.34        0.89 - 2.35           0.40 - 3.56
                                 2013       4.27        0.89 - 2.35       (4.19) - (2.59)
                                 2012       3.13        0.89 - 2.35           4.10 - 8.58

  MIST Pyramis Government        2016       2.11        0.90 - 2.35         (2.68) - 0.41
     Income Sub-Account          2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                 2014       2.60        0.90 - 2.35           0.96 - 6.59
                                 2013       1.55        0.90 - 2.35       (6.74) - (5.37)
                                 2012       0.02        0.90 - 2.35           0.74 - 1.96

  MIST Pyramis Managed Risk      2016       0.75        0.90 - 2.25           0.87 - 3.63
     Sub-Account                 2015       0.66        0.90 - 2.25       (3.45) - (0.73)
     (Commenced 4/29/2013)       2014         --        1.10 - 2.25           0.98 - 7.40
                                 2013       1.65        1.15 - 2.25           4.66 - 5.43

  MIST Schroders Global          2016       1.40        0.90 - 2.35           0.71 - 4.71
     Multi-Asset Sub-Account     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
     (Commenced 4/30/2012)       2014       1.32        0.90 - 2.35           0.43 - 6.77
                                 2013       0.01        0.90 - 2.35           7.55 - 9.12
                                 2012       1.49        0.90 - 2.35           5.01 - 6.03

  MIST SSGA Growth and Income    2016       2.37        0.90 - 2.35           1.90 - 4.84
     ETF Sub-Account             2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                 2014       2.24        0.90 - 2.35         (0.03) - 4.86
                                 2013       2.51        0.90 - 2.35         10.31 - 11.92
                                 2012       2.40        1.10 - 2.35          4.01 - 11.55

  MIST SSGA Growth ETF           2016       2.14        0.90 - 2.35           4.40 - 5.92
     Sub-Account                 2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                 2014       1.88        0.90 - 2.35         (0.05) - 4.43
                                 2013       2.10        0.90 - 2.35         15.33 - 17.01
                                 2012       1.96        1.15 - 2.35          4.38 - 13.71

  MIST T. Rowe Price Large       2016       2.83        0.89 - 2.35          8.67 - 15.17
     Cap Value Sub-Account       2015       1.58        0.89 - 2.35         (5.83) - 3.48
                                 2014       1.18        0.89 - 2.35          1.20 - 12.56
                                 2013       1.58        0.89 - 2.35         30.67 - 32.90
                                 2012       1.50        0.89 - 2.35          6.92 - 17.22

  MIST T. Rowe Price Mid Cap     2016         --        1.30 - 2.35           3.75 - 4.84
     Growth Sub-Account          2015         --        1.30 - 2.35           4.20 - 5.30
                                 2014         --        1.30 - 2.35         10.16 - 11.32
                                 2013       0.21        1.30 - 2.35         33.41 - 34.82
                                 2012         --        1.30 - 2.35         11.03 - 12.21

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MIST TCW Core Fixed Income   2016        29,430     9.90 - 10.02         292,738
     Sub-Account               2015         7,421      9.84 - 9.87          73,169
     (Commenced 5/1/2015)

  MSF Baillie Gifford          2016    22,804,816     4.33 - 14.68     221,819,744
     International Stock       2015    24,846,295     4.17 - 14.13     233,411,516
     Sub-Account               2014    27,573,117     4.31 - 14.37     269,502,431
                               2013    29,549,817     4.51 - 15.12     303,453,047
                               2012       219,106     3.96 - 13.35       2,585,607

  MSF Barclays Aggregate Bond  2016    21,606,441     1.79 - 19.26     308,498,975
     Index Sub-Account         2015    18,032,558     1.77 - 18.98     245,107,645
                               2014    16,099,701     1.79 - 19.11     213,475,999
                               2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766

  MSF BlackRock Bond Income    2016     1,269,349    46.30 - 77.89      74,475,330
     Sub-Account               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045
                               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933

  MSF BlackRock Capital        2016       584,767    17.21 - 54.82      14,098,982
     Appreciation Sub-Account  2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428
                               2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610

  MSF BlackRock Large Cap      2016       254,830    18.36 - 21.14       5,024,818
     Value Sub-Account         2015       245,613    15.79 - 17.99       4,149,008
                               2014       229,967    17.66 - 19.31       4,201,564
                               2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532

  MSF BlackRock Ultra-Short    2016    33,915,071     2.28 - 25.22     343,711,226
     Term Bond Sub-Account     2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367
                               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901

  MSF Frontier Mid Cap Growth  2016     3,317,626    18.21 - 20.80      66,475,159
     Sub-Account               2015     3,809,398    17.73 - 20.04      73,654,799
     (Commenced 4/29/2013)     2014     4,248,372    17.69 - 19.79      81,297,538
                               2013     4,767,721    16.33 - 18.08      83,651,163

  MSF Jennison Growth          2016    21,756,762     4.56 - 23.16     447,002,555
     Sub-Account               2015    23,988,437     4.61 - 23.40     501,066,353
                               2014    27,528,387     4.22 - 21.36     529,020,323
                               2013    32,574,197     3.93 - 19.82     585,624,219
                               2012    35,125,323     2.91 - 14.55     468,764,846

  MSF Loomis Sayles Small Cap  2016       241,747    52.28 - 68.64      14,400,635
     Core Sub-Account          2015       250,951    44.97 - 58.33      12,750,644
                               2014       261,060    46.83 - 58.80      13,706,471
                               2013       283,327    46.30 - 57.49      14,610,773
                               2012       330,015    33.68 - 41.36      12,332,225

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST TCW Core Fixed Income   2016       0.71        0.90 - 1.60          0.59 - 1.29
     Sub-Account               2015         --        1.10 - 1.60      (1.56) - (0.10)
     (Commenced 5/1/2015)

  MSF Baillie Gifford          2016       1.38        1.10 - 2.25          2.71 - 3.91
     International Stock       2015       1.43        1.10 - 2.25      (4.35) - (0.24)
     Sub-Account               2014       1.26        1.30 - 2.25      (5.49) - (1.36)
                               2013       0.02        1.30 - 2.25         9.68 - 13.94
                               2012       1.14        1.40 - 1.90        17.11 - 17.85

  MSF Barclays Aggregate Bond  2016       2.73        0.89 - 2.35        (2.09) - 1.44
     Index Sub-Account         2015       2.67        0.89 - 2.35      (2.38) - (0.46)
                               2014       2.62        0.89 - 2.35          0.54 - 4.87
                               2013       3.23        0.89 - 2.25      (4.74) - (3.19)
                               2012       3.45        0.89 - 2.25          1.27 - 2.98

  MSF BlackRock Bond Income    2016       2.96        0.89 - 2.30        (1.22) - 2.21
     Sub-Account               2015       3.55        0.89 - 2.30      (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30          0.85 - 6.14
                               2013       3.83        0.89 - 2.30      (3.17) - (1.65)
                               2012       2.54        0.89 - 2.30          3.74 - 6.59

  MSF BlackRock Capital        2016         --        0.89 - 2.30      (2.19) - (0.80)
     Appreciation Sub-Account  2015         --        0.89 - 2.30          0.83 - 5.34
                               2014       0.06        0.89 - 2.30          0.94 - 7.93
                               2013       0.79        0.89 - 2.30        31.17 - 33.03
                               2012       0.32        0.89 - 2.30       (0.88) - 13.35

  MSF BlackRock Large Cap      2016       1.63        0.89 - 1.60        16.22 - 17.46
     Value Sub-Account         2015       1.82        0.89 - 1.60     (10.29) - (6.82)
                               2014       1.26        0.89 - 1.35          1.39 - 8.95
                               2013       1.38        0.89 - 1.35        30.28 - 30.88
                               2012       1.61        0.89 - 1.35        12.74 - 13.27

  MSF BlackRock Ultra-Short    2016         --        0.90 - 2.35      (2.21) - (0.75)
     Term Bond Sub-Account     2015         --        0.90 - 2.35      (2.32) - (0.27)
                               2014         --        0.90 - 2.35      (2.32) - (0.13)
                               2013         --        0.90 - 2.35      (2.32) - (0.37)
                               2012         --        0.95 - 2.35      (2.34) - (0.74)

  MSF Frontier Mid Cap Growth  2016         --        1.30 - 2.35          2.72 - 3.80
     Sub-Account               2015         --        1.30 - 2.35          0.22 - 1.28
     (Commenced 4/29/2013)     2014         --        1.30 - 2.35          8.30 - 9.44
                               2013         --        1.30 - 2.35        19.21 - 20.07

  MSF Jennison Growth          2016       0.03        0.90 - 2.35      (2.45) - (0.98)
     Sub-Account               2015       0.02        0.90 - 2.35          3.00 - 9.55
                               2014       0.04        0.90 - 2.35        (0.16) - 7.81
                               2013       0.20        0.90 - 2.35        33.56 - 35.51
                               2012       0.01        0.95 - 2.35       (4.12) - 14.17

  MSF Loomis Sayles Small Cap  2016       0.07        1.10 - 2.30        16.27 - 17.67
     Core Sub-Account          2015         --        1.10 - 2.30      (3.98) - (2.67)
                               2014         --        1.20 - 2.30          1.15 - 2.27
                               2013       0.23        1.20 - 2.30        37.49 - 39.01
                               2012         --        1.20 - 2.30        11.66 - 12.90

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  MSF Loomis Sayles Small Cap     2016        15,428    17.80 - 19.55        292,623
     Growth Sub-Account           2015        18,203    17.03 - 18.60        328,707
     (Commenced 4/30/2012)        2014        16,302    17.05 - 18.51        293,433
                                  2013        12,506    17.15 - 18.50        226,802
                                  2012         3,306    11.73 - 12.58         40,927

  MSF Met/Artisan Mid Cap         2016     9,275,939    20.44 - 60.81    217,144,062
     Value Sub-Account            2015    10,052,598    17.04 - 49.89    194,979,851
                                  2014    11,205,267    19.30 - 55.59    244,385,523
                                  2013    13,125,790    19.41 - 55.03    285,771,010
                                  2012    13,419,571    14.54 - 40.57    217,257,576

  MSF Met/Dimensional             2016     2,814,983    19.38 - 21.73     57,869,934
     International Small Company  2015     3,198,853    18.74 - 20.72     63,108,799
     Sub-Account                  2014     3,070,324    18.13 - 19.77     58,174,088
                                  2013     3,208,551    19.88 - 21.38     66,162,419
                                  2012     3,203,412    15.91 - 16.90     52,618,293

  MSF Met/Wellington Core         2016    29,665,645     5.82 - 62.22    787,903,717
     Equity Opportunities         2015    26,356,637    17.28 - 58.48    527,700,755
     Sub-Account                  2014    30,718,018    17.28 - 57.62    609,015,113
                                  2013    36,209,587    16.00 - 52.55    658,561,438
                                  2012    41,401,029    12.26 - 39.65    572,327,325

  MSF MetLife Asset               2016     7,192,154    13.15 - 15.31    101,585,600
     Allocation 20 Sub-Account    2015     4,782,874    12.86 - 14.78     65,568,612
                                  2014     2,973,577    13.22 - 15.00     41,687,543
                                  2013       557,035    12.93 - 13.63      7,497,408
                                  2012       735,694    12.67 - 13.27      9,655,026

  MSF MetLife Asset               2016   266,351,270    13.44 - 16.21  3,966,089,283
     Allocation 40 Sub-Account    2015   297,958,878    12.97 - 15.25  4,248,132,666
                                  2014   341,017,115    13.43 - 15.56  4,991,456,808
                                  2013       550,896    13.60 - 14.27      7,732,376
                                  2012       588,986    12.52 - 13.07      7,576,787

  MSF MetLife Asset               2016   407,551,536    14.43 - 20.37  6,424,608,702
     Allocation 60 Sub-Account    2015   446,107,386    13.78 - 19.25  6,667,289,010
                                  2014   489,838,225    14.27 - 19.73  7,527,991,156
                                  2013     3,073,122    13.90 - 14.77     44,655,421
                                  2012     3,326,548    12.05 - 12.71     41,689,448

  MSF MetLife Asset               2016   353,810,551    14.56 - 21.32  5,638,281,052
     Allocation 80 Sub-Account    2015   388,323,652    13.77 - 19.96  5,814,030,390
                                  2014   420,572,925    14.33 - 20.54  6,507,894,347
                                  2013     3,927,901    14.05 - 14.80     57,260,787
                                  2012     4,335,356    11.55 - 12.09     51,720,857

  MSF MetLife Mid Cap Stock       2016     5,338,539     3.27 - 35.35    151,623,612
     Index Sub-Account            2015     5,111,469     2.75 - 29.62    121,483,288
                                  2014     5,178,461     2.86 - 30.60    127,735,872
                                  2013     5,501,359     2.64 - 28.20    125,884,078
                                  2012     4,914,049     2.01 - 21.37     88,989,701

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                           INCOME          LOWEST TO           LOWEST TO
                                          RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        -------------  ----------------  ------------------
  MSF Loomis Sayles Small Cap     2016         --        0.90 - 1.50           4.47 - 5.10
     Growth Sub-Account           2015         --        0.90 - 1.50         (0.08) - 0.52
     (Commenced 4/30/2012)        2014         --        0.90 - 1.50         (0.57) - 0.03
                                  2013         --        0.90 - 1.50         46.17 - 47.05
                                  2012         --        0.90 - 1.50       (1.28) - (0.88)

  MSF Met/Artisan Mid Cap         2016       0.88        0.89 - 2.35         19.80 - 21.88
     Value Sub-Account            2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64
                                  2012       0.80        0.89 - 2.35          8.98 - 10.87

  MSF Met/Dimensional             2016       1.92        0.90 - 2.30           3.42 - 4.88
     International Small Company  2015       1.67        0.90 - 2.30           0.83 - 4.81
     Sub-Account                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
                                  2013       1.72        0.90 - 2.30         24.70 - 26.46
                                  2012       2.19        0.90 - 2.35          3.91 - 16.37

  MSF Met/Wellington Core         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Equity Opportunities         2015       1.65        0.89 - 2.35         (0.11) - 4.18
     Sub-Account                  2014       0.59        0.89 - 2.35           1.34 - 9.65
                                  2013       1.27        0.89 - 2.35         30.43 - 32.52
                                  2012       0.72        0.89 - 2.35          1.16 - 11.86

  MSF MetLife Asset               2016       3.21        0.90 - 2.20           0.66 - 3.59
     Allocation 20 Sub-Account    2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49

  MSF MetLife Asset               2016       3.55        0.90 - 2.35           1.95 - 5.14
     Allocation 40 Sub-Account    2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74

  MSF MetLife Asset               2016       3.15        0.90 - 2.35           3.07 - 6.15
     Allocation 60 Sub-Account    2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49

  MSF MetLife Asset               2016       2.95        0.90 - 2.35           4.56 - 7.17
     Allocation 80 Sub-Account    2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60

  MSF MetLife Mid Cap Stock       2016       1.06        0.89 - 2.35         17.29 - 19.37
     Index Sub-Account            2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52
                                  2013       1.00        0.89 - 2.35         29.67 - 31.97
                                  2012       0.82        0.89 - 2.35         14.53 - 16.55

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  MSF MetLife Stock Index      2016    25,218,819      7.75 - 86.45     594,986,915
     Sub-Account               2015    25,649,785      7.03 - 78.11     553,515,934
                               2014    28,264,874      7.03 - 77.90     610,830,233
                               2013    28,624,388      6.28 - 69.33     561,274,487
                               2012    29,109,224      4.82 - 52.98     446,759,028

  MSF MFS Total Return         2016       645,393     50.82 - 81.96      41,309,025
     Sub-Account               2015       710,775     47.72 - 75.73      42,319,194
                               2014       756,067     49.00 - 76.52      45,817,455
                               2013       814,124     46.24 - 71.07      46,044,412
                               2012       730,405     41.41 - 60.26      35,344,618

  MSF MFS Value Sub-Account    2016    11,015,597     14.16 - 29.18     284,625,248
                               2015    10,866,190     12.69 - 25.81     249,890,569
                               2014    10,916,908     13.03 - 26.14     255,401,966
                               2013    12,139,878     12.05 - 23.85     260,473,964
                               2012     3,025,966     14.12 - 17.78      48,275,261

  MSF MSCI EAFE Index          2016     9,185,190      1.46 - 15.96     104,406,669
     Sub-Account               2015     8,770,551      1.46 - 15.89      99,902,951
                               2014     8,697,532      1.49 - 16.21     101,223,288
                               2013     8,809,646      1.61 - 17.40     112,197,169
                               2012     7,172,234      1.34 - 14.41      81,404,548

  MSF Neuberger Berman         2016     5,470,799     20.57 - 32.20     133,113,538
     Genesis Sub-Account       2015     6,339,117     17.77 - 27.37     131,949,869
                               2014     7,109,782     18.11 - 27.46     150,104,225
                               2013     8,020,175     18.58 - 27.70     172,247,460
                               2012       626,194     16.44 - 20.18      11,798,908

  MSF Russell 2000 Index       2016     5,131,926      3.22 - 35.60     143,701,523
     Sub-Account               2015     5,516,806      2.69 - 29.61     129,529,499
                               2014     5,807,014      2.84 - 31.21     144,858,146
                               2013     5,835,501      2.74 - 29.98     141,070,458
                               2012     5,078,788      2.01 - 21.83      91,750,975

  MSF T. Rowe Price Large Cap  2016    17,003,069      8.79 - 62.34     203,478,587
     Growth Sub-Account        2015    19,853,858      8.76 - 62.33     233,448,817
                               2014    15,015,374      8.02 - 57.25     166,959,337
                               2013    14,688,080      8.03 - 53.41     151,930,071
                               2012        39,346     35.99 - 39.07       1,501,612

  MSF T. Rowe Price Small Cap  2016       373,919     29.67 - 42.70      12,987,892
     Growth Sub-Account        2015       373,434     27.19 - 38.55      11,814,560
                               2014       321,073     27.11 - 37.87       9,976,420
                               2013       356,919     25.98 - 35.74      10,522,813
                               2012       380,162     18.41 - 24.95       7,808,995

  MSF Van Eck Global Natural   2016     6,924,892     12.08 - 13.17      88,041,249
     Resources Sub-Account     2015     8,336,502       8.59 - 9.26      74,871,874
                               2014     6,586,665     13.05 - 13.93      89,288,128
                               2013     6,278,667     16.43 - 17.17     106,449,499
                               2012     7,200,491     15.15 - 15.70     111,896,983

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Stock Index      2016       1.84        0.89 - 2.90          8.35 - 10.68
     Sub-Account               2015       1.57        0.89 - 2.90         (3.80) - 2.90
                               2014       1.51        0.89 - 2.90          0.87 - 12.36
                               2013       1.68        0.89 - 2.90         28.14 - 30.85
                               2012       1.55        0.89 - 2.90         12.30 - 14.73

  MSF MFS Total Return         2016       2.77        0.89 - 2.30           6.50 - 8.23
     Sub-Account               2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                               2014       2.25        0.89 - 2.30           5.95 - 7.68
                               2013       2.31        0.89 - 2.30         16.06 - 17.94
                               2012       2.78        0.89 - 2.15          2.75 - 10.59

  MSF MFS Value Sub-Account    2016       2.08        0.89 - 2.35         11.45 - 13.38
                               2015       2.49        0.89 - 2.35         (2.68) - 2.26
                               2014       1.57        0.89 - 2.35           1.99 - 9.83
                               2013       0.55        0.89 - 2.35         17.10 - 34.53
                               2012       1.94        0.89 - 2.30          3.00 - 15.61

  MSF MSCI EAFE Index          2016       2.41        0.89 - 2.25         (1.28) - 0.44
     Sub-Account               2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                               2014       2.43        0.89 - 2.25       (8.42) - (2.81)
                               2013       2.89        0.89 - 2.25         18.74 - 20.78
                               2012       2.89        0.89 - 2.15         15.42 - 17.27

  MSF Neuberger Berman         2016       0.23        0.89 - 2.35         15.64 - 17.63
     Genesis Sub-Account       2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                               2014       0.22        0.89 - 2.35         (2.62) - 0.40
                               2013       0.10        0.89 - 2.35         24.94 - 37.30
                               2012       0.34        0.89 - 2.30           7.25 - 9.05

  MSF Russell 2000 Index       2016       1.07        0.89 - 2.35         18.12 - 20.21
     Sub-Account               2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                               2014       0.96        0.89 - 2.35           2.30 - 4.11
                               2013       1.29        0.89 - 2.35         34.91 - 37.33
                               2012       0.88        0.89 - 2.35         13.24 - 15.31

  MSF T. Rowe Price Large Cap  2016         --        0.89 - 2.35         (0.83) - 0.86
     Growth Sub-Account        2015         --        0.89 - 2.35         (3.16) - 9.80
                               2014         --        0.89 - 2.35        (0.04) - 13.92
                               2013         --        0.89 - 2.35         26.10 - 37.93
                               2012         --        1.50 - 1.90         16.43 - 16.90

  MSF T. Rowe Price Small Cap  2016       0.15        0.89 - 2.15          9.11 - 10.75
     Growth Sub-Account        2015       0.08        0.89 - 2.15         (8.44) - 1.80
                               2014       0.01        0.89 - 2.15           2.47 - 5.96
                               2013       0.22        0.89 - 2.15         41.11 - 43.27
                               2012         --        0.89 - 2.15         13.43 - 15.14

  MSF Van Eck Global Natural   2016       0.59        1.10 - 2.15         40.68 - 42.17
     Resources Sub-Account     2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                               2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                               2013       0.66        1.30 - 2.15           8.40 - 9.32
                               2012         --        1.30 - 2.15           0.38 - 1.25

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  MSF Western Asset              2016   32,852,094    25.20 - 36.70   1,050,068,498
     Management Strategic Bond   2015        6,545    27.92 - 31.04         195,310
     Opportunities Sub-Account   2014          398            32.02          12,743
     (Commenced 11/19/2014)

  MSF Western Asset              2016   14,126,610    14.46 - 19.94     250,345,183
     Management U.S. Government  2015   15,069,560    14.65 - 19.92     268,298,667
     Sub-Account                 2014   15,346,536    14.95 - 19.83     276,085,662
                                 2013   16,417,493    14.93 - 19.52     291,870,388
                                 2012   17,244,875    15.42 - 19.89     313,310,285

  Neuberger Berman Genesis       2016          246            26.63           6,564
     Sub-Account                 2015          317            22.76           7,222
                                 2014          393            22.93           9,013
                                 2013          474            23.21          10,991
                                 2012          474            17.11           8,101

  Oppenheimer VA Core Bond       2016          921             6.21           5,719
     Sub-Account                 2015        1,226             6.10           7,477
                                 2014        1,362             6.13           8,346
                                 2013        1,493             5.79           8,646
                                 2012        1,541             5.88           9,058

  Oppenheimer VA Government      2016          640             5.30           3,396
     Money Sub-Account           2015          668             5.38           3,592
                                 2014          696             5.45           3,793
                                 2013          723             5.53           4,000
                                 2012       20,150             5.61         112,965

  Oppenheimer VA Main Street     2016    3,684,082    19.26 - 33.36     115,192,944
     Small Cap Sub-Account       2015    4,053,883    16.54 - 28.62     109,248,990
                                 2014    4,346,502    17.83 - 30.77     126,466,514
                                 2013    4,655,290    16.15 - 27.82     123,045,407
                                 2012    5,041,901    11.62 - 19.97      96,092,155

  Oppenheimer VA Main Street     2016       11,492             8.90         102,246
     Sub-Account                 2015       12,936             8.08         104,564
                                 2014       13,372             7.93         106,085
                                 2013       14,316             7.27         104,039
                                 2012       14,959             5.59          83,663

  PIMCO VIT                      2016       64,637      7.15 - 7.22         464,850
     CommodityRealReturn         2015       39,333      6.34 - 6.37         250,085
     Strategy Sub-Account        2014        1,515      8.69 - 8.70          13,170
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets     2016       62,989    10.18 - 10.29         645,743
     Bond Sub-Account            2015       44,282      9.16 - 9.21         406,796
     (Commenced 11/19/2014)      2014        1,592             9.55          15,202

  PIMCO VIT Unconstrained        2016       56,423      9.87 - 9.98         560,051
     Bond Sub-Account            2015       29,245      9.61 - 9.66         281,863
     (Commenced 11/19/2014)      2014          478             9.96           4,759

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Western Asset              2016       2.28        0.89 - 2.35           3.36 - 7.33
     Management Strategic Bond   2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     Opportunities Sub-Account   2014         --               1.10                (0.65)
     (Commenced 11/19/2014)

  MSF Western Asset              2016       2.39        0.90 - 2.35         (1.94) - 0.12
     Management U.S. Government  2015       2.04        0.90 - 2.35       (2.02) - (0.40)
     Sub-Account                 2014       1.68        0.95 - 2.35           0.17 - 1.58
                                 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
                                 2012       1.85        0.95 - 2.35           0.64 - 2.07

  Neuberger Berman Genesis       2016       0.06               0.89                 17.01
     Sub-Account                 2015       0.05               0.89                (0.74)
                                 2014       0.05               0.89                (1.19)
                                 2013       0.32               0.89                 35.68
                                 2012       0.21               0.89                  8.84

  Oppenheimer VA Core Bond       2016       3.73               1.40                  1.83
     Sub-Account                 2015       4.05               1.40                (0.44)
                                 2014       5.29               1.40                  5.77
                                 2013       5.14               1.40                (1.49)
                                 2012       4.67               1.40                  8.75

  Oppenheimer VA Government      2016         --               1.40                (1.38)
     Money Sub-Account           2015         --               1.40                (1.38)
                                 2014         --               1.40                (1.38)
                                 2013       0.01               1.40                (1.38)
                                 2012       0.01               1.40                (1.39)

  Oppenheimer VA Main Street     2016       0.25        0.95 - 1.80         12.92 - 16.56
     Small Cap Sub-Account       2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                                 2014       0.63        0.95 - 1.75          9.72 - 10.60
                                 2013       0.70        0.95 - 1.75         38.19 - 39.29
                                 2012       0.33        0.95 - 1.75         15.62 - 16.55

  Oppenheimer VA Main Street     2016       1.14               1.40                 10.07
     Sub-Account                 2015       0.92               1.40                  1.89
                                 2014       0.84               1.40                  9.16
                                 2013       1.10               1.40                 29.94
                                 2012       0.86               1.40                 15.24

  PIMCO VIT                      2016       0.90        1.10 - 1.60         12.80 - 13.37
     CommodityRealReturn         2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     Strategy Sub-Account        2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets     2016       4.97        0.95 - 1.60         11.18 - 11.91
     Bond Sub-Account            2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     (Commenced 11/19/2014)      2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  PIMCO VIT Unconstrained        2016       1.42        1.10 - 1.60           2.77 - 3.28
     Bond Sub-Account            2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     (Commenced 11/19/2014)      2014       0.04               1.35                (0.10)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Mid Cap Value    2016     1,342,318    44.36 - 55.19      67,321,539
     Sub-Account               2015     1,461,366    38.92 - 47.94      63,990,328
                               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042
                               2012     1,769,793    28.91 - 34.56      56,444,927

  Pioneer VCT Real Estate      2016         8,268    28.88 - 32.67         252,027
     Shares Sub-Account        2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653
                               2012        10,700    21.29 - 23.38         237,514

  T. Rowe Price Government     2016        31,086            17.14         532,685
     Money Sub-Account         2015        28,754            17.29         497,039
                               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449
                               2012        40,746            17.75         723,146

  T. Rowe Price Growth Stock   2016        40,267           158.76       6,392,650
     Sub-Account               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192
                               2012        66,302            96.60       6,404,585

  T. Rowe Price International  2016        24,670            15.53         383,175
     Stock Sub-Account         2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401
                               2012        45,736            13.99         639,881

  TAP 1919 Variable Socially   2016         3,566    37.21 - 41.07         143,946
     Responsive Balanced       2015         5,634    35.70 - 39.24         215,832
     Sub-Account               2014         6,406    37.02 - 40.53         253,840
                               2013         7,932    34.52 - 37.64         292,286
                               2012         9,185    29.64 - 32.19         289,329

  UIF Global Infrastructure    2016        41,674    11.55 - 12.97         503,939
     Sub-Account               2015        32,371    10.20 - 11.38         345,685
     (Commenced 11/19/2014)    2014           664    12.49 - 12.95           8,465

  VanEck VIP Long/Short        2016        47,143      9.70 - 9.81         460,268
     Equity Index Sub-Account  2015        26,997      9.61 - 9.67         260,319
     (Commenced 11/19/2014)    2014         1,662    10.08 - 10.09          16,769

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Pioneer VCT Mid Cap Value    2016       0.47        0.95 - 1.95         10.51 - 15.13
     Sub-Account               2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50
                               2012       0.84        0.95 - 1.95           8.67 - 9.77

  Pioneer VCT Real Estate      2016       3.27        1.20 - 1.95           3.78 - 4.56
     Shares Sub-Account        2015       2.06        1.20 - 1.95           2.50 - 3.27
                               2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33
                               2012       2.11        1.20 - 1.95         13.84 - 14.70

  T. Rowe Price Government     2016       0.02               0.89                (0.87)
     Money Sub-Account         2015       0.01               0.89                (0.88)
                               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)
                               2012       0.01               0.89                (0.88)

  T. Rowe Price Growth Stock   2016       0.07               0.89                  0.51
     Sub-Account               2015         --               0.89                  9.87
                               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97
                               2012       0.18               0.89                 17.86

  T. Rowe Price International  2016       1.14               0.89                  1.39
     Stock Sub-Account         2015       0.80               0.89                (1.65)
                               2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26
                               2012       1.21               0.89                 17.66

  TAP 1919 Variable Socially   2016       0.88        1.50 - 1.90           4.24 - 4.65
     Responsive Balanced       2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Sub-Account               2014       0.87        1.50 - 1.90           7.25 - 7.68
                               2013       0.83        1.50 - 1.90         16.47 - 16.94
                               2012       1.06        1.50 - 1.90           8.62 - 9.06

  UIF Global Infrastructure    2016       2.10        0.90 - 1.60         13.14 - 13.94
     Sub-Account               2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35           0.27 - 0.30

  VanEck VIP Long/Short        2016       0.14        1.10 - 1.60           0.99 - 1.50
     Equity Index Sub-Account  2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35           0.67 - 0.70

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

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                                      116

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2016.

3. Statements of Operations for the year ended December 31, 2016.

4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2016 and 2015.

3. Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (6)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (26)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (26)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (4)


   (i)(b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (26)


   (i)(c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (27)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (22)



   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (30)

   (iv)        Brighthouse Securities, LLC Sales Agreement (30)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (1)


   (ii)        Enhanced Dollar Cost Averaging Rider (1)


   (iii)       Three Month Market Entry Rider (1)


   (iv)        Death Benefit Rider - Principal Protection (1)


   (v)         Death Benefit Rider - Compounded-Plus (1)


   (vi)        Death Benefit Rider - (Annual Step-Up) (1)


   (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit) (1)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (1)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)


   (x)         Terminal Illness Rider (1)


   (xi)        Individual Retirement Annuity Endorsement (1)


   (xii)       Roth Individual Retirement Annuity Endorsement (1)


   (xiii)      401 Plan Endorsement (1)


   (xiv)       Tax Sheltered Annuity Endorsement (1)


   (xv)        Unisex Annuity Rates Rider (1)


   (xvi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) (3)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 03/03 (5)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04) (6)


   (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2
               (7/04) (6)


   (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (6)


   (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (6)


   (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02) (6)


   (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02) (6)


   (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (6)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2(05/05) (7)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (7)


   (xxvii)     Form of Three Month Market Entry Rider 8014-1 (05/05) (7)


   (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)
               (8)


   (xxix) Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E (9)


   (xxx)       Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05)
               (9)


   (xxxi)      Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)


   (xxxii) Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05) (9)


   (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)


   (xxxiv)     Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (LGWB
               I) ((6/06) (11)


   (xxxv)      Form of Contract Schedule 8028-5 (6/06) (LWGB I) (11)


   (xxxvi)     Fixed Account Rider 8102 (11/00) (12)

   (xxxvii)    Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)
               (13)


   (xxxviii)   Form of Contract Schedule Guaranteed Minimum Death Benefit
               (GMDB) Rider MLIU-EDB (4/08) (13)


   (xxxix) Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08)(GMIB Plus II) (13)


   (xl)        Form of Contract Schedule Guaranteed Minimum Income Benefit
               (GMIB) Rider MLIU-EGMIB (4/08) (GMIB Plus II) (16)


   (xli) Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08)(LWG II) (13)


   (xlii) Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II) (15)


   (xliii)     Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E
               (17)


   (xliv) Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II) (18)


   (xlv)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (19)


   (xlvi)      Form of Contract Schedule 8028-6 (9/10) (TV GMIB/EDB Max) (19)


   (xlvii)     Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (21)


   (xlviii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (26)



   (xlix)      Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (26)


   (l) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (30)



5. (i)         Form of Variable Annuity Application (2)


   (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA
               (6)


   (iii)       Form of Variable Annuity Application 8029 (1/05) APPAVA105USAVA
               (7)


   (iv)        Form of Variable Annuity Application 8029 (4/05) APPVA1105USAVA
               (9)


   (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606
               (11)


   (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA
               April 2008 (14)


   (vii)       Form of Variable Annuity Application 8600 (8/08) APPUSAVA May
               2011 (20)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (26)


   (ii)        Copy of the Bylaws of the Company (26)



   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective March 6, 2017) (30)


   (iv)        Copy of Amended and Restated Bylaws of the Company (30)



7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (28)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015)
               (29)


8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (23)


     (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (24)

     (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (24)


     (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (26)


   (ii)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (25)


     (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (24)



   (iii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (30)


   (iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (30)



9.             Opinion of Counsel (26)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn Dumais (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(15) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.333-152385 and 811-03365) filed electronically on October 28, 2008.

(16) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.


(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 39 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 20, 2011.


(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(23) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(24) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(25) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(26) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200256 and 811-03365) filed electronically on November 17, 2014.


(27) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 Registration Statement to Form N-4 (File Nos. 333-10177and 811-21262) filed electronically on April 6, 2016.


(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.


(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically April 15, 2016.



(30) incorporated herein by reference to Registrant's Post-Effective Amendment No.1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically April 12, 2017.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960

Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley                        Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647

Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 410,733 owners of qualified contracts and 171,781 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------





Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.

Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant



(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111




ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, state of North Carolina, on the 12th day of April, 2017.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2017.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Kieran Mullins*                Director and Vice President
-------------------------------
Kieran Mullins

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 12, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney